BOND FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2000

                                                                [One Group Logo]

                                                   ONE GROUP(R) ULTRA SHORT-TERM BOND FUND
                                                   ONE GROUP(R) SHORT-TERM BOND FUND
                                                   ONE GROUP(R) INTERMEDIATE BOND FUND
                                                   ONE GROUP(R) BOND FUND
                                                   ONE GROUP(R) INCOME BOND FUND
                                                   ONE GROUP(R) MORTGAGE-BACKED SECURITIES FUND
                                                   ONE GROUP(R) GOVERNMENT BOND FUND
                                                   ONE GROUP(R) TREASURY & AGENCY FUND
                                                   ONE GROUP(R) HIGH YIELD BOND FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2000

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................   82
Statements of Operations ...................................   84
Statements of Changes in Net Assets ........................   86
Schedules of Capital Stock Activity ........................   89
Financial Highlights .......................................   92
Notes to Financial Statements ..............................  122

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

QUESTIONS, CONCERNS INFLUENCE BOND MARKET
Volatility and uncertainty characterized the fixed income market during the second half of 2000. The market continued to feel the impact of the Federal Reserve's interest rate hikes of 1999 and the first half of 2000. In addition, credit conditions tightened, as corporations discovered that capital- and credit-market funding increasingly was difficult to obtain.

Our investment managers also continued to deal with structural changes resulting from the reduction in U.S. Treasury supply. This was due to less issuance and the federal government's buyback program. The declining supply of U.S. Treasuries will continue to challenge fixed income valuations, asset allocations, benchmark characteristics and risk management.

There also was heightened uncertainty regarding the economy, particularly toward the end of the year. In the first half of the year investors worried that economic growth was too strong, which would lead to additional Fed rate hikes. But by the fourth quarter, economic growth had slowed significantly, igniting recession fears. In addition, a new round of inflation worries emerged, due to volatile energy prices and a tight labor market. With all of these issues, corporate earnings came under increasing pressure, adding to the credit market's woes.

The market also continued to experience significant spread sector volatility. (Spreads refer to the differences in yield between Treasury bonds and comparable-maturity non-Treasury bonds. Non-Treasury bonds become more attractive as spreads tighten.) The widening and tightening of spreads was manageable in the mortgage- and asset-backed sectors, but corporate and high-yield spread volatility was more difficult to overcome largely due to decreased liquidity.

TREASURIES LEAD ALL SECTORS
Higher-quality securities offered the best performance during the six- and 12-month periods ended December 31, 2000. Long-term Treasuries finished the year and six-month period ahead of the S&P 500 Index for the first time since 1993, as long bond yields declined more than one percentage point for the year. The yield on the 30-year Treasury declined from 6.48% on December 31, 1999, to 5.88% on June 30, 2000, to 5.43% on December 29, 2000.

This performance primarily was due to the debt buyback program. The shrinking supply of Treasuries made the existing ones more valuable, and their prices soared. The yield curve inverted, as yields on shorter-term securities were higher than yields on longer-term securities. Adding to the out-performance of Treasuries was a degree of flight to quality by anxious equity and bond investors.

CONDITIONS FAVORABLE FOR ONE GROUP MANAGEMENT STYLE
In periods of uncertainty, such as in 2000, active mutual fund management becomes extremely important. Uncovering and avoiding credit problems and selecting individual securities and sub-sectors are crucial. Although we were faced with many pressures during the six-month period, our funds persevered due to our disciplined, risk- and research-focused investment process that emphasizes sector and security selection and diversification. We under-weighted the investment-grade corporate bond sector, focusing instead on higher-quality mortgage- and asset-backed bonds that offered attractive yield advantages.

A key strategy we try to implement in all market environments is to maintain a fairly controlled duration policy. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less.) By doing this in the second half of 2000, the funds were able to avoid severe price swings that resulted from the changing interest rate environment.

MUNICIPAL MARKET OFFERS SOLID PERFORMANCE
Similar to the taxable market, higher-quality bonds in the municipal market generated solid performance during the second half of 2000. Broad-based investor demand, sound credit fundamentals at the state and local levels of government and above-average tax-adjusted yields supported strong second-half performance. Credit quality and liquidity problems emerged in the high-yield municipal market, but our funds avoided that area of the market by emphasizing quality at the portfolio and security levels.

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW, CONTINUED                        DECEMBER 31, 2000

HIGH-YIELD MARKET STRUGGLES
Deteriorating technical factors surrounding credit, liquidity and increasing default levels continued to plague the high-yield bond market throughout 2000. The slowing economy and a rash of earnings disappointments and downward earnings revisions only aggravated the situation as the year unfolded. For the six-month period, the high-yield sector posted negative results overall and the worst performance among all bond sectors.

Despite sector deterioration, One Group High Yield Bond Fund posted solid relative returns versus its peer and market indexes. High-yield bonds are reaching attractive valuation levels, and with a friendlier Fed and stabilizing credit trends expected later in 2001, added exposure may be warranted for funds permitted to hold these bonds.

MONEY MARKET YIELDS STAY STRONG
Higher short-term interest rates meant higher yields for money market fund investors. Although the Fed did not change monetary policy during the second half of 2000, money market investors continued to benefit from the rate increases the Fed put in place in 1999 and in the first half of 2000.

One Group money market funds were positioned to allow our managers to quickly take advantage of the rate hikes.* Throughout the year investors were able to realize comfortable returns without taking on added credit or interest rate risks.

YIELD WILL DRIVE 2001 RETURNS
It appears that the economy is headed for a soft landing rather than a full-blown recession. As such, we believe that the fixed income market is poised to produce near coupon-like returns with little or no price changes in 2001.

The economic environment we envision for 2001 should be ideal for U.S. agency debt and mortgage-backed issues, along with high-grade asset-backed securities. Moreover, sound supply and demand characteristics, a decline in volatility and wider yield spreads should allow for stable performance, with respect to income generation. As rates decline, we will closely monitor prepayment activity and levels in an effort to insulate their performance from early redemption. We expect to continue to overweight these sectors and to stress careful cash flow analysis and secondary market opportunities to produce the best relative value.

In contrast, we believe that corporate bonds will continue to face a challenging environment, where slower growth causes additional downgrades and tighter liquidity results in greater-than-normal volatility. Although valuations are attractive, credit fundamentals must improve before performance can turn around. As such, we believe that the investment-grade corporate and high-yield markets have the most upside potential in 2001, and we may find improving opportunities to gradually add both sectors to our eligible funds.

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

------------
The S&P 500 Index is an unmanaged index generally representative of the performance of large, U.S.-based stocks. Investors are unable to purchase the index directly, although they can invest in the underlying securities.

* An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 ASSET BACKED SECURITIES (37.7%):
 $3,472     Ace Securities Corp., Series
              1999-LB1, Class A1, 6.94%,
              11/25/28* .........................  $  3,468
    278     Advanta Mortgage Loan Trust, Series
              1997-1, Class A6, 6.83%,
              5/25/27 ...........................       276
  2,750     Airplanes Pass Through Trust, Series
              1R, Class A7, 6.88%, 3/15/19* .....     2,748
  6,715     American Residential Home Equity Loan
              Trust, Series 1998-1, Class M1,
              5.54%, 5/25/29* ...................     6,719
    494     Amresco, Series 1998-2, Class A8,
              6.81%, 5/25/28* ...................       494
  5,000     Amresco, Series 1998-3, Class M1A,
              7.07%, 9/25/28* ...................     4,983
  2,314     Asset Securitization Corp., Series
              1996-MD6, Class A1B, 6.88%,
              11/13/26 ..........................     2,354
    229     Auto Finance Group, Inc., Series
              97-B, Class C, 7.00%, 2/15/03 .....       230
    115     Auto Finance Group, Inc., Series
              1997-B, Class B, 6.40%, 2/15/03 ...       115
  3,520     BA Master Credit Card Trust, Series
              1998-A, Class B, 6.92%,
              4/15/05* ..........................     3,515
  1,000     Bank of America Synthetic,
              Series 2000-1A, Class B, 7.44%,
              2/23/06* ..........................       996
  1,000     Bank of America Synthetic,
              Series 2000-1A, Class C, 8.49%,
              2/23/06* ..........................       990
  1,900     BankBoston, Series 1998-1, Class B2,
              7.09%, 2/16/06* (b) ...............     1,904
    500     BankBoston, Series 1998-1, Class C1,
              8.73%, 2/16/06* (b) ...............       501
  3,445     Brazos Student Loan Finance Corp.,
              Series 1996-B, Class A4, 5.18%,
              12/1/02* ..........................     3,443
  1,434     Case Equipment Loan Trust, Series
              1998-B, Class B, 5.99%,
              10/15/05 ..........................     1,435
  1,000     CNFHE, Series 2000-A, Class MV1,
              7.12%, 2/15/31, ...................       980
  3,704     Countrywide Home Equity Loan Trust,
              Series 1997-B, Class A, 6.70%,
              6/15/22* ..........................     3,699
  2,040     Countrywide Home Equity Loan Trust,
              Series 1998-C, 6.70%, 10/15/24* ...     2,036
    737     Countrywide Home Equity, Series
              1997-D, Class A, 6.72%,
              12/15/23* .........................       734
  3,000     DLJ Commercial Mortgage Corp., Series
              1999-STF1, Class A3, 7.89%,
              9/5/01* ...........................     2,997

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $1,024     FFCA Secured Lending Corp., Series
              1999-1A, Class B2, 7.65%, 6/18/13*
              (b) ...............................  $  1,003
  2,000     First Security Auto, Series 2000-1,
              Class A3, 7.30%, 7/15/04 ..........     2,044
    450     First USA Credit Card Master Trust,
              Series 1996-1, Class B, 6.91%,
              11/15/03 ..........................       450
  2,000     First USA Credit Card Master Trust,
              Series 1998-3, Class C, 5.44%,
              2/18/04* (b) ......................     1,997
  2,000     First USA Credit Card Master Trust,
              Series 1998-4, Class B, 5.32%,
              3/18/08* (b) ......................     1,995
    931     Green Tree Home Improvement Loan
              Trust, Series 1997-D,
              6.80%, 9/15/28* ...................       931
  1,448     Green Tree Home Improvement Loan
              Trust, Series 1998-B, Class A1B,
              ARM, 6.87%, 11/15/29* .............     1,449
  1,685     Green Tree Home Improvement Loan
              Trust, Series 1998-C, Class A1B,
              6.83%, 7/15/29* ...................     1,684
  1,081     Green Tree Home Improvement Loan
              Trust, Series 1998-E, Class A1B,
              7.30%, 9/15/28* ...................     1,079
    278     Household Consumer Loan Trust, Series
              1996-2, Class A1, 6.82%,
              8/15/06* ..........................       278
  2,000     Lakeshore Commercial Loan Master
              Trust, Series 1998-AA, Class B2,
              6.71%, 7/25/07* (b) ...............     1,983
  1,000     Lakeshore Commercial Loan Master
              Trust, Series 1998-AA, Class C1,
              7.06%, 7/25/07* (b) ...............       984
  5,000     Lakeshore Commercial Loan Master
              Trust, Series 1998-AA, Class C1,
              7.06%, 7/25/07* (b) ...............     4,920
  3,000     Lex Commercial Loan Master Trust 1,
              Series 1998-AA, Class C1, 8.31%,
              10/25/07* .........................     2,979
  5,000     MBNA Master Credit Card Trust, Series
              1997-E, Class B, 6.56%,
              9/15/04* ..........................     5,001
  1,500     MBNA Master Credit Card Trust, Series
              1999-C, Class B, 6.48%,
              5/17/04* ..........................     1,500
  1,550     MBNA Master Credit Card Trust, Series
              1999-C, Class C, 6.94%, 5/17/04*
              (b) ...............................     1,541
  1,222     Merrill Lynch Home Equity Loan,
              Series 1997-1, Class A, 6.65%,
              9/25/27* ..........................     1,219

Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $3,473     Merrill Lynch Mortgage Investment,
              Series 1999-PNB1, Class A, 6.94%,
              6/25/25* ..........................  $  3,476
  3,510     Nationslink Funding Corp., Series
              1999-SL, Class A1V, 5.30%,
              4/10/07* ..........................     3,511
  2,000     Nomura Depositor Trust, Series
              1998-ST1, Class A2, 7.07%, 1/15/03*
              (b) ...............................     1,993
  1,250     Nomura Depositor Trust, Series
              1998-ST1, Class A3, 5.57%, 1/15/03*
              (b) ...............................     1,230
  3,000     Onyx Acceptance Auto Trust, Series
              98-A, Class CTFS, 5.99%,
              1/15/05 ...........................     3,004
  1,130     Residential Asset Securities Corp.,
              Series 1997-KS3, Class A4, 6.90%,
              8/25/27 ...........................     1,130
  1,930     Salomon Brothers Mortgage Securities,
              Series 1998-NC3, Class A2, 6.41%,
              8/25/28 ...........................     1,922
  5,335     Standard Credit Card Master Trust,
              Series 1994-2, Class A,
              7.25%, 4/7/08 .....................     5,609
    915     Structured Asset Securities Corp.,
              Series 1997-1, Class B2, 7.11%,
              2/25/27* (b) ......................       928
    632     Structured Asset Securities Corp.,
              Series 1998-C2A, Class C, 7.04%,
              1/25/13* (b) ......................       632
  1,628     Structured Asset Securities Corp.,
              Series 1998-C2A, Class D, 7.21%,
              1/25/01* (b) ......................     1,628
    425     Structured Asset Securities Corp.,
              Series 1998-C3A, Class B, 5.84%,
              1/25/01* (b) ......................       425
  1,000     Student Loan Marketing Association,
              Series 1998-1, Class CTFS, 7.34%,
              12/25/14* .........................       974
  5,000     Student Loan Marketing Association,
              Series 1997-3, 6.57%, 10/25/12* ...     4,819
  2,000     Team Fleet Financing Corp., Series
              1999-2A, Class C,
              7.25%, 7/25/02* (b) ...............     1,990
  1,000     Textron Financial Corp. Receivables
              Trust, Series 2000-3, Class A2,
              6.40%, 6/15/11 ....................       996
    113     UCFC Home Equity Loan, Series
              1993-B2, Class A2, 6.20%,
              7/25/14 ...........................       113
                                                   --------
  Total Asset Backed Securities                     112,034
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS (15.6%):
 $   72     ABN AMRO Mortgage Corp., Series
              1998-1, Class A3, 7.00%,
              4/25/28 ...........................  $     72
  3,355     ABN AMRO Mortgage Corp., Series
              1998-2, Class IA2, 6.30%,
              4/25/29 ...........................     3,349
  1,633     AMAC, Series 1998-1, Class A5, 6.50%,
              4/25/28 ...........................     1,625
  1,740     American Housing Trust, Series VII,
              Class D, 9.25%, 11/25/20 ..........     1,831
     64     BHN, Series 1997-2, Class A2, 7.54%,
              5/31/17 (b) .......................        57
    640     BHN, Series 1997-1, Class A1, 8.11%,
              3/25/11* (b) ......................       576
    461     Chemical Mortgage Acceptance Corp.,
              Series 1988-2, Class A, 6.70%,
              5/25/18* ..........................       461
  1,064     Citicorp Mortgage Securities, Series
              94-D, 6.00%, 3/25/24 ..............     1,047
  1,746     Citicorp Mortgage Securities, Series
              1988-17, Class A1, 6.85%,
              11/25/18* .........................     1,740
  2,750     Citicorp Mortgage Securities, Series
              1994-09, Class A4, 5.75%,
              6/25/09 ...........................     2,719
    375     Citicorp Mortgage Securities, Series
              1998-07, Class A14, 6.75%,
              8/25/28 ...........................       363
    617     Collateralized Mortgage Obligation
              Trust, 0.00%, 10/1/18 .............       498
  1,161     Collateralized Mortgage Obligation
              Trust, Series 49, Class C, 9.00%,
              10/1/18 ...........................     1,195
  2,000     CS First Boston Mortgage Securities
              Corp., Series 1998-FL2, Class AD,
              8.10%, 10/15/01* ..................     2,005
    209     DLJ Mortgage Acceptance Corp., Series
              1994-QE2, Class A1, 8.60%,
              6/25/24* ..........................       207
    202     First Boston Mortgage Securities
              Corp., Series 1992-5, Class 2A,
              6.97%, 1/25/23* ...................       202
    500     GE Capital Mortgage Services, Inc.,
              Series 1993-13, Class A6, 6.00%,
              10/25/08 ..........................       499
  1,000     GE Capital Mortgage Services, Inc.,
              Series 1998-13, Class A9, 6.25%,
              8/25/28 ...........................       994
  2,971     GE Capital Mortgage Services, Inc.,
              Series 1998-10, Class 1A2, 6.50%,
              5/25/28 ...........................     2,968
  1,377     Glendale Federal Bank, Series 1990-1,
              Class A, 6.41%, 10/25/29* .........     1,360
  3,000     Nascor, Series 1998-34, Class A2,
              6.30%, 1/25/29 ....................     2,997

Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $  729     Nomura Mortgage Capital Corp., Series
              1990-1, Class H, 7.00%, 6/17/20 ...  $    728
    547     Prudential Home Mortgage Securities,
              Series 1994-19, Class A2, 7.05%,
              5/25/24 ...........................       546
    383     Residential Funding Mortgage
              Securities, 3.44%, 10/25/08* ......       346
  5,270     Residential Funding Mortgage
              Securities, 7.23%, 9/25/12 ........     5,339
    983     Residential Funding Mortgage
              Securities, 6.75%, 1/25/24 ........       979
    825     Residential Funding Mortgage
              Securities, 7.01%, 5/25/27 ........       826
    791     Salomon Brothers Mortgage Securities
              Trust VII, Series 00-UP1, Class A2,
              8.00%, 9/25/30 ....................       807
  1,631     Salomon Brothers Mortgage Securities,
              Series 1987-2, Class A, 7.07%,
              12/25/17* .........................     1,636
    621     Salomon Brothers Mortgage Securities,
              Series 1988-2, Class A, 6.60%,
              6/25/18* ..........................       618
  4,357     Sasco, Series 99-C3, Class F, 7.82%,
              1/25/01* ..........................     4,373
    287     Sears Mortgage Securities Corp.
              Services, Series 1992-18A, Class
              A3, 7.11%, 9/25/22* ...............       286
  1,359     Securitized Asset Sales, Inc., Series
              1993-7, Class TA3, 6.25%,
              12/25/23 ..........................     1,351
  1,861     Westpac Securitization Trust, Series
              1999-1G, Class A, 5.28%,
              5/19/30* ..........................     1,859
                                                   --------
  Total Collateralized Mortgage Obligations          46,459
                                                   --------
CORPORATE BONDS (1.4%):
Governments (Foreign) (0.5%):
  1,500     Republic of Argentina, Series C,
              0.00%, 10/15/01 ...................     1,414
                                                   --------
Transportation & Shipping (0.6%):
  1,676     Regional Jet Equipment Trust, 7.77%,
              9/5/04 ............................     1,703
                                                   --------
Yankee & Eurodollar (0.3%):
  1,000     British Telecom, 7.62%, 12/15/03* ...     1,005
                                                   --------
  Total Corporate Bonds                               4,122
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (43.2%):
Fannie Mae (18.6%):
     96     6.50%, 11/1/03, Pool #44174 .........        96
    659     5.75%, 9/1/06, Pool #411526 .........       644

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $  205     3.63%, 2/25/08, Series 1994-33, Class
              SA* ...............................  $    197
  4,872     8.70%, 8/25/08, Series 1993-129,
              Class C ...........................     5,033
    774     8.30%, 10/25/08, Series 93-197, Class
              SC, IF* ...........................       814
    266     6.61%, 3/25/09, Series 1994-89, Class
              FA, CMO* ..........................       267
    417     7.00%, 5/1/09, Pool #433995* ........       418
    610     6.80%, 6/1/09, Pool #433992* ........       610
    998     6.50%, 4/1/16, Pool #344051 .........       991
    629     6.08%, 3/1/17, Pool #47109, 1 Year
              CMT ARM* ..........................       627
    861     6.63%, 5/1/18, Pool #75505, 6 Month
              T-Bill ARM* .......................       868
    247     6.23%, 6/1/18, Pool #70793, 6 Month
              T-Bill ARM* .......................       246
  5,920     6.73%, 11/1/18, Pool #313539* .......     6,007
  5,290     5.50%, 7/18/19, Series 98-13, Class
              PC ................................     5,234
  1,408     6.49%, 1/1/20, Pool #90031, 1 Year
              CMT ARM* ..........................     1,425
  1,335     6.25%, 1/25/20, Series 1993-102,
              Class G ...........................     1,328
    868     7.23%, 5/1/20, Pool #96195* .........       878
  3,314     6.51%, 7/1/20, Pool #133558, 1 Year
              CMT ARM* (c) ......................     3,358
  1,170     6.71%, 12/1/20, Pool #116590, 1 Year
              CMT ARM* ..........................     1,182
  1,453     5.96%, 12/25/20, Series 1990-145,
              Class A, CMO* .....................     1,452
    920     6.72%, 4/1/21, Pool #70983, 1 Year
              CMT ARM* ..........................       930
    369     9.00%, 8/1/21, Pool #348983 .........       387
    375     7.60%, 11/1/21, Pool #124510, 1 Year
              CMT ARM* ..........................       385
    342     6.97%, 11/1/22, Pool #193013, 1 Year
              CMT ARM* ..........................       344
    888     6.61%, 3/1/23, Pool #202670, 6 Month
              CD ARM* ...........................       895
    282     7.88%, 5/25/23, Series 1996-61,
              Class F* ..........................       286
    318     0.00%, 6/25/23, Series 1993-100,
              Class G ...........................       307
  1,738     7.89%, 6/25/23, Series 1993-102,
              Class F, CMO* .....................     1,769
    195     6.00%, 7/25/23, Series 1993-119,
              Class H ...........................       194

Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $1,110     10.00%, 9/25/23, Series 1993-167,
              Class SC* .........................  $  1,130
    683     7.01%, 11/1/23, Pool #241828, 6 Month
              CD ARM* ...........................       695
    166     8.23%, 4/1/24, Pool #276617* ........       169
    251     8.50%, 7/1/24, Pool #342036 .........       261
    536     8.50%, 10/1/24, Pool #345876 ........       557
    319     9.00%, 4/1/25, Pool #370122 .........       334
    240     6.97%, 7/1/25, Pool #326092, 1 Year
              CMT ARM* ..........................       243
    360     9.00%, 8/1/25, Pool #361354 .........       378
  1,621     7.01%, 6/1/26, Pool #313555* ........     1,664
    395     7.51%, 11/1/26, Pool #363030, 1 Year
              CMT ARM* ..........................       400
    245     7.42%, 12/1/26, Pool #368111* .......       246
  1,950     6.68%, 7/1/27, Pool #70179, 1 Year
              CMT ARM* ..........................     1,971
  2,305     7.16%, 11/1/28, Pool #541969* .......     2,357
    885     6.17%, 11/1/29, Pool #524833* .......       893
  1,480     6.66%, 4/1/30, Pool #532523* ........     1,509
    750     6.55%, 7/1/30, Pool #523628* ........       764
    402     6.97%, 7/1/30, Pool #546016* ........       409
  2,026     6.75%, 8/1/30, Pool #561814* ........     2,010
  1,925     7.02%, 1/1/31, Pool #124945, 1 Year
              CMT ARM* ..........................     1,966
                                                   --------
                                                     55,128
                                                   --------
Freddie Mac (14.2%):
    329     7.50%, 7/15/06, Series 1106, Class
              E .................................       331
  2,000     6.50%, 5/15/09, Series 1628, Class
              LC ................................     1,979
  1,475     8.00%, 12/1/09, Pool #G10314 ........     1,516
     38     8.00%, 1/1/10, Pool #G00355 .........        39
  1,173     8.00%, 1/1/10, Pool #G10307 .........     1,206
    152     8.00%, 4/1/10, Pool #E00371 .........       156
  1,410     4.96%, 10/15/13, Series 1607, Class
              SA, IF* ...........................     1,284
  1,411     7.33%, 5/1/18, Pool #840160, 1 Year
              CMT ARM* (c) ......................     1,444
  2,291     7.88%, 7/1/19, Pool #846489* ........     2,348
    850     7.60%, 8/1/19, Pool #645036* ........       856
  7,380     3.50%, 11/15/21, Series 1584,
              Class HA ..........................     6,797
    319     6.14%, 12/1/21, Pool #645083, 1 Year
              CMT ARM* ..........................       316
    213     7.85%, 12/20/21, Pool #2314478 ......       217
    739     7.15%, 6/1/22, Pool #846013 .........       756
  1,000     8.00%, 8/15/22, Series 1343, Class
              LA ................................     1,036
  1,988     7.79%, 2/1/23, Pool #845297 .........     2,031

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $3,430     5.53%, 12/15/23, Series 1637, Class
              LG, CMO* ..........................  $  3,440
  1,345     7.25%, 4/1/24, Pool #755288 .........     1,364
    812     9.00%, 2/1/25, Pool #C00387 .........       846
  1,641     8.00%, 12/15/25, Series 2193,
              Class PS* .........................       302
  1,554     6.36%, 6/1/26, Pool #785586, 1 Year
              CMT ARM* ..........................     1,570
  1,877     7.04%, 12/1/26, Pool #755248 ........     1,921
  2,804     7.94%, 1/1/27, Pool #611141* ........     2,874
  1,967     8.50%, 7/1/28, Gold Pool #G00981 ....     2,037
    596     6.04%, 11/1/29, Pool #410732* .......       609
  2,137     7.83%, 1/1/30, Pool #645242 .........     2,184
  2,743     8.04%, 4/1/30, Pool #846812* ........     2,789
                                                   --------
                                                     42,248
                                                   --------
Government National Mortgage Assoc. (10.4%):
  1,980     6.75%, 8/20/17, Pool #8252 ..........     1,999
    457     6.12%, 10/20/17, Pool #8276 .........       460
    189     6.38%, 2/20/18, Pool #8318 ..........       190
    113     6.12%, 10/20/18, Pool #8416 .........       114
    194     6.75%, 8/20/19, Pool #8537 ..........       196
    655     6.75%, 9/20/19, Pool #8548 ..........       661
    421     7.85%, 12/20/20, Pool #289683 .......       431
    547     7.85%, 12/20/20, Pool #289712 .......       561
  1,416     7.37%, 1/20/21, Pool #8738* .........     1,426
    172     7.85%, 1/20/21, Pool #289660 ........       175
     97     6.38%, 6/20/21, Pool #8796 ..........        97
    541     6.75%, 8/20/21, Pool #8826 ..........       546
    208     7.85%, 8/20/21, Pool #310473 ........       213
    413     6.38%, 5/20/22, Pool #8974 ..........       416
    755     6.75%, 8/20/22, Pool #8041 ..........       763
    442     6.75%, 9/20/22, Pool #8052 ..........       447
    538     6.38%, 4/20/23, Pool #8052 ..........       543
  2,760     6.38%, 1/20/24, Pool #8351 ..........     2,771
  1,092     6.86%, 9/20/24, Pool #8502* .........     1,103
    953     6.75%, 9/20/24, Pool #8503 ..........       962
    827     9.00%, 11/15/24, Pool #780029 .......       867
  1,902     8.00%, 7/20/25, Pool #2036 ..........     1,947
    198     6.12%, 10/20/25, Pool #8722 .........       200
    401     6.75%, 7/20/26, Pool #8913* .........       405
  2,286     8.00%, 8/20/26, Pool #2270 ..........     2,336
  1,785     0.00%, 12/16/26, Series 99-15, Class
              PE, PO ............................     1,557
    123     6.38%, 2/20/27, Pool #80045 .........       124
  5,566     6.00%, 7/20/27, Pool #80094* ........     5,619
    910     8.00%, 10/15/27, Pool #412336 .......       934

Continued

One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $1,914     6.13%, 11/20/27, Pool #80136 ........  $  1,928
  1,010     7.75%, 5/15/30, Pool #518077 ........     1,030
                                                   --------
                                                     31,021
                                                   --------
  Total U.S. Government Agency Mortgages            128,397
                                                   --------
U.S. TREASURY OBLIGATIONS (1.4%):
U.S. Treasury Inflation Protected Bonds (1.4%):
  4,308     3.63%, 1/15/08 ......................     4,278
                                                   --------
  Total U.S. Treasury Obligations                     4,278
                                                   --------
INVESTMENT COMPANIES (0.4%):
  1,318     One Group Prime Money Market Fund,
              Class I ...........................     1,318
                                                   --------
  Total Investment Companies                          1,318
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
REPURCHASE AGREEMENT (0.1%):
 $  186     State Street Bank and Trust, 6.35%,
              1/2/01 (Collateralized by $190
              various U.S. Government Securities,
              6.00%, 10/1/01, market value
              $193) .............................  $    186
                                                   --------
  Total Repurchase Agreement                            186
                                                   --------
Total (Cost $295,750)(a)                           $296,794
                                                   ========

------------
Percentages indicated are based on net assets of $297,487.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $2,041
                   Unrealized depreciation......................    (997)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $1,044
                                                                  ======

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $25,654 or 8.62% of net assets.

(c) Serves as collateral for Futures Contracts.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 ASSET BACKED SECURITIES (16.1%):
 $   206    Advanta Equipment Receivables, Series
              1998-1, Class A4, 5.98%,
              12/15/06 ..........................  $    206
     750    Advanta Mortgage Loan Trust, Series
              1997-1, Class A6, 6.83%,
              5/25/27 ...........................       746
     175    American Express Master Trust, Series
              1994-2, Class A, 7.60%, 8/15/02 ...       177
     150    Americredit Automobile Receivables
              Trust, Series 2000-C, Class A2,
              6.97%, 1/12/04 ....................       151
     150    Americredit Automobile Receivables
              Trust, Series 2000-A, Class A-3,
              7.15%, 8/12/04 ....................       153
     925    Americredit Automobile Receivables
              Trust, Series 00-A, Class A4,
              7.29%, 12/12/06 ...................       955
     250    Amsouth Auto Trust, Series 2000-1,
              Class A2, 6.70%, 2/17/03 ..........       252
   3,315    Arcadia Automobile Receivables Trust,
              Series 97-C, Class A4, 6.38%,
              1/15/03 ...........................     3,320
   1,000    Arcadia Automobile Receivables Trust,
              Series 98-A, Class A4, 6.00%,
              11/17/03 ..........................     1,000
     500    Arcadia Automobile Receivables Trust,
              Series 99-B, Class A4, 6.51%,
              9/15/04 ...........................       505
   1,750    Arcadia Automobile Receivables Trust,
              Series 97-C, Class A5, 6.55%,
              6/15/05 ...........................     1,760
   1,000    Arcadia Automobile Receivables Trust,
              Series 98-B, Class A5, 6.06%,
              6/15/06 ...........................     1,005
     110    Associates Automobile Receivables
              Trust, Series 2000-1, Class M,
              7.51%, 5/15/05 ....................       114
     225    AT&T Universal Card Master Trust,
              Series 1996-1, Class A, 6.90%,
              4/17/03 ...........................       225
     130    Auto Leasing Investors, Series 1997,
              Class A3, 5.96%, 8/14/01 (b) ......       130
     200    BankBoston Home Equity Loan Trust,
              Series 1998-2, Class A5, 6.14%,
              2/25/19 ...........................       196
     260    Carco Auto Loan Master Trust, Series
              99-3, Class A, 6.74%, 7/15/04* ....       260
     132    Case Equipment Loan Trust, Series
              1998-B, Class A3, 5.81%,
              5/15/03 ...........................       132
     367    Case Equipment Loan Trust, Series
              1997-B, Class A4, 6.41%,
              9/15/04 ...........................       368
      79    Caterpillar Financial Asset Trust,
              Series 1998-A, Class A3, 5.85%,
              4/25/03 ...........................        79

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   423    Chase Credit Card Master Trust,
              Series 2000-2, Class A, 6.72%,
              7/15/05 ...........................  $    424
   1,000    Chase Loan Obligations USA Trust,
              Series 2000-A, Class A, 6.98%,
              2/15/06* (b) ......................     1,000
     284    Chase Manhattan Auto Owner Trust,
              Series 1997-A, Class A5, 6.50%,
              12/17/01 ..........................       284
     299    Chevy Chase Auto Receivables Trust,
              Series 1997-3, Class A, 6.20%,
              3/20/04 ...........................       298
     531    Chevy Chase Auto Receivables Trust,
              Series 1998-2, Class A, 5.91%,
              12/15/04 ..........................       531
   5,000    CIT RV Trust, Series 1998-A, Class B,
              6.29%, 1/15/17 ....................     5,016
     970    Citibank Credit Card Master Trust I,
              Series 1996-1, Class A, 0.00%,
              2/7/03, PO ........................       964
     575    Citibank Credit Card Master Trust I,
              Series 1996-1, Class B, 0.00%,
              2/7/03, PO ........................       571
      50    Citibank Credit Card Master Trust I,
              Series 1997-3, Class B, 6.99%,
              2/10/04 ...........................        50
   7,750    Citibank Credit Card Master Trust I,
              Series 1997-9, Class A, 0.00%,
              8/15/06, PO .......................     6,244
   5,000    Citibank Credit Card Master Trust I,
              Series 1998-1, Class B, 5.88%,
              1/15/03 ...........................     5,000
     903    CNH Equipment Trust, Series 2000-A,
              Class A4, 7.34%, 2/15/07 ..........       932
     673    Consumer Portfolio Services, Series
              97-2, Class A, 6.65%, 10/15/02 ....       674
     104    Contimortgage Home Equity Loan Trust,
              Series 1995-2, Class A4, 8.05%,
              7/15/12 ...........................       104
     121    Contimortgage Home Equity Loan Trust,
              Series 1996-4, Class A6, 6.71%,
              6/15/14 ...........................       121
     700    Countrywide Home Equity, Series
              1997-D, Class A, 6.72%,
              12/15/23* .........................       698
     877    CPS Auto Trust, Series 1998-3, Class
              A4, 6.08%, 10/15/03 ...............       881
     902    Daimler Chrysler Auto Trust, Series
              00-A, Class A2, 6.76%, 1/6/03 .....       906

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   250    Daimler Chrysler Auto Trust, 7.23%,
              1/6/05 ............................  $    258
   5,000    Dayton Hudson Credit Card Master
              Trust, Series 1998-1A, 5.90%,
              5/26/06 ...........................     4,984
   2,125    Discover Card Master Trust I, Series
              1998-2, Class A, 5.80%, 9/16/03 ...     2,124
     300    Discover Card Master Trust I, Series
              1999-2, Class A, 5.90%,
              10/15/04 ..........................       300
   1,000    Discover Card Master Trust I, Series
              1993-3, Class A, 6.20%, 5/16/06 ...     1,007
     675    Discover Card Master Trust I, Series
              1996-2, Class A, 6.84%, 7/18/05 ...       677
     207    Discover Card Master Trust I, Series
              2000-1, Class A, 6.82%,
              8/16/07* ..........................       207
     983    DVI Equipment Receivables Trust,
              Series 1997-A, Class A, 6.45%,
              1/15/04 (b) .......................       985
      59    EQCC Home Equity Loan Trust, Series
              1999-2, Class A1F, 6.05%,
              1/25/10 ...........................        58
     375    EQCC Home Equity Loan Trust, Series
              1999-3, Class A2F, 6.89%,
              7/25/13 ...........................       377
   5,150    Evans Withycombe Finance Trust,
              Series 1, Class A1, 7.98%, 8/1/01
              (b) ...............................     5,161
      51    Fifth Third Auto Grantor Trust,
              Series 1996-A, Class A, 6.20%,
              9/15/01 ...........................        51
     116    Fifth Third Auto Grantor Trust,
              Series 1996-B, Class A, 6.45%,
              3/15/02 ...........................       116
     270    First Bank Corporate Card Master
              Trust, Series 1997-A, Class A,
              6.40%, 2/15/03 ....................       271
     150    First Bank Corporate Card Master
              Trust, Series 97-1, Class B, 6.55%,
              2/15/03 ...........................       151
     750    First NBC Credit Card Master Trust,
              Series 1997-1, Class A, 6.15%,
              9/15/04 ...........................       754
     500    First Omni Bank Credit Card Master
              Trust, Series 1996-A, Class A,
              6.65%, 9/15/03 ....................       501
     198    First Security Auto Grantor Trust,
              Series 1998-A, Class A, 5.97%,
              4/15/04 ...........................       199
     532    Ford Credit Auto, Series 98-C, Class
              A4, 5.81%, 3/15/02 ................       532
   5,050    Ford Credit Auto Owner Trust, Series
              1998-B, Class B, 6.15%, 9/15/02 ...     5,052
     655    Ford Credit Auto Owner Trust, Series
              1998-C, Class B, 6.06%, 2/15/03 ...       656
     100    Ford Credit Auto Owner Trust, Series
              1999-A, Class B, 5.79%, 6/16/03 ...       100
      88    GE Capital Mortgage Services, Inc.,
              Series 1999-HE1, Class A3, 6.04%,
              6/25/20 ...........................        88

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   500    GE Capital Mortgage Services, Inc.,
              Series 1996-HE1, Class A4, 7.30%,
              2/25/25 ...........................  $    505
      72    Green Tree Financial Corp., Series
              97-C, Class A1, 6.49%, 2/15/18 ....        73
   2,377    Green Tree Lease Finance, Series
              1998-1, Class A3, 5.60%,
              7/20/02 ...........................     2,374
      67    Green Tree Recreational, Equipment
              and Consulting, Series 1997-A,
              Class A1B, 6.80%, 4/15/18* ........        67
     616    Green Tree Recreational, Equipment
              and Consumer Trust, Series 98-A,
              Class A1C, 6.18%, 6/15/19 .........       619
     200    Heller Equipment Trust, Series
              1999-2, Class A4, 6.79%,
              3/14/07 ...........................       204
     850    Household Automotive Trust, Series
              1999-1, Class A3, 6.33%,
              6/17/03 ...........................       852
   1,000    Household Automotive Trust, Series
              2000-1, Class A4, 7.48%,
              12/18/06 ..........................     1,039
   3,187    J.P. Morgan Commercial Mortgage
              Financial Corp., Series 1998-C6,
              Class A1, 6.37%, 1/15/30 ..........     3,203
     117    Key Auto Finance Trust, Series
              1997-1, Class B, 6.40%, 4/15/04 ...       117
     160    MBNA Master Credit Card Trust, Series
              1998-A, Class A, 6.76%,
              8/15/05* ..........................       160
   1,234    MBNA Master Credit Card Trust, Series
              1999-H, Class A, 6.49%,
              9/15/06* ..........................     1,239
   6,500    Metris Mastertrust, Series 1997-1,
              Class B, 7.11%, 10/20/05 ..........     6,555
      70    Navistar Financial Corp., Owner
              Trust, Series 1997-A, Class A3,
              6.75%, 3/15/02 ....................        70
     215    Navistar Financial Corp., Owner
              Trust, Series 2000-A, Class A4,
              7.34%, 1/15/07 ....................       222
     110    New Holland Equipment, Series 99-A,
              Class A2, 6.39%, 10/15/02 (b) .....       110
     449    Newcourt Receivables Asset Trust,
              Series 1997-1, Class A4, 6.19%,
              5/20/05 ...........................       449
     575    Nissan Auto Receivables Owner Trust,
              Series 2000-C, Class A2, 6.71%,
              3/17/03 ...........................       579

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   417    Nissan Auto Receivables Owner Trust,
              Series 2000-A, Class A3, 7.01%,
              9/15/03 ...........................  $    422
       9    Olympic Automobile Receivables Trust,
              Series 1996-D, Class A4, 6.05%,
              8/15/02 ...........................         9
     525    Olympic Automobile Receivables Trust,
              Series 1997-A, Class A4, 6.63%,
              12/15/02 ..........................       526
   1,118    Olympic Automobile Receivables Trust,
              Series 96-C, Class A5, 7.00%,
              3/15/04 ...........................     1,120
     130    Onyx Acceptance Auto Trust, Series
              1999-A, Class A2, 5.83%,
              3/15/04 ...........................       130
     500    Onyx Acceptance Auto Trust, Series
              2000-B, Class A3, 7.29%,
              8/15/04 ...........................       510
   2,702    Onyx Acceptance Grantor Trust, Series
              98-B, Class A2, 5.85%, 7/15/03 ....     2,701
     294    Onyx Acceptance Grantor Trust, Series
              1997-3, Class A, 6.35%, 1/15/04 ...       294
     807    Onyx Acceptance Grantor Trust, Series
              1997-4, Class A, 6.30%, 5/15/04 ...       808
   3,000    Onyx Acceptance Grantor Trust, Series
              2000-B, Class A4, 7.38%,
              8/15/05 ...........................     3,108
     110    PNC Student Loan Trust, Series 97-2,
              Class A6, 6.57%, 1/25/04 ..........       112
     137    Premier Auto Trust, Series 1998-4,
              Class A3, 5.69%, 6/8/02 ...........       137
      80    Premier Auto Trust, Series 1997-3,
              Class B, 6.52%, 1/6/03 ............        80
     730    Premier Auto Trust, Series 1998-3,
              Class B, 6.14%, 9/8/04 ............       731
     200    Premier Auto Trust, Series 1998-2,
              Class B, 6.06%, 7/6/04 ............       200
   7,000    Proffitt's Credit Card Master Trust,
              Series 1997-2, Class B, 6.69%,
              12/15/05 ..........................     7,077
   2,177    Ryder Vehicle Lease, Series 1998-A,
              Class A, 6.10%, 9/15/08 (b) .......     2,180
   2,000    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05 ...........................     1,998
   1,250    Sears Credit Account Master Trust,
              Series 96-1, Class A, 6.20%,
              2/16/06 ...........................     1,252
   1,833    Sears Credit Account Master Trust,
              Series 96-4, Class A, 6.45%,
              10/16/06 ..........................     1,842
     390    Standard Credit Card Master Trust,
              Series 1994-2, Class A, 7.25%,
              4/7/08 ............................       410

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,000    Sterling Auto, Series 2000-1, Class
              A, 6.61%, 2/15/08 (b) .............  $  1,000
     200    Structured Mortgage Asset Residential
              Trust, Series 1993-2A, Class AE,
              7.60%, 3/25/09 ....................       203
   2,000    Textron Financial Corp. Receivables
              Trust, Series 2000-3, Class A2,
              6.40%, 6/15/11 (b) ................     1,993
     425    Toyota Auto Lease Trust, Series
              1997-A, Class A3, 6.45%,
              4/26/04 ...........................       425
     975    Toyota Auto Receivables Owner Trust,
              Series 1999-A, Class A3, 6.15%,
              8/16/04 ...........................       977
     392    Union Acceptance Corp., Series 97-B,
              Class A2, 6.70%, 6/8/03 ...........       393
     442    Union Acceptance Corp., Series
              1997-A, Class A2, 6.38%,
              10/8/03 ...........................       441
     230    Vanderbilt Mortgage Finance, Series
              1996-A, Class A5, 7.43%, 4/7/26 ...       238
     243    Vanderbilt Mortgage Finance, Series
              1999-B, Class 1A1, 6.74%,
              10/7/06 ...........................       243
     135    Western Financial Grantor Trust,
              Series 1997-D, Class A4, 6.25%,
              3/20/03 ...........................       135
      31    Western Financial Grantor Trust,
              Series 1996-B, Class A4, 6.95%,
              11/20/03 ..........................        31
   1,272    WFS Financial Owner Trust, Series
              98-B, Class A3, 5.95%, 7/20/01 ....     1,272
     373    WFS Financial Owner Trust, Series
              97-B, Class A4, 6.40%, 7/20/02 ....       373
   1,000    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03 ....     1,001
     600    WFS Financial Owner Trust, Series
              00-D, Class A3, 6.83%, 7/20/05 ....       613
     700    WFS Financial Owner Trust, Series
              1998-B, Class CTFS, 6.10%,
              10/20/05 ..........................       702
     500    WFS Financial Owner Trust, Series
              00-A, Class A4, 7.41%, 9/20/07 ....       520
      58    World Omni, Series 1997-B, Class A4,
              6.20%, 11/25/03 ...................        58
                                                   --------
  Total Asset Backed Securities                     115,743
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.7%):
     206    Asset Securitization Corp., Series
              1996-D3, Class A1-A, 7.01%,
              10/13/26 ..........................       208
   1,062    BA Mortgage Securities, Inc., Series
              98-2, Class 1A10, 6.60%,
              6/25/28 ...........................     1,058

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   188    Chase Mortgage Finance Corp., Series
              1999-S9, Class A3, 6.25%,
              7/25/14 ...........................  $    183
   1,000    Chase Mortgage Finance Corp., Series
              1998-S8, Class A2, 6.00%,
              1/25/29 ...........................       993
     234    Chemical Mortgage Securities, Inc.,
              Series 1994-2, Class A2, 6.50%,
              2/25/24 ...........................       233
   1,203    Citicorp Mortgage Securities, Inc.,
              Series 1994-9, Class A8, 5.75%,
              6/25/09 ...........................     1,167
     558    Citicorp Mortgage Securities, Inc.,
              Series 1994-9, Class A3, 5.75%,
              6/25/09 ...........................       554
   4,474    CMC Securities Corp. III, Series
              1994-D, Class M, 6.00%, 3/25/24 ...     4,178
     261    CMC Securities Corp. III, Series
              1994-B, Class A5, 6.00%,
              2/25/09 ...........................       259
     112    Collateralized Mortgage Securities
              Corp., Series 88-2, Class 2-B,
              8.80%, 4/20/19 ....................       115
     250    Countrywide Funding Corp., Series
              1993-12, Class A8, 9.00%,
              2/25/24 ...........................       257
     870    Countrywide Home Loans, Series
              2000-5, Class 2A2, 7.75%,
              1/25/23 ...........................       878
     681    Countrywide Mortgage Backed
              Securities, Inc., Series 1993-B,
              Class A2, 6.75%, 11/25/23 .........       683
     500    CS First Boston Mortgage Securities
              Corp., Series 1998-FL2, Class AD,
              8.10%, 10/15/01* (b) ..............       501
   1,000    GE Capital Mortgage Services, Inc.,
              Series 1994-15, Class A5, 6.00%,
              4/25/09 ...........................       996
     100    GE Capital Mortgage Services, Inc.,
              Series 1996-12, Class A2, 7.25%,
              7/25/11 ...........................       100
     413    GE Capital Mortgage Services, Inc.,
              Series 1997-13, Class A1, 6.75%,
              12/25/12 ..........................       413
     155    GE Capital Mortgage Services, Inc.,
              Series 1997-9, Class 2A7, 7.00%,
              10/25/27 ..........................       155
     201    GE Capital Mortgage Services, Inc.,
              Series 1993-17, Class A5, 6.50%,
              12/25/23 ..........................       200
     321    GE Capital Mortgage Services, Inc.,
              Series 1994-16, Class A6, 6.50%,
              8/25/24 ...........................       320
     346    Kidder Peabody Acceptance Corp.,
              Series 1993-1, Class A3, 6.50%,
              8/25/23 ...........................       345
     131    Merrill Lynch Trust, Series 44, Class
              G, 9.00%, 8/20/20 .................       137

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $    28    Morgan Stanley Mortgage Trust, Series
              38, Class 4, 0.00%, 11/20/21,
              PO ................................  $     23
     176    Nomura Mortgage Capital Corp., Series
              1994-1, Class A3, 6.63%,
              1/25/09 ...........................       175
   1,821    Nomura Mortgage Capital Corp., Series
              1990-1, Class H, 7.00%, 6/17/20 ...     1,821
   3,190    Norwest Asset Securities Corp.,
              Series 1988-2, Class 2-B, 7.50%,
              6/25/27 ...........................     3,178
   1,800    Norwest Asset Securities Corp.,
              6.00%, 12/25/28 ...................     1,753
   2,346    Norwest Asset Securities Corp.,
              Series 1998-30, Class A6, 6.25%,
              12/25/28, IO* .....................        85
     763    Norwest Asset Securities Corp.,
              Series 1998-34, Class A3, 6.35%,
              1/25/29 ...........................       761
      62    Paine Webber, Series J, Class 3,
              8.80%, 5/1/18 .....................        64
     176    Paine Webber, Series L, Class L-4,
              8.95%, 7/1/18 .....................       179
   1,796    PNC Mortgage Securities Corp., Series
              98-5, Class 2A11, 6.30%,
              7/25/28 ...........................     1,787
     899    PNC Mortgage Securities Corp., Series
              1998-10, Class 1A17, 6.50%,
              12/25/28 ..........................       890
   1,305    Prudential Home Mortgage Securities,
              Series 1992-38, Class A6, 7.00%,
              11/25/22 ..........................     1,301
   1,502    Prudential Home Mortgage Securities,
              Series 1993-54, Class A13, 7.40%,
              1/25/24 ...........................     1,522
     213    Prudential Home Mortgage Securities,
              Series 1994-3, Class A10, 6.50%,
              2/25/24 ...........................       212
     296    Residential Accredit Loans, Inc.,
              Series 1998-QS1, Class A2, 7.00%,
              1/25/28 ...........................       295
     119    Residential Funding Corp., Series
              1993-S20, Class A14, 8.24%,
              6/25/08* ..........................       111
   1,558    Residential Funding Corp., 6.50%,
              12/25/08 ..........................     1,559
      94    Residential Funding Corp., 6.75%,
              8/25/28 ...........................        94
     242    Residential Funding Mortgage
              Securities, Series 1994-S8, Class
              A3, 6.00%, 3/25/09 ................       240
     225    Residential Funding Mortgage
              Securities, 7.01%, 5/25/27 ........       225

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   278    Residential Funding Mortgage
              Securities, Series 97-S15, Class
              A1, 7.00%, 10/25/27 ...............  $    277
      58    Residential Funding Mortgage
              Securities Trust I, Series
              1993-S25, Class A5, 3.84%,
              7/25/08 ...........................        49
     500    Residential Funding Mortgage
              Securities Trust I, Series 1999-S8,
              Class A3, 6.25%, 3/25/14 ..........       499
     611    Residential Funding Mortgage
              Securities Trust I, Series 98-S17,
              Class A8, 6.75%, 8/25/28 ..........       611
     100    Residential Funding Mortgage
              Securities Trust I, Series 1999-S7,
              Class A11, 6.50%, 3/25/29 .........        99
     791    Salomon Brothers Mortgage Securities
              Trust VII, Series 00-UP1, Class A2,
              8.00%, 9/25/30 ....................       807
     134    Saxon Mortgage Securities Corp.,
              Series 1994-2, Class A6, 6.50%,
              2/25/24 ...........................       134
     199    United States Department of Veterans
              Affairs, Series 1994-3A, Class 1H,
              6.50%, 12/15/01 ...................       199
     707    United States Department of Veterans
              Affairs, Series 1992-2, Class G,
              7.25%, 2/15/19 ....................       724
                                                   --------
  Total Collateralized Mortgage Obligations          33,607
                                                   --------
CORPORATE BONDS (13.6%):
Automotive (0.2%):
   1,402    Ford Motor Co., 9.00%, 9/15/01 ......     1,420
                                                   --------
Banking, Finance & Insurance (8.9%):
   1,000    African Development Bank, 8.63%,
              5/1/01 ............................     1,008
     700    African Development Bank, 9.75%,
              12/15/03 ..........................       763
   1,015    Associates Corp., 6.63%, 5/15/01 ....     1,016
     250    Associates Corp., 7.55%, 8/23/01 ....       252
     300    Associates Corp., 7.48%, 7/27/02 ....       307
   1,000    Associates Corp., Series H, 6.38%,
              3/11/03 ...........................     1,005
   1,800    Associates Corp., 5.75%, 11/1/03 ....     1,777
     500    Associates Corp., 7.70%, 6/10/04 ....       522
   5,000    Bear Stearns, 6.13%, 2/1/03 .........     4,953
     500    Beneficial Corp., 7.95%, 2/12/01 ....       501
     300    Beneficial Corp., Series I, 6.61%,
              9/13/01 ...........................       301
   2,250    Beneficial Corp., Series E, 6.38%,
              7/18/03 ...........................     2,244

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 2,450    Beneficial Corp., 6.80%, 9/16/03 ....  $  2,467
   3,000    Beneficial Corp., Series I, 6.45%,
              10/12/04 ..........................     2,986
   2,000    CIT Group, Inc., 5.91%, 11/10/03 ....     1,953
   3,000    Citicorp, 8.00%, 2/1/03 .............     3,104
   1,500    First Hawaiian (Bankwest Corp.),
              Series A, 6.93%, 12/1/03 (b) ......     1,505
     313    Ford Capital BV, 9.38%, 5/15/01 .....       316
     950    Ford Motor Credit Co., 8.20%,
              2/15/02 ...........................       969
     219    Ford Motor Credit Co., 8.00%,
              6/15/02 ...........................       224
   1,750    Ford Motor Credit Co., 6.75%,
              5/12/03 ...........................     1,760
     100    Ford Motor Credit Co., 6.23%,
              5/11/05 ...........................        98
   1,000    GE Capital Corp., Series A, 7.21%,
              1/16/02 ...........................     1,013
     750    GE Corp., 8.77%, 2/8/01 .............       752
   5,000    GMAC, 6.75%, 2/7/02 .................     5,036
     500    GMAC, 5.75%, 11/10/03 ...............       487
   1,700    Goldman Sachs Group, 6.20%, 2/15/01
              (b) ...............................     1,699
   7,000    Goldman Sachs Group, 7.80%, 7/15/02
              (b) ...............................     7,162
   5,000    Goldman Sachs Group, 6.65%, 8/1/03
              (b) ...............................     5,027
   3,000    Goldman Sachs Group LP, 6.25%, 2/1/03
              (b) ...............................     2,981
   1,000    Household Bank FSB, 6.50%,
              7/15/03 ...........................     1,004
     500    Household Finance Corp., 6.88%,
              3/1/03 ............................       504
   2,000    Household Netherlands, 6.20%,
              12/1/03 ...........................     1,984
     500    Newcourt Credit, 6.88%, 2/16/05 .....       498
     265    Norwest Financial, Inc., 7.88%,
              2/15/02 ...........................       270
   5,000    Visa International, 6.72%, 2/4/02
              (b) ...............................     4,997
                                                   --------
                                                     63,445
                                                   --------
Electric Utility (0.7%):
   5,000    Scana Corp., 6.25%, 7/8/03 ..........     4,983
                                                   --------
Industrial Goods & Services (3.3%):
   5,000    Avon Products, Inc., 6.25%, 5/1/03
              (b) ...............................     4,972
   5,000    Carpenter Technology, 6.28%,
              4/7/03 ............................     4,980
   6,500    Case Corp., Series B, 6.25%,
              12/1/03 ...........................     4,108
   5,000    Housing Urban Development, 5.30%,
              8/1/01 ............................     4,979
   5,000    Sears Roebuck Acceptance Co., 6.69%,
              8/13/01 ...........................     5,016
                                                   --------
                                                     24,055
                                                   --------

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 Yankee & Eurodollar (0.5%):
 $ 1,350    Bombardier Capital, 6.00%, 1/15/02
              (b) ...............................  $  1,344
   2,500    Mobil Oil Canada, 5.00%, 12/21/04 ...     2,416
                                                   --------
                                                      3,760
                                                   --------
  Total Corporate Bonds                              97,663
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (42.1%):
Fannie Mae (22.9%):
  22,000    5.72%, 3/8/01 .......................    21,982
  11,000    5.63%, 3/15/01 ......................    10,988
  10,000    6.16%, 3/29/01 ......................     9,999
      62    6.00%, 4/25/01, Series 1994-31, Class
              VB ................................        61
     109    7.00%, 7/25/01, Series 94-75, Class
              OB ................................       109
   3,159    6.50%, 8/1/01, Pool #190976 .........     3,139
   5,000    6.65%, 9/4/01 .......................     5,022
     151    6.00%, 1/25/02, Series 1994-23, Class
              PJ ................................       150
     157    7.00%, 1/25/02, Series 1994-67, Class
              L .................................       158
     100    7.55%, 4/22/02 ......................       102
     189    7.50%, 8/1/02, Pool #250315 .........       190
     157    6.78%, 1/17/03, Series 97-MI, Class
              A* ................................       157
     100    5.20%, 2/11/03 ......................        99
     219    6.00%, 2/18/03 ......................       218
     800    5.76%, 2/25/03 ......................       796
     120    5.50%, 9/23/03 ......................       119
     500    5.40%, 9/24/03 ......................       494
     430    5.63%, 9/29/03 ......................       427
     250    5.33%, 10/20/03 .....................       248
     225    5.35%, 10/27/03 .....................       222
     100    5.12%, 11/3/03 ......................        98
     255    5.39%, 11/5/03 ......................       252
     170    5.41%, 11/5/03 ......................       168
     145    5.25%, 11/10/03 .....................       144
     330    5.27%, 11/13/03 .....................       327
     165    5.20%, 11/17/03 .....................       162
     353    6.00%, 11/25/03, Series 1993-188,
              Class LA ..........................       351
     250    5.76%, 12/1/03 ......................       248
     520    5.30%, 12/22/03, Series MTN .........       513
     635    5.30%, 12/22/03, Series MTN1 ........       629
     950    5.82%, 1/12/04 ......................       944
     452    5.80%, 1/14/04 ......................       449
     135    5.50%, 2/2/04 .......................       133
     500    5.68%, 2/2/04 .......................       496
     100    5.40%, 2/4/04 .......................        99
     700    5.54%, 2/5/04 .......................       693

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   500    5.90%, 2/17/04 ......................  $    497
     500    6.00%, 3/1/04 .......................       498
     550    6.00%, 3/12/04 ......................       548
     200    5.50%, 3/15/04 ......................       198
     250    5.90%, 3/23/04 ......................       249
     750    5.68%, 3/24/04 ......................       743
     225    5.75%, 4/5/04 .......................       223
     300    5.94%, 4/5/04 .......................       298
     100    5.98%, 4/6/04 .......................       100
     767    6.00%, 4/13/04 ......................       763
     400    6.25%, 7/25/04 ......................       400
     400    5.35%, 10/29/04 .....................       392
      94    8.00%, 1/25/05, Series 1992-93, Class
              K .................................        94
   9,905    7.00%, 7/17/05, Series 97-26, Class
              GD ................................    10,052
      72    9.00%, 9/1/05, Pool #50340 ..........        75
  14,183    6.60%, 10/18/05, Series 97-26, Class
              B .................................    14,240
      86    7.00%, 10/25/05, Series 1992-94,
              Class G ...........................        86
      52    9.00%, 11/1/05, Pool #50361 .........        54
     271    7.00%, 11/25/05, Series 1992-153,
              Class L ...........................       270
     180    7.00%, 1/25/06, Series 1992-193,
              Class GB ..........................       180
      98    8.50%, 4/1/06, Pool #116875 .........       101
     250    6.50%, 4/25/06 ......................       249
  13,469    7.42%, 9/1/06, Pool #73618 ..........    14,263
   1,520    6.50%, 12/25/06, Series 1993-107,
              Class D ...........................     1,518
      78    6.00%, 2/25/07, Series 1994-17, Class
              E .................................        78
     118    6.25%, 4/25/07, Series 1993-93, Class
              E .................................       118
     134    0.00%, 10/25/07, Series 1995-23,
              Class OB, PO ......................       103
      20    5.50%, 11/25/07, Series 1994-33,
              Class E ...........................        20
     546    5.75%, 12/25/07, Series 1993-229,
              Class PE ..........................       542
   1,325    6.50%, 12/25/07, Series 1993-10,
              Class PH ..........................     1,338
     100    6.43%, 6/23/08 ......................        99
     100    8.00%, 6/25/08, Series 1992-7, Class
              E .................................       102
     400    6.25%, 7/25/08 ......................       401
   1,328    6.00%, 8/25/08, Series 1993-191,
              Class B ...........................     1,325
     345    6.50%, 8/25/08, Series 1993-134,
              Class H ...........................       348
   2,000    6.50%, 9/25/08, Series 99-19, Class
              LA ................................     1,999
     190    6.12%, 10/25/08, Series 93-192, Class
              SC ................................       188

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   602    6.49%, 10/25/08, Series 93-196, Class
              FA* ...............................  $    596
     459    6.50%, 10/25/08, Series 1993-192,
              Class KB ..........................       460
     500    5.95%, 10/27/08 .....................       487
     161    3.90%, 11/25/08, Series 1993-211,
              Class SA ..........................       157
     500    5.66%, 12/17/08, Series B ...........       481
      46    3.15%, 12/25/08 .....................        42
      54    3.81%, 12/25/08 .....................        51
     460    6.25%, 1/25/09, Series 94-12, Class
              C .................................       461
     223    4.00%, 2/25/09, Series 1997-67, Class
              GA ................................       209
     419    5.85%, 2/25/09, Series B ............       407
   1,011    6.50%, 3/25/09, Series 1994-32, Class
              Z .................................     1,007
      90    8.00%, 8/1/09, Pool #250104 .........        93
     427    9.50%, 12/1/09, Pool #426815 ........       453
   3,387    7.00%, 6/1/10, Pool #315928 .........     3,440
   3,019    6.50%, 9/1/10, Pool #325479 .........     3,029
   2,509    6.50%, 10/1/10, Pool #250377 ........     2,520
   1,423    7.00%, 11/1/10, Pool #250387 ........     1,445
   1,566    7.50%, 2/1/11, Pool #303755 .........     1,604
     487    6.00%, 4/25/12, Series 1999-19, Class
              UD ................................       484
     114    6.50%, 7/18/12 ......................       114
   5,663    6.50%, 4/1/13, Pool #425396 .........     5,702
     115    6.50%, 4/25/13 ......................       117
   5,000    6.50%, 6/25/13, Series 94-1, Class
              K .................................     5,053
   1,520    6.50%, 9/1/13, Pool #251982 .........     1,522
     280    6.00%, 8/18/16, Series 1998-48, Class
              PA ................................       278
      19    5.65%, 5/25/17, Series 1993-206,
              Class E ...........................        19
     158    6.60%, 8/1/17, Pool #105093 .........       158
      12    7.65%, 10/17/17, Series G94-6, Class
              PD ................................        12
   1,512    6.50%, 12/18/17, Series 98-17, Class
              TB ................................     1,513
     205    9.25%, 4/25/18, Series 88-7, Class
              Z .................................       215
     315    9.30%, 5/25/18, Series 1988-13, Class
              C .................................       329
     278    9.00%, 6/25/18, Series 1988-15, Class
              A .................................       289
     267    9.50%, 6/25/18, Series 88-16, Class
              B .................................       283
     329    6.46%, 1/1/19, Pool #70226* .........       328
     181    8.80%, 1/25/19, Series 1989-2, Class
              D .................................       188
     702    7.74%, 3/1/19, Pool #116612* ........       709

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   706    6.90%, 6/25/19, Series 89-27, Class
              Y .................................  $    701
     182    7.42%, 8/1/19, Pool #111366* ........       187
     165    7.00%, 9/25/19, Series 1989-66, Class
              J .................................       166
       0    0.00%, 10/25/19, Series 89-73, Class
              C, PO (c) .........................         0
     175    8.00%, 10/25/19, Series 89-70, Class
              G .................................       180
     471    9.00%, 11/25/19, Series 89-89, Class
              H .................................       492
     500    6.50%, 2/25/20, Series 1994-36, Class
              GA ................................       500
     136    6.00%, 9/25/20, Series 1993-149,
              Class H ...........................       135
     163    7.00%, 9/25/20, Series 1990-109,
              Class J ...........................       164
     248    7.00%, 10/25/20, Series 1990-123,
              Class G ...........................       250
     201    8.95%, 10/25/20, Series 90-117, Class
              E .................................       209
     275    6.00%, 12/18/20, Series 1998-27,
              Class PC ..........................       275
     181    8.00%, 3/25/21, Series 92-132, Class
              PL ................................       181
      82    7.50%, 4/25/21, Series 1992-79, Class
              K .................................        82
      28    6.50%, 5/25/21, Series 1992-137,
              Class Z ...........................        28
     100    7.00%, 5/25/21 ......................       101
      34    7.00%, 5/25/21, Series 1992-143,
              Class K ...........................        34
     267    8.50%, 5/25/21 ......................       275
     718    7.00%, 8/18/21, Series 97-19, Class
              A .................................       719
   1,645    7.00%, 9/25/21, Series 1992-79, Class
              LZ ................................     1,647
     915    9.00%, 9/25/21, Series 1991-130,
              Class C ...........................       951
      93    8.00%, 11/25/21, Series 1992-49,
              Class KA ..........................        95
      86    0.00%, 5/25/22, Series 1992-96, Class
              B, PO .............................        74
     170    6.50%, 8/25/22, 1994-44, Class H ....       172
     166    9.50%, 10/18/22, Series 97-84, Class
              B .................................       171
     750    6.00%, 12/25/22, Series 1999-17,
              Class PC ..........................       745
      65    9.00%, 2/1/23, IO ...................        15
     114    0.00%, 9/25/23, Series 1993-205,
              Class D, PO .......................       105
     350    0.00%, 9/25/23, Series G93-37, Class
              D, PO* ............................       299
     224    0.00%, 9/25/23, Series 1993-228,
              Class E, PO .......................       202

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   401    0.00%, 11/25/23, Series 1993-225,
              Class MC, PO ......................  $    370
   4,000    6.90%, 11/25/23 .....................     4,059
     407    10.00%, 2/1/24, Pool #479469 ........       447
     110    6.50%, 6/18/24, Series 1997-58, Class
              PB ................................       109
     826    7.50%, 6/20/24, Series G97-1 ........       835
     164    9.00%, 4/25/25 ......................       170
     254    7.61%, 9/1/25, Pool #393799 .........       259
     256    7.00%, 2/18/27, Series 1997-55, Class
              B .................................       256
     413    8.50%, 3/1/27, Pool #415460 .........       428
   1,186    9.50%, 7/1/28, Pool #457268 .........     1,255
                                                   --------
                                                    164,736
                                                   --------
Federal Home Loan Bank (5.6%):
   5,000    5.58%, 2/23/01 ......................     4,996
   5,000    5.88%, 8/15/01 ......................     4,996
   2,000    5.08%, 9/24/01, Series FJ-01 ........     1,988
  10,000    7.78%, 10/19/01 .....................    10,147
   1,650    5.69%, 12/10/01, Series LB-01 .......     1,645
     905    5.70%, 12/17/01, Series LJ-01 .......       903
     200    5.50%, 3/8/02 .......................       199
     200    5.95%, 4/1/02 .......................       200
   1,000    5.23%, 4/22/02 ......................       993
     100    5.20%, 10/21/02 .....................        99
   5,000    5.59%, 1/13/03 ......................     5,002
     200    6.00%, 2/26/03 ......................       199
     135    5.46%, 8/4/03, Series 9103 ..........       134
     565    5.25%, 10/27/03, Series M603 ........       557
     500    5.34%, 11/4/03 ......................       494
     100    5.53%, 11/5/03 ......................        99
     150    5.54%, 11/10/03 .....................       149
     170    5.30%, 11/17/03 .....................       168
     250    5.28%, 12/10/03 .....................       247
     200    5.35%, 12/15/03 .....................       197
     250    5.76%, 12/15/03 .....................       248
     100    5.43%, 12/22/03 .....................        99
      75    5.78%, 1/29/04 ......................        74
     340    5.50%, 2/5/04 .......................       336
     800    5.63%, 2/9/04 .......................       792
     500    5.50%, 2/10/04 ......................       494
     500    5.66%, 2/18/04 ......................       495
     130    5.34%, 2/19/04 ......................       128
     500    5.50%, 2/24/04 ......................       494
     250    5.60%, 3/8/04 .......................       247
     100    6.02%, 3/10/04 ......................       100
     100    6.00%, 3/15/04 ......................       100
     100    5.59%, 3/30/04 ......................       100

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Bank, continued:
 $   505    5.25%, 4/21/04 ......................  $    496
     200    5.53%, 4/26/04 ......................       197
     250    5.63%, 4/26/04 ......................       247
     500    5.65%, 5/5/04 .......................       495
     100    5.55%, 5/17/04 ......................        99
     100    5.87%, 5/24/04 ......................        99
     500    5.80%, 8/24/04 ......................       495
     800    7.99%, 1/19/05 ......................       865
                                                   --------
                                                     40,112
                                                   --------
Freddie Mac (10.3%):
     353    6.50%, 1/1/01, Pool #M80308 .........       351
   2,642    7.00%, 1/1/02, Pool #G50415 .........     2,641
   3,722    6.50%, 5/1/02, Pool #G50444 .........     3,722
     135    5.93%, 1/10/03 ......................       135
     107    7.00%, 2/15/03, Series 1730, Class
              H .................................       108
     326    7.00%, 9/15/03, Series 1573, Class
              Pl ................................       329
     150    5.20%, 10/14/03 .....................       148
     100    5.39%, 11/15/03 .....................        99
     120    5.30%, 12/28/03 .....................       118
      90    5.69%, 1/4/00 .......................        89
     140    6.00%, 1/29/04 ......................       139
     200    5.70%, 2/12/04 ......................       198
     793    6.00%, 5/15/15, Series 1688, Class
              Q .................................       791
     235    5.85%, 4/30/04 ......................       233
     300    6.02%, 6/30/04 ......................       298
     327    6.50%, 12/15/04, Series 2055 ........       328
     194    6.50%, 5/15/05, Series 1528, Class
              C .................................       194
     125    9.00%, 12/1/05, Pool #G00005 ........       131
     105    9.00%, 1/1/06, Pool #G00012 .........       110
     118    5.75%, 2/15/06, Series 1693, Class
              E .................................       118
      69    6.50%, 7/15/06, Series 1426 .........        69
     158    5.50%, 9/1/06, Pool #G40394 .........       154
      72    5.25%, 9/15/06, Series 1679, Class
              A .................................        72
      86    6.50%, 9/15/06 ......................        86
     234    8.00%, 10/1/06, Pool #G00052 ........       239
     974    7.00%, 3/1/07, Pool #G34594 .........       988
     445    7.00%, 3/15/07, Series 1679, Class
              A .................................       449
     488    8.00%, 3/15/07, Series 1276, Class
              J .................................       492
     775    7.00%, 4/1/07, Pool #G00087 .........       786
     958    7.50%, 4/1/07, Pool #G00084 .........       980
     107    5.50%, 5/15/07, Series 1587, Class
              EB ................................       106
     470    6.27%, 6/15/07, Series 1561, Class
              EA* ...............................       470
     300    6.25%, 7/15/07, Series 1660, Class
              G .................................       300
     948    7.00%, 7/15/07, Series 1555, Class
              PK ................................       946
     294    0.00%, 8/15/07, Series 1338, Class Q,
              PO ................................       261

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   248    3.45%, 10/15/07 .....................  $    229
     237    5.85%, 10/15/07, Series 1618, Class
              G .................................       236
     150    6.25%, 10/15/07 .....................       151
   1,199    7.50%, 11/1/07, Pool #E00165 ........     1,226
     250    6.00%, 11/15/07, Series 2103, Class
              PB ................................       249
     207    6.35%, 11/15/07, Series 1417, Class
              FA ................................       203
     610    5.60%, 1/15/08, Series 1587, Class
              GA ................................       607
     260    5.75%, 1/15/08, Series 1606, Class
              G .................................       259
   1,200    8.50%, 2/1/08, Pool #10133 ..........     1,224
     215    7.00%, 3/15/08, Series 1887, Class
              A .................................       215
   1,000    5.50%, 4/15/08 ......................       992
     425    6.00%, 4/15/08 ......................       426
     142    8.61%, 5/15/08, Series 1515, Class
              SA, IF* ...........................       148
      13    6.25%, 6/15/08, Series 1544, Class
              E .................................        13
   1,698    6.00%, 8/15/08, Series 2134, Class
              PE ................................     1,697
     503    5.04%, 9/15/08, Series 1580, Class
              SH, IF* ...........................       498
     575    6.50%, 10/15/08, Series 1655, Class
              HB ................................       582
     165    3.48%, 11/15/08, IF* ................       152
      64    3.66%, 11/15/08, Series 1612, Class
              SD, IF* ...........................        57
   1,042    7.00%, 12/1/08, Pool #E20065 ........     1,060
     105    3.57%, 12/15/08, Series 1625, Class
              SG ................................        99
     100    6.00%, 3/15/09, Series 1697, Class
              D .................................        99
   1,670    6.50%, 3/15/09, Series 1701, Class
              PH ................................     1,694
     177    6.50%, 6/1/09, Pool #E58931 .........       178
     758    8.00%, 1/1/10, Pool #G00355 .........       779
   2,503    8.00%, 2/1/10, Pool #G10328 .........     2,573
   3,871    7.00%, 10/1/10, Pool #E61709 ........     3,938
   6,343    7.00%, 5/1/11, Pool #E20241 .........     6,447
   1,074    5.85%, 11/15/11, Series 2146, Class
              QV ................................     1,072
      92    8.00%, 1/1/12, Pool #G10652 .........        95
     500    7.00%, 4/15/13, Series 1702, Class
              TJ ................................       512
   2,700    6.00%, 12/15/13, Series 1688-J ......     2,694
   7,716    6.50%, 7/1/14, Pool #E77962 .........     7,723
     947    6.00%, 8/15/14 ......................       948
     448    5.85%, 5/15/15, Series 1692, Class
              PE ................................       447
     615    6.75%, 11/15/16, Series 2198, Class
              PK ................................       620
   2,131    7.00%, 12/15/16, Series 1882, Class
              PB ................................     2,129
   1,000    6.00%, 1/15/17, Series 2165, Class
              PA ................................     1,001
     203    7.50%, 4/1/17 .......................       206
     231    6.50%, 4/15/18, Series 1727, Class
              E .................................       230
     285    6.65%, 5/15/18, Series 1477, Class
              F .................................       284
      20    6.25%, 9/15/18, Series 1714, Class
              E .................................        20
     759    6.00%, 1/15/19, Series 1585, Class
              F .................................       757
       5    6.00%, 1/15/19, Series 1706, Class
              E .................................         5

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     8    5.80%, 2/15/19, Series 1614, Class
              G .................................  $      8
     332    9.30%, 3/15/19, Series 2, Class Z ...       347
     443    6.00%, 6/15/19, Series 1552, Class
              F .................................       441
     384    10.00%, 10/15/19, Series 16, Class
              D .................................       401
     227    9.25%, 11/15/19, Series 12, Class
              A .................................       236
     200    6.00%, 12/15/19, Series 1666, Class
              E .................................       199
     104    7.00%, 1/15/20, Series 1834, Class
              A .................................       103
     120    8.50%, 1/15/20, Series 77, Class
              G .................................       120
     370    6.25%, 2/15/20, Series 26, Class
              F .................................       369
     407    9.50%, 2/15/20, Series 1559, Class
              VF ................................       426
     222    9.00%, 10/15/20, Series 1807, Class
              G .................................       230
     103    8.13%, 11/15/20, Series 81, Class
              A .................................       105
     331    8.60%, 1/15/21, Series 85, Class
              C .................................       340
     456    9.50%, 1/15/21, Series 99, Class
              Z .................................       477
       1    1006.21%, 2/15/21, Series 1045, Class
              G, HB .............................        11
     160    7.00%, 3/15/21, Series 1053, Class
              G .................................       161
     500    6.00%, 5/15/21, Series 2068, Class
              CG ................................       492
     463    9.00%, 5/15/21, Series 1082, Class
              C .................................       481
     214    8.25%, 8/15/21, Series 1125, Class
              Z .................................       222
      74    4.50%, 9/15/21, Series 159, Class
              H .................................        70
     894    9.00%, 9/15/21, Series 1141, Class
              G .................................       941
     151    6.25%, 10/15/21, Series 189, Class
              D .................................       151
     950    6.25%, 4/15/22, Series 1610, Class
              PM ................................       953
     500    6.00%, 11/15/22, Series 1673, Class
              H .................................       494
     501    5.63%, 11/15/22, Series 1424, Class
              F* ................................       491
     300    6.25%, 11/15/22, Series 1614, Class
              J .................................       302
     143    8.45%, 9/1/25, Pool #846171 .........       147
     604    6.00%, 9/15/25, Series 2160, Class
              D .................................       590
     187    7.18%, 10/1/25, Pool #325081 ........       193
     682    7.43%, 10/1/26, Pool #785652* .......       694
     351    6.50%, 1/1/27, Pool #786211 .........       360
   1,870    7.94%, 1/1/27, Pool #611141* ........     1,916
     166    8.09%, 1/1/27, Pool #374732 .........       171
                                                   --------
                                                     74,094
                                                   --------
Government National Mortgage Assoc. (3.4%):
       0    8.00%, 2/15/02, Pool #192917 (c) ....         0
       3    8.00%, 3/15/02, Pool #209172 ........         3
       0    9.00%, 6/15/02, Pool #229311 (c) ....         0
      16    9.00%, 10/15/02, Pool #229569 .......        16
       7    8.00%, 6/15/05, Pool #28827 .........         7
       3    9.00%, 9/15/05, Pool #292569 ........         3
      19    9.00%, 10/15/05, Pool #292589 .......        20
       5    8.00%, 5/15/06, Pool #303851 ........         5
       3    8.00%, 7/15/06, Pool #307231 ........         3
      18    8.00%, 8/15/06, Pool #311166 ........        18

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    23    8.00%, 9/15/06, Pool #311301 ........  $     24
     132    8.00%, 10/15/06, Pool #316915 .......       136
      95    8.00%, 11/15/06, Pool #312210 .......        97
      90    8.00%, 11/15/06, Pool #313528 .......        92
      32    8.00%, 11/15/06, Pool #315078 .......        33
      35    8.00%, 11/15/06, Pool #316671 .......        36
      24    8.00%, 11/15/06, Pool #311131 .......        25
      67    8.00%, 12/15/06, Pool #311384 .......        69
      20    8.00%, 1/15/07, Pool #317663 ........        20
     141    8.00%, 2/15/07, Pool #316086 ........       145
      32    8.00%, 3/15/07, Pool #178684 ........        33
      51    8.00%, 3/15/07, Pool #318825 ........        53
      67    8.00%, 4/15/07, Pool #316441 ........        69
      60    8.00%, 10/15/07, Pool #018954 .......        61
      30    8.00%, 10/15/07, Pool #020981 .......        31
      80    8.00%, 12/15/07, Pool #019083 .......        81
      25    8.00%, 12/15/07, Pool #020290 .......        26
   1,725    9.00%, 9/15/09, Pool #780072 ........     1,810
     108    7.13%, 11/20/15, Pool #8080 .........       109
      78    6.88%, 3/20/16, Pool #8110 ..........        78
     148    7.75%, 8/20/16, Pool #8150 ..........       151
      98    7.38% 5/20/17, Pool #8224 ...........        99
     116    7.75%, 9/20/17, Pool #8263 ..........       117
      74    6.12%, 10/20/17, Pool #8276 .........        74
     113    7.13%, 12/20/07, Pool #8296 .........       113
      92    7.13%, 12/20/17, Pool #8293 .........        93
      89    7.38%, 4/20/18, Pool #8342 ..........        90
     131    7.75%, 8/20/18, Pool #8393 ..........       133
     544    12.00%, 11/15/19, Pool #780149 ......       617
     687    7.38%, 5/20/20, Pool #8642 ..........       694
     379    9.50%, 7/15/20, Pool #293363 ........       406
     194    7.38%, 5/20/21, Pool #8785 ..........       195
     211    8.00%, 2/16/22, Series 1994-6, Class
              J .................................       213
     198    7.38%, 3/20/22, Pool #8938 ..........       200
     646    9.50%, 3/15/23, Pool #780010 ........       694
     250    6.00%, 6/20/23, Series 1998-14, Class
              PD ................................       249
     236    9.00%, 9/15/24, Pool #403964 ........       246
     732    9.50%, 12/15/24, Pool #780831 .......       778
     646    8.50%, 3/20/25, Pool #1974 ..........       664
     804    8.50%, 4/20/25, Pool #1989 ..........       827
   2,822    7.13%, 11/20/25, Pool #8746* ........     2,846
   6,561    9.50%, 12/15/25, Pool #780965 .......     7,041
   1,065    7.37%, 1/20/26, Pool #8790* .........     1,073
   1,235    8.00%, 9/20/26, Pool #2285 ..........     1,262
     142    9.00%, 10/15/26, Pool #423946 .......       148
      94    7.38%, 8/20/16, Pool #80053 .........        95
     393    8.00%, 10/20/27, Pool #2499 .........       402
      88    7.38% 1/20/28, Pool #80152 ..........        89

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   258    8.00%, 6/15/28, Pool #444095 ........  $    264
     267    8.00%, 8/15/28, Pool #472198 ........       273
   1,361    7.50%, 9/20/28, Pool #2646 ..........     1,380
                                                   --------
                                                     24,629
                                                   --------
  Total U.S. Government Agency Mortgages            303,571
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (1.2%):
Federal Farm Credit Bank (0.0%):
     200    6.08%, 10/22/08 .....................       196
                                                   --------
Government Trust Certificate (0.4%):
     927    0.00%, 5/15/02 ......................       858
     408    0.00%, 11/15/02 .....................       369
     250    0.00%, 11/15/02 .....................       226
     425    0.00%, 11/15/02 .....................       384
     229    0.00%, 5/15/03 ......................       201
     216    0.00%, 11/15/03 .....................       185
     510    0.00%, 11/15/03 .....................       437
                                                   --------
                                                      2,660
                                                   --------
Tennessee Valley Authority (0.8%):
   5,500    6.50%, 8/20/01 ......................     5,513
                                                   --------
  Total U.S. Government Agency Securities             8,369
                                                   --------
U.S. TREASURY OBLIGATIONS (20.9%):
U.S. Treasury Bonds (2.3%):
   9,000    11.63%, 11/15/02 ....................    10,013
   5,800    10.38%, 11/15/09 ....................     6,797
                                                   --------
                                                     16,810
                                                   --------
U.S. Treasury Inflation Protected Bonds (0.7%):
   1,086    3.63%, 7/15/02 ......................     1,088
   3,295    3.38%, 1/15/07 ......................     3,234
   1,077    3.63%, 1/15/08 ......................     1,070
                                                   --------
                                                      5,392
                                                   --------
U.S. Treasury Notes (17.0%):
   2,500    6.63%, 7/31/01 ......................     2,514
   5,000    6.38%, 9/30/01 ......................     5,027
   7,500    6.25%, 10/31/01 .....................     7,542
   3,325    7.50%, 11/15/01 .....................     3,380
   2,000    5.88%, 11/30/01 .....................     2,006
     500    6.25%, 1/31/02 ......................       504
  50,000    6.38%, 1/31/02 ......................    50,471
   6,600    6.25%, 2/28/02 ......................     6,662
     500    6.63%, 3/31/02 ......................       507
   6,400    6.63%, 4/30/02 ......................     6,503
   3,500    6.50%, 5/31/02 ......................     3,554
   7,500    6.38%, 8/15/02 ......................     7,631

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 $10,000    6.25%, 8/31/02 ......................  $ 10,156
  14,800    7.25%, 5/15/04 ......................    15,759
                                                   --------
                                                    122,216
                                                   --------
U.S. Treasury STRIPS (0.9%):
   7,890    0.00%, 8/15/05 ......................     6,224
                                                   --------
  Total U.S. Treasury Obligations                   150,642
                                                   --------
INVESTMENT COMPANIES (0.9%):
   6,521    One Group Government Money Market
              Fund, Class I .....................     6,521
                                                   --------
  Total Investment Companies                          6,521
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (16.8%):
Master Note (2.5%):
 $ 6,291    Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ...........................     6,291
   2,655    General Mills, 6.76%, 1/2/01* .......     2,655
   5,194    Lehman Brothers, 6.97%, 1/2/01* .....     5,194
   2,770    Wheels, Inc, 6.78%, 1/2/01* .........     2,770
   1,154    Williamette, 6.69%, 1/2/01* .........     1,154
                                                   --------
                                                     18,064
                                                   --------
Put Bonds (9.1%):
   2,886    Associates Corp., 6.77%, 9/17/01* ...     2,918
   4,085    Bank of America, 6.84%, 7/5/01* .....     4,085
   2,309    Caterpillar Finance, 6.82%,
              5/1/01* ...........................     2,309
   2,886    Chase Manhattan, 6.79%, 5/4/01* .....     2,886
   2,886    Chase Manhattan, 6.88%, 5/6/02* .....     2,886
   2,927    First Union, 6.73%, 2/19/02* ........     2,927
   2,886    GMAC, 7.01%, 12/18/02* ..............     2,886
   2,886    Goldman Sachs, 6.82%, 11/19/01* .....     2,886
   4,328    Jackson National, 7.12%, 4/15/01* ...     4,328
   2,886    JP Morgan & Co., 6.78%, 5/4/01* .....     2,886
   4,035    Key Bank, 6.81%, 1/7/02* ............     4,035
   2,886    Lehman Brothers, 6.93%, 11/22/02* ...     2,886
   3,463    Lexington Park Capital Corp., 6.66%,
              1/25/01* ..........................     3,463
   1,154    Liberty Lighthouse, 6.85%,
              4/12/02* ..........................     1,154

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
    LENDING, CONTINUED:
Put Bonds, continued:
 $ 1,154    Merrill Lynch, 6.83%, 10/23/02* .....  $  1,154
   2,886    Merrill Lynch, 6.93%, 5/6/02* .......     2,886
   3,462    Morgan Stanley, 6.50%, 10/15/02* ....     3,462
   2,886    Salomon Smith Barney, 6.81%,
              4/12/01* ..........................     2,886
   2,886    Sigma Financial, 6.68%, 5/15/01* ....     2,886
   1,154    Sigma Financial, 6.65%, 9/25/01* ....     1,156
   2,309    Sigma Financial, 6.93%, 2/2/01* .....     2,309
   2,886    SPARCC, 6.76%, 4/2/01* ..............     2,886
   2,886    US Bancorp, 6.90%, 5/8/02* ..........     2,886
                                                   --------
                                                     65,046
                                                   --------
Repurchase Agreements (5.2%):
   9,811    Goldman Sachs, 6.87%, 1/2/01
              (Collateralized by $10,473 various
              Corporate Bonds, 6.15% - 9.98%,
              5/1/02 - 10/15/27, market value
              $10,691) ..........................     9,811
     253    Lehman Brothers, 6.75%, 1/2/01,
              (Collateralized by $270 various
              Commercial Paper, 0.00% 2/28/01 -
              6/21/01, market value $265) .......       253
  13,274    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $13,104 various
              Commercial Paper, 0.00% - 7.40%,
              1/2/01 - 5/4/01, market value
              $14,504) ..........................    13,274
  14,428    Merrill Lynch, 6.95%, 1/2/01
              (Collateralized by $35,330 various
              Corporate Bonds, 0.00% - 12.00%,
              1/1/01 - 8/15/30, market value
              $15,439) ..........................    14,428
                                                   --------
                                                     37,766
                                                   --------
  Total Short-Term Securities Held as Collateral
  for Securities Lending                            120,876
                                                   --------
Total (Cost $832,961)(a)                           $836,992
                                                   ========

------------
Percentages indicated are based on net assets of $720,650.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $ 7,551
                   Unrealized depreciation......................   (3,520)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 4,031
                                                                  =======

Continued

One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $42,747 or 5.93% of net assets.

(c) Amount is less than $1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 ASSET BACKED SECURITIES (8.8%):
 $ 4,500    Advanta Mortgage Loan Trust, Series
              98-1, Class A5, 6.60%,
              3/25/28 .........................  $    4,435
   5,000    Aesop Funding II, Series 97-1,
              Class A2, 6.40%, 10/20/03 .......       5,029
   5,000    Americredit Automobile Receivables
              Trust, Series 99-C, Class A3,
              6.84%, 10/5/03 ..................       5,036
   3,270    Americredit Automobile Receivables
              Trust, Series 99-A, Class A4,
              5.88%, 12/12/05 .................       3,276
     881    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A3,
              5.95%, 11/15/02 .................         881
   2,500    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03 ..................       2,503
   3,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03 .................       3,004
   2,000    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03 .................       2,000
   1,450    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 .................       1,463
   7,300    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04 ..................       7,371
     225    Arcadia Automobile Receivables
              Trust, Series 97-C, Class A5,
              6.55%, 6/15/05 ..................         226
     250    Chemical Master Credit Card Trust,
              Series 95-3, Class A, 6.23%,
              8/15/02 .........................         252
     261    Chevy Chase Auto Receivables Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04 .........................         261
   1,755    CPS Auto Trust, Series 1998-3,
              Class A4, 6.08%, 10/15/03 .......       1,763
   5,010    EQCC Home Equity Loan Trust, Series
              96-4, Class A6, 6.88%,
              7/15/14 .........................       5,039
   2,000    First Bank Corporate Card Master
              Trust, Series 97-1, Class B,
              6.55%, 2/15/03 ..................       2,012
   4,000    First Security Auto, Series 2000-1,
              Class A3, 7.30%, 7/15/04 ........       4,088
     149    First Security Auto Grantor Trust,
              Series 1998-A, Class A, 5.97%,
              4/15/04 .........................         149

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,000    Fleet Credit Card Master Trust,
              Series 96-A, Class A1, 6.00%,
              11/15/05 ........................  $    1,005
   3,000    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04 .........................       3,053
   3,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A-3, 6.58%,
              11/15/04 ........................       3,038
   4,000    Green Tree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18 ...       3,455
     455    Green Tree Home Improvement Loan
              Trust, Series 95-D, Class M1,
              6.95%, 9/15/25 ..................         456
   2,566    Green Tree Recreational, Equipment
              & Consulting, Series 97-D, Class
              A1HE, 6.90%, 3/15/29 ............       2,613
   1,350    Household Automotive Trust, Series
              2000-1, Class A4, 7.48%,
              12/18/06 ........................       1,403
     345    MBNA Master Credit Card Trust,
              Series 94-C, Class A, 7.13%,
              3/15/04* ........................         346
     512    Merrill Lynch MBS, Inc., Series
              144-S, 7.43%, 7/25/24 ...........         505
   2,576    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04 ..................       2,580
   1,126    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03 .........................       1,125
   1,000    Onyx Acceptance Grantor Trust,
              Series 97-C, Class A4, 6.76%,
              5/15/04 .........................       1,019
   2,774    Premier Auto Trust, Series 97-2,
              Class A5, 6.32%, 3/6/02 .........       2,777
   2,125    Premier Auto Trust, Series 98-5,
              Class A4, 5.19%, 4/8/03 .........       2,112
   1,100    Prime Credit Card Master Trust,
              Series 96-1, Class A, 6.70%,
              7/15/04 .........................       1,102
     271    Sears Credit Account Master Trust,
              Series 95-3, Class A, 7.00%,
              10/15/04 ........................         271
     667    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05 .........................         666
   1,833    Sears Credit Account Master Trust,
              Series 96-4, Class A, 6.45%,
              10/16/06 ........................       1,842
   5,000    Sears Roebuck Acceptance, Series
              MTN3, 7.07%, 9/18/01 ............       5,032
   8,335    SLM Student Loan Trust, Series
              99-1, Class A1T, 6.73%,
              4/25/08* ........................       8,350

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   891    Structured Asset Mortgage
              Investments Inc., Series 1998-8,
              Class 3A4, 6.50%, 7/25/13 .......  $      884
   3,999    Structured Mortgage Asset
              Residential Trust, Series
              1993-2A, Class AE, 7.60%,
              3/25/09 .........................       4,051
   4,000    Team Fleet Financing Corp., Series
              97-1, Class A, 7.35%, 5/15/03
              (b) .............................       4,048
   3,000    Textron Financial Corp. Receivables
              Trust, Series 2000-3, Class A2,
              6.40%, 6/15/11 ..................       2,989
   4,250    Textron Financial Corp. Receivables
              Trust, Series 00-C, Class A3,
              6.61%, 2/15/15 ..................       4,222
     743    Union Acceptance Corp., Series
              99-A, Class A3, 5.57%, 9/8/03 ...         742
   2,900    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%,
              4/20/03 .........................       2,902
   4,000    WFS Financial Owner Trust, Series
              99-C, Class A2, 6.92%,
              1/20/04 .........................       4,043
   2,500    WFS Financial Owner Trust, Series
              00-D, Class A3, 6.83%,
              7/20/05 .........................       2,554
   6,000    World Financial Network Credit Card
              Master Trust, Series 96-A, Class
              A, 6.70%, 2/15/04 ...............       6,013
                                                 ----------
  Total Asset Backed Securities                     123,986
                                                 ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.2%):
     814    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09 (b) .....................         741
     846    Chase Mortgage Finance Corp.,
              Series 94-E, Class A6B, 4.80%,
              4/25/10, IF* ....................         836
     141    Collateralized Mortgage Securities
              Corp., Series 88-2, Class 2-B,
              8.80%, 4/20/19 ..................         146
   1,981    Countrywide Funding Corp., Series
              93-11, Class A11, 4.11%, 2/25/09,
              IF* .............................       1,877
     702    Countrywide Home Loans, Series
              97-7, Class A1, 7.75%,
              12/25/27 ........................         701
   2,000    Countrywide Home Loans, Series
              98-2, Class A2, 6.25%,
              3/25/28 .........................       1,924
   1,000    Countrywide Home Loans, Series
              98-18, Class 2A3, 6.75%,
              11/25/28 ........................         948
   1,515    Countrywide Home Loans, Series
              98-18, Class 2A4, 6.75%,
              11/25/28 ........................       1,512
   1,650    Countrywide Mortgage Securities
              Corp., Series 94-I, A6, 6.25%,
              7/25/09 .........................       1,646

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,157    CS First Boston Mortgage Securities
              Corp., Series 1997-2, Class A,
              7.50%, 6/25/20 ..................  $    2,167
   2,250    GE Capital Mortgage Services, Inc.,
              Series 1994-17, Class A6, 7.00%,
              5/25/24 .........................       2,272
   2,000    GE Capital Mortgage Services, Inc.,
              Series 1996-17, Class 1A9, 7.75%,
              12/25/26 ........................       2,016
   3,570    Headlands Mortgage Securities Inc.,
              Series 1997-6, Class AII1, 6.75%,
              12/25/12 ........................       3,575
   5,000    JP Morgan Commercial Mortgage
              Finance Corp., Series 96-C2,
              Class B, 6.80%, 11/25/27 ........       5,100
   2,000    JP Morgan Commerical Mortgage
              Finance Corp., Series 97-C4,
              Class B, 7.46%, 12/26/28 ........       2,092
   5,000    MLMI, Series 97-C2, Class A2,
              6.54%, 12/10/29 .................       5,060
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 5636.00%,
              4/20/21, HB, IF* ................         116
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 5636.00%,
              7/20/21, HB, IF* ................          93
     155    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO ....................         134
   4,000    Mortgage Capital Funding, Inc.,
              Series 96-MC2, Class A3, 7.01%,
              9/20/06 .........................       4,104
   1,020    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 ........................       1,021
      11    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18 ................          11
   2,245    PNC Mortgage Securities Corp.,
              Series 98-5, Class 2A11, 6.30%,
              7/25/28 .........................       2,234
   2,959    Prudential Home Mortgage
              Securities, Series 1992-9, Class
              A5, 7.50%, 5/25/07 ..............       2,948
   2,347    Residential Accredit Loans, Inc.,
              Series 96-QS3, Class AI11, 7.75%,
              6/25/26 .........................       2,377
   1,530    Residential Accredit Loans, Inc.,
              Series 2000-QS2, Class A4, 7.75%,
              2/25/30 .........................       1,550

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,539    Residential Asset Securitization
              Trust, Series 98-A4, Class IA2,
              6.75%, 5/25/28 ..................  $    1,532
   3,424    Residential Funding Mortgage
              Securities, Inc., Series 94-S8,
              Class A6, 6.00%, 3/25/09 ........       3,400
     199    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26 .........         202
   4,000    The Equitable Life Assurance
              Society of Private Placement,
              Series 174, Class A1, 7.24%,
              5/15/06 (b) .....................       4,150
   3,022    Wells Fargo Capital Markets, Series
              APT, Class 1, 6.56%, 12/29/05
              (b) .............................       3,052
                                                 ----------
  Total Collateralized Mortgage Obligations          59,537
                                                 ----------
CORPORATE BONDS (11.5%):
Airlines (0.3%):
   3,500    US Airways, Inc., 7.89%, 3/1/19 ...       3,656
                                                 ----------
Automotive (0.2%):
   3,400    Daimler Chrysler AG, 6.66%,
              1/8/05 ..........................       3,466
                                                 ----------
Banking, Finance & Insurance (5.4%):
     200    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05 .........................         206
     250    American Express Credit Corp.,
              6.13%, 11/15/01 .................         250
     700    Ameritech Capital Funding, 6.15%,
              1/15/08 .........................         671
   1,000    Associates Corp., 6.00%,
              4/15/03 .........................         997
   1,750    Associates Corp., 5.75%,
              11/1/03 .........................       1,727
     300    Associates Corp., 6.63%,
              6/15/05 .........................         302
   1,000    Associates Corp., 6.38%,
              11/15/05 ........................         998
   3,625    Associates Corp., 8.15%, 8/1/09 ...       3,919
     250    Avco Financial Services, Inc.,
              7.38%, 8/15/01 ..................         252
   1,000    Bank of America Corp., 9.25%,
              11/1/01 .........................       1,023
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05 .........................       1,521
   1,000    CIT Group Holdings, Inc., Series
              MTN, 6.70%, 5/28/01 .............       1,002
     200    CIT Group Holdings, Inc., 8.38%,
              11/1/01 .........................         203
   1,180    Citicorp, 5.63%, 2/15/01 ..........       1,179
     250    Citicorp, 6.75%, 8/15/05 ..........         253
     200    Dillard Investment Co., 9.25%,
              2/1/01 ..........................         200
   2,000    Ford Motor Credit Co., 8.20%,
              2/15/02 .........................       2,040

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,500    Ford Motor Credit Co., 6.63%,
              6/30/03 .........................  $    1,503
   5,000    Ford Motor Credit Co., 7.38%,
              10/28/09 ........................       5,008
   1,000    GE Capital Corp., Series MTNA,
              5.92%, 4/3/01 ...................         999
     266    GE Capital Corp., 7.88%,
              12/1/06 .........................         287
   7,000    GMAC, 5.75%, 11/10/03 .............       6,822
   2,000    GMAC, 6.85%, 6/17/04 ..............       2,001
   1,750    Household Automotive Trust, 7.43%,
              4/17/07 .........................       1,823
     900    Household Finance Corp., 7.63%,
              1/15/03 .........................         921
   1,000    Household Finance Corp., 7.20%,
              7/15/06 .........................       1,015
   1,000    Household Finance Corp., 6.50%,
              11/15/08 ........................         962
   4,000    Household Finance Corp., 5.88%,
              2/1/09 ..........................       3,694
     100    Inter American Development Bank,
              8.40%, 9/1/09 ...................         116
   5,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02 ...................       5,134
   3,000    Lehman Brothers Holdings, Inc.,
              7.25%, 4/15/03 ..................       3,047
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 (b) ......................       6,214
   5,000    MBNA Corp., 7.06%, 5/23/03* .......       4,995
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05 (b) ..............       4,067
     170    Midland Bank, 8.63%, 12/15/04 .....         184
     100    Norwest Financial, Inc., 7.00%,
              1/15/03 .........................         101
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04 ..........................       1,025
   4,000    Prime Property Funding II, 6.80%,
              8/15/02 (b) .....................       3,986
     180    Private Exempt Funding, 5.65%,
              3/15/03 .........................         178
   5,000    Rental Car Finance, 6.45%,
              8/25/05 .........................       5,022
     250    Republic New York Corp., 8.25%,
              11/1/01 .........................         254
     570    Toyota Motor Credit, 5.63%,
              11/13/03 ........................         564
                                                 ----------
                                                     76,665
                                                 ----------

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Governments (Foreign) (0.3%):
 $ 3,500    Ontario Province of Canada, Senior
              Unsubordinated Debenture, 7.38%,
              1/27/03 .........................  $    3,601
                                                 ----------
Industrial Goods & Services (1.5%):
     100    American Home Products Corp.,
              6.50%, 10/15/02 .................         101
     250    Boeing Co., 8.38%, 2/15/01 ........         250
     250    BP America, Inc., 8.50%,
              4/15/01 .........................         251
   1,500    Case Corp., Series B, 6.25%,
              12/1/03 .........................         948
   5,000    Cox Radio, Inc., 6.38%, 5/15/05 ...       4,942
   5,000    Thomas & Betts, Series MTN, 6.29%,
              2/13/03 (b) .....................       4,686
   5,000    Tyco International Group, 6.25%,
              6/15/03 .........................       4,955
   5,000    USA Waste Services, 6.13%,
              7/15/01 .........................       4,954
     650    VF Corp., 6.63%, 3/15/03 ..........         650
                                                 ----------
                                                     21,737
                                                 ----------
Leasing (0.3%):
   4,250    International Lease Finance Corp.,
              5.85%, 11/25/03 .................       4,197
                                                 ----------
Retail (0.4%):
   5,000    Dillards Department Stores, 6.39%,
              8/1/03 ..........................       3,834
   1,000    Wal Mart Stores, Inc., 8.63%,
              4/1/01 ..........................       1,006
     150    Wal Mart Stores, Inc., 6.75%,
              5/15/02 .........................         152
                                                 ----------
                                                      4,992
                                                 ----------
Technology (0.3%):
   4,000    Oracle Corp., 6.72%, 2/15/04 ......       4,052
                                                 ----------
Telecommunications (0.8%):
     500    AT&T Corp., 7.00%, 5/15/05 ........         503
   2,900    Bellsouth Telecommunications,
              6.00%, 6/15/02 ..................       2,880
   1,363    Bellsouth Telecommunications,
              6.30%, 12/15/15 .................       1,304
   5,000    British Telecom PLC, 8.13%,
              12/15/10 ........................       5,075
     470    Chesapeake & Potomac
              Telecommunications, 7.13%,
              1/15/02 .........................         474
   1,000    Verizon Global Funding Corp., 7.25%
              12/1/10 .........................       1,017
                                                 ----------
                                                     11,253
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Transportation (0.4%):
 $ 5,019    Federal Express Corp., Series
              98-1A, 6.72%, 1/15/22 ...........  $    4,920
                                                 ----------
Utilities (1.4%):
   5,000    Avon Energy Partners, 7.05%,
              12/11/07 (b) ....................       4,853
   3,000    D.R. Investments, 7.10%, 5/15/02
              (b) .............................       3,010
   4,050    Enron Corp., 6.75%, 7/1/05 ........       4,087
     372    Kern River Funding, 6.42%, 3/31/01
              (b) .............................         371
   1,032    National Rural Utilities, 7.30%,
              9/15/06 .........................       1,076
     250    Northern States Power Co. --
              Minneapolis, 7.88%, 10/1/01 .....         252
   6,000    Ohio Power, 6.73%, 11/1/04 ........       6,064
     630    Public Service Electric & Gas
              Utilities, 6.13%, 8/1/02 ........         628
                                                 ----------
                                                     20,341
                                                 ----------
Yankee & Eurodollar (0.2%):
   3,000    Ras Laffan Gas, 7.63%, 9/15/06
              (b) .............................       2,944
                                                 ----------
  Total Corporate Bonds                             161,824
                                                 ----------
U.S. GOVERNMENT AGENCY MORTGAGES (48.3%):
Fannie Mae (19.7%):
   2,000    5.41%, 2/13/01, Series MTN ........       1,998
     923    6.78%, 1/17/03, Series 97-MI, Class
              A* ..............................         925
     488    7.00%, 9/18/03, Series 97-13, Class
              CB ..............................         492
     139    10.00%, 5/25/04, Series 89-26,
              Class D .........................         142
  10,625    6.88%, 9/1/05, Pool #73192 ........      10,932
       1    758.75%, 1/25/06, Series 91-4,
              Class N, HB .....................           8
       0    908.75%, 3/25/06, Series 91-20,
              Class M, HB (c) .................           5
   7,410    6.95%, 4/1/06, Pool #73429 ........       7,676
     522    6.50%, 4/25/06, Series 93-18, Class
              PH ..............................         521
       1    1008.00%, 4/25/06, Series 91-33,
              Class J, HB .....................          14
     173    7.05%, 6/25/06, Series 93-11, Class
              G ...............................         173
     650    2.34%, 8/25/06, Series 93-8, Class
              SB, IF, IO* .....................           7
     585    0.00%, 9/25/06, Series 96-46, Class
              PE, PO ..........................         524
     181    7.00%, 1/1/07, Pool #145771 .......         184
     750    7.25%, 4/25/07, Series 92-44, Class
              K ...............................         761

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    14    7.50%, 8/25/07, Series G92-48,
              Class H .........................  $       14
     454    6.42%, 11/25/07, Series 93-174,
              Class SB, IF* ...................         450
   1,388    0.00%, 2/25/08, Series 96-24, Class
              K, PO ...........................       1,284
   1,974    7.41%, 2/25/08, Series 93-188,
              Class F* ........................       1,977
   2,704    6.50%, 4/25/08, Series 99-45D,
              Class TA ........................       2,694
     701    6.39%, 5/25/08, Series 93-63, Class
              FD* .............................         686
   1,390    6.49%, 5/25/08, Series 93-72, Class
              F* ..............................       1,376
   4,657    7.66%, 5/25/08, Series 93-55, Class
              FA* .............................       4,684
     622    5.66%, 8/25/08, Series 93-209,
              Class KB ........................         615
     449    5.98%, 8/25/08, Series 93-129,
              Class FE* .......................         440
   2,275    10.53%, 8/25/08, Series 93-134,
              Class SA, IF* ...................       2,370
   1,750    0.00%, 9/25/08, Series 96-39, Class
              J, PO ...........................       1,410
   1,303    0.00%, 9/25/08, Series 96-20, Class
              L, PO ...........................       1,038
   3,000    5.07%, 9/25/08, Series 1993-70,
              Class SE ........................       2,930
     256    6.29%, 9/25/08, Series 93-170,
              Class FA* .......................         254
   2,000    6.50%, 9/25/08, Series 99-19, Class
              LA ..............................       1,999
   1,283    9.86%, 9/25/08, Series 93-175,
              Class S, IF* ....................       1,355
   2,409    6.49%, 10/25/08, Series 93-196,
              Class FA* .......................       2,386
   2,000    0.00%, 12/25/08, Series 98-27,
              Class B, PO .....................       1,483
     101    6.00%, 12/25/08, Series 93-214,
              Class L .........................         101
     626    5.25%, 1/25/09, Series 94-12, Class
              SB, IF* .........................         611
   1,352    6.64%, 1/25/09, Series 94-12, Class
              FC* .............................       1,329
   1,000    4.77%, 2/25/09, Series 94-13, Class
              SK, IF* .........................         963
     614    6.50%, 2/25/09, Series 94-20, Class
              Z ...............................         602

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,349    6.50%, 2/25/09, Series 94-17, Class
              JB, IO ..........................  $      375
   1,500    0.00%, 3/25/09, Series 96-24, Class
              E, PO ...........................       1,102
   1,517    6.50%, 3/25/09, Series 95-13, Class
              B ...............................       1,516
      70    7.50%, 11/1/09, Pool #158 .........          71
   3,200    7.00%, 4/25/10, Series 92-124,
              Class D .........................       3,216
   1,007    7.00%, 6/1/10, Pool #312903 .......       1,022
   2,261    6.50%, 12/1/10, Pool #322598 ......       2,272
   4,000    7.00%, 1/18/11, Series 97-23, Class
              VG ..............................       3,993
     930    6.50%, 4/1/11, Pool #337903 .......         934
   2,250    6.75%, 10/25/12, Series 93-65,
              Class D .........................       2,244
  14,699    6.50%, 5/1/13, Pool #429707 .......      14,715
   2,663    6.50%, 9/1/13, Pool #251982 .......       2,666
   1,243    1.06%, 11/25/13, Series 93-220,
              Class SD, IF* ...................       1,162
   3,019    6.37%, 11/25/13, Series 93-220,
              Class SE, IF* ...................       2,949
     800    5.52%, 12/25/13, Series 93-225,
              Class SS, IF* ...................         652
      31    7.50%, 5/1/14, Pool #57930 ........          32
     329    12.50%, 1/1/16, Pool #303306 ......         377
      26    7.06%, 5/25/16, Series 93-156,
              Class FA* .......................          27
      90    5.70%, 8/25/16, Series G93-39,
              Class A .........................          90
     594    6.00%, 12/25/16, Series G-22, Class
              G ...............................         572
     733    7.16%, 3/25/17, Series 96-27, Class
              FA* .............................         736
      40    7.00%, 4/1/17, Pool #44696 ........          41
   1,512    6.50%, 12/18/17, Series 98-17,
              Class TB ........................       1,513
     188    9.25%, 4/25/18, Series 88-7, Class
              Z ...............................         197
   3,250    4.54%, 6/25/18, Series 92-206,
              Class FA* .......................       3,117
   1,317    9.85%, 11/1/18, Series 97-77, Class
              M ...............................       1,408
     881    9.50%, 12/1/18, Pool #426839 ......         945
     508    7.74%, 3/1/19, Pool #116612* ......         513
      72    10.50%, 3/25/19, Series 50, Class
              2, IO ...........................          17
     226    7.42%, 8/1/19, Pool #111366* ......         231
   1,098    9.00%, 9/1/19, Pool #559423 .......       1,150

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $     0    0.00%, 10/25/19, Series 89-73,
              Class C, PO (c) .................  $        0
   1,000    2.53%, 10/25/19, Series 93-156,
              Class SD, IF* ...................         927
   1,632    8.00%, 10/25/19, Series 89-70,
              Class G .........................       1,677
     397    6.25%, 11/25/19, Series G93-32,
              Class PG ........................         396
     475    8.50%, 11/25/19, Series 89-83,
              Class H .........................         484
     565    9.00%, 11/25/19, Series 89-89,
              Class H .........................         591
     772    9.40%, 11/25/19, Series 89-78,
              Class H .........................         822
     512    8.50%, 1/25/20, Series 90-97, Class
              B ...............................         528
     250    8.80%, 1/25/20, Series 90-1, Class
              D ...............................         260
     419    4.00%, 6/25/20, Series G92-66,
              Class HB ........................         410
     358    5.50%, 6/25/20, Series 90-60, Class
              K ...............................         344
     335    9.50%, 6/25/20, Series 90-63, Class
              H ...............................         353
     371    5.50%, 8/25/20, Series 90-93, Class
              G ...............................         358
   1,233    6.50%, 8/25/20, Series 90-102,
              Class J .........................       1,225
       5    504.00%, 8/25/20, Series 90-94,
              Class H, HB .....................          66
       3    1118.00%, 8/25/20, Series 90-95,
              Class J, HB .....................          78
     575    9.00%, 10/25/20, Series 90-120,
              Class H .........................         600
     140    11.62%, 11/25/20, Series 90-134,
              Class SC, IF* ...................         154
   2,290    6.50%, 12/25/20, Series 97-85,
              Class L, IO .....................         147
       9    652.15%, 12/25/20, Series 90-140,
              Class K, HB .....................         144
   1,030    0.01%, 1/25/21, Series 93-165,
              Class SX, IF* ...................         944
       0    907.68%, 2/25/21, Series 91-7,
              Class K, HB* (c) ................           9
      39    8.00%, 3/1/21, Pool #70825 ........          40
     421    8.50%, 6/25/21, Series G-14, Class
              L ...............................         438
   1,775    8.75%, 6/25/21, Series G-18, Class
              Z ...............................       1,843
     139    6.50%, 10/25/21, Series 94-30,
              Class LA ........................         138
   1,237    8.75%, 10/25/21, Series G-35, Class
              M ...............................       1,285
   2,800    5.00%, 11/25/21, Series G92-66,
              Class JB ........................       2,676

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,200    7.88%, 11/25/21, Series 92-215,
              Class PM ........................  $    1,234
   1,441    7.00%, 2/18/22, Series 97-30, Class
              E ...............................       1,440
   3,778    5.23%, 3/25/22, Series 92-33, Class
              F* ..............................       3,634
     964    5.00%, 5/25/22, Series G93-10,
              Class G .........................         945
       1    3615.84%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* ...............         117
     436    7.00%, 7/25/22, Series G92-42,
              Class Z .........................         440
   5,000    7.50%, 7/25/22, Series G92-35,
              Class E .........................       5,080
   3,000    6.50%, 8/25/22, Series 96-59, Class
              J ...............................       2,984
   2,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO ..........................       1,603
     700    5.50%, 9/25/22, Series 92-143,
              Class MA ........................         671
   1,628    7.50%, 11/1/22, Pool #189190 ......       1,661
     616    6.75%, 12/25/22, Series 93-46,
              Class O .........................         605
   2,000    7.89%, 12/25/22, Series X, Class
              VO, IF* .........................       2,117
     251    0.00%, 2/25/23, Series G93-12,
              Class C, PO .....................         245
     124    2.84%, 2/25/23, Series 93-12, Class
              S, IF, IO* ......................           1
     909    4.56%, 2/25/23, Series 98-35, Class
              SV* .............................         856
   1,163    6.50%, 2/25/23, Series 93-5, Class
              Z ...............................       1,134
       1    369.10%, 2/25/23, Series 93-12,
              Class SB, IF, IO* ...............           3
   9,700    6.00%, 3/25/23, Series 93-41, Class
              PH ..............................       9,655
   4,170    7.00%, 3/25/23, Series 1993-37,
              Class PX ........................       4,119
     972    7.50%, 4/1/23, Series 218, Class 2,
              IO ..............................         222
     949    0.00%, 4/25/23, Series 98-4, Class
              C, PO ...........................         754
     118    5.50%, 4/25/23, Series 93-58, Class
              J ...............................         112
   4,526    0.00%, 5/25/23, Series 93-146,
              Class D, PO .....................       4,281
      52    6.50%, 5/25/23, Series 93-155,
              Class LA ........................          52
     116    6.75%, 5/25/23, Series 93-94, Class
              K ...............................         114
  12,500    0.00%, 6/25/23, Series 93-257,
              Class C .........................       8,479

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 5,430    0.99%, 5/25/23, Series 94-82, Class
              SA, IF, IO* .....................  $      128
   1,235    2.24%, 7/25/23, Series 93-113,
              Class S, IF, IO* ................          31
   3,245    6.50%, 7/25/23, Series 96-59, Class
              K ...............................       3,151
   1,000    6.50%, 7/25/23, Series 93-122,
              Class M .........................         981
     486    0.73%, 8/25/23, Series G93-27,
              Class SE* .......................         303
   3,099    1.34%, 8/25/23, Series 94-36, Class
              SG, IF, IO* .....................         134
   1,123    1.49%, 8/25/23, Series 93-139,
              Class SG, IF* ...................         963
     579    6.81%, 8/25/23, Series 93-113,
              Class SE, IF* ...................         526
     535    1.89%, 9/25/23, Series 93-178,
              Class SE, IF* ...................         453
     721    2.34%, 9/25/23, Series 93-155,
              Class SB, IF, IO* ...............          25
   1,149    3.00%, 9/25/23, Series 93-193,
              Class B .........................       1,108
     933    6.50%, 9/25/23, Series 93-178,
              Class PK ........................         892
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA ........................       4,785
  10,000    6.50%, 10/25/23, Series 93-189,
              Class PI ........................       9,784
      60    6.59%, 10/25/23, Series 93-198,
              Class FA* .......................          60
   1,468    1.04%, 11/25/23, Series 93-207,
              Class SC, IF* ...................       1,257
   9,000    6.00%, 12/18/23, Series 97-79,
              Class PE ........................       8,749
   1,210    0.00%, 12/25/23, Series 97-24,
              Class PQ, PO ....................         970
   1,500    1.14%, 12/25/23, Series 93-223,
              Class SO, IF* ...................       1,379
     140    5.75%, 12/25/23, Series 93-223,
              Class SB, IF* ...................         138
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G .........................       3,006
     155    6.79%, 12/25/23, Series 93-223,
              Class FB* .......................         154
     788    10.00%, 2/1/24, Pool #479469 ......         865
   7,632    0.00%, 2/25/24, Series 99-16, Class
              B, PO ...........................       5,376
     130    5.05%, 3/25/24, Series 94-39, Class
              S, IF* ..........................         131

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   573    6.50%, 3/25/24, Series 95-18, Class
              B ...............................  $      568
     160    6.18%, 3/25/24, Series 94-36, Class
              FA* .............................         158
     338    7.06%, 3/25/24, Series 94-39, Class
              F* ..............................         338
     836    8.00%, 5/1/24, Pool #250066 .......         862
   1,326    8.50%, 7/1/24, Pool #250103 .......       1,374
   1,087    7.50%, 10/1/24, Pool #303031 ......       1,108
   1,463    7.00%, 11/17/24, Series G94-13,
              Class ZB ........................       1,423
     901    8.80%, 1/25/25, Series G95-1, Class
              C ...............................         936
     285    7.50%, 5/1/25, Pool #311810 .......         290
     145    7.50%, 5/1/25, Pool #293928 .......         148
     257    8.50%, 5/1/25, Pool #308499 .......         266
     300    8.50%, 6/1/25, Pool #315277 .......         310
   1,710    7.00%, 7/1/25, Pool #312931 .......       1,721
   1,513    7.00%, 7/1/25, Pool #290387 .......       1,523
     518    9.00%, 4/1/26, Pool #446278 .......         543
   1,554    7.05%, 6/1/26, Pool #341503* ......       1,575
   1,700    7.50%, 8/18/26, Series 97-29, Class
              PL, IO ..........................         363
     444    8.50%, 11/1/26, Pool #411183 ......         463
   2,500    7.50%, 3/18/27, Series 97-22, Class
              PI, IO ..........................         298
   7,408    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ..........................         313
   6,614    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ..........................         283
   3,787    7.50%, 4/18/27, Series 97-27, Class
              J ...............................       3,860
   6,000    7.50%, 4/20/27, Series 97-29, Class
              J ...............................       6,152
   3,284    7.50%, 5/20/27, Series 97-39, Class
              PD ..............................       3,383
   2,996    8.50%, 8/1/27, Pool #253605 .......       3,106
   1,016    6.76%, 9/1/27, Pool #54844* .......       1,011
   2,730    7.00%, 9/1/27, Pool #313687 .......       2,739
   7,456    7.00%, 11/18/27, Series 97-81,
              Class PI, IO ....................       1,808
   8,888    6.00%, 8/1/28, Pool #423236 .......       8,608
   2,404    6.20%, 1/25/29, Series 98-70, Class
              AG ..............................       2,317
   4,007    8.50%, 1/25/29, Series 98-70, Class
              AD ..............................       4,130
   1,149    6.76%, 3/1/29, Pool #303532* ......       1,146
   1,261    8.50%, 2/1/30, Pool #566784 .......       1,307
                                                 ----------
                                                    276,542
                                                 ----------

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (19.0%):
 $     8    8.00%, 6/1/01, Pool #252601 .......  $        8
   1,885    5.87%, 5/12/03, Series 2Z03 .......       1,898
   5,599    0.90%, 9/15/04, Series 1982, Class
              SB, IF, IO* .....................          97
     920    7.70%, 9/20/04, Series AT04 .......         981
   5,112    6.50%, 10/1/04, Gold Pool
              #M80495 .........................       5,122
   1,000    7.59%, 3/10/05, Series Q-05 .......       1,069
     750    6.92%, 9/15/05 ....................         750
       5    1008.00%, 5/15/06, Series 1072,
              Class A, HB .....................          72
     763    7.00%, 6/15/06, Series 1457, Class
              PH ..............................         764
       1    1008.00%, 6/15/06, Series 1098,
              Class M, HB .....................          11
     855    7.20%, 7/18/06 ....................         912
     642    7.50%, 2/15/07, Series 1322, Class
              G ...............................         647
     879    4.50%, 3/15/07, Series 1295, Class
              JB ..............................         856
      23    8.00%, 4/1/07, Pool #160022 .......          23
       4    981.87%, 6/15/07, Series 1298,
              Class L, HB .....................          69
      84    2.19%, 10/15/07, Series 1389, Class
              SA, IF* .........................          80
     371    5.50%, 10/15/07, Series 1640, Class
              A ...............................         368
   6,000    4.50%, 11/15/07, Series 1404, Class
              FA ..............................       5,714
     694    6.98%, 11/15/07, Series 1414, Class
              LB, IF* .........................         695
     224    6.28%, 12/15/07, Series 1450, Class
              F* ..............................         223
   2,141    2.25%, 2/15/08, Series 1465, Class
              SA, IF, IO* .....................          69
       9    8.85%, 3/15/08, Series A-78 .......           9
     239    5.50%, 4/15/08, Series 1489, Class
              L ...............................         237
     110    6.00%, 4/15/08, Series 1531, Class
              K ...............................         109
   1,362    0.00%, 5/15/08, Series 1989, Class
              L, PO ...........................       1,207
   2,649    1.75%, 5/15/08, Series 1506, Class
              SD, IF, IO* .....................          98
      73    6.33%, 5/15/08, Series 1506, Class
              S, IF* ..........................          74
     740    6.08%, 5/15/08, Series 1513, Class
              TA* .............................         735
     428    7.24%, 5/15/08, Series 1506, Class
              F* ..............................         432
   1,000    6.00%, 7/15/08, Series 1708, Class
              D ...............................       1,003
     404    7.50%, 8/1/08, Gold Pool
              #G10117 .........................         413
   2,432    0.00%, 8/15/08, Series 1900, Class
              T, PO ...........................       1,882

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   828    3.30%, 8/15/08, Series 1565, Class
              K, IF* ..........................  $      758
     381    5.25%, 8/15/08, Series 1564, Class
              FB* .............................         373
     176    6.42%, 8/15/08, Series 1561, Class
              SC, IF* .........................         174
     176    9.21%, 8/15/08, Series 1564, Class
              SB, IF* .........................         179
      65    7.50%, 9/1/08, Pool #252600 .......          65
     581    0.98%, 9/15/08, Series 1580, Class
              SC, IF* .........................         542
     446    6.00%, 9/15/08, Series 1586, Class
              A ...............................         444
     578    0.00%, 10/15/08, Series 1900, Class
              I, PO ...........................         479
   2,284    0.00%, 10/15/08, Series 1967, Class
              PC, PO ..........................       1,848
   3,958    7.68%, 10/15/08, Series 1587, Class
              SL, IF* .........................       4,029
     850    8.60%, 10/15/08, Series 1600, Class
              SC, IF* .........................         884
   1,300    3.58%, 11/15/08, Series 1604, Class
              SA, IF* .........................       1,206
   2,502    3.92%, 11/15/08, Series 1604, Class
              SH, IF* .........................       2,427
   1,000    0.00%, 12/15/08, Series 1948, Class
              A, PO ...........................         769
     127    0.43%, 12/15/08, Series 1655, Class
              SA, IF* .........................         119
     782    3.45%, 12/15/08, Series 2017, Class
              SE, IF* .........................         743
  11,175    6.00%, 12/15/08, Series 1624, Class
              KZ ..............................      10,655
     698    6.15%, 12/15/08, Series 1647, Class
              SB, IF* .........................         691
     623    6.69%, 12/15/08, Series 1647, Class
              FB* .............................         620
   1,720    7.25%, 12/15/08, Series 1635, Class
              O* ..............................       1,725
   1,048    7.90%, 12/15/08, Series 1655, Class
              F* ..............................       1,064
   1,606    8.51%, 12/15/08, Series 1625, Class
              SD, IF* .........................       1,676
     997    0.00%, 2/15/09, Series 1679, Class
              N, PO ...........................         769
   1,392    4.72%, 2/15/09, Series 1796, Class
              S, IF* ..........................       1,293
   1,360    7.30%, 3/15/09, Series 1900, Class
              FA* .............................       1,365

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,480    8.13%, 3/15/09, Series 1698, Class
              SC, IF* .........................  $    1,575
   1,000    6.21%, 6/2/09, Series GA09 ........       1,013
     589    8.50%, 1/1/10, Gold Pool
              #E00356 .........................         608
   1,283    8.50%, 1/1/10, Gold Pool
              #G10305 .........................       1,326
     103    7.00%, 8/1/10, Gold Pool
              #E20187 .........................         105
   1,600    7.00%, 9/1/10, Gold Pool
              #E00393 .........................       1,628
   1,325    7.50%, 7/1/11, Gold Pool
              #E20253 .........................       1,357
   4,758    1.75%, 3/15/12, Series 1933, Class
              SJ, IF, IO* .....................         235
   4,620    7.00%, 9/1/12, Gold Pool
              #E00506 .........................       4,689
   4,000    6.30%, 1/15/13, Series 2025, Class
              PE ..............................       3,894
   6,225    7.00%, 2/15/13, Series 1942, Class
              VD ..............................       6,261
   3,607    1.40%, 10/15/13, Series 1595, Class
              S, IF, IO* ......................          68
     207    6.50%, 12/1/13, Pool #C90043 ......         207
     800    6.00%, 12/15/13, Series 2102, Class
              TC ..............................         776
     395    12.00%, 8/1/15, Pool #170269 ......         448
   6,000    6.50%, 12/15/15, Series 2054, Class
              VB ..............................       5,895
  10,000    6.50%, 5/15/18, Series 2056, Class
              TD ..............................       9,902
     154    12.00%, 7/1/19, Pool #555238 ......         174
     918    9.50%, 7/15/19, Series 11, Class
              D ...............................         965
     340    5.50%, 12/15/19, Series 1709, Class
              C ...............................         339
     250    6.00%, 12/15/19, Series 1666, Class
              E ...............................         249
   1,862    7.15%, 2/15/20, Series 1446, Class
              G ...............................       1,867
   4,099    6.00%, 4/15/20, Series 1534, Class
              F ...............................       4,078
      22    84.00%, 5/15/20, Series 41, Class
              I, HB ...........................          48
     211    10.00%, 6/15/20, Series 47, Class
              F ...............................         220
     255    8.00%, 7/1/20, Gold Pool
              #A01047 .........................         263
     552    7.80%, 9/15/20, Series 46, Class
              B ...............................         564
     333    9.00%, 1/1/06, Series 1807, Class
              G ...............................         345
   2,795    6.95%, 1/15/21, Series 114, Class
              H ...............................       2,807
       7    8.60%, 1/15/21, Series 85, Class
              C ...............................           8
     456    9.50%, 1/15/21, Series 99, Class
              Z ...............................         477
   1,479    11.43%, 1/15/21, Series 1362, Class
              S, IF* ..........................       1,588
     164    7.70%, 5/15/21, Series 1084, Class
              F* ..............................         166
     217    11.05%, 5/15/21, Series 1079, Class
              S, IF* ..........................         242

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   115    14.85%, 5/15/21, Series 1084, Class
              S, IF* ..........................  $      137
   4,169    7.50%, 6/15/21, Series 1365, Class
              PN ..............................       4,210
   1,003    8.50%, 9/15/21, Series 1144, Class
              KB ..............................       1,018
   9,440    6.50%, 10/15/21, Series 1590, Class
              GA ..............................       9,519
       4    1172.72%, 11/15/21, Series 1172,
              Class L, HB .....................          73
     867    7.85%, 12/15/21, Series 1347, Class
              HB* .............................         879
     432    7.00%, 12/20/21, Series 1956, Class
              A ...............................         435
      13    378.77%, 1/15/22, Series 1196,
              Class B, IF, IO* ................         113
   2,500    0.00%, 2/15/22, Series 1987, Class
              W, PO ...........................       1,746
   9,443    8.00%, 2/15/22, Series 1212, Class
              IZ ..............................       9,847
      21    8.00%, 4/1/22, Gold Pool
              #D17768 .........................          21
   1,100    7.00%, 5/15/22, Series 1250, Class
              J ...............................       1,107
   3,000    8.00%, 8/15/22, Series 1343, Class
              LA ..............................       3,107
   2,000    6.50%, 8/25/22, Series 8, Class
              J ...............................       1,984
   2,500    8.00%, 9/15/22, Series 1591, Class
              FH* .............................       2,571
     955    6.69%, 10/15/22, Series 1646, Class
              MB* .............................         945
     406    8.50%, 10/15/22, Series 1646, Class
              MD, IF* .........................         410
   3,500    0.00%, 11/15/22, Series 2002, Class
              A, PO ...........................       2,710
     734    7.40%, 12/15/22, Series 1483, Class
              FB* .............................         737
   3,000    7.43%, 1/15/23, Series 1603, Class
              IF* .............................       3,031
   1,373    9.50%, 1/18/23, Series 1995, Class
              E ...............................       1,401
     272    6.59%, 2/15/23, Series 1470, Class
              F* ..............................         269
   1,500    5.08%, 4/15/23, Series 1672, Class
              FB* .............................       1,413
   1,500    7.50%, 4/15/23, Series 1491, Class
              I ...............................       1,518
     968    0.83%, 5/15/23, Series 1592, Class
              TB, IF* .........................         854
      76    4.36%, 5/15/23, Series 1694, Class
              SE, IF* .........................          76
     921    5.14%, 5/15/23, Series 1614, Class
              VB, IF* .........................         825

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     3    546.84%, 5/15/23, Series 204, Class
              E, IF, IO* ......................  $       43
   2,500    4.85%, 6/15/23, Series 1608, Class
              SD, IF* .........................       2,444
   1,000    5.23%, 6/15/23, Series 1665, Class
              FA ..............................         942
   1,528    5.88%, 6/15/23, Series 1633, Class
              SB, IF* .........................       1,456
   2,700    7.00%, 6/15/23, Series 1927, Class
              PD ..............................       2,725
   2,500    6.50%, 7/15/23, Series 1558, Class
              D ...............................       2,446
     128    6.08%, 7/15/23, Series 1541, Class
              TA* .............................         125
   1,525    0.00%, 8/15/23, Series 1611, Class
              JB, IF* .........................         997
   1,672    7.88%, 8/15/23, Series 1611, Class
              JA* .............................       1,712
     161    1.11%, 9/15/23, Series 1583, Class
              NS, IF* .........................         141
   7,857    6.25%, 9/15/23, Series 1589, Class
              Z ...............................       7,584
   1,976    4.88%, 10/15/23, Series 1859, Class
              SB, IF, IO* .....................         298
   2,000    7.32%, 10/15/23, Series 1689, Class
              SD, IF* .........................       2,133
     602    6.00%, 11/25/23, Series 1685, Class
              Z ...............................         569
     169    8.50%, 11/15/23, Series 1619, Class
              SD, IF* .........................         169
     930    6.25%, 11/25/23, Series 24, Class
              ZE ..............................         877
   2,500    1.99%, 12/15/23, Series 1628, Class
              S, IF* ..........................       1,954
   1,029    5.60%, 12/15/23, Series 1854, Class
              SE, IF, IO* .....................         123
   2,174    0.00%, 2/15/24, Series 1700, Class
              GA, PO ..........................       1,686
     556    5.00%, 2/15/24, Series 1686, Class
              A ...............................         547
     302    7.08%, 2/15/24, Series 1675, Class
              SC, IF* .........................         294
   2,000    7.00%, 2/15/24, Series 1670, Class
              L ...............................       2,007
   2,190    5.03%, 3/15/24, Series 1689, Class
              FC* .............................       2,023
   3,388    6.92%, 3/15/24, Series 1750,
              Class S, IF* ....................       3,223
   1,736    0.87%, 4/25/24, Series G-29, Class
              SD, IF, IO* .....................          70
     949    8.00%, 8/1/24, Gold Pool
              #G00245 .........................         977
   2,000    7.50%, 8/15/24, Series 1745, Class
              D ...............................       2,053
     816    8.00%, 11/1/24, Gold Pool
              #C00376 .........................         840

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,394    7.50%, 8/1/25, Gold Pool
              #C00414 .........................  $    1,420
   2,118    7.75%, 9/15/25, Series 2223, Class
              GB ..............................       2,146
   1,500    7.50%, 2/15/26, Series 1935, Class
              CB ..............................       1,512
   2,103    7.00%, 4/1/26, Gold Pool
              #C00452 .........................       2,116
     914    6.85%, 7/1/26, Pool #785618 .......         914
   4,803    7.94%, 1/1/27, Pool #611141* ......       4,922
   7,038    7.50%, 1/15/27, Series 1927, Class
              PH ..............................       7,301
   4,883    6.00%, 5/15/27, Series 1981, Class
              Z ...............................       4,515
   3,000    7.50%, 9/15/27, Series 1987, Class
              PE ..............................       3,056
   5,000    6.50%, 1/15/28, Series 2137, Class
              TM ..............................       5,033
   5,871    7.00%, 3/15/28, Series 2038, Class
              PN, IO ..........................       1,175
  10,000    6.50%, 6/15/28, Series 2063, Class
              PG ..............................       9,650
   4,696    8.50%, 7/1/28, Gold Pool
              #G00981 .........................       4,864
   4,000    7.00%, 10/15/28, Series 2089, Class
              PJ ..............................       1,538
   8,896    6.50%, 4/1/29, Gold Pool
              #C25557 .........................       8,780
                                                 ----------
                                                    266,267
                                                 ----------
Government National Mortgage Assoc. (9.6%):
       1    6.50%, 6/15/01, Pool #1305 ........           1
       1    6.50%, 6/15/01, Pool #849 .........           1
       0    8.50%, 6/15/01, Pool #162447
              (c) .............................           0
       1    8.50%, 6/15/01, Pool #137056 ......           1
       0    9.00%, 6/15/01, Pool #161443
              (c) .............................           0
       0    9.00%, 6/15/01, Pool #164431
              (c) .............................           0
       0    9.00%, 7/15/01, Pool #155822
              (c) .............................           0
       3    8.50%, 8/15/01, Pool #164207 ......           3
       1    9.00%, 9/15/01, Pool #177121 ......           1
       1    9.00%, 10/15/01, Pool #185596 .....           1
       0    9.00%, 10/15/01, Pool #177634
              (c) .............................           0
       3    9.00%, 10/15/01, Pool #179852 .....           3
       0    8.50%, 11/15/01, Pool #183462
              (c) .............................           0
       1    9.00%, 11/15/01, Pool #174365 .....           1
       9    9.00%, 11/15/01, Pool #191819 .....           9
       5    8.50%, 12/15/01, Pool #199837 .....           5
       1    8.50%, 12/15/01, Pool #182959 .....           1
       1    9.00%, 1/15/02, Pool #205001 ......           1
      10    8.00%, 3/15/02, Pool #205933 ......          10
       7    8.00%, 3/15/02, Pool #210065 ......           8
       5    8.00%, 5/15/02, Pool #203042 ......           5
      12    8.00%, 5/15/02, Pool #180296 ......          12
      10    8.50%, 5/15/02, Pool #213776 ......          10

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    11    8.50%, 6/15/02, Pool #2297 ........  $       11
       2    9.00%, 8/15/02, Pool #232424 ......           2
       4    9.00%, 10/15/02, Pool #246307 .....           4
       3    9.00%, 11/15/02, Pool #235553 .....           3
      12    8.50%, 9/15/04, Pool #274390 ......          12
      27    8.50%, 10/15/04, Pool #277469 .....          28
      15    9.00%, 10/15/04, Pool #229506 .....          15
      20    9.00%, 10/15/04, Pool #281655 .....          21
      31    8.50%, 11/15/04, Pool #253471 .....          32
      34    9.00%, 5/15/05, Pool #288771 ......          35
      10    9.00%, 6/15/05, Pool #283904 ......          11
      26    9.00%, 8/15/05, Pool #297031 ......          27
       4    9.00%, 10/15/05, Pool #292589 .....           5
      16    9.50%, 10/15/05, Pool #291846 .....          17
      42    9.00%, 11/15/05, Pool #292610 .....          44
      13    9.00%, 11/15/05, Pool #299161 .....          14
      24    7.50%, 2/15/06, Pool #7855 ........          24
      39    8.50%, 4/15/06, Pool #307487 ......          40
      24    7.50%, 6/15/06, Pool #7855 ........          24
      22    8.00%, 10/15/06, Pool #11503 ......          22
      20    8.00%, 1/15/07, Pool #14709 .......          21
       5    7.50%, 4/15/07, Pool #16991 .......           5
     115    7.50%, 5/15/07, Pool #329528 ......         118
      35    7.50%, 7/15/07, Pool #17316 .......          36
      91    7.50%, 8/15/07, Pool #19015 .......          93
      18    9.00%, 1/15/09, Pool #26076 .......          19
      67    9.00%, 4/15/09, Pool #30352 .......          71
      50    8.00%, 5/15/09, Pool #385676 ......          52
   2,333    6.50%, 7/15/09, Pool #780316 ......       2,357
       8    8.00%, 8/15/09, Pool #372143 ......           8
     211    8.00%, 10/15/09, Pool #380639 .....         218
      12    9.50%, 10/15/09, Pool #36582 ......          12
     765    7.50%, 2/15/12, Pool #393363 ......         786
     943    7.50%, 3/15/12, Pool #399163 ......         969
     899    7.50%, 3/15/12, Pool #441145 ......         923
       7    10.50%, 2/15/13, Pool #6507 .......           7
   1,000    7.00%, 7/16/13, Series 96-21, Class
              J ...............................       1,003
       2    12.00%, 1/15/15, Pool #112920 .....           2
      34    9.00%, 8/15/16, Pool #164502 ......          35
       3    9.00%, 9/15/16, Pool #175362 ......           3
      25    9.00%, 9/15/16, Pool #179044 ......          26
      21    9.50%, 9/15/16, Pool #158201 ......          22
       9    9.00%, 12/15/16, Pool #198652 .....          10
      60    8.50%, 1/15/17, Pool #203625 ......          63
      17    9.50%, 1/15/17, Pool #185619 ......          18
       4    8.50%, 3/15/17, Pool #196700 ......           4
       9    9.00%, 3/15/17, Pool #180330 ......          10

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    80    8.50%, 5/15/17, Pool #217536 ......  $       84
       5    8.50%, 6/15/17, Pool #188545 ......           5
   1,079    8.50%, 11/15/17, Pool #780086 .....       1,120
      83    9.00%, 7/15/18, Pool #226769 ......          87
       4    9.50%, 9/15/18, Pool #258627 ......           4
      10    9.50%, 12/15/18, Pool #229531 .....          11
     821    12.00%, 11/15/19, Pool #780149 ....         932
      17    9.00%, 2/15/20, Pool #286315 ......          18
      62    9.50%, 2/15/20, Pool #284959 ......          66
      21    9.50%, 9/15/20, Pool #292918 ......          22
      36    9.00%, 7/15/21, Pool #311256 ......          38
      89    8.00%, 4/15/22, Pool #325461 ......          91
       7    8.00%, 5/15/22, Pool #317358 ......           7
      45    8.00%, 5/15/22, Pool #317346 ......          46
      27    8.00%, 5/15/22, Pool #320675 ......          28
     174    8.00%, 7/15/22, Pool #183670 ......         180
     172    7.50%, 8/15/22, Pool #333881 ......         176
     825    8.00%, 9/15/22, Pool #297628 ......         850
   3,481    6.50%, 9/20/22, Series 98-23, Class
              XI, IO ..........................         704
     662    7.50%, 11/15/22, Pool #313110 .....         677
     993    7.00%, 8/15/23, Pool #352108 ......       1,001
   4,638    7.00%, 9/15/23, Pool #363030 ......       4,676
   1,495    7.00%, 11/15/23, Pool #352022 .....       1,507
   5,950    6.50%, 1/15/24, Pool #366706 ......       5,916
   6,462    7.00%, 2/15/24, Pool #371281 ......       6,514
   2,298    0.00%, 2/20/24, Series 98-23, Class
              AP, PO ..........................       1,879
   1,000    7.49%, 7/16/24, Series 94-3, Class
              PQ ..............................       1,030
   5,000    7.99%, 7/16/24, Series 94-4, Class
              KQ ..............................       5,198
   1,319    9.00%, 11/15/24, Pool #780029 .....       1,383
     329    8.50%, 3/20/25, Pool #1974 ........         338
   1,478    8.50%, 4/20/25, Pool #1989 ........       1,520
   1,906    8.50%, 5/20/25, Pool #2006 ........       1,959
   7,193    8.05%, 6/16/25, Series 95-3, Class
              DQ ..............................       7,389
   3,000    7.50%, 9/16/25, Series 95-7, Class
              CQ ..............................       3,057
   1,000    7.50%, 9/17/25, Series 98-26, Class
              K ...............................       1,030
   2,791    9.50%, 12/15/25, Pool #780965 .....       2,994
     400    8.00%, 12/20/25, Pool #2141 .......         410
     978    7.50%, 1/15/26, Pool #416874 ......         996
   1,001    7.50%, 3/15/26, Pool #422292 ......       1,020
   1,254    7.50%, 4/15/26, Pool #426059 ......       1,277
   4,804    7.50%, 4/18/26, Series 97-8, Class
              PD ..............................       4,865
     627    8.00%, 6/20/26, Pool #2234 ........         641
     741    8.00%, 7/15/26, Pool #426612 ......         761
     446    8.00%, 7/15/26, Pool #428509 ......         458

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 8,000    7.50%, 8/16/26, Series 96-16, Class
              E ...............................  $    8,145
     798    8.00%, 8/20/26, Pool #2270 ........         816
     884    8.00%, 9/20/26, Pool #2285 ........         904
   1,495    7.50%, 11/15/26, Pool #442119 .....       1,522
     621    8.00%, 11/20/26, Pool #2324 .......         635
   1,434    0.00%, 12/16/26, Series 99-15,
              Class PE, PO ....................       1,251
   2,288    7.50%, 7/15/27, Pool #442119 ......       2,329
   2,841    7.50%, 7/15/27, Pool #411829 ......       2,891
   1,847    8.00%, 10/20/27, Pool #2499 .......       1,888
   1,639    8.00%, 11/20/27, Pool #2512 .......       1,675
     864    8.00%, 12/20/27, Pool #2525 .......         883
   1,090    7.50%, 2/20/28, Pool #2549 ........       1,105
   8,500    6.00%, 3/20/28, Pool #2562 ........       8,232
     575    8.00%, 5/15/28, Pool #456883 ......         589
   1,831    8.00%, 6/20/28, Pool #002606 ......       1,870
     953    7.50%, 7/15/23, Pool #481915 ......         970
     514    8.00%, 7/15/28, Pool #468066 ......         527
   1,182    8.50%, 8/15/28, Pool #468149 ......       1,212
     422    8.00%, 8/20/28, Pool #2633 ........         431
   8,811    6.50%, 9/15/28, Pool #468236 ......       8,725
   2,117    7.50%, 9/15/28, Pool #486537 ......       2,155
   4,084    7.50%, 9/20/28, Pool #2646 ........       4,139
   2,738    8.00%, 10/20/28, Pool #2661 .......       2,797
   8,803    6.00%, 11/15/28, Pool #466406 .....       8,558
                                                 ----------
                                                    134,569
                                                 ----------
  Total U.S. Government Agency Mortgages            677,378
                                                 ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.2%):
Other U.S. Agencies (0.2%):
     924    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 ..........................         895
   1,760    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 .........................       1,733
                                                 ----------
  Total U.S. Government Agency Securities             2,628
                                                 ----------
U.S. TREASURY OBLIGATIONS (23.0%):
U.S. Treasury Bonds (9.7%):
   3,000    10.75%, 5/15/03 ...................       3,368
     750    10.75%, 8/15/05 ...................         920
  11,300    10.38%, 11/15/09 ..................      13,243
     850    11.75%, 2/15/10 ...................       1,049
  51,276    12.75%, 11/15/10 ..................      67,415
  15,660    10.38%, 11/15/12 ..................      20,140
   1,000    12.50%, 8/15/14 ...................       1,490

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
 $20,000    11.75%, 11/15/14 ..................  $   28,993
                                                 ----------
                                                    136,618
                                                 ----------
U.S. Treasury Inflation Protected Bonds (3.9%):
   8,366    3.63%, 7/15/02 ....................       8,381
  44,697    3.38%, 1/15/07 ....................      43,880
   2,154    3.63%, 1/15/08 ....................       2,137
                                                 ----------
                                                     54,398
                                                 ----------
U.S. Treasury Notes (8.9%):
      60    7.75%, 2/15/01 ....................          60
   2,700    6.25%, 4/30/01 ....................       2,705
   2,500    8.00%, 5/15/01 ....................       2,521
   2,000    6.63%, 7/31/01 ....................       2,011
   3,300    7.50%, 11/15/01 ...................       3,355
  38,000    6.25%, 2/28/02 ....................      38,358
   3,110    6.63%, 3/31/02 ....................       3,156
   2,750    6.38%, 8/15/02 ....................       2,798
  39,000    6.25%, 8/31/02 ....................      39,611
   1,300    6.25%, 2/15/03 ....................       1,328
     100    5.75%, 4/30/03 ....................         101
  10,720    5.75%, 8/15/03 ....................      10,882
   5,000    7.25%, 5/15/04 ....................       5,324
   6,570    7.88%, 11/15/04 ...................       7,193
   2,500    6.50%, 8/15/05 ....................       2,644
   2,150    6.13%, 8/15/07 ....................       2,264
                                                 ----------
                                                    124,311
                                                 ----------
U.S. Treasury STRIPS (0.5%):
   3,300    2/15/01 ...........................       3,277
   2,250    8/15/01 ...........................       2,172
   2,500    11/15/09 ..........................       1,555
                                                 ----------
                                                      7,004
                                                 ----------
  Total U.S. Treasury Obligations                   322,331
                                                 ----------
INVESTMENT COMPANIES (3.5%):
  48,673    One Group Prime Money Market Fund,
              Class I .........................      48,673
                                                 ----------
  Total Investment Companies                         48,673
                                                 ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (16.9%):
Master Note (2.5%):
 $12,292    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ..................      12,292
   5,187    General Mills, 6.76%, 1/2/01* .....       5,187
  10,149    Lehman Brothers, 6.97%, 1/2/01* ...      10,149
   5,413    Wheels, Inc, 6.78%, 1/2/01* .......       5,413

Continued

One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
    LENDING, CONTINUED:
Master Note, continued:
 $ 2,255    Williamette, 6.69%, 1/2/01* .......  $    2,255
                                                 ----------
                                                     35,296
                                                 ----------
Put Bonds (9.1%):
   5,638    Associates Corp., 6.77%,
              9/17/01* ........................       5,702
   7,894    Bank of America, 6.84%, 7/5/01* ...       7,984
   4,511    Caterpillar Finance, 6.82%,
              5/1/01* .........................       4,511
   5,638    Chase Manhattan, 6.79%, 5/4/01* ...       5,638
   5,638    Chase Manhattan, 6.88%, 5/6/02* ...       5,638
   5,718    First Union, 6.73%, 2/19/02* ......       5,718
   5,638    GMAC, 7.01%, 12/18/02* ............       5,638
   5,638    Goldman Sachs, 6.82%, 11/19/01* ...       5,638
   8,458    Jackson National, 7.12%,
              4/15/01* ........................       8,458
   5,638    JP Morgan & Co., 6.78%, 5/4/01* ...       5,638
   7,894    Key Bank, 6.81%, 1/7/02* ..........       7,888
   5,638    Lehman Brothers, 6.93%,
              11/22/02* .......................       5,638
   6,767    Lexington Park Capital Corp.,
              6.66%, 1/25/01* .................       6,767
   2,255    Liberty Lighthouse, 6.85%,
              4/12/02* ........................       2,254
   2,255    Merrill Lynch, 6.83%, 10/23/02* ...       2,255
   5,638    Merrill Lynch, 6.93%, 5/6/02* .....       5,638
   6,767    Morgan Stanley, 6.50%,
              10/15/02* .......................       6,767
   5,638    Salomon Smith Barney, 6.81%,
              4/12/01* ........................       5,638
   2,255    Sigma Financial, 6.65%,
              9/25/01* ........................       2,259
   5,638    Sigma Financial, 6.68%,
              5/15/01* ........................       5,638
   4,511    Sigma Financial, 6.93%, 2/2/01* ...       4,511
   5,638    SPARCC, 6.76%, 4/2/01* ............       5,638
   5,638    US Bancorp, 6.90%, 5/8/02* ........       5,638
                                                 ----------
                                                    127,092
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
    LENDING, CONTINUED:
Repurchase Agreements (5.3%):
 $19,170    Goldman Sachs, 6.87%, 1/2/01
              (Collateralized by $20,463
              various Corporate Bonds,
              6.15% - 9.98%, 5/1/02 - 10/15/27,
              market value $20,890) ...........  $   19,170
     493    Lehman Brothers, 6.75%, 1/2/01
              (Collateralized by $528 various
              Commercial Paper, 0.00%,
              2/28/01 - 6/21/01, market value
              $518) ...........................         493
  25,936    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $25,603
              various Commercial Paper,
              0.00% - 7.40%, 1/2/01 - 5/4/01,
              market value $28,340) ...........      25,936
  28,193    Merrill Lynch, 6.95%, 1/2/01
              (Collateralized by $69,032
              various Corporate Bonds,
              0.00% - 12.00%, 1/1/01 - 8/15/30,
              market value $30,166) ...........      28,193
                                                 ----------
                                                     73,792
                                                 ----------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending               236,180
                                                 ----------
Total (Cost $1,628,119)(a)                       $1,632,537
                                                 ==========

------------
Percentages indicated are based on net assets of $1,401,468.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 18,444
                   Unrealized depreciation......................   (14,026)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $  4,418
                                                                  ========

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $42,122 or 3.01% of net assets.

(c) Amount is less than $1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 ASSET BACKED SECURITIES (6.5%):
$    990    ABN AMRO Mortgage Corp., Series
              99-6, Class A7, 7.00%, 9/25/29 ..  $      988
   5,000    Americredit Automobile Receivables
              Trust, Series 99-C, Class A3,
              6.84%, 10/5/03 ..................       5,036
     670    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A1,
              6.25%, 9/15/02 ..................         671
   1,101    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A3,
              5.95%, 11/15/02 .................       1,101
   2,500    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03 ..................       2,503
   5,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03 .................       5,006
   3,600    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03 .................       3,600
   1,450    Arcadia Automobile Receivables
              Trust, Series 99-C, Class A2,
              6.90%, 12/15/03 .................       1,463
   7,000    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04 ..................       7,069
   7,764    CPS Auto Trust, Series 1998-3,
              Class A4, 6.08%, 10/15/03 .......       7,802
   8,000    First Security Auto, Series 2000-1,
              Class A3, 7.30%, 7/15/04 ........       8,177
   5,700    Ford Credit Auto Owner Trust,
              Series 00-G, Class A4, 6.62%,
              7/15/04 .........................       5,801
   5,000    Ford Credit Auto Owner Trust,
              Series 00-F, Class A-3, 6.58%,
              11/15/04 ........................       5,063
   3,000    Green Tree Financial Corp., Series
              95-4, Class A6, 7.30%,
              7/15/25 .........................       3,093
     610    Green Tree Financial Corp., Series
              95-6, Class A4, 7.00%,
              9/15/26 .........................         611
   4,000    Household Automotive Trust, Series
              2000-1, Class A4, 7.48%,
              12/18/06 ........................       4,156
   4,430    Merrill Lynch MBS, Inc., Series
              144-S, 7.43%, 7/25/24 ...........       4,363
   3,402    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04 ..................       3,408

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
$  1,351    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03 .........................  $    1,350
   1,200    Onyx Acceptance Grantor Trust,
              Series 97-C, Class A4, 6.76%,
              5/15/04 .........................       1,222
   1,550    Onyx Acceptance Grantor Trust,
              Series 2000-B, Class A4, 7.38%,
              8/15/05 .........................       1,606
   2,900    Providian Master Trust, Series
              99-2, Class A, 6.60%, 4/16/07 ...       2,935
     333    Sears Credit Account Master Trust,
              Series 95-3, Class A, 7.00%,
              10/15/04 ........................         334
   1,867    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05 .........................       1,864
   9,093    SLM Student Loan Trust, Series
              99-1, Class A1T, 6.73%,
              4/25/08* ........................       9,111
   1,800    Standard Credit Card Master Trust,
              Series 1994-2, Class A, 7.25%,
              4/7/08 ..........................       1,892
   6,197    Textron Financial Corp. Receivables
              Trust, Series 00-A, Class A,
              7.13%, 11/15/04 (b) .............       6,241
  10,000    Textron Financial Corp. Receivables
              Trust, Series 00-C, Class A3,
              6.61%, 2/15/15 (b) ..............       9,936
     228    WFS Financial Owner Trust, Series
              97-B, Class A4, 6.40%, 7/20/02 ..         228
   6,000    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03 ..       6,003
  14,000    WFS Financial Owner Trust, Series
              99-C, Class A2, 6.92%, 1/20/04 ..      14,150
   2,000    WFS Financial Owner Trust, Series
              99-C, Class A3, 7.07%,
              10/20/04 ........................       2,055
   6,000    WFS Financial Owner Trust, Series
              00-D, Class A3, 6.83%,
              7/20/05 .........................       6,130
                                                 ----------
  Total Asset Backed Securities                     134,968
                                                 ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (8.7%):
   4,342    BA Mortgage Securities, Inc.,
              Series 98-7, Class A3, 6.25%,
              8/25/23 .........................       4,295

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  3,876    BA Mortgage Securities, Inc.,
              Series 98-6, Class A2, 6.25%,
              12/26/28 ........................  $    3,833
   4,088    BA Mortgage Securities, Inc.,
              Series 99-7, Class A22, 0.00%,
              7/25/29 .........................       2,005
   2,610    Bear Stearns Mortgage Securities,
              Inc., Series 97-7, Class 5A,
              7.05%, 1/25/28* .................       2,604
     722    Chase Mortgage Finance Corp.,
              Series 94-E, Class A6B, 4.80%,
              4/25/10, IF* ....................         714
   1,561    Chase Mortgage Finance Corp.,
              Series 93-J, Class 2A10, 7.00%,
              8/25/24 .........................       1,483
   1,391    Citicorp Mortgage Securities, Inc.,
              Series 97-2, Class A8, 7.25%,
              5/25/27 .........................       1,387
   4,000    Citicorp Mortgage Securities, Inc.,
              Series 93-14, Class A3, 7.89%,
              11/25/23* .......................       4,108
   1,648    Citicorp Mortgage Securities, Inc.,
              Series 98-1, Class A2, 6.75%,
              2/25/28 .........................       1,655
   4,243    Countrywide Funding Corp., Series
              93-11, Class A11, 4.11%, 2/25/09,
              IF* .............................       4,021
   4,907    Countrywide Funding Corp., Series
              93-8, Class A6, 7.00%,
              12/25/23 ........................       4,904
   4,423    Countrywide Funding Corp., Series
              93-8, Class A9, 7.78%,
              12/25/23* .......................       4,509
   2,200    Countrywide Home Loans, Series
              98-2, Class A2, 6.25%,
              3/25/28 .........................       2,116
   3,565    Countrywide Home Loans, Series
              98-3, Class A6, 6.75%,
              4/25/28 .........................       3,530
   1,258    Countrywide Home Loans, Series
              98-19, Class A12, 1.01%,
              12/25/28, IF* ...................         821
   5,819    Countrywide Home Loans, Series
              99-12, Class A1, 7.50%,
              11/25/29 ........................       5,843
     946    First Boston Mortgage Securities
              Corp., Series C, Class PO, 0.00%,
              4/25/17, PO .....................         800
     946    First Boston Mortgage Securities
              Corp., Series C, Class IO,
              10.97%, 4/25/17, IO .............         238

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  4,917    First Union Residential
              Securitization Trust, Series
              98-1, Class SA3, 7.00%,
              4/25/25 .........................  $    4,870
   1,454    GE Capital Mortgage Services, Inc.,
              Serices 92-13, Class E, 7.00%,
              1/25/08 .........................       1,451
     557    GE Capital Mortgage Services, Inc.,
              Series 96-10, Class A1, 6.75%,
              6/25/11 .........................         555
   5,935    GE Capital Mortgage Services, Inc.,
              Series 93-17, Class A20, 3.39%,
              12/25/23, IF* ...................       4,755
   1,250    GE Capital Mortgage Services, Inc.,
              Series 94-3, Class A8, 6.50%,
              1/25/24 .........................       1,222
   3,464    GE Capital Mortgage Services, Inc.,
              Series 98-10, Class 1A5, 7.00%,
              5/25/28 .........................       3,433
   1,399    GE Capital Mortgage Services, Inc.,
              Series 98-25, Class A15, 2.72%,
              12/25/28, IF* ...................         950
   2,475    GE Capital Mortgage Services, Inc.,
              Series 99-9, Class 2A5, 6.75%,
              4/25/29 .........................       2,470
   4,053    GE Capital Mortgage Services, Inc.,
              Series 99-13, Class A4, 1.08%,
              7/25/29, IF* ....................       2,740
   1,050    Homeside Mortgage Securities, Inc.,
              Series 98-1, Class A8, 8.50%,
              2/25/28 .........................       1,065
   4,186    ICI Funding Corp. Secured Assets
              Corp., Series 97-3, Class A8,
              7.25%, 9/25/27 ..................       4,193
       1    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 5636.00%,
              4/20/21, HB, IF* ................         151
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 5636.00%,
              7/20/21, HB, IF* ................         138
     199    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO ....................         172
   3,145    Norwest Asset Securities Corp.,
              Series 97-18, Class A1, 6.75%,
              12/25/27 ........................       3,149
   5,500    Norwest Asset Securities Corp.,
              Series 98-4, Class 2A4, 6.75%,
              2/25/28 .........................       5,432

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,298    Norwest Asset Securities Corp.,
              Series 98-9, Class A1, 6.50%,
              3/25/28 .........................  $    1,298
   2,817    Norwest Asset Securities Corp.,
              Series 98-33, Class A4, 6.25%,
              1/25/29 .........................       2,742
   1,480    Norwest Asset Securities Corp.,
              Series 98-34, Class A9Z, 6.50%,
              1/25/29 .........................       1,154
   1,620    Norwest Asset Securities Corp.,
              Series 99-2, Class A1, 6.50%,
              2/25/29 .........................       1,600
   1,661    Norwest Asset Securities Corp.,
              Series 99-4, Class A1, 6.50%,
              3/26/29 .........................       1,651
     488    Norwest Asset Securities Corp.,
              Series 99-12, Class A1, 6.25%,
              5/25/29 .........................         482
     836    Norwest Asset Securities Corp.,
              Series 99-17, Class A2, 6.25%,
              6/25/29 .........................         828
   2,540    Norwest Asset Securities Corp.,
              Series 99-14, Class A3, 6.50%,
              6/25/29 .........................       2,457
  12,854    Norwest Asset Securities Corp.,
              Series 99-24, Class A6, 7.00%,
              11/25/29 ........................      12,723
     264    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18 ................         273
   1,127    Paine Webber Trust, Series P, Class
              4, 8.50%, 8/1/19 ................       1,156
   2,000    PNC Mortgage Securities Corp.,
              Series 98-1, Class 2A10, 6.50%,
              2/25/28 .........................       1,895
   3,914    PNC Mortgage Securities Corp.,
              Series 98-6, Class 1A8, 6.70%,
              9/25/28 .........................       3,908
   3,847    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8, 6.50%,
              12/25/28 ........................       3,821
     705    PNC Mortgage Securities Corp.,
              Series 98-8, Class 1A11, 6.75%,
              8/25/29 .........................         684
   3,808    Prudential Home Mortgage
              Securities, Series 93-39, Class
              A13, 4.48%, 10/25/08* ...........       3,389
   8,930    Prudential Home Mortgage
              Securities, Series 93-28, Class
              A7, 7.38%, 8/25/23 ..............       8,919
   2,007    Prudential Home Mortgage
              Securities, Series 93-47, Class
              A9, 4.80%, 10/25/08, IF* ........       1,797

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  2,593    Prudential Home Mortgage
              Securities, Series 93-60, Class
              A5, 6.75%, 12/25/23 .............  $    2,515
   4,500    Residential Accredit Loans, Inc.,
              Series 96-QS3, Class AI11, 7.75%,
              6/25/26 .........................       4,556
   1,290    Residential Accredit Loans, Inc.,
              Series 98-QS4, Class AI5, 7.00%,
              3/25/28 .........................       1,279
     583    Residential Asset Securitization
              Trust, Series 97-A1, Class A3,
              7.38%, 3/25/27 ..................         581
   1,687    Residential Asset Securitization
              Trust, Series 98-A4, Class IA2,
              6.75%, 5/25/28 ..................       1,679
   3,283    Residential Funding Mortgage
              Securities, Inc., Series 99-S9,
              Class A3, 6.75%, 4/25/29 ........       3,248
   1,668    Residential Funding Mortgage
              Securities, Inc., Series 97-S15,
              Class A1, 7.00%, 10/25/27 .......       1,662
   7,277    Residential Funding Mortgage
              Securities, Inc., Series 94-S8,
              Class A6, 6.00%, 3/25/09 ........       7,225
   1,592    Residential Funding Mortgage
              Securities, Inc., Series 98-S9,
              Class 1A1, 6.50%, 4/25/13 .......       1,596
   1,596    Residential Funding Mortgage
              Securities, Inc., Series 93-S45,
              Class A10, 8.00%, 12/25/23 ......       1,598
   2,232    Residential Funding Mortgage
              Securities, Inc., Series 93-S47,
              Class A12, 8.75%, 12/25/23 ......       2,332
   3,800    Residential Funding Mortgage
              Securities, Inc., Series 98-S6,
              Class A4, 6.75%, 3/25/28 ........       3,735
   2,500    Residential Funding Mortgage
              Securities, Inc., Series 98-S10,
              Class A6, 6.75%, 4/25/28 ........       2,480
     444    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26 .........         452
   2,013    Salomon Brothers Mortgage
              Securities Trust VII, Series
              00-UP1, Class A2, 8.00%,
              9/25/30 .........................       2,054

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$    529    Securitized Asset Sales, Inc.,
              Series 94-A, Class A3, 6.91%,
              3/25/24 .........................  $      528
     461    Securitized Asset Sales, Inc.,
              Series 94-5, Class A3, 7.00%,
              7/25/24 .........................         459
   4,500    Structured Asset Mortgage
              Investments, Series 98-8, Class
              2A11, 6.75%, 7/25/28 ............       4,399
   1,463    Vendee Mortgage Trust, Series
              95-2B, Class 2D, 7.50%,
              10/15/17 ........................       1,463
                                                 ----------
  Total Collateralized Mortgage Obligations         180,230
                                                 ----------
CORPORATE BONDS (8.1%):
Airlines (0.6%):
   2,500    Delta Air Lines, Inc., 7.38%,
              5/18/10 .........................       2,597
   4,600    US Airways, Inc., 8.02%, 2/5/19 ...       4,804
   4,750    US Airways, Inc., 7.89%, 3/1/19 ...       4,962
                                                 ----------
                                                     12,363
                                                 ----------
Automotive (0.7%):
   2,000    Daimler Chrysler AG, 7.75%,
              5/27/03 .........................       2,026
   7,000    Daimler Chrysler AG, 6.66%,
              1/8/05 ..........................       7,136
   1,500    Delphi Automotive Systems Corp.,
              6.13%, 5/1/04 ...................       1,444
   2,695    General Motors Corp., 8.80%,
              3/1/21 ..........................       2,974
                                                 ----------
                                                     13,580
                                                 ----------
Banking, Finance & Insurance (4.8%):
   2,000    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05 .........................       2,064
   1,500    American RE Corp., Series B, 7.45%,
              12/15/26 ........................       1,454
   1,750    Associates Corp., 5.75%,
              11/1/03 .........................       1,727
   2,625    Associates Corp., 8.55%,
              7/15/09 .........................       2,904
   3,085    Associates Corp., 8.15%, 8/1/09 ...       3,335
   2,500    Associates Corp., 7.95%,
              8/15/10 .........................       2,677
   5,000    Bank of America Corp., 7.80%,
              2/15/10 .........................       5,212
   1,900    Bellsouth Capital Funding, 7.75%,
              2/15/10 .........................       1,992
   5,500    Boeing Capital Corp., 6.36%,
              7/15/05 .........................       5,577
   2,000    Chase Manhattan Corp., 9.75%,
              11/1/01 .........................       2,056
   2,500    Citicorp, 8.00%, 2/1/03 ...........       2,586
   4,000    Ford Motor Credit Co., 8.20%,
              2/15/02 .........................       4,080
   7,000    Ford Motor Credit Co., 7.38%,
              10/28/09 ........................       7,012
   5,500    GMAC, 5.75%, 11/10/03 .............       5,360
   3,000    GMAC, 6.85%, 6/17/04 ..............       3,001

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
$  2,000    Goldman Sachs Group LP, 6.25%,
              2/1/03 (b) ......................  $    1,987
   1,000    Household Finance Corp., 7.20%,
              7/15/06 .........................       1,015
   4,500    Household Finance Corp., 7.88%,
              3/1/07 ..........................       4,690
   3,000    Household Finance Corp., 6.40%,
              6/17/08 .........................       2,871
   5,670    Household Finance Corp., 6.50%,
              11/15/08 ........................       5,452
  13,900    Household Finance Corp., 5.88%,
              2/1/09 ..........................      12,838
   1,900    Household Netherlands, 6.20%,
              12/1/03 .........................       1,885
   2,700    Huntington National Bank, 8.00%,
              4/1/10 ..........................       2,825
   4,600    National Westminister Bank, 7.38%,
              10/1/09 .........................       4,766
   3,000    Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (b) .....................       3,181
   4,000    USAA Capital Corp., 7.05%, 11/8/06
              (b) .............................       4,126
   2,020    Wells Fargo Co., 6.38%, 9/15/02 ...       2,031
                                                 ----------
                                                     98,704
                                                 ----------
Governments (Foreign)(0.5%):
   4,400    Ontario Province of Canada, Senior
              Unsubordinated Debenture, 7.38%,
              1/27/03 .........................       4,528
   2,515    Province of Quebec, 9.13%,
              8/22/01 .........................       2,556
   2,500    Province of Quebec, 6.50%,
              1/17/06 .........................       2,544
   1,000    Province of Quebec, 6.29%,
              3/6/26 ..........................       1,049
                                                 ----------
                                                     10,677
                                                 ----------
Industrial Goods & Services (0.3%):
   1,730    Boeing Co., 7.95%, 8/15/24 ........       1,913
   4,000    Case Corp., Series B, 6.25%,
              12/1/03 .........................       2,527
   1,800    Dayton Hudson Corp., 7.88%,
              6/15/23 .........................       1,809
   1,500    Xerox Corp., 6.25%, 11/15/26 ......         848
                                                 ----------
                                                      7,097
                                                 ----------
Telecommunications (1.0%):
   3,500    Bellsouth Telecommunications,
              6.00%, 6/15/02 ..................       3,476
   4,899    Bellsouth Telecommunications,
              6.30%, 12/15/15 .................       4,685

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
$ 10,300    British Telecom PLC, 8.13%,
              12/15/10 ........................  $   10,457
   2,500    Verizon Global Funding Corp., 7.25%
              12/1/10 .........................       2,543
                                                 ----------
                                                     21,161
                                                 ----------
Transportation & Shipping (0.1%):
   1,524    Regional Jet Equipment Trust,
              7.77%, 9/5/04 (b) ...............       1,548
                                                 ----------
Yankee & Eurodollar (0.1%):
   2,000    Kingdom of Belgium, 9.20%,
              6/28/10 .........................       2,431
                                                 ----------
  Total Corporate Bonds                             167,561
                                                 ----------
U.S. GOVERNMENT AGENCY MORTGAGES (48.2%):
Fannie Mae (21.6%):
       2    758.75%, 1/25/06, Series 91-4,
              Class N, HB .....................          24
       2    1008.00%, 4/25/06, Series 91-33,
              Class J, HB .....................          31
     676    2.34%, 8/25/06, Series 93-8, Class
              SB, IF, IO* .....................           7
      45    6.00%, 8/25/06, Series 93-188,
              Class WA, IO ....................           0
   1,307    0.00%, 9/25/06, Series 96-46, Class
              PE, PO ..........................       1,172
   5,014    8.00%, 8/25/07, Series 92-152,
              Class N, IO .....................         622
   2,000    7.50%, 9/25/07, Series 92-135,
              Class LC ........................       2,037
     492    6.42%, 11/25/07, Series 93-174,
              Class SB, IF* ...................         488
   3,854    0.00%, 2/25/08, Series 96-24, Class
              K, PO ...........................       3,565
   2,704    6.50%, 4/25/08, Series 99-45D,
              Class TA ........................       2,694
   1,102    6.39%, 5/25/08, Series 93-63, Class
              FA* .............................       1,090
   2,316    6.49%, 5/25/08, Series 93-72, Class
              F* ..............................       2,293
   3,970    7.41%, 5/25/08, Series 93-59, Class
              FA* .............................       3,997
   8,279    7.66%, 5/25/08, Series 93-55, Class
              FA* .............................       8,328
     956    6.44%, 6/25/08, Series 93-107,
              Class F* ........................         942
   2,500    9.06%, 7/25/08, Series 93-238,
              Class SB, IF* ...................       2,623
     937    3.48%, 8/25/08, Series 93-209,
              Class SG, IF* ...................         888
     877    5.66%, 8/25/08, Series 93-209,
              Class KB ........................         867

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,506    6.54%, 8/25/08, Series 93-129,
              Class FB* .......................  $    1,483
   2,748    10.53%, 8/25/08, Series 93-134,
              Class SA, IF* ...................       2,863
   2,491    0.00%, 9/25/08, Series 96-20, Class
              L, PO ...........................       1,986
   6,599    0.00%, 9/25/08, Series 96-39, Class
              J, PO ...........................       5,317
   3,306    6.29%, 9/25/08, Series 93-164,
              Class SC, IF* ...................       3,275
     511    6.29%, 9/25/08, Series 93-170,
              Class FA* .......................         508
   2,000    6.54%, 9/25/08, Series 93-175,
              Class FE* .......................       1,973
   2,093    9.25%, 9/25/08, Series 93-186,
              Class SA, IF* ...................       2,186
   2,566    9.86%, 9/25/08, Series 93-175,
              Class S, IF* ....................       2,709
   5,800    0.00%, 10/25/08, Series 96-24,
              Class B, PO .....................       4,292
   1,700    3.08%, 10/25/08, Series 93-197,
              Class SB, IF* ...................       1,470
   4,118    6.49%, 10/25/08, Series 93-196,
              Class FA* .......................       4,079
   2,306    9.25%, 10/25/08, Series 93-196,
              Class SB, IF* ...................       2,418
     148    256.00%, 11/1/08, Series K, Class
              2, HB ...........................         715
   4,000    0.00%, 12/25/08, Series 98-27,
              Class B, PO .....................       2,966
   2,500    4.18%, 12/25/08, Series 93-233,
              Class SB, IF* ...................       2,433
      66    6.00%, 12/25/08, Series 93-214,
              Class L .........................          65
   2,000    7.76%, 12/25/08, Series 93-221,
              Class FH* .......................       2,055
     973    9.50%, 12/25/08, Series 93-221,
              Class SE* .......................       1,084
     680    5.25%, 1/25/09, Series 94-12, Class
              SB, IF* .........................         664
     901    6.64%, 1/25/09, Series 94-12, Class
              FC* .............................         886
     101    6.69%, 1/25/09, Series 94-12, Class
              FB* .............................         100

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,391    4.77%, 2/25/09, Series 94-13, Class
              SK, IF* .........................  $    1,340
   2,628    0.00%, 3/25/09, Series 96-24, Class
              E, PO ...........................       1,932
   1,504    6.49%, 3/25/09, Series 94-32, Class
              F* ..............................       1,495
   2,421    6.50%, 3/25/09, Series 95-13, Class
              B ...............................       2,419
   3,263    6.52%, 3/25/09, Series 94-32, Class
              S, IF* ..........................       3,258
   3,945    6.59%, 3/25/09, Series 94-33, Class
              FA* .............................       3,894
     281    7.51%, 3/25/09, Series 94-33, Class
              F* ..............................         282
   2,465    13.75%, 3/25/09, Series 94-34,
              Class S, IF* ....................       2,807
   3,750    7.15%, 10/17/09, Series 97-M1,
              Class B* ........................       3,861
   3,983    7.00%, 5/18/12, Series 97-51, Class
              PM, IO ..........................         712
   2,088    1.06%, 11/25/13, Series 93-220,
              Class SD, IF* ...................       1,952
   5,000    6.50%, 6/25/14, Series 98-59, Class
              VB ..............................       4,925
     499    12.50%, 1/1/16, Pool #303306 ......         572
     110    7.06%, 5/25/16, Series 93-156,
              Class FA* .......................         110
     959    7.16%, 3/25/17, Series 96-27, Class
              FA* .............................         963
      91    7.00%, 4/1/17, Pool #44699 ........          92
     346    10.00%, 9/1/17, Series 23, Class 2,
              IO ..............................          79
     192    9.25%, 4/25/18, Series 88-7, Class
              Z ...............................         202
   1,478    9.00%, 5/1/18, Pool #426836 .......       1,550
   3,484    4.54%, 6/25/18, Series 92-206,
              Class FA* .......................       3,342
   1,317    9.85%, 11/1/18, Series 97-77, Class
              M ...............................       1,408
     274    6.46%, 1/1/19, Pool #70226* .......         273
   1,992    7.74% 10/25/23, Series 93-178,
              Class SD, IF* ...................       2,015
     791    7.74%, 3/1/19, Pool #116612* ......         799
      45    10.50%, 3/25/19, Series 50, Class
              2, IO ...........................          11
       0    0.00%, 10/25/19, Series 89-73,
              Class C, PO (c) .................           0
   1,250    2.53%, 10/25/19, Series 93-156,
              Class SD, IF* ...................       1,159

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,632    8.00%, 10/25/19, Series 89-70,
              Class G .........................  $    1,677
     951    8.50%, 11/25/19, Series 89-83,
              Class H .........................         968
   1,131    9.00%, 11/25/19, Series 89-89,
              Class H .........................       1,181
     662    9.40%, 11/25/19, Series 89-78,
              Class H .........................         704
     843    8.80%, 1/25/20, Series 90-1, Class
              D ...............................         875
   3,505    0.00%, 5/18/20, Series 97-40, Class
              PC, PO ..........................       3,227
     215    5.50%, 6/25/20, Series 90-60, Class
              K ...............................         206
     400    9.50%, 6/25/20, Series 90-63, Class
              H ...............................         420
     437    5.50%, 8/25/20, Series 90-93, Class
              G ...............................         422
   1,072    6.50%, 8/25/20, Series 90-102,
              Class J .........................       1,065
       9    504.00%, 8/25/20, Series 90-94,
              Class H, HB .....................         112
       6    1118.00%, 8/25/20, Series 90-95,
              Class J, HB .....................         156
   2,315    9.00%, 10/25/20, Series 90-120,
              Class H .........................       2,415
     235    11.62%, 11/25/20, Series 90-134,
              Class SC, IF* ...................         260
   9,192    6.50%, 12/25/20, Series 97-85,
              Class L, IO .....................         590
      10    652.15%, 12/25/20, Series 90-140,
              Class K, HB .....................         154
   1,030    0.01%, 1/25/21, Series 93-165,
              Class SX, IF* ...................         944
      39    0.00%, 2/25/21, Series 92-23, Class
              C, PO ...........................          39
       2    907.68%, 2/25/21, Series 91-7,
              Class K, HB* ....................          36
   1,214    5.00%, 3/25/21, Series 91-24, Class
              Z ...............................       1,156
   5,112    7.75%, 3/25/21, Series 92-158,
              Class ZC ........................       5,179
     573    9.00%, 3/25/21, Series 91-82, Class
              PM ..............................         574
     619    8.50%, 6/25/21, Series 91-144,
              Class PZ ........................         617
      36    398.04%, 6/25/21, Series G-17,
              Class S, HB, IF* ................         385
     522    7.50%, 9/25/21, Series 91-126,
              Class ZB ........................         529
   1,847    8.00%, 9/25/21, Series G92-31,
              Class W .........................       1,851
   5,720    0.00%, 10/25/21, Series 98-57,
              Class L, PO .....................       4,809
     128    6.50%, 10/25/21, Series 94-30,
              Class LA ........................         127

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,991    7.00%, 10/25/21, Series 92-124,
              Class PJ ........................  $    2,997
   1,855    8.75%, 10/25/21, Series G-35, Class
              M ...............................       1,927
   4,500    5.00%, 11/25/21, Series G92-66,
              Class JB ........................       4,301
   1,600    7.88%, 11/25/21, Series 92-215,
              Class PM ........................       1,646
     552    6.00%, 12/25/21, Series G92-59,
              Class C .........................         549
     757    13.92%, 12/25/21, Series G-51,
              Class SA, IF* ...................         882
     895    5.42%, 1/25/22, Series 93-165,
              Class SC, IF* ...................         860
   2,316    7.00%, 1/25/22, Series G92-15,
              Class Z .........................       2,307
   1,500    7.46%, 1/25/22, Series 93-79, Class
              FE* .............................       1,528
   1,825    10.25%, 1/25/22, Series 93-155,
              Class SB, IF* ...................       1,963
   2,000    7.36%, 3/25/22, Series 93-189,
              Class SH, IF* ...................       2,097
   4,075    6.14%, 4/25/22, Series 92-143,
              Class FI* .......................       4,046
   3,000    7.50%, 4/25/22, Series G92-65,
              Class J .........................       3,025
       2    3615.84%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* ...............         231
     200    7.50%, 6/25/22, Series 92-101,
              Class J .........................         204
   4,677    7.00%, 7/25/22, Series 93-103,
              Class PN, IO ....................         725
   1,526    7.00%, 7/25/22, Series G92-42,
              Class Z .........................       1,539
   9,000    7.50%, 7/25/22, Series G92-35,
              Class E .........................       9,145
      10    1184.78%, 7/25/22, Series G92-35,
              Class G, HB .....................         322
   5,000    6.50%, 8/25/22, Series 96-59, Class
              J ...............................       4,973
   5,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO ..........................       4,008
   3,500    5.50%, 9/25/22, Series 92-143,
              Class MA ........................       3,357
   7,431    6.50%, 9/25/22, Series 93-185,
              Class A, IO .....................         642
   1,899    6.68%, 9/25/22, Series G92-52,
              Class FD* .......................       1,883

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  6,000    7.75%, 9/25/22, Series 92-163,
              Class M .........................  $    6,171
   4,892    0.00%, 10/25/22, Series 93-124,
              Class L, PO .....................       4,276
   2,077    6.29%, 10/25/22, Series G92-59,
              Class F* ........................       2,018
   3,060    6.69%, 10/25/22, Series G92-61,
              Class FJ* .......................       3,019
     787    7.00%, 10/25/22, Series G92-61,
              Class Z .........................         766
   1,244    7.96%, 10/25/22, Series 92-201,
              Class SB, IF* ...................       1,275
   6,364    7.00%, 11/25/22, Series 93-138,
              Class JH, IO ....................         947
     801    6.75%, 12/25/22, Series 93-46,
              Class O .........................         786
   1,600    7.89%, 12/25/22, Series X, Class
              VO, IF* .........................       1,693
     413    5.75%, 1/25/23, Series 93-247,
              Class AB ........................         410
   2,400    7.90%, 1/25/23, Series G93-1, Class
              KA ..............................       2,476
     501    0.00%, 2/25/23, Series G93-12,
              Class C, PO .....................         490
     196    2.84%, 2/25/23, Series 93-12, Class
              S, IF, IO* ......................           2
   1,817    4.56%, 2/25/23, Series 98-35, Class
              SV* .............................       1,712
   2,326    6.50%, 2/25/23, Series 93-5, Class
              Z ...............................       2,268
   5,354    7.00%, 2/25/23, Series 97-61, Class
              ZC ..............................       5,314
       2    369.10%, 2/25/23, Series 93-12,
              Class SB, IF, IO* ...............           3
   5,744    0.00%, 3/25/23, Series 93-247,
              Class CB, PO ....................       4,226
   1,484    6.50%, 3/25/23, Series G93-14,
              Class J .........................       1,443
   1,850    7.70%, 3/25/23, Series 93-21, Class
              KA ..............................       1,901
   2,787    7.50%, 4/1/23, Series 218, Class 2,
              IO ..............................         637
   2,720    0.00%, 4/25/23, Series 98-4, Class
              C, PO ...........................       2,162
   1,582    2.59%, 4/25/23, Series 93-44, Class
              S, IF, IO* ......................          71
     157    5.50%, 4/25/23, Series 93-58, Class
              J ...............................         149
  13,825    0.00%, 5/25/23, Series 93-146,
              Class D, PO .....................      13,077
   2,675    3.81%, 5/25/23, Series 93-110,
              Class S, IF* ....................       2,103

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  2,671    4.39%, 5/25/23, Series 93-94, Class
              S, IF* ..........................  $    2,181
     138    6.50%, 5/25/23, Series 93-155,
              Class LA ........................         136
     174    6.75%, 5/25/23, Series 93-94, Class
              K ...............................         171
  21,500    0.00%, 6/25/23, Series 93-257,
              Class C .........................      14,585
  11,016    0.99%, 5/25/23, Series 94-82, Class
              SA, IF, IO* .....................         259
     110    6.59%, 6/25/23, Series 93-160,
              Class FE* .......................         109
   3,000    0.00%, 7/25/23, Series 93-159,
              Class PD, PO ....................       2,472
   1,380    2.24%, 7/25/23, Series 93-113,
              Class S, IF, IO* ................          34
     737    2.53%, 7/25/23, Series 93-115,
              Class SB, IF* ...................         639
     425    0.73%, 8/25/23, Series G93-27,
              Class SE* .......................         266
   6,813    1.34%, 8/25/23, Series 94-36, Class
              SG, IF, IO* .....................         295
   1,634    1.49%, 8/25/23, Series 93-139,
              Class SG, IF* ...................       1,402
     825    6.81%, 8/25/23, Series 93-113,
              Class SE, IF* ...................         750
   3,250    7.51%, 8/25/23, Series G93-27,
              Class FD* .......................       3,341
   1,458    10.00%, 8/25/23, Series 93-138,
              Class SB, IF* ...................       1,457
     848    0.00%, 9/25/23, Series G93-32,
              Class SA, IF* ...................         647
   1,338    0.00%, 9/25/23, Series 93-248,
              Class SB, IF* ...................       1,292
     687    1.89%, 9/25/23, Series 93-178,
              Class SE, IF* ...................         582
   1,682    2.34%, 9/25/23, Series 93-155,
              Class SB, IF, IO* ...............          59
   3,166    3.00%, 9/25/23, Series 93-193,
              Class B .........................       3,053
   5,000    3.99%, 9/25/23, Series 93-165,
              Class SI* .......................       4,907
   1,338    9.00%, 9/25/23, Series 93-248,
              Class FB* .......................       1,263
   1,797    10.00%, 9/25/23, Series 93-187,
              Class FB* .......................       1,898
     239    10.00%, 9/25/23, Series 93-187,
              Class SA, IF* ...................         242
     962    0.00%, 10/25/23, Series 93-241,
              Class PG, PO ....................         893

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  1,000    4.64%, 10/25/23, Series 93-189,
              Class FB* .......................  $      886
      86    6.59%, 10/25/23, Series 93-198,
              Class FA* .......................          85
   7,776    7.21%, 10/25/23, Series 93-199,
              Class FA* .......................       7,837
   1,384    10.50%, 10/25/23, Series 93-179,
              Class SC, IF* ...................       1,580
   1,044    0.00%, 11/25/23, Series 94-8, Class
              G, PO ...........................         964
   2,308    1.04%, 11/25/23, Series 93-207,
              Class SC, IF* ...................       1,976
   3,054    3.10%, 11/25/23, Series 97-20,
              Class SA, IF* ...................       2,448
   2,796    6.50%, 11/25/23, Series 95-19,
              Class Z .........................       2,712
   1,250    10.00%, 11/25/23, Series 93-206,
              Class SD, IF* ...................       1,259
   4,109    0.00%, 12/25/23, Series 97-24,
              Class PQ, PO ....................       3,294
   2,364    1.25%, 12/25/23, Series 93-245,
              Class SE, IF* ...................       1,990
     663    5.75%, 12/25/23, Series 93-223,
              Class SB, IF* ...................         651
   3,000    6.75%, 12/25/23, Series 94-55,
              Class G .........................       3,006
   1,530    6.79%, 12/25/23, Series 93-223,
              Class FB* .......................       1,518
   3,012    7.26%, 12/25/23, Series 93-230,
              Class FA* .......................       3,016
   1,159    7.36%, 12/25/23, Series 93-247,
              Class SU, IF* ...................       1,087
   2,500    7.66%, 12/25/23, Series 93-247,
              Class FE* .......................       2,497
   3,194    0.00%, 12/26/23, Series 99-34,
              Class SY, IF* ...................       2,223
   2,242    7.11%, 12/26/23, Series 99-34,
              Class FV* .......................       2,222
   6,349    9.77%, 12/26/23, Series 99-34,
              Class FR* .......................       6,416
   1,045    7.00%, 1/1/24, Pool #50966 ........       1,053
   2,403    0.00%, 1/25/24, Series 94-19, Class
              S, IF* ..........................       2,313
   9,876    0.00%, 2/25/24, Series 99-16, Class
              B, PO ...........................       6,959

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$  5,370    5.15%, 2/25/24, Series 94-43, Class
              F* ..............................  $    4,949
   1,713    9.00%, 3/1/24, Series 265, Class
              2 ...............................       1,801
     173    5.05%, 3/25/24, Series 94-39, Class
              S, IF* ..........................         175
     822    6.50%, 3/25/24, Series 95-18, Class
              B ...............................         815
     450    7.06%, 3/25/24, Series 94-39, Class
              F* ..............................         451
     800    7.33%, 4/25/24, Series 94-63, Class
              T, IF* ..........................         681
   1,472    7.00%, 11/17/24, Series G94-13,
              Class ZB ........................       1,432
   1,598    8.80%, 1/25/25, Series G95-1, Class
              C ...............................       1,660
   1,777    9.00%, 4/1/25, Pool #552737 .......       1,863
   1,916    9.00%, 12/1/25, Pool #550292 ......       2,009
     863    9.00%, 4/1/26, Pool #446278 .......         904
   7,875    7.50%, 8/18/26, Series 97-29, Class
              PL, IO ..........................       1,682
   7,500    7.50%, 3/18/27, Series 97-22, Class
              PI, IO ..........................         893
  25,316    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ..........................       1,071
   1,894    7.50%, 4/18/27, Series 97-27, Class
              J ...............................       1,930
   5,500    7.50%, 4/20/27, Series 97-29, Class
              J ...............................       5,639
   8,000    7.50%, 5/20/27, Series 97-39, Class
              PD ..............................       8,242
   2,935    6.76%, 9/1/27, Pool #54844* .......       2,922
  18,185    7.00%, 11/18/27, Series 97-81,
              Class PI, IO ....................       4,410
   2,893    6.50%, 3/18/28, Series 98-12, Class
              B ...............................       2,798
   1,741    9.50%, 7/1/28, Pool #457268 .......       1,844
   5,842    6.00%, 12/1/28, Pool #454390 ......       5,657
   8,884    6.00%, 1/1/29, Pool #252211 .......       8,604
   8,015    6.20%, 1/25/29, Series 98-70, Class
              AG ..............................       7,726
   1,521    7.00%, 2/25/29, Series 99-65, Class
              ZB ..............................       1,478
   3,085    6.76%, 3/1/29, Pool #303532*.......       3,078
   2,444    5.50%, 4/18/29, Series 99-18, Class
              Z ...............................       1,791
   4,265    7.34%, 2/20/30, Series 00-8, Class
              F* ..............................       4,235
                                                 ----------
                                                    445,542
                                                 ----------
Freddie Mac (20.2%):
      26    7.50%, 4/1/02, Pool #200070 .......          26
  13,833    0.90%, 9/15/04, Series 1982, Class
              SB, IF, IO* .....................         240
       7    1008.00%, 5/15/06, Series 1072,
              Class A, HB .....................         109

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$      3    1008.00%, 6/15/06, Series 1098,
              Class M, HB .....................  $       52
     962    7.50%, 2/15/07, Series 1322, Class
              G ...............................         971
   1,406    4.50%, 3/15/07, Series 1295, Class
              JB ..............................       1,369
       6    981.87%, 6/15/07, Series 1298,
              Class L, HB .....................         103
     261    2.19%, 10/15/07, Series 1389, Class
              SA, IF* .........................         247
     205    5.50%, 10/15/07, Series 1640, Class
              A ...............................         204
     471    6.24%, 11/15/07, Series 1414, Class
              LA* .............................         466
   1,299    6.98%, 11/15/07, Series 1414, Class
              LB, IF* .........................       1,300
   2,323    2.25%, 2/15/08, Series 1465, Class
              SA, IF, IO* .....................          74
   1,123    0.00%, 4/15/08, Series 1854, Class
              C, PO ...........................         915
     286    5.50%, 4/15/08, Series 1489, Class
              L ...............................         284
     119    6.00%, 4/15/08, Series 1531, Class
              K ...............................         118
     289    0.00%, 5/15/08, Series 1606, Class
              LD, IF* .........................         271
   1,886    0.00%, 5/15/08, Series 1989, Class
              L, PO ...........................       1,672
   4,808    1.75%, 5/15/08, Series 1506, Class
              SD, IF, IO* .....................         177
     110    6.33%, 5/15/08, Series 1506, Class
              S, IF* ..........................         111
     530    7.24%, 5/15/08, Series 1506, Class
              F* ..............................         535
   1,282    8.50%, 5/15/08, Series 1606, Class
              LC* .............................       1,295
   1,075    9.29%, 5/15/08, Series 1587, Class
              SF, IF* .........................       1,121
   1,999    8.50%, 6/15/08, Series 1539, Class
              S, IF* ..........................       2,049
   1,201    6.19%, 7/15/08, Series 1544, Class
              TA* .............................       1,194
   3,243    0.00%, 8/15/08, Series 1900, Class
              T, PO ...........................       2,509
     994    0.00%, 8/15/08, Series 1575, Class
              SB, IF* .........................         879
   4,500    0.00%, 8/15/08, Series 1561, Class
              TA, PO ..........................       3,527
   1,479    3.30%, 8/15/08, Series 1565, Class
              K, IF* ..........................       1,353

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,299    5.25%, 8/15/08, Series 1564, Class
              FB* .............................  $    1,272
     227    6.42%, 8/15/08, Series 1561, Class
              SC, IF* .........................         224
   1,000    6.54%, 8/15/08, Series 1563, Class
              FA* .............................         988
   2,983    8.00%, 8/15/08, Series 1575, Class
              FB* .............................       3,040
     473    9.21%, 8/15/08, Series 1564, Class
              SB, IF* .........................         482
   1,976    0.98%, 9/15/08, Series 1580, Class
              SC, IF* .........................       1,844
     479    6.00%, 9/15/08, Series 1586, Class
              A ...............................         476
   1,807    0.00%, 10/15/08, Series 1946, Class
              L, PO ...........................       1,465
   5,873    0.00%, 10/15/08, Series 1967, Class
              PC, PO ..........................       4,751
   2,551    0.00%, 10/15/08, Series 1900, Class
              I, PO ...........................       2,115
   2,994    5.62%, 10/15/08, Series 1601, Class
              SB, IF* .........................       2,932
     892    6.34%, 10/15/08, Series 1587, Class
              FA* .............................         881
   1,531    8.75%, 10/15/08, Series 1601, Class
              S, IF* ..........................       1,574
     869    3.54%, 11/15/08, Series 1604, Class
              SE, IF* .........................         859
   2,750    3.58%, 11/15/08, Series 1604, Class
              SA, IF* .........................       2,552
   4,647    3.66%, 11/15/08, Series 1612, Class
              SD, IF* .........................       4,168
   2,951    3.92%, 11/15/08, Series 1604, Class
              SH, IF* .........................       2,863
   3,016    0.00%, 12/15/08, Series 1948, Class
              A, PO ...........................       2,319
     310    0.43%, 12/15/08, Series 1655, Class
              SA, IF* .........................         292
   1,759    3.45%, 12/15/08, Series 2017, Class
              SE, IF* .........................       1,671
   1,177    6.15%, 12/15/08, Series 1647, Class
              SB, IF* .........................       1,165
   1,000    6.42%, 12/15/08, Series 1647, Class
              SA* .............................       1,002
     555    6.69%, 12/15/08, Series 1647, Class
              FB* .............................         552
   3,440    7.25%, 12/15/08, Series 1635, Class
              O* ..............................       3,450

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,130    7.25%, 12/15/08, Series 1624, Class
              FB* .............................  $    2,145
     845    7.90%, 12/15/08, Series 1655, Class
              F* ..............................         858
   2,500    8.51%, 12/15/08, Series 1625, Class
              SD, IF* .........................       2,609
   1,000    8.50%, 1/15/09, Series 1659, Class
              SB, IF* .........................       1,032
   1,608    0.00%, 2/15/09, Series 1679, Class
              N, PO ...........................       1,240
   1,000    4.72%, 2/15/09, Series 1796, Class
              S, IF* ..........................         929
   1,998    6.40%, 2/15/09, Series 1679, Class
              O ...............................       2,016
   4,907    7.30%, 3/15/09, Series 1900, Class
              FA* .............................       4,922
   2,673    8.13%, 3/15/09, Series 1698, Class
              SC, IF* .........................       2,845
   2,525    7.55%, 4/15/09, Series 1716, Class
              F* ..............................       2,530
  12,891    6.00%, 5/15/11, Series 2128, Class
              PJ, IO ..........................       1,301
   5,902    6.00%, 10/15/11, Series 2102, Class
              TY, IO ..........................         773
  21,157    1.75%, 3/15/12, Series 1933, Class
              SJ, IF, IO* .....................       1,046
   5,300    6.30%, 1/15/13, Series 2025, Class
              PE ..............................       5,160
   5,200    6.50%, 5/15/13, Series 2055, Class
              OE ..............................       5,252
   2,559    1.40%, 10/15/13, Series 1595, Class
              S, IF, IO* ......................          48
   1,762    4.96%, 10/15/13, Series 1607, Class
              SA, IF* .........................       1,605
   1,472    7.00%, 10/15/13, Series 1595, Class
              D ...............................       1,497
   4,741    6.50%, 3/15/14, Series 2135, Class
              UK, IO* .........................         856
     500    12.00%, 8/1/15, Pool #170269 ......         567
   8,000    6.50%, 12/15/15, Series 2054, Class
              VB ..............................       7,860
      25    7.50%, 7/1/16, Pool #274081 .......          26
  11,851    1.50%, 7/15/16, Series 1930, Class
              SJ, IF, IO* .....................         576
      18    7.50%, 4/1/17, Pool #289711 .......          18
   4,773    6.50%, 3/15/19, Series 2134, Class
              PI, IO* .........................       1,066
   2,291    7.88%, 7/1/19, Pool #846489* ......       2,332
     203    12.00%, 7/1/19, Pool #555238 ......         229
   2,118    9.50%, 7/15/19, Series 11, Class
              D ...............................       2,228

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$    351    7.50%, 1/15/20, Series 1297, Class
              H ...............................  $      351
     799    9.50%, 4/15/20, Series 22, Class
              C ...............................         829
     879    9.60%, 4/15/20, Series 23, Class
              F ...............................         917
      29    84.00%, 5/15/20, Series 41, Class
              I, HB ...........................          65
     211    10.00%, 6/15/20, Series 47, Class
              F ...............................         220
     644    9.00%, 1/1/06, Series 1807, Class
              G ...............................         668
     456    9.50%, 1/15/21, Series 99, Class
              Z ...............................         477
   1,627    11.43%, 1/15/21, Series 1362, Class
              S, IF* ..........................       1,747
       1    1006.21%, 2/15/21, Series 1045,
              Class G, HB .....................          22
     804    9.00%, 4/15/21, Series 1065, Class
              J ...............................         840
   1,254    4.85%, 5/15/21, Series 1602, Class
              SP, IF* .........................       1,221
   2,687    6.50%, 5/15/21, Series 1602, Class
              T ...............................       2,671
     773    7.70%, 5/15/21, Series 1084, Class
              F* ..............................         782
     289    11.05%, 5/15/21, Series 1079, Class
              S, IF* ..........................         322
     541    14.85%, 5/15/21, Series 1084, Class
              S, IF* ..........................         643
   5,559    7.50%, 6/15/21, Series 1365, Class
              PN ..............................       5,614
   1,403    5.50%, 8/15/21, Series 1116, Class
              I ...............................       1,372
     892    8.50%, 9/15/21, Series 1144, Class
              KB ..............................         905
     475    7.00%, 3/15/21, Series 1706, Class
              LA ..............................         476
   4,328    7.50%, 11/15/21, Series 1378, Class
              JZ ..............................       4,363
       4    1172.72%, 11/15/21, Series 1172,
              Class L, HB .....................          85
   1,079    7.85%, 12/15/21, Series 1347,
              Class HB* .......................       1,095
   1,354    7.00%, 12/20/21, Series 1956, Class
              A ...............................       1,363
      29    378.77%, 1/15/22, Series 1196,
              Class B, IF, IO* ................         244
   5,000    0.00%, 2/15/22, Series 1987,
              Class W, PO .....................       3,493
   5,023    8.00%, 2/15/22, Series 1212, Class
              IZ ..............................       5,237
     269    9.00%, 4/1/22, Series 134, Class B,
              IO ..............................          54
   1,550    7.00%, 5/15/22, Series 1250, Class
              J ...............................       1,559
   5,005    6.50%, 8/25/22, Series 8, Class
              J ...............................       4,966
   2,500    7.90%, 9/15/22, Series 1370, Class
              JA* .............................       2,532
   2,500    8.00%, 9/15/22, Series 1591, Class
              FH* .............................       2,571
   2,222    5.23%, 10/15/22, Series 1577,
              Class SG, IF* ...................       2,036

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,346    5.62%, 10/15/22, Series 1577,
              Class SH, IF* ...................  $    1,245
   1,097    6.69%, 10/15/22, Series 1646, Class
              MB* .............................       1,086
   1,016    8.50%, 10/15/22, Series 1646, Class
              MD, IF* .........................       1,024
   8,800    0.00%, 11/15/22, Series 2002,
              Class A, PO .....................       6,815
   1,468    7.40%, 12/15/22, Series 1483, Class
              FB* .............................       1,474
   7,000    7.43%, 1/15/23, Series 1603, Class
              IF* .............................       7,073
   1,844    0.94%, 1/25/23, Series G-48,
              Class BE, IF, IO* ...............          45
     544    6.59%, 2/15/23, Series 1470, Class
              F* ..............................         538
   2,748    7.00%, 3/25/23, Series 8, Class
              ZA ..............................       2,588
   1,500    5.08%, 4/15/23, Series 1672, Class
              FB* .............................       1,413
   7,000    7.90%, 4/15/23, Series 1498,
              Class I, IF* ....................       7,094
     259    4.35%, 4/25/23, Series G-13,
              Class SA, IF* ...................         253
   1,937    0.83%, 5/15/23, Series 1592,
              Class TB, IF* ...................       1,708
     109    4.36%, 5/15/23, Series 1694,
              Class SE, IF* ...................         108
   7,000    5.00%, 5/15/23, Series 1798, Class
              F ...............................       6,166
   1,197    5.14%, 5/15/23, Series 1614,
              Class VB, IF* ...................       1,072
   2,318    7.00%, 5/15/23, Series 1505, Class
              Q ...............................       2,326
     143    7.65%, 5/15/23, Series 1669, Class
              KE* .............................         143
      10    546.84%, 5/15/23, Series 204,
              Class E, IF, IO* ................         137
   1,392    4.85%, 6/15/23, Series 1608,
              Class SD, IF* ...................       1,360
   2,376    5.88%, 6/15/23, Series 1633,
              Class SB, IF* ...................       2,264
   3,468    7.95%, 6/15/23, Series 1532, Class
              E* ..............................       3,467
   1,500    0.23%, 7/15/23, Series 1543,
              Class JC, IF* ...................       1,089
   2,019    5.54%, 7/15/23, Series 1541,
              Class M, IF* ....................       1,814

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  2,500    6.50%, 7/15/23, Series 1558, Class
              D ...............................  $    2,446
   2,000    0.00%, 8/15/23, Series 1611,
              Class JB, IF* ...................       1,308
   1,283    7.09%, 8/15/23, Series 1570, Class
              F* ..............................       1,280
   2,100    7.88%, 8/15/23, Series 1611, Class
              JA* .............................       2,149
     227    1.11%, 9/15/23, Series 1583,
              Class NS, IF* ...................         199
  16,336    6.25%, 9/15/23, Series 1589, Class
              Z ...............................      15,769
   2,500    8.13%, 9/15/23, Series 1584, Class
              FC* .............................       2,506
   2,928    10.00%, 9/15/23, Series 1584, Class
              FB* .............................       3,108
   2,500    7.00%, 9/25/23, Series 29, Class
              J ...............................       2,505
   4,714    4.88%, 10/15/23, Series 1859,
              Class SB, IF, IO* ...............         711
   1,154    6.00%, 10/15/23, Series 1602, Class
              O ...............................       1,146
   2,225    7.32%, 10/15/23, Series 1689,
              Class SD, IF* ...................       2,373
     767    4.95%, 11/15/23, Series 1619,
              Class SC, IF* ...................         749
   2,266    5.84%, 11/15/23, Series 1610,
              Class SD, IF* ...................       1,979
   3,763    6.00%, 11/25/23, Series 1685, Class
              Z ...............................       3,559
   1,478    7.70%, 11/15/23, Series 1608, Class
              FP* .............................       1,495
   2,000    7.75%, 11/15/23, Series 1630, Class
              FA* .............................       2,005
     281    8.50%, 11/15/23, Series 1619,
              Class SD, IF* ...................         282
   2,550    1.99%, 12/15/23, Series 1628,
              Class S, IF* ....................       1,993
   4,071    5.60%, 12/15/23, Series 1854,
              Class SE, IF, IO* ...............         485
   1,402    5.80%, 12/15/23, Series 1825, Class
              C ...............................       1,391
   1,279    10.13%, 12/15/23, Series 1633,
              Class SE, IF* ...................       1,408
     686    5.98%, 1/15/24, Series 1666,
              Class SB, IF* ...................         673
  12,500    0.00%, 2/15/24, Series 1865,
              Class D, PO .....................       8,684
  10,521    0.00%, 2/15/24, Series 1700,
              Class GA, PO ....................       8,159

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$  1,985    0.00%, 2/15/24, Series 1860,
              Class PA, PO ....................  $    1,515
   1,536    4.36%, 2/15/24, Series 1686,
              Class SH, IF* ...................       1,396
     241    5.79%, 2/15/24, Series 1686,
              Class SL, IF* ...................         238
   1,720    7.00%, 2/15/24, Series 1671, Class
              Z ...............................       1,600
   4,648    10.00%, 2/15/24, Series 1671,
              Class QC, IF* ...................       5,123
     743    0.90%, 3/15/24, Series 1689,
              Class SA, IF* ...................         719
   1,772    4.88%, 3/15/24, Series 1709, Class
              FA* .............................       1,672
   5,606    5.03%, 3/15/24, Series 1689,
              Class FC* .......................       5,178
   3,388    6.92%, 3/15/24, Series 1750,
              Class S, IF* ....................       3,223
   3,044    7.35%, 3/15/24, Series 1699, Class
              FC* .............................       3,053
  91,008    0.60%, 4/25/24, Series 55,
              Class GI, IF, IO* ...............       1,086
   2,991    0.87%, 4/25/24, Series G-29, Class
              SD, IF, IO* .....................         120
   2,198    7.19%, 4/25/24, Series G-29, Class
              FE* .............................       2,194
   1,663    6.00%, 5/15/24, Series 2134, Class
              DA ..............................       1,641
   1,000    8.75%, 5/15/24, Series 1727, Class
              ME ..............................       1,057
   1,060    10.00%, 5/15/24, Series 1987,
              Class SI, IF* ...................       1,066
   3,043    7.50%, 8/15/24, Series 1745, Class
              D ...............................       3,124
   3,500    7.50%, 2/15/26, Series 1935, Class
              CB ..............................       3,528
   2,650    6.50%, 9/15/26, Series 2067, Class
              PD ..............................       2,644
   1,728    7.45%, 2/15/27, Series 1935, Class
              FL* .............................       1,738
   7,325    6.00%, 5/15/27, Series 1981, Class
              Z ...............................       6,772
  17,500    6.50%, 7/15/27, Series 2137, Class
              TG ..............................      17,615
   7,000    7.50%, 9/15/27, Series 1987, Class
              PE ..............................       7,130
   2,650    6.50%, 10/15/27, Series 2136, Class
              PQ ..............................       2,647
   3,874    7.00%, 10/15/27, Series 1995,
              Class EJ, IO ....................         405
   3,644    6.50%, 12/15/27, Series 2019, Class
              Z ...............................       3,390
   3,000    6.00%, 2/15/28, Series 2143, Class
              CD ..............................       2,881

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
$ 20,846    7.00%, 3/15/28, Series 2038,
              Class PN, IO ....................  $    4,172
   2,190    6.50%, 5/15/28, Series 2059, Class
              PH ..............................       2,124
   9,468    7.50%, 5/15/28, Series 2054, Class
              PV ..............................       9,801
   2,992    7.00%, 6/15/28, Series 2064, Class
              A ...............................       2,952
   4,290    6.50%, 8/15/28, Series 2075, Class
              GB ..............................       4,170
   1,346    7.11%, 8/15/28, Series 2078, Class
              F* ..............................       1,298
  14,700    7.00%, 10/15/28, Series 2089,
              Class PJ ........................       5,653
   3,700    0.00%, 1/15/29, Series 2113,
              Class GA, PO ....................       2,340
   7,711    7.00%, 4/15/29, Series 2141,
              Class IO, IO ....................       1,883
   2,765    6.50%, 6/1/29, Gold Pool
              #C00785 .........................       2,729
   2,356    6.50%, 7/1/29, Pool #C29164 .......       2,325
   4,571    8.04%, 4/1/30, Pool #846812* ......       4,697
                                                 ----------
                                                    416,977
                                                 ----------
Government National Mortgage Assoc. (6.4%):
     160    8.50%, 7/15/08, Pool #023594 ......         165
   2,000    7.00%, 8/16/13, Series 96-22, Class
              VB ..............................       2,014
     122    9.00%, 12/15/16, Pool #190923 .....         128
      80    0.00%, 5/20/17, Series 1, Class
              A ...............................          67
   5,707    7.10%, 12/16/18, Series 99-42,
              Class FG* .......................       5,674
   1,307    1.85%, 12/16/20, Series 96-26,
              Class S, IF, IO* ................           7
     179    9.00%, 11/20/21, Series 96-15,
              Class OB ........................         179
   1,237    8.00%, 9/15/22, Pool #297628 ......       1,275
   1,884    1.75%, 10/16/22, Series 94-4,
              Class SA, IF, IO* ...............          73
     914    7.50%, 11/15/22, Pool #313110 .....         934
   1,706    7.10%, 12/16/22, Series 00-30,
              Class ST* .......................       1,782
   2,398    4.46%, 12/20/22, Series 99-27,
              Class SG, IF* ...................       2,337
     333    7.50%, 3/15/23, Pool #345288 ......         341
   8,000    7.49%, 7/16/24, Series 94-3, Class
              PQ ..............................       8,241
   7,000    7.99%, 7/16/24, Series 94-4, Class
              KQ ..............................       7,277
   4,050    8.50%, 5/20/25, Pool #2006 ........       4,163
   5,422    6.50%, 7/20/25, Series 99-34, Class
              ZB ..............................       5,152
   5,000    7.50%, 9/17/25, Series 98-26, Class
              K ...............................       5,151

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$    427    8.00%, 12/20/25, Pool #2141 .......  $      437
   4,000    7.50%, 4/18/26, Series 97-8, Class
              PD ..............................       4,051
   1,212    8.00%, 6/20/26, Pool #2234 ........       1,239
  11,000    7.50%, 8/16/26, Series 96-16, Class
              E ...............................      11,199
     963    8.00%, 8/20/26, Pool #2270 ........         984
   1,123    8.00%, 9/20/26, Pool #2285 ........       1,148
   1,294    8.00%, 11/20/26, Pool #2324 .......       1,323
  12,272    7.50%, 5/16/27, Series 97-8, Class
              PN ..............................      12,496
   6,100    7.50%, 7/20/27, Series 97-11, Class
              D ...............................       6,241
   2,358    8.00%, 10/20/27, Pool #2499 .......       2,410
   2,316    8.00%, 11/20/27, Pool #2512 .......       2,366
   1,453    8.00%, 12/20/27, Pool #2525 .......       1,485
   4,089    7.50%, 2/20/28, Pool #2549 ........       4,145
     580    8.00%, 5/15/28, Pool #456883 ......         595
   1,237    8.00%, 5/15/28, Pool #460372 ......       1,269
     687    8.00%, 5/15/28, Pool #476291 ......         705
   1,248    7.50%, 7/15/28, Pool #481872 ......       1,270
     926    8.00%, 7/15/28, Pool #468066 ......         949
   1,843    8.50%, 8/15/28, Pool #468149 ......       1,890
   4,234    7.50%, 9/15/28, Pool #486537 ......       4,309
   9,596    7.50%, 9/20/28, Pool #2646 ........       9,727
   1,322    8.00%, 9/20/28, Pool #2647 ........       1,351
   3,502    6.50%, 10/15/28, Pool #486631 .....       3,468
   2,200    6.50%, 1/16/29, Series 99-15, Class
              E ...............................       2,109
   2,010    9.20%, 9/16/29, Series 99-33, Class
              SM ..............................       2,002
     960    9.00%, 9/20/30, Series 00-26, Class
              TZ ..............................       1,004
   1,846    9.00%, 10/20/30, Series 00-31,
              Class Z .........................       2,230
   4,065    9.00%, 11/20/30, Series 00-35,
              Class ZA ........................       4,466
                                                 ----------
                                                    131,828
                                                 ----------
  Total U.S. Government Agency Mortgages            994,347
                                                 ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.3%):
Other U.S. Agencies (0.3%):
   1,128    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 ..........................       1,108
   1,873    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22 ..........................       1,815
   2,331    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 .........................       2,295
                                                 ----------
  Total U.S. Government Agency Securities             5,218
                                                 ----------

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 U.S. TREASURY OBLIGATIONS (25.2%):
U.S. Treasury Bonds (17.5%):
$  1,000    10.75%, 5/15/03 ...................  $    1,123
   3,500    11.13%, 8/15/03 ...................       4,001
   5,000    11.63%, 11/15/04 ..................       6,118
  16,330    10.38%, 11/15/09 ..................      19,138
  14,800    11.75%, 2/15/10 ...................      18,267
 163,270    12.75%, 11/15/10 ..................     214,654
  50,315    10.38%, 11/15/12 ..................      64,710
   4,000    12.00%, 8/15/13 ...................       5,648
   1,300    12.50%, 8/15/14 ...................       1,937
   1,000    9.88%, 11/15/15 ...................       1,441
   7,395    7.50%, 11/15/16 ...................       8,922
   8,695    8.75%, 5/15/17 ....................      11,677
   2,500    7.88%, 2/15/21 ....................       3,185
                                                 ----------
                                                    360,821
                                                 ----------
U.S. Treasury Inflation Protected Bonds (2.3%):
  11,146    3.63%, 7/15/02 ....................      11,167
  13,068    3.38%, 1/15/07 ....................      12,829
   4,308    3.63%, 1/15/08 ....................       4,275
  19,417    3.63%, 4/15/28 ....................      19,064
                                                 ----------
                                                     47,335
                                                 ----------
U.S. Treasury Notes (0.3%):
   6,800    7.50%, 11/15/01 ...................       6,913
                                                 ----------
U.S. Treasury STRIPS (5.1%):
   2,450    2/15/01 ...........................       2,433
   2,000    11/15/09 ..........................       1,244
  12,025    2/15/11 ...........................       7,048
   9,338    5/15/11 ...........................       5,385
   8,900    11/15/11 ..........................       4,993
  14,200    2/15/13 ...........................       7,349
  19,909    5/15/13 ...........................      10,153
   3,500    8/15/13 ...........................       1,758
  40,000    2/15/14 ...........................      19,481
  25,410    11/15/14 ..........................      11,797
   2,000    2/15/15 ...........................         914
  86,295    5/15/18 ...........................      32,460
                                                 ----------
                                                    105,015
                                                 ----------
  Total U.S. Treasury Obligations                   520,084
                                                 ----------
INVESTMENT COMPANIES (2.6%):
  54,032    One Group Prime Money Market Fund,
              Class I .........................      54,032
                                                 ----------
  Total Investment Companies                         54,032
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (19.7%):
Master Note (2.9%):
$ 21,102    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ..................  $   21,102
   8,906    General Mills, 6.76%, 1/2/01* .....       8,906
  17,424    Lehman Brothers, 6.97%, 1/2/01* ...      17,424
   9,293    Wheels, Inc, 6.78%, 1/2/01* .......       9,293
   3,872    Williamette, 6.69%, 1/2/01* .......       3,872
                                                 ----------
                                                     60,597
                                                 ----------
Put Bonds (10.7%):
   9,680    Associates Corp., 6.77%,
              9/17/01* ........................       9,788
  13,552    Bank of America, 6.84%, 7/5/01* ...      13,706
   7,744    Caterpillar Finance, 6.82%,
              5/1/01* .........................       7,744
   9,680    Chase Manhattan, 6.79%, 5/4/01* ...       9,680
   9,680    Chase Manhattan, 6.88%, 5/6/02* ...       9,680
   9,680    First Union, 6.73%, 2/19/02* ......       9,817
   9,680    GMAC, 7.01%, 12/18/02* ............       9,680
   9,680    Goldman Sachs, 6.82%, 11/19/01* ...       9,680
  14,520    Jackson National, 7.12%,
              4/15/01* ........................      14,519
   9,680    JP Morgan & Co., 6.78%, 5/4/01* ...       9,680
  13,552    Key Bank, 6.81%, 1/7/02* ..........      13,540
   9,680    Lehman Brothers, 6.93%,
              11/22/02* .......................       9,680
  11,616    Lexington Park Capital Corp.,
              6.66%, 1/25/01* .................      11,616
   3,872    Liberty Lighthouse, 6.85%,
              4/12/02* ........................       3,870
   9,680    Merrill Lynch, 6.93%, 5/6/02* .....       9,680
   3,872    Merrill Lynch, 6.83%, 10/23/02* ...       3,872
  11,616    Morgan Stanley, 6.50%,
              10/15/02* .......................      11,616
   9,680    Salomon Smith Barney, 6.81%,
              4/12/01* ........................       9,680
   7,744    Sigma Financial, 6.93%, 2/2/01* ...       7,744
   9,680    Sigma Financial, 6.68%,
              5/15/01* ........................       9,680
   3,872    Sigma Financial, 6.65%,
              9/25/01* ........................       3,879
   9,680    SPARCC, 6.76%, 4/2/01* ............       9,680
   9,680    US Bancorp, 6.90%, 5/8/02* ........       9,680
                                                 ----------
                                                    218,191
                                                 ----------
Repurchase Agreements (6.1%):
  32,912    Goldman Sachs, 6.87%, 1/2/01
              (Collateralized by $35,132
              various Corporate Bonds, 6.15% -
              9.98%, 5/1/02 - 10/15/27, market
              value $35,864) ..................      32,912
     847    Lehman Brothers, 6.75%, 1/2/01
              (Collateralized by $906 various
              Commercial Paper 0.00%, 2/28/01 -
              6/21/01, market value $890) .....         847

Continued

One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
Repurchase Agreements, continued:
$ 44,528    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $43,955
              various Commercial Paper, 0.00% -
              7.40%, 1/2/01 - 5/4/01, market
              value $48,655) ..................  $   44,528

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
Repurchase Agreements, continued:
$ 48,400    Merrill Lynch, 6.95%, 1/2/01
              (Collateralized by $118,514
              various Corporate Bonds, 0.00% -
              12.00%, 1/1/01 - 8/15/30, market
              value $51,789) ..................  $   48,400
                                                 ----------
                                                    126,687
                                                 ----------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending               405,475
                                                 ----------
Total (Cost $2,403,300)(a)                       $2,461,915
                                                 ==========

------------
Percentages indicated are based on net assets of $2,063,313.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $78,388
                   Unrealized depreciation......................  (19,773)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $58,615
                                                                  =======

(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $27,019 or 1.31% of net assets.

(c) Amount is less than $1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect as of December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
 ASSET BACKED SECURITIES (9.5%):
 $ 5,000    Advanta Mortgage Loan Trust, 7.60%,
              6/25/27 .........................  $    5,153
   1,000    Americredit Automobile Receivables
              Trust, Series 99-A, Class A4,
              5.88%, 12/12/05 .................       1,002
   3,479    Arcadia Automobile Receivables
              Trust, Series 97-C, Class A4,
              6.38%, 1/15/03 ..................       3,484
   2,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03 .................       2,002
   5,000    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03 .................       5,000
   1,300    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04 ..................       1,313
     287    Auto Finance Group, Inc., Series
              97-B, Class C, 7.00%, 2/15/03 ...         288
   3,878    Case Equipment Loan Trust, Series
              1997-B, Class A4, 6.41%,
              9/15/04 .........................       3,882
   6,000    Chase Manhattan Auto Owner Trust,
              Series 98-C, Class A4, 5.85%,
              5/15/03 .........................       5,997
   2,500    Chemical Master Credit Card Trust,
              Series 95-3, Class A, 6.23%,
              8/15/02 .........................       2,518
     224    Chevy Chase Auto Receivables Trust,
              Series 1997-3, Class A, 6.20%,
              3/20/04 .........................         224
     174    Chevy Chase Auto Receivables Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04 .........................         174
     610    Chevy Chase Auto Receivables Trust,
              Series 1998-2, Class A, 5.91%,
              12/15/04 ........................         610
     877    CPS Auto Trust, Series 1998-3,
              Class A4, 6.08%, 10/15/03 .......         881
   1,640    Discover Card Master Trust I,
              Series 1998-2, Class A, 5.80%,
              9/16/03 .........................       1,639
     600    EQCC Home Equity Loan Trust, Series
              96-2, Class A4, 7.50%,
              6/15/21 .........................         615
   3,961    EQCC Home Loan Trust, Series
              1998-2, Class A3F, 6.23%,
              3/15/13 .........................       3,951
     104    First Security Auto Grantor Trust,
              Series 97-B, Class A, 6.10%,
              4/15/03 .........................         104
     139    First Security Auto Grantor Trust,
              Series 1998-A, Class A, 5.97%,
              4/15/04 .........................         139

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   505    Ford Credit Auto, Series 98-C,
              Class A4, 5.81%, 3/15/02 ........  $      505
     976    GE Capital Mortgage Services, Inc.,
              Series 97-HE3, Class A6, 6.72%,
              10/25/27 ........................         982
     500    GE Mortgage Services, Inc., Series
              98-24, Class A7, 6.75%,
              1/25/29 .........................         463
     300    GE Mortgage Services, Inc., Series
              1999-3, Class A10, 6.75%,
              5/25/29 .........................         282
     406    Green Tree Financial Corp., Series
              97-C, Class A1, 6.49%, 2/15/18 ..         409
   5,000    Green Tree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18 ...       4,319
   4,350    Green Tree Financial Corp., 8.60%,
              5/15/26 .........................       4,346
   4,610    Green Tree Financial Corp., 7.05%,
              2/15/27 .........................       4,450
     455    Green Tree Home Improvement Loan
              Trust, Series 95-D, Class M1,
              6.95%, 9/15/25 ..................         456
   1,686    Green Tree Recreational, Equipment
              and Consulting, Series 1998-C,
              Class A3, 5.92%, 2/15/09 ........       1,686
   3,050    John Deere, Series 99-A, Class A3,
              5.94%, 10/15/02 .................       3,043
   3,000    MBNA, Series 98-C, 6.35%, 11/15/05
              (b) .............................       2,984
     262    MBNA, Series 99-D, 6.50%,
              11/17/08 ........................         266
   1,655    MBNA Master Credit Card Trust,
              Series 94-C, Class A, 7.13%,
              3/15/04* ........................       1,659
   1,142    Navistar Financial Corp. Owner
              Trust, Series 98-A, Class A,
              5.94%, 11/15/04 .................       1,142
   2,916    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04 ..................       2,921
      61    Onyx Acceptance Auto Trust, Series
              97-2, Class A, 6.35%,
              10/15/03 ........................          61
   1,120    Onyx Acceptance Auto Trust, Series
              1999-A, Class A2, 5.83%,
              3/15/04 .........................       1,120

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $   721    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03 .........................  $      720
   1,813    Onyx Acceptance Grantor Trust,
              Series 1997-4, Class A, 6.30%,
              5/15/04 .........................       1,815
   2,000    Osprey Trust, 8.31%, 1/15/03
              (b) .............................       2,043
     382    PNC Student Loan Trust, Series
              97-2, Class A6, 6.57%,
              1/25/04 .........................         388
   7,320    Premier Auto Trust, Series 97-2,
              Class A5, 6.32%, 3/6/02 .........       7,328
   1,200    Premier Auto Trust, Series 98-2,
              Class A4, 5.82%, 12/6/02 ........       1,199
   7,500    Premier Auto Trust, Series 99-3,
              Class A3, 6.27%, 4/8/03 .........       7,520
   5,333    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05 .........................       5,327
   1,469    Sears Credit Account Master Trust,
              Series 96-1, Class A, 6.20%,
              2/16/06 .........................       1,471
   2,000    Security Pacific Acceptance Corp.,
              Series 95-1, Class A3, 7.25%,
              4/10/20 .........................       2,047
   6,062    SLM Student Loan Trust, Series
              99-1, Class A1T, 6.73%,
              4/25/08* ........................       6,074
     600    Standard Credit Card Master Trust,
              Series 1994-2, Class A, 7.25%,
              4/7/08 ..........................         631
   1,000    Sterling Auto, Series 2000-1, Class
              A, 6.61%, 2/15/08 (b) ...........       1,000
   3,000    Team Fleet, 6.53%, 7/25/02 (b) ....       2,981
     600    The Money Store Home Equity Trust,
              Series 96-C, Class A13, 7.54%,
              8/15/15 .........................         607
     678    The Money Store Home Equity Trust,
              Series 96-B, Class A16, 8.01%,
              7/15/27 .........................         700
     882    Union Acceptance Corp., Series
              98-A, Class A4, 6.11%,
              10/8/03 .........................         881
   2,000    Union Acceptance Corp., Series
              99-C, Class A4, 6.82%, 1/9/06 ...       2,045
   1,000    Union Acceptance Corp., Series
              98-D, Class A5, 5.96%,
              7/10/06 .........................       1,005
   1,102    Western Financial Service Owner
              Trust, 5.95%, 5/20/03 ...........       1,102
   7,000    Western Financial Service Owner
              Trust, 5.75%, 8/20/03 ...........       6,990
   3,800    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%,
              4/20/03 .........................       3,802

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
 $ 5,000    World Omni, 6.48%, 12/12/08 (b) ...  $    5,068
                                                 ----------
  Total Asset Backed Securities                     132,814
                                                 ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.5%):
     593    BA Mortgage Securities, Inc.,
              Series 98-1 Class 2A4, 6.50%,
              5/28/13 .........................         588
   1,328    BA Mortgage Securities, Inc.,
              Series 98-2, Class 1A10, 6.60%,
              6/25/28 .........................       1,322
     700    Bear Stearns Co., Series 98-1,
              Class A17, 5.00%, 3/25/28 .......         587
   1,221    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09 (b) .....................       1,133
   1,624    BHN, Series 1997-2, Class A2,
              7.54%, 5/31/17 (b) ..............       1,446
   2,227    Chase Mortgage Finance Corp.,
              Series 2000-S6, Class A3, 7.75%,
              7/25/05 .........................       2,264
     190    Chase Mortgage Finance Corp.,
              Series 1993-P, Class A18, 6.75%,
              12/25/24 ........................         180
     450    Chase Mortgage Finance Corp.,
              Series 1994-H, Class A7, 7.25%,
              6/25/25 .........................         449
     684    Citicorp Mortgage Securities, Inc.,
              Series 1994-9, Class A3, 5.75%,
              6/25/09 .........................         680
     686    Citicorp Mortgage Securities, Inc.,
              Series 1998-6, Class A, 6.80%,
              7/25/28 .........................         676
     900    Citicorp Mortgage Securities, Inc.,
              Series 1998-10, Class A4, 7.00%,
              11/25/28 ........................         902
   4,775    Citicorp Mortgage Securities, Inc.,
              Series 1999-3, Class A4, 6.50%,
              5/25/29 .........................       4,692
   2,500    CMC Securities Corp., Series
              97-Nam3, Class A4, 7.25%,
              10/25/27 ........................       2,531
      49    Collateralized Mortgage Securities
              Corp., Series 88-2, Class 2-B,
              8.80%, 4/20/19 ..................          50
     332    Countrywide Funding Corp., Series
              1994-4, Class A12, 6.95%,
              4/25/24 .........................         321
     300    Countrywide Mortgage Backed
              Securities, Series 1993-B, Class
              A8, 6.75%, 11/25/23 .............         276

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   750    Federal Home Loan Mortgage Corp.,
              Series 2151, Class JM, 6.00%,
              4/15/25 .........................  $      722
   2,728    GE Mortgage Services, Inc., Series
              96-12, Class A4, 7.25%,
              7/25/11 .........................       2,777
     173    Kidder Peabody Mortgage Assets
              Trust, Series 22, Class D, 9.95%,
              2/1/19 ..........................         177
     149    Morgan Stanley Mortgage Trust,
              Series L, Class L-5, 8.95%,
              11/1/17 .........................         150
     500    NationsBanc Montgomery Funding
              Corp., Series 98-1, Class A16,
              6.75%, 6/25/28 ..................         487
     500    Norwest Asset Securities Corp.,
              Series 1996-2, Class A9, 7.00%,
              9/25/11 .........................         502
     913    Norwest Asset Securities Corp.,
              Series 1998-7, Class A7, 6.55%,
              4/25/28 .........................         889
   1,091    Norwest Asset Securities Corp.,
              Series 98-30, Class A9, 5.00%,
              12/25/28 ........................         906
     200    Norwest Asset Securities Corp.,
              Series 1998-30, Class A10, 7.00%,
              12/25/28 ........................         189
     250    Norwest Asset Securities Corp.,
              Series 99-2, Class A6, 6.75%,
              2/25/29 .........................         242
     334    Norwest Asset Securities Corp.,
              Series 99-17, Class A2, 6.25%,
              6/25/29 .........................         331
     676    Norwest Asset Securities Corp.,
              6.50%, 7/25/29 ..................         645
      62    Paine Webber, Series J, Class 3,
              8.80%, 5/1/18 ...................          64
     222    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18 ................         229
     219    Paine Webber, Series L, Class L-4,
              8.95%, 7/1/18 ...................         224
     498    PNC Mortgage Securities Corp.,
              Series 98-7, Class 1A5, 6.75%,
              9/25/28 .........................         485
   2,308    PNC Mortgage Securities Corp.,
              Series 98-10, Class 1A8, 6.50%,
              12/25/28 ........................       2,292
     360    PNC Mortgage Securities Corp.,
              Series 99-4, Class 4A4, 6.50%,
              5/25/29 .........................         347
     682    Prudential Home Mortgage
              Securities, Series 94-15, Class
              A7, 6.80%, 5/25/24 ..............         679
     605    Residential Asset Securitization
              Trust, Series 1998-A8, Class A8,
              6.75%, 8/25/28 ..................         596

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $   430    Residential Asset Securization
              Trust, Series 97-A11, Class A6,
              7.00%, 1/25/28 ..................  $      432
     245    Residential Asset Securization
              Trust, Series 1998-A1, Class A3,
              6.75%, 3/25/28 ..................         243
     300    Residential Asset Securization
              Trust, Series 98-A8, Class A4,
              6.75%, 8/25/28 ..................         286
     188    Residential Funding Mortgage
              Securities, Inc., Series
              1993-S22, Class A13, Var.,
              6/25/23 .........................         169
     275    Residential Funding Mortgage
              Securities, Inc., Series
              1997-S14, Class A6, 7.25%,
              10/25/27 ........................         275
     500    Residential Funding Mortgage
              Securities, Inc., Series
              1997-S20, Class A7, 7.00%,
              12/25/27 ........................         498
     290    Residential Funding Mortgage
              Securities, Inc., Series 1998-S2,
              Class A4, 7.00%, 1/25/28 ........         288
     500    Residential Funding Mortgage
              Securities, Inc., Series 1999-S2,
              Class A7, 6.75%, 1/25/29 ........         485
   1,000    Residential Funding Mortgage
              Securities, Inc., Series 98-S5,
              Class A12, 6.75%, 3/25/28 .......         978
     700    Structured Asset Securities Corp.,
              Series 97-4, Class 2A7, 7.00%,
              12/25/27 ........................         699
                                                 ----------
  Total Collateralized Mortgage Obligations          35,383
                                                 ----------
CORPORATE BONDS (32.8%):
Aerospace/Defense (0.1%):
   1,000    Newport News Shipbuilding, 8.63%,
              12/1/06 .........................       1,010
                                                 ----------
Airlines (0.2%):
   2,000    US Airways, Inc., 8.02%, 2/5/19 ...       2,088
   1,000    US Airways, Inc., 7.89%, 3/1/19 ...       1,045
                                                 ----------
                                                      3,133
                                                 ----------
Automotive (0.8%):
   1,000    Accuride Corp., 9.25%, 2/1/08 .....         608

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Automotive, continued:
 $ 1,000    Dura Operating Corp., 9.00%,
              5/1/09 ..........................  $      835
   5,000    General Motors Corp., 9.13%,
              7/15/01 .........................       5,070
     750    General Motors Corp., 8.80%,
              3/1/21 ..........................         828
   2,000    Harley-Davidson Eaglemark
              Motorcycle Trust, Series 97-3,
              6.60%, 4/15/04 ..................       2,003
   1,000    Hayes Lemmerz Wheels, 9.13%,
              7/15/07 .........................         665
   1,000    Oshkosh Truck Corp., 8.75%,
              3/1/08 ..........................         965
                                                 ----------
                                                     10,974
                                                 ----------
Banking, Finance & Insurance (12.5%):
   4,800    ABN AMRO Bank NV, Chicago, 7.25%,
              5/31/05 .........................       4,954
     250    Aetna Inc., 7.63%, 8/15/26 ........         246
   5,000    American Express Credit Corp.,
              6.13%, 11/15/01 .................       5,002
   5,160    American RE Corp., Series B, 7.45%,
              12/15/26 ........................       5,003
     500    Associates Corp., 6.88%,
              2/17/03 .........................         507
   1,500    Associates Corp., 7.70%,
              6/10/04 .........................       1,565
     150    Associates Corp., 7.63%,
              4/27/05 .........................         157
   1,000    Associates Corp., 6.63%,
              6/15/05 .........................       1,008
   1,000    Associates Corp., 6.25%,
              11/1/08 .........................         966
   6,000    Associates Corp., 8.15%, 8/1/09 ...       6,487
     500    Associates Corp., Series B, 7.95%,
              2/15/10 .........................         536
     276    BA Mortgage Securities, Inc.,
              Series 97-1, Class A7, 7.50%,
              7/25/26 .........................         279
   2,900    Bank of America Corp., 7.80%,
              2/15/10 .........................       3,023
   1,331    BankAmerica Corp., 9.38%,
              3/1/01 ..........................       1,336
   1,350    BankAmerica Corp., 6.85%,
              3/1/03 ..........................       1,365
   4,000    BankBoston, 6.35%, 2/25/13 ........       3,975
     250    Bankers Trust Corp., 7.25%,
              10/15/11 ........................         251
   5,000    Bear Stearns Corp., Inc., 8.25%,
              2/1/02 ..........................       5,089
   5,000    Citigroup, Inc., 7.38%, 3/15/03 ...       5,059
   5,000    Citigroup, Inc., 6.25%, 12/1/05 ...       5,010
   1,500    Commercial Credit, 7.75%,
              3/1/05 ..........................       1,575
   6,500    Corestates Capital, 8.00%, 12/15/26
              (b) .............................       5,837
     500    Donaldson Lufkin & Jenrette, 6.50%,
              4/1/08 ..........................         481
   1,000    Donaldson Lufkin & Jenrette, 6.50%,
              6/1/08 ..........................         962
     400    Donaldson Lufkin & Jenrette, 5.63%,
              2/15/16 .........................         394

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   401    First Union Residential
              Securitization, Series 1998-A,
              Class SA4, 7.00%, 4/25/25 .......  $      400
   2,000    Fleet-Norstar Group, 8.13%,
              7/1/04 ..........................       2,104
   1,050    Ford Motor Credit Co., 5.99%,
              2/27/01 .........................       1,049
     724    Ford Motor Credit Co., 7.75%,
              3/15/05 .........................         747
     250    Ford Motor Credit Co., 6.25%,
              12/8/05 .........................         243
   6,865    GE Capital Corp., 5.65%,
              3/31/03 .........................       6,824
     500    GE Capital Corp., 5.70%,
              10/7/03 .........................         497
   3,500    GE Capital Corp., 8.85%, 4/1/05 ...       3,865
     900    GMAC, 9.63%, 12/15/01 .............         928
   2,000    GMAC, 7.13%, 5/1/03 ...............       2,016
   3,710    Goldman Sachs, 5.90%, 1/15/03
              (b) .............................       3,680
   5,000    Household Finance Corp., 7.25%,
              7/15/03 .........................       5,093
   1,000    Household Finance Corp., 7.25%,
              5/15/06 .........................       1,018
   1,000    Household Finance Corp., 6.50%,
              11/15/08 ........................         962
   7,200    Household Finance Corp., 5.88%,
              2/1/09 ..........................       6,649
   2,000    Huntington National Bank, 8.00%,
              4/1/10 ..........................       2,092
   5,000    Key Bank, 7.55%, 9/15/06 ..........       5,107
  10,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02 ...................      10,268
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05 .................       5,880
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15 ...................         313
   5,000    Manufacturer's Life, 8.38%, 2/1/27
              (b) .............................       4,450
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%, 3/1/24 (b) ....       5,913
     500    Mellon Financial Corp., 6.38%,
              2/15/10 .........................         485
   6,000    Morgan Stanley Dean Witter and Co.,
              6.13%, 10/1/03 ..................       5,983
     500    NationsBank Corp., 7.80%,
              9/15/16 .........................         499
   1,775    Newcourt Credit, 6.88%, 2/16/05 ...       1,767
     700    Norwest Asset Securities Corp.,
              Series 1999-9, Class A21, 7.00%,
              4/25/29 .........................         701

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,500    Norwest Corp., 7.75%, 3/1/02 ......  $    1,529
   5,000    Principal Mutual, 7.88%, 3/1/24
              (b) .............................       4,603
   5,000    Republic New York Corp., 7.25%,
              7/15/02 .........................       5,072
     500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17 .................         444
   5,000    Security Pacific Corp., 11.00%,
              3/1/01 ..........................       5,034
   2,250    Spear Leeds & Kellogg LP, 8.25%,
              8/15/05 (b) .....................       2,386
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49 (b) .....................       4,499
     419    SunAmerica, Inc., 8.13%,
              4/28/23 .........................         456
     400    Torchmark Corp., 7.88%, 5/15/23 ...         376
  10,000    Transamerica Financial, 6.37%,
              5/14/04 .........................       9,938
                                                 ----------
                                                    174,937
                                                 ----------
Beverages & Tobacco (0.1%):
     500    Coca-Cola Enterprises, 7.13%,
              8/1/17 ..........................         500
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26 ........................         391
     250    Phillip Morris Co., Inc., 7.20%,
              2/1/07 ..........................         244
                                                 ----------
                                                      1,135
                                                 ----------
Broadcast Radio & TV (0.2%):
   1,000    Ackerly Group, Inc., 9.00%,
              1/15/09 .........................         880
   1,000    Salem Communication Corp., 9.50%,
              10/1/07 .........................         951
   1,000    Spanish Broadcasting, 9.63%,
              11/1/09 .........................         885
                                                 ----------
                                                      2,716
                                                 ----------
Building & Development (0.1%):
   1,000    NCI Building Systems, Inc., 9.25%,
              5/1/09 ..........................         948
                                                 ----------
Business Equipment & Services (0.1%):
   1,000    Iron Mountain, Inc., 10.13%,
              10/1/06 .........................       1,040
                                                 ----------
Cable Television (0.6%):
   1,000    Charter Communications, Inc.,
              10.25%, 1/15/10 .................         980
   1,000    Classic Cable, Inc., 9.38%,
              8/1/09 ..........................         455
   4,000    Comcast Cable, 8.38%, 5/1/07 ......       4,280
   1,500    CSC Holdings, Inc., 7.25%,
              7/15/08 .........................       1,460
   1,000    Mediacom L.L.C., 8.50%, 4/15/08 ...         920
   1,000    RCN Corp., 10.13%, 1/15/10 ........         515
                                                 ----------
                                                      8,610
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Chemicals/Plastics (0.2%):
 $ 1,000    Huntsman ICI Chemicals, 10.13%,
              7/1/09 ..........................  $      978
   1,000    ISP Holdings, Inc., Series B,
              9.75%, 2/15/02 ..................         835
   1,000    Philipp Brothers, 9.88%, 6/1/08 ...         725
                                                 ----------
                                                      2,538
                                                 ----------
Clothing/Textiles (0.0%):
     590    Polymer Group, Inc., Series B,
              9.00%, 7/1/07 ...................         392
                                                 ----------
Containers & Packaging (0.1%):
   1,000    Portola Packaging, Inc., 10.75%,
              10/1/05 .........................         775
                                                 ----------
Cosmetics/Toiletries (0.1%):
   1,000    Drypers Corp., 10.25%, 5/15/28
              (c) .............................          88
     938    Drypers Corp., 10.25%, 5/15/28
              (c) .............................         955
     730    Home Products International, Inc.,
              9.63%, 5/15/08 ..................         412
                                                 ----------
                                                      1,455
                                                 ----------
Ecological Services & Equipment (0.4%):
   1,000    Marsulex, Inc., 9.63%, 7/1/08 .....         935
     740    Safety-Kleen Corp., 9.25%, 6/1/08
              (d) .............................          11
   5,000    Waste Management Inc., 6.88%,
              5/15/09 .........................       4,705
                                                 ----------
                                                      5,651
                                                 ----------
Electrical & Electronic (0.3%):
   1,000    Flextronics International Ltd.,
              8.75%, 10/15/07 .................         955
     650    IBM, 7.00%, 10/30/25 ..............         640
     500    Triton Energy Ltd., 8.88%,
              10/1/07 .........................         508
   1,000    Wesco Distribution, Inc., Series B,
              9.13%, 6/1/08 ...................         885
   1,000    Windmere-Durable Holdings, 10.00%,
              7/31/08 .........................         846
                                                 ----------
                                                      3,834
                                                 ----------
Equipment Leasing (0.1%):
   1,000    National Equipment Services,
              10.00%, 11/30/04 ................         585
   1,000    Williams Scotsman, Inc., 9.88%,
              6/1/07 ..........................         795
                                                 ----------
                                                      1,380
                                                 ----------

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
 Equipment Trust Certificate (1.5%):
 $ 4,547    Federal Express, 7.85%, 6/1/08 ....  $    4,607
  10,080    Northwest Air Trust, Series 2,
              Class A, 9.25%, 6/21/14 .........      11,036
   4,200    Northwest Air Trust, Series B,
              10.23%, 6/21/14 .................       4,733
                                                 ----------
                                                     20,376
                                                 ----------
Food Service (0.1%):
   1,000    Dominos, Inc., 10.38%, 1/15/09 ....         845
     581    Fresh Foods, Inc., 10.75%,
              6/1/06 ..........................         235
                                                 ----------
                                                      1,080
                                                 ----------
Forest Products (0.3%):
   1,000    Ainsworth Lumber, 12.50%,
              7/15/07 .........................         825
   1,000    American Tissue, Inc., 12.50%,
              7/15/06 .........................         805
   1,000    Buckeye Cellulose Corp., 9.25%,
              9/15/08 .........................         965
   1,000    Millar Western, 9.88%, 5/15/08 ....         795
   1,000    Pope & Talbot, 8.38%, 6/1/13 ......         955
                                                 ----------
                                                      4,345
                                                 ----------
Health Care (0.4%):
   1,000    Bally Total Fitness Holdings,
              9.88%, 10/15/07 .................         933
   1,000    Fisher Scientific International,
              Inc., 9.00%, 2/1/08 .............         933
   1,000    HCA-The Healthcare Co., 8.75%,
              9/1/10 ..........................       1,058
   1,000    HCR Manor Care, 7.50%, 6/15/06 ....         885
   1,000    Healthsouth Corp., 3.25%,
              4/1/03 ..........................         901
   1,500    Tenet Healthcare Corp., 8.00%,
              1/15/05 .........................       1,525
                                                 ----------
                                                      6,235
                                                 ----------
Hotels/Motels/Inns & Casinos (0.3%):
   1,000    HMH Properties, Inc., Series C,
              8.45%, 12/1/08 ..................         975
   1,000    Hollywood Park, Inc., 9.50%,
              8/1/07 ..........................       1,015
   1,000    Mandalay Resort Group, 6.75%,
              7/15/03 .........................         923
   1,000    Prime Hospitality Corp., 9.75%,
              4/1/07 ..........................       1,010
                                                 ----------
                                                      3,923
                                                 ----------
Industrial Equipment (0.2%):
   1,000    Airxcel, Inc., 11.00%, 11/15/07 ...         545
     500    Anchor Lamina, Inc., 9.88%,
              2/1/08 ..........................         179

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Equipment, continued:
 $   750    Columbus McKinnon Corp., 8.50%,
              4/1/08 ..........................  $      594
   1,000    Jackson Products, Inc., 9.50%,
              4/15/05 .........................         865
                                                 ----------
                                                      2,183
                                                 ----------
Industrial Goods & Services (4.3%):
   5,000    Avon Products, Inc., 6.25%, 5/1/03
              (b) .............................       4,972
   3,000    Beckman Instruments, 7.05%,
              6/1/26 ..........................       2,900
   3,000    Boise Cascade Co., 9.45%,
              11/1/09 .........................       3,035
     400    Brunswick Corp., 7.38%, 9/1/23 ....         377
   9,750    Case Corp., Series B, 6.25%,
              12/1/03 .........................       6,162
   1,500    D.R. Horton, Inc., 6.50%,
              4/1/08 ..........................       1,448
     250    Eastman Chemical, 7.60%, 2/1/27 ...         227
   2,500    Fred Meyer, Inc., 7.38%, 3/1/05 ...       2,582
   4,000    Golden State Petroleum, 8.04%,
              2/1/19 ..........................       4,214
     300    Ingersoll Rand Corp., 7.20%,
              6/1/25 ..........................         306
     300    Loews Corp., 7.63%, 6/1/23 ........         275
     400    Loral Corp., 7.00%, 9/15/23 .......         359
   5,000    Newell Co., 6.35%, 7/15/08 ........       4,713
   4,046    Newmont Gold Co., 8.91%, 1/5/09 ...       4,336
   2,500    Northrop-Grumman Co., 7.00%,
              3/1/06 ..........................       2,507
   7,000    NRG Energy Corp., 7.63%, 2/1/06
              (b) .............................       7,104
   4,525    Oslo Seismic Service, 8.28%,
              6/1/11 ..........................       4,739
   2,500    Owens-Illinois, Inc., 7.15%,
              5/15/05 .........................       1,413
   1,500    Terra Industries, 10.50%,
              6/15/05 .........................         878
     500    Weyerhauser Co., 7.50%, 3/1/13 ....         504
   2,500    Williams Cos., Inc., 6.13%,
              2/15/02 .........................       2,477
   6,000    Xerox Corp., 6.25%, 11/15/26 ......       3,390
   1,950    Yanacocha, 8.40%, 6/15/04 (b) .....       1,853
                                                 ----------
                                                     60,771
                                                 ----------
Leasing (0.9%):
   5,000    Enterprise Rent-A-Car, 6.38%,
              5/15/03 (b) .....................       4,932
   5,000    Hertz Corp., 6.50%, 5/15/06 .......       4,909
   2,500    Hertz Corp., 6.63%, 5/15/08 .......       2,418
                                                 ----------
                                                     12,259
                                                 ----------
Nonferrous Metals/Minerals (0.1%):
   1,000    Better Minerals & Aggregates,
              13.00%, 9/15/09 .................         760
                                                 ----------

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
 Oil & Gas (0.1%):
 $   500    Giant Industries, Inc., 9.75%,
              11/15/03 ........................  $      493
   1,500    Pride Petroleum Services, Inc.,
              9.38%, 5/1/07 ...................       1,552
                                                 ----------
                                                      2,045
                                                 ----------
Publishing (0.2%):
   1,000    Garden State Newspapers, 8.63%,
              7/1/11 ..........................         905
   1,000    Hollinger International Publishing,
              9.25%, 2/1/06 ...................       1,005
     530    Phoenix Color Corp., 10.38%,
              2/1/09 ..........................         379
                                                 ----------
                                                      2,289
                                                 ----------
Railroads (0.1%):
   1,000    Burlington Northern, 7.91%,
              1/15/20 .........................       1,061
                                                 ----------
Real Estate (0.5%):
   2,000    Avalon Properties, 7.38%,
              9/15/02 .........................       2,025
   5,000    Security Capital Pacific Trust,
              6.95%, 10/15/02 (b) .............       4,954
                                                 ----------
                                                      6,979
                                                 ----------
Retail - Other Specialty (0.1%):
   1,000    Central Tractor Farm & Country,
              10.63%, 4/1/07 ..................         553
   1,000    Group 1 Automotive, Inc., 10.88%,
              3/1/09 ..........................         855
                                                 ----------
                                                      1,408
                                                 ----------
Steel (0.1%):
   1,000    NS Group, Inc., 13.50%, 7/15/03 ...       1,030
                                                 ----------
Telecommunications (2.4%):
   1,000    Alaska Communications Systems
              Group, Inc., 9.38%, 5/15/09 .....         843
   1,000    Arch Communications, Inc., 13.75%,
              4/15/08 .........................         365
     250    AT&T Corp., 8.63%, 12/31/01 .......         244
   4,000    Bell Telephone Co., 8.35%,
              12/15/30 ........................       4,432
   1,000    Bellsouth Telecommunications,
              6.00%, 6/15/02 ..................         993
   2,845    British Telecom PLC, 8.13%,
              12/15/10 ........................       2,888
   1,000    Centennial Cellular Corp., 10.75%,
              12/15/08 ........................         945
   1,000    Exodus Communications, Inc.,
              10.75%, 12/15/09 ................         865
   1,000    Global Crossing Holding Ltd.,
              9.13%, 11/15/06 .................         963
     400    GTE Corp., 7.90%, 2/1/27 ..........         396

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $ 1,000    Level 3 Communications, Inc.,
              11.25%, 3/15/10 .................  $      875
     400    MCI Communications Corp., 8.25%,
              1/20/23 .........................         396
   1,000    McLeod USA, Inc., 9.25%,
              7/15/07 .........................         920
   1,000    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 ................         835
   5,000    New York Telephone, 5.63%,
              11/1/03 .........................       4,919
     500    New York Telephone, 6.13%,
              1/15/10 .........................         474
   1,000    Nextel Communications, Inc., 9.38%,
              11/15/09 ........................         935
   1,000    Nextlink Communications Inc.,
              10.50%, 12/1/09 .................         805
   5,000    Pacific Bell, 6.88%, 8/15/06 ......       5,110
     500    Price Communication Wire, 9.13%,
              12/15/06 ........................         509
   1,000    PSINet, Inc., 10.50%, 12/1/06 .....         265
   1,000    Rogers Cantel, Inc., 8.80%,
              10/1/07 .........................       1,005
   1,000    Rural Cellular, 9.63%, 5/15/08 ....         925
     270    United Telephones of Florida,
              8.38%, 1/15/25 ..................         289
   1,000    Voicestream Wire, 10.38%,
              11/15/09 ........................       1,076
   1,000    Williams Communications Group,
              Inc., 10.88%, 10/1/09 ...........         750
                                                 ----------
                                                     33,022
                                                 ----------
Transportation & Shipping (0.4%):
     686    Regional Jet Equipment Trust,
              7.77%, 9/5/04 (b) ...............         697
   5,000    Union Pacific Co., 9.63%,
              12/15/02 ........................       5,305
                                                 ----------
                                                      6,002
                                                 ----------
Utilities (1.5%):
   1,000    AES Corp., 9.50%, 6/1/09 ..........       1,040
   5,000    Baltimore Gas & Electric Co.,
              6.50%, 2/15/03 ..................       5,012
   1,000    Calpine Corp., 8.63%, 8/15/10 .....         970
   1,000    CMS Energy X-TRAS, 7.00%,
              1/15/05 .........................         938
     300    Commonwealth Edison, 8.38%,
              9/15/22 .........................         311
     500    Florida Power Corp., 8.00%,
              12/1/22 .........................         508
     200    Minnesota Power and Light Co.,
              7.50%, 8/1/07 ...................         205
   2,290    National Rural Utilities
              Cooperative Financial Corp.,
              6.75%, 9/1/01 ...................       2,297
   5,000    Ohio Edison, 8.25%, 4/1/02 ........       5,115
     250    Pacificorp, Series F, 7.24%,
              8/16/23 .........................         240

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $ 4,600    Penn Electric, 6.63%, 4/1/19 ......  $    4,084
     250    Texas Utilities, 7.88%, 3/1/23 ....         251
                                                 ----------
                                                     20,971
                                                 ----------
Yankee & Eurodollar (3.4%):
   3,650    Bombardier Capital, 6.00%, 1/15/02
              (b) .............................       3,635
     280    Canadian Pacific, Ltd., 9.45%,
              8/1/21 ..........................         328
     252    Government Trust Certificate,
              Israel, 9.40%, 5/15/02 ..........         258
   9,500    Grand Metro Investment Corp.,
              7.45%, 4/15/35 ..................       9,924
   1,000    Kingdom of Belgium, 9.20%,
              6/28/10 .........................       1,216
   3,000    Mobil Oil Canada, 5.00%,
              12/21/04 ........................       2,898
   4,250    Ras Laffan Gas, 7.63%, 9/15/06
              (b) .............................       4,171
   5,000    Royal Caribbean Cruises, 8.25%,
              4/1/05 ..........................       4,988
   1,150    Royal Caribbean Cruises, 6.75%,
              3/15/08 .........................       1,027
   5,000    Scotland International Finance,
              8.80%, 1/27/04 (b) ..............       5,314
   7,125    Scotland International Finance,
              7.00%, 11/29/49 (b) .............       6,688
   8,055    Societe Generale Estate LLC, 7.64%,
              9/30/07 (b) .....................       7,733
                                                 ----------
                                                     48,180
                                                 ----------
  Total Corporate Bonds                             455,447
                                                 ----------
PRIVATE PLACEMENT (0.1%):
Airlines (0.1%):
     990    Atlantic Coast Airlines, Inc.,
              8.75% 1/1/07 (b) ................         997
                                                 ----------
Cable Television (0.0%):
     500    Insight Midwest, 10.50%, 11/1/10
              (b) .............................         521
                                                 ----------
  Total Private Placement                             1,518
                                                 ----------
U.S. GOVERNMENT AGENCY (2.2%):
Federal Home Loan Bank (0.3%):
   2,600    5.59%, 1/13/03 ....................       2,601
   1,500    5.09%, 10/7/08 ....................       1,418
                                                 ----------
                                                      4,019
                                                 ----------
Resolution Funding Corporation (1.8%):
  10,000    4/15/19 ...........................       3,345
   5,000    10/15/19 ..........................       1,623
  65,000    10/15/19 ..........................      21,116
                                                 ----------
                                                     26,084
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY, CONTINUED:
Student Loan Marketing Association (0.1%):
 $   700    7.20%, 6/17/02 ....................  $      715
                                                 ----------
  Total U.S. Government Agency                       30,818
                                                 ----------
U.S. GOVERNMENT AGENCY MORTGAGES (31.2%):
Fannie Mae (9.4%):
  10,000    5.63%, 3/15/01 ....................       9,988
      17    8.00%, 11/1/02, Pool #076220 ......          17
   1,990    7.00%, 4/1/03, Pool #303876 .......       2,001
     286    6.90%, 12/25/03, Series 93-70,
              Class D .........................         288
     314    6.00%, 12/25/06, Series 93-212,
              Class PB ........................         313
     248    6.00%, 5/25/07, Series 93-209,
              Class G .........................         248
     725    7.50%, 9/25/07, Series 92-135,
              Class LC ........................         738
     542    3.27%*, 11/25/07, Series 93-174,
              Class SH ........................         530
   5,000    6.00%, 5/15/08 ....................       5,026
     490    6.50%, 5/25/08, Series 93-55, Class
              K ...............................         495
   3,000    6.50%, 9/25/08, Series 1993-175,
              Class PG ........................       3,013
   2,000    6.50%, 9/25/08, Series 99-19, Class
              LA ..............................       1,999
     746    6.54%, 9/25/08, Series 93-175,
              Class FE* .......................         736
     615    6.00%, 12/25/08, Series 93-231,
              Class M .........................         615
   1,000    7.15%, 10/17/09, Series 97-M1,
              Class B* ........................       1,030
   2,500    6.00%, 4/18/12, Series 97-31, Class
              EB ..............................       2,460
     300    6.50%, 3/25/13, Series 93-140,
              Class H .........................         302
   7,051    6.50%, 5/1/13, Pool #251700 .......       7,059
  12,795    6.00%, 1/1/14, Pool #440777 .......      12,643
   5,600    6.50%, 6/25/14, Series 98-59, Class
              VB ..............................       5,516
     399    12.50%, 1/1/16, Pool #303306 ......         457
   2,000    8.20%, 3/10/16 ....................       2,386
      22    5.70%, 6/25/17, Series X-225C,
              Class PD ........................          22
   1,512    6.50%, 12/18/17, Series 98-17,
              Class TB ........................       1,513
     232    9.30%, 5/25/18, Series 1988-13,
              Class C .........................         243
     154    6.50%, 9/25/08, Series 99-19, Class
              LA ..............................         170

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   277    8.80%, 1/25/20, Series 90-1, Class
              D ...............................  $      287
     280    6.00%, 2/25/20, Series 94-36, Class
              G ...............................         279
     308    9.50%, 5/15/20, Series 38, Class
              38-D ............................         318
     221    8.75%, 9/25/20, Series 90-110,
              Class H .........................         226
     311    6.00%, 10/25/20, Series 94-40,
              Class H .........................         309
     161    8.95%, 10/25/20, Series 90-117,
              Class E .........................         167
     299    8.50%, 9/25/21, Series G-29, Class
              O ...............................         309
   1,205    8.00%, 10/25/21, Series 91-141,
              Class PZ ........................       1,255
   2,779    7.00%, 1/25/22, Series G92-15,
              Class Z .........................       2,769
   1,095    7.75%, 3/25/22, Series 92-31, Class
              M ...............................       1,125
   2,652    6.00%, 5/25/22, Series 93-204,
              Class A .........................       2,646
     400    7.00%, 6/25/22, Series G92-30,
              Class Z .........................         398
   1,500    7.50%, 6/25/22, Series 92-101,
              Class J .........................       1,533
   1,239    9.00%, 6/25/22, Series 92-79, Class
              Z ...............................       1,312
   1,100    6.00%, 8/25/22, Series 1994-23,
              Class PE ........................       1,095
   1,520    4.56%, 2/25/23, Series 98-35, Class
              SV* .............................       1,432
     187    7.50%, 3/25/23, Series 93-23, Class
              PZ ..............................         188
   1,638    6.50%, 4/25/23, Series 93-160,
              Class AJ ........................       1,649
   2,469    0.00%, 5/25/23, Series 93-146,
              Class D, PO .....................       2,335
     535    7.00%, 5/25/23, Series 93-56, Class
              PZ ..............................         534
     326    7.00%, 5/25/23, Series 1993-60,
              Class Z .........................         313
   2,000    0.00%, 6/25/23, Series 93-257,
              Class C .........................       1,357
     515    7.00%, 6/25/23, Series 93-89, Class
              Z ...............................         480
     225    10.25%, 6/25/23, Series 93-98,
              Class SE, IF* ...................         229
     655    6.50%, 7/25/23, Series 96-59, Class
              K ...............................         636
   2,000    6.50%, 8/25/23, Series 94-28, Class
              K ...............................       1,994
   2,503    7.00%, 8/25/23, Series 1993-141,
              Class Z .........................       2,497
   2,097    6.50%, 11/25/23, Series 95-19,
              Class Z .........................       2,034
     199    1.10%, 1/25/24, Series 1994-22,
              Class SA* .......................         193
   1,000    6.00%, 5/25/24, Series 1999-1,
              Class PD ........................         968
   2,564    7.00%, 7/18/24, Series 97-12, Class
              G ...............................       2,570
   3,863    7.50%, 9/1/25, Pool #324179 .......       3,932

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   333    0.00%, 6/25/26, Series 99-27, Class
              PG, PO ..........................  $      210
     233    7.50%, 10/1/26, Pool #365997 ......         237
     212    7.50%, 2/1/27, Pool #250854 .......         215
   2,100    7.00%, 3/18/27, Series 97-11, Class
              E ...............................       2,098
   2,550    6.00%, 3/25/27, Series 1998-63,
              Class PG ........................       2,480
     947    7.50%, 4/18/27, Series 97-27, Class
              J ...............................         965
     295    7.00%, 3/1/28, Pool #251569 .......         296
   6,838    6.50%, 4/1/28, Pool #420165 .......       6,753
   4,766    6.50%, 7/1/29, Pool #252570 .......       4,702
   9,632    6.50%, 7/1/29, Pool #517679 .......       9,503
   4,544    6.50%, 8/1/29, Pool #323866 .......       4,484
   1,596    7.50%, 2/20/30, Series 2000-8,
              Class Z .........................       1,648
                                                 ----------
                                                    130,768
                                                 ----------
Freddie Mac (18.0%):
  18,000    0.00%, 8/15/02 ....................      16,380
      39    7.25%, 1/1/05, Pool #184093 .......          39
     100    6.75%, 12/15/05, Series 1507, Class
              LC ..............................         101
     411    6.00%, 5/15/07, Series 1490, Class
              PJ ..............................         410
   2,000    6.25%, 9/15/07, Series 1701, Class
              PG ..............................       2,002
      86    8.75%, 4/1/08, Pool #160043 .......          88
   1,532    0.00%, 5/15/08, Series 1989, Class
              L, PO ...........................       1,358
      88    8.00%, 8/1/08, Pool #180531 .......          90
     560    6.50%, 8/15/08, Series 1561, Class
              J ...............................         563
      53    8.25%, 9/1/08, Pool #186743 .......          54
   1,500    6.00%, 1/15/09, Series 1667, Class
              B ...............................       1,463
   2,074    7.00%, 6/1/09, Pool #E00313 .......       2,113
     112    8.00%, 8/1/09, Pool #256159 .......         114
   3,663    7.00%, 5/1/11, Pool #E00434 .......       3,723
   3,167    7.50%, 5/1/11, Pool #E00438 .......       3,242
   3,095    7.00%, 6/1/11, Pool #E64220 .......       3,145
   1,000    7.00%, 2/15/13, Series 1942, Class
              VD ..............................       1,006
   5,000    6.50%, 5/15/13, Series 2055, Class
              OE ..............................       5,050
     115    6.50%, 8/15/13, Series 1556, Class
              H ...............................         115

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $29,533    6.50%, 7/1/14, Pool #E00721 .......  $   29,556
     103    12.00%, 8/1/15, Pool #170269 ......         117
  15,450    6.50%, 12/15/15, Series 2054, Class
              VB ..............................      15,179
      39    7.50%, 11/1/16, Pool #280421 ......          40
      17    7.50%, 2/1/17, Pool #285128 .......          17
   2,000    6.00%, 2/15/17, Series 2108, Class
              VB ..............................       1,932
       8    7.50%, 3/1/17, Pool #290818 .......           8
       5    7.50%, 6/1/17, Pool #294569 .......           5
     301    5.50%, 1/15/19, Series 1590, Class
              FA ..............................         299
   1,229    5.50%, 11/25/23, Series 24, Class
              G ...............................       1,218
     111    12.00%, 7/1/19, Pool #555238 ......         125
     701    9.50%, 7/15/19, Series 11, Class
              D ...............................         737
     650    6.50%, 11/15/19, Series 1498, Class
              F ...............................         648
   1,150    6.00%, 12/15/19, Series 1666, Class
              E ...............................       1,146
     735    6.00%, 6/15/20, Series 1614, Class
              H ...............................         733
     350    9.20%, 10/15/20, Series 84, Class
              F ...............................         365
     203    8.13%, 11/15/20, Series 81, Class
              A ...............................         207
     301    9.10%, 1/15/21, Series 109, Class
              I ...............................         310
   5,000    7.00%, 1/17/21, Series 2190, Class
              PU ..............................       4,994
   1,700    6.00%, 4/15/21, Series 2091, Class
              PD ..............................       1,696
     289    6.50%, 12/15/21, Series 1552, Class
              GB ..............................         291
     250    6.25%, 3/15/22, Series 1671, Class
              F ...............................         250
   2,000    7.50%, 3/15/22, Series 1459, Class
              L ...............................       2,032
   4,096    8.00%, 6/15/22, Series 1316, Class
              Z ...............................       4,248
     216    8.66%, 8/15/22, Series 1541, Class
              KN, IF* .........................         210
   1,000    7.50%, 8/15/22, Series 1721, Class
              G ...............................       1,012
      87    8.50%, 9/15/22, Series 198, Class
              Z ...............................          87
     255    7.00%, 10/15/22, Series 1547, Class
              PK ..............................         261
     733    6.50%, 11/15/22, Series 1552, Class
              HB ..............................         732
   1,700    6.75%, 11/15/22, Series 1552, Class
              H ...............................       1,719
   2,729    6.50%, 2/15/23, Series 1614, Class
              P ...............................       2,744
     782    6.50%, 2/15/23, Series 1522, Class
              N ...............................         761
   2,500    6.50%, 3/15/23, Series 2137, Class
              TI ..............................       2,527
     802    6.00%, 5/15/23, Series 1630, Class
              PJ ..............................         779

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $13,318    6.00%, 6/15/23, Series 1637, Class
              G ...............................  $   13,236
     661    7.00%, 7/15/23, Series 1542, Class
              Z ...............................         650
     875    6.50%, 9/15/23, Series 1577, Class
              PV ..............................         861
     307    6.50%, 9/15/23, Series 1574, Class
              T ...............................         287
     489    6.50%, 9/15/23, Series 1633, Class
              B ...............................         490
   1,500    7.00%, 9/25/23, Series 29, Class
              J ...............................       1,503
     680    6.50%, 11/15/23, Series 1617, Class
              D ...............................         662
   4,332    6.25%, 11/25/23, Series 24, Class
              J ...............................       4,235
   2,590    6.50%, 12/15/23, Series 1628, Class
              LZ ..............................       2,482
   6,894    6.50%, 1/1/24, Gold Pool
              #C80091 .........................       6,840
     336    6.50%, 2/15/24, Series 1682, Class
              E ...............................         325
   1,976    10.00%, 2/15/24, Series 1671, Class
              QC, IF* .........................       2,178
     505    7.50%, 6/1/24, Pool #C80161 .......         515
   8,045    7.00%, 9/1/24, Pool #G00271 .......       8,103
   2,533    7.50%, 10/1/24, Pool #C80245 ......       2,583
   5,025    7.00%, 11/1/24, Pool #G00278 ......       5,061
   1,479    6.50%, 11/15/23, Series 2093, Class
              G ...............................       1,404
   3,000    6.50%, 9/15/26, Series 2067, Class
              PD ..............................       2,993
   3,600    6.25%, 10/15/26, Series 2082, Class
              PG ..............................       3,515
     746    6.38%, 11/20/26, Series 1998-14,
              Class PG ........................         746
   2,400    6.25%, 12/15/26, Series 2075, Class
              QG ..............................       2,364
     191    7.50%, 2/1/27, Pool #00496 ........         194
     133    7.50%, 2/1/27, Pool #78499 ........         135
  10,000    6.50%, 7/15/27, Series 2137, Class
              TG ..............................      10,066
   2,283    7.00%, 8/1/27, Gold Pool
              #D81734 .........................       2,292
   5,629    8.00%, 8/1/27, Gold Pool
              #G00747 .........................       5,782
   3,000    6.00%, 11/15/27, Series 2132, Class
              PD ..............................       2,917
   8,000    6.00%, 12/15/27, Series 2123, Class
              PE ..............................       7,786
   4,900    6.25%, 1/15/28, Series 2122, Class
              QR ..............................       4,763
     823    6.50%, 1/15/28, Series 2022, Class
              PE ..............................         803
   7,000    6.50%, 1/15/28, Series 2137, Class
              TM ..............................       7,046
     255    7.00%, 2/1/28, Pool #086005 .......         255
   2,000    6.00%, 4/15/28, Series 2161, Class
              PG ..............................       1,936

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   321    6.50%, 4/15/28, Series 2046, Class
              PN ..............................  $      308
   2,800    6.50%, 5/15/28, Series 2056, Class
              PH ..............................       2,678
   2,000    7.00%, 10/15/28, Series 2089, Class
              PJ ..............................         769
  10,000    6.00%, 11/15/28, Series 2091, Class
              PG ..............................       9,445
   4,851    6.00%, 2/1/29, Pool #C21930 .......       4,699
   4,608    6.50%, 6/1/29, Gold Pool
              #C00785 .........................       4,548
   4,685    7.00%, 8/1/29, Pool #C30263 .......       4,698
                                                 ----------
                                                    250,194
                                                 ----------
Government National Mortgage Assoc. (3.8%):
      38    8.00%, 5/15/04, Pool #002597 ......          38
     183    7.50%, 6/15/07, Pool #017109 ......         187
      59    8.00%, 10/15/07, Pool #19860 ......          60
      14    8.00%, 10/15/07, Pool #20471 ......          14
      66    8.00%, 11/15/07, Pool #21064 ......          67
      27    8.00%, 1/15/08, Pool #21259 .......          27
      59    8.00%, 5/15/08, Pool #23139 .......          61
      57    9.00%, 4/15/16, Pool #159851 ......          60
      38    9.00%, 9/15/16, Pool #164740 ......          40
      25    9.00%, 11/15/16, Pool #193234 .....          26
      80    9.00%, 12/15/16, Pool #190783 .....          84
      38    9.00%, 12/15/16, Pool #183237 .....          40
      28    9.00%, 12/15/16, Pool #151253 .....          30
     336    9.00%, 12/15/16, Pool #190923 .....         352
      73    9.00%, 1/15/17, Pool #180482 ......          77
       5    9.00%, 5/15/17, Pool #2003439 .....           5
   1,531    7.50%, 10/15/22, Pool #297656 .....       1,565
     186    7.00%, 1/15/23, Pool #339885 ......         188
     282    7.00%, 2/15/24, Pool #376855 ......         285
      99    7.00%, 4/15/24, Pool #380930 ......         100
     633    7.00%, 4/15/24, Pool #359713 ......         638
      51    7.00%, 4/15/24, Pool #389850 ......          51
   1,154    9.00%, 11/15/24, Pool #780029 .....       1,210
   3,025    7.50%, 7/15/26, Pool #430999 ......       3,080
     266    8.00%, 8/20/26, Pool #2270 ........         272
     213    7.50%, 2/15/27, Pool #442422 ......         216
     260    7.75%, 2/15/27, Pool #438633 ......         265
     168    8.00%, 3/20/27, Pool #2397 ........         172
   1,500    7.50%, 5/16/27, Series 97-8, Class
              PN ..............................       1,527
   1,735    8.00%, 6/20/27, Pool #2445 ........       1,772
   4,196    7.50%, 7/20/27, Pool #2457 ........       4,254
     316    7.00%, 11/15/27, Pool #460982 .....         317
   8,252    6.50%, 2/15/28, Pool #460759 ......       8,173
     255    8.00%, 4/20/28, Pool #002581 ......         260
     237    8.00%, 6/20/28, Pool #002606 ......         242
     752    8.00%, 7/20/28, Pool #2619 ........         768

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,597    8.00%, 8/20/28, Pool #2633 ........  $    1,632
   9,108    6.00%, 11/15/28, Pool #486678 .....       8,855
   4,766    6.50%, 6/15/29, Pool #472969 ......       4,718
   6,652    6.50%, 10/15/29, Pool #781118 .....       6,586
   1,013    9.35%, 11/16/29, Series 99-43,
              Class TA, IF* ...................       1,017
   3,355    8.00%, 1/16/30, Series 2000-1,
              Class PK ........................       3,531
                                                 ----------
                                                     52,862
                                                 ----------
  Total U.S. Government Agency Mortgages            433,824
                                                 ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.3%):
Other U.S. Agencies (0.3%):
   1,879    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20 ..........................       1,847
   2,640    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22 .........................       2,600
                                                 ----------
  Total U.S. Government Securities                    4,447
                                                 ----------
U.S. TREASURY OBLIGATIONS (19.0%):
U.S. Treasury Bonds (18.6%):
   6,050    11.88%, 11/15/03 ..................       7,109
  33,500    10.75%, 8/15/05 ...................      41,103
  46,815    12.75%, 11/15/10 ..................      61,550
   6,385    10.38%, 11/15/12 ..................       8,212
     750    7.25%, 5/15/16 ....................         883
   5,500    7.50%, 11/15/16 ...................       6,636
  10,925    8.88%, 8/15/17 ....................      14,841
  15,125    9.13%, 5/15/18 ....................      21,101
  14,000    9.00%, 11/15/18 ...................      19,408
   5,000    8.13%, 8/15/19 ....................       6,464
   1,150    8.50%, 2/15/20 ....................       1,542
   8,000    8.75%, 5/15/20 ....................      10,977
  12,685    8.13%, 5/15/21 ....................      16,568
  13,450    8.13%, 8/15/21 ....................      17,586
   7,125    8.00%, 11/15/21 ...................       9,221
  13,600    7.13%, 2/15/23 ....................      16,208
                                                 ----------
                                                    259,409
                                                 ----------
U.S. Treasury Inflation Protected Bonds (0.4%):
   1,086    3.63%, 7/15/02 ....................       1,088
   2,855    3.38%, 1/15/07 ....................       2,804
   1,076    3.63%, 4/15/28 ....................       1,056
                                                 ----------
                                                      4,948
                                                 ----------

Continued

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
 U.S. Treasury STRIPS (0.0%):
 $   308    5/15/13 ...........................  $      157
   1,040    5/15/18 ...........................         391
                                                 ----------
                                                        548
                                                 ----------
  Total U.S. Treasury Obligations                   264,905
                                                 ----------
INVESTMENT COMPANIES (1.7%):
  23,176    One Group Prime Money Market Fund,
              Class I .........................      23,176
                                                 ----------
  Total Investment Companies                         23,176
                                                 ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (14.2%):
Master Note (2.1%):
 $10,308    Bear Stearns Mortgage Capital,
              6.96%, 1/2/01* ..................      10,308
   4,350    General Mills, 6.76%, 1/2/01* .....       4,350
   8,512    Lehman Brothers, 6.97%, 1/2/01* ...       8,512
   4,540    Wheels, Inc, 6.78%, 1/2/01* .......       4,540
   1,892    Williamette, 6.69%, 1/2/01* .......       1,892
                                                 ----------
                                                     29,602
                                                 ----------
Put Bonds (7.7%):
   4,729    Associates Corp., 6.77%,
              9/17/01* ........................       4,782
   6,620    Bank of America, 6.84%, 7/5/01* ...       6,695
   3,783    Caterpillar Finance, 6.82%,
              5/1/01* .........................       3,783
   4,729    Chase Manhattan, 6.79%, 5/4/01* ...       4,729
   4,729    Chase Manhattan, 6.88%, 5/6/02* ...       4,729
   4,729    First Union, 6.73%, 2/19/02* ......       4,796
   4,729    GMAC, 7.01%, 12/18/02* ............       4,729
   4,729    Goldman Sachs, 6.82%, 11/19/01* ...       4,729
   7,093    Jackson National, 7.12%,
              4/15/01* ........................       7,092
   4,729    JP Morgan & Co., 6.78%, 5/4/01* ...       4,729
   6,620    Key Bank, 6.81%, 1/7/02* ..........       6,614
   4,729    Lehman Brothers, 6.93%,
              11/22/02* .......................       4,729
   5,675    Lexington Park Capital Corp.,
              6.66%, 1/25/01* .................       5,674
   1,892    Liberty Lighthouse, 6.85%,
              4/12/02* ........................       1,891
   1,892    Merrill Lynch, 6.83%, 10/23/02* ...       1,892

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
    LENDING, CONTINUED:
Put Bonds, continued:
 $ 4,729    Merrill Lynch, 6.93%, 5/6/02* .....  $    4,729
   5,675    Morgan Stanley, 6.50%,
              10/15/02* .......................       5,674
   4,729    Salomon Smith Barney, 6.81%,
              4/12/01* ........................       4,729
   4,729    Sigma Financial, 6.68%,
              5/15/01* ........................       4,729
   3,783    Sigma Financial, 6.93%, 2/2/01* ...       3,783
   1,892    Sigma Financial, 6.65%,
              9/25/01* ........................       1,895
   4,729    SPARCC, 6.76%, 4/2/01* ............       4,729
   4,729    US Bancorp, 6.90%, 5/8/02* ........       4,729
                                                 ----------
                                                    106,590
                                                 ----------
Repurchase Agreements (4.4%):
  16,078    Goldman Sachs, 6.87%, 1/2/01
              (Collateralized by $17,162
              various Corporate Bonds, 6.15% -
              9.98%, 5/1/02 - 10/15/27, market
              value $17,520) ..................      16,078
     414    Lehman Brothers, 6.75%, 1/2/01
              (Collateralized by $443 various
              Commercial Papers, 0.00%, 2/28/01
              - 6/21/01, market value $435) ...         414
  23,644    Merrill Lynch, 6.95%, 1/2/01
              (Collateralized by $57,896
              various Corporate Bonds, 0.00% -
              12.00%, 1/1/01 - 8/15/30, market
              value $25,300) ..................      23,644
  21,752    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $21,473
              various Commercial Paper, 0.00% -
              7.40%, 1/2/01 - 5/4/01, market
              value $23,769) ..................      21,752
                                                 ----------
                                                     61,888
                                                 ----------
  Total Short-Term Securities Held as
  Collateral   for Securities Lending               198,080
                                                 ----------
Total (Cost $1,565,141)(a)                       $1,580,412
                                                 ==========

------------
Percentages indicated are based on net assets of $1,391,518.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 44,785
                   Unrealized depreciation......................   (29,514)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 15,271
                                                                  ========

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $101,594 or 7.30% of net assets.

One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

(c) Drypers Corp., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has $0 accrued interest and amortized cost of $805.

(d) Safety Kleen Corp., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has $0 accrued interest and amortized cost of $732.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 ASSET BACKED SECURITIES (0.7%):
 $ 2,300    Merrill Lynch MBS, Inc., Series
              144-S, 7.43%, 7/25/24 .............  $  2,266
                                                   --------
  Total Asset Backed Securities                       2,266
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.5%):
     299    ABN AMRO Mortgage Corp., Series 98-5,
              Class A7, 4.59%, 1/25/29, IF* .....       184
     391    Citicorp Mortgage Securities, Inc.,
              Series 1994-6, Class A3, 5.75%,
              3/25/09 ...........................       387
   1,648    Citicorp Mortgage Securities, Inc.,
              Series 98-1, Class A2, 6.75%,
              2/25/28 ...........................     1,655
   1,959    Citicorp Mortgage Securities, Inc.,
              Series 94-D, 6.00%, 3/25/24 .......     1,928
     890    GE Capital Mortgage Services, Inc.,
              Series 93-17, Class A14, 6.50%,
              12/25/23 ..........................       877
     701    GE Capital Mortgage Services, Inc.,
              Series 99-5, Class A25, 0.00%,
              5/25/29, PO .......................       262
   2,538    Kidder Peabody Mortgage Assets Trust,
              Series B, Class A1, 0.00%, 4/22/18,
              PO ................................     2,138
     866    Kidder Peabody Mortgage Assets Trust,
              Series 22, Class D, 9.95%,
              2/1/19 ............................       886
      50    Merrill Lynch Trust, Series 7, Class
              B, 0.00%, 4/20/18, PO .............        47
       1    Morgan Stanley Mortgage Trust, Series
              35, Class 2, 5636.00%, 4/20/21, HB,
              IF* ...............................       114
       2    Morgan Stanley Mortgage Trust, Series
              37, Class 2, 5636.00%, 7/20/21, HB,
              IF* ...............................       187
      88    Morgan Stanley Mortgage Trust, Series
              38, Class 4, 0.00%,
              11/20/21, PO ......................        74
      32    Morgan Stanley Mortgage Trust, Series
              39, Class 3, 0.00%,
              12/20/21, PO ......................        28
   1,000    Norwest Assets Securities Corp.,
              Series 98-7, Class A3, 6.75%,
              4/25/28 ...........................       983
     527    Prudential-Bache CMO Trust, Series 4,
              Class A, 6.76%, 9/1/18 ............       520
     500    Residential Funding Mortgage
              Securities, Inc., Series 98-S12,
              Class A6, 6.75%, 5/25/28 ..........       481
   2,114    Residential Funding Mortgage
              Securities, Inc., Series 96-S14,
              Class A12, 7.00%, 5/25/26 .........     2,108

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,198    Salomon Brothers Mortgage Securities
              Trust VII, Series 00-UP1, Class A2,
              8.00%, 9/25/30 ....................  $  1,223
                                                   --------
  Total Collateralized Mortgage Obligations          14,082
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (90.2%):
Fannie Mae (39.2%):
      23    0.00%, 3/1/02, Series 8, Class 1,
              PO ................................        23
       0    12.00%, 1/1/04, Pool #70659 (b) .....         0
     139    10.00%, 5/25/04, Series 89-26, Class
              D .................................       142
       2    758.75%, 1/25/06, Series 91-4,
              Class N, HB .......................        21
       3    908.75%, 3/25/06, Series 91-20,
              Class M, HB .......................        40
       1    1008.00%, 4/25/06, Series 91-33,
              Class J, HB .......................        16
   1,496    8.00%, 7/25/06, Series 92-122, Class
              C .................................     1,515
      13    6.00%, 8/25/06, Series 93-188,
              Class WA, IO (b) ..................         0
   1,000    8.00%, 11/25/06, Series 92-92, Class
              K .................................     1,015
       6    7.50%, 8/25/07, Series G92-48, Class
              H .................................         6
   2,038    7.50%, 9/25/07, Series 92-135, Class
              LC ................................     2,076
   1,242    0.00%, 2/25/08, Series 96-24, Class
              K, PO .............................     1,149
     631    6.39%, 5/25/08, Series 93-63, Class
              FD* ...............................       617
     649    6.49%, 5/25/08, Series 93-72, Class
              F* ................................       642
   1,000    9.06%, 7/25/08, Series 93-238, Class
              SB, IF* ...........................     1,049
     717    5.66%, 8/25/08, Series 93-209, Class
              KB ................................       709
   1,365    10.53%, 8/25/08, Series 93-134,
              Class SA, IF* .....................     1,422
   2,354    0.00%, 9/25/08, Series 96-20, Class
              L, PO .............................     1,876
     901    6.39%, 9/25/08, Series 93-164, Class
              FE ................................       894
     472    6.42%, 9/25/08, Series 93-164,
              Class SA, IF* .....................       481
   1,000    6.54%, 9/25/08, Series 93-175, Class
              FE* ...............................       986
     855    9.86%, 9/25/08, Series 93-175,
              Class S, IF* ......................       903
   1,650    0.00%, 10/25/08, Series 96-24,
              Class B, PO .......................     1,221
   1,220    6.12%, 10/25/08, Series 93-192, Class
              SC ................................     1,208
     602    6.49%, 10/25/08, Series 93-196,
              Class FA* .........................       596
     602    9.25%, 10/25/08, Series 93-196,
              Class SB, IF* .....................       631
      51    6.00%, 12/25/08, Series 93-214, Class
              L .................................        50

Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,000    4.77%, 2/25/09, Series 94-13,
              Class SK, IF* .....................  $    963
   1,750    6.50%, 3/25/09, Series 95-13, Class
              B .................................     1,749
   1,000    13.75%, 3/25/09, Series 94-34,
              Class S, IF* ......................     1,139
     445    9.00%, 2/1/10, Pool #303165 .........       466
   1,000    7.00%, 4/25/10, Series 92-124, Class
              D .................................     1,005
     808    10.25%, 7/15/13, Pool #100121 .......       857
   1,520    6.50%, 9/1/13, Pool #251982 .........     1,522
   1,243    1.06%, 11/25/13, Series 93-220,
              Class SD, IF* .....................     1,162
     994    6.37%, 11/25/13, Series 93-220,
              Class SE, IF* .....................       971
     453    12.50%, 1/1/16, Pool #303306 ........       519
   1,268    6.50%, 6/1/16, Pool #368930 .........     1,267
     165    7.00%, 4/1/17, Pool #44699 ..........       166
     444    10.00%, 9/1/17, Series 23, Class 2,
              IO ................................       101
     756    6.50%, 12/18/17, Series 98-17, Class
              TB ................................       756
   2,598    8.00%, 1/25/18, Series 92-7, Class
              Q .................................     2,692
   1,748    9.25%, 4/25/18, Series 88-7, Class
              Z .................................     1,832
     493    9.00%, 5/1/18, Pool #426836 .........       517
     115    0.00%, 5/25/18, Series 88-11,
              Class D, PO .......................        94
     700    4.54%, 6/25/18, Series 92-206, Class
              FA* ...............................       671
   1,317    9.85%, 11/1/18, Series 97-77, Class
              M .................................     1,408
   1,113    10.50%, 11/1/18, Pool #550942 .......     1,222
     121    9.50%, 12/25/18, Series 88-29, Class
              B .................................       127
     523    7.74%, 3/1/19, Pool #116612* ........       528
     537    10.30%, 4/25/19, Series 89-19, Class
              A .................................       572
     290    10.45%, 4/25/19, Series 89-21, Class
              G .................................       311
     671    6.90%, 6/25/19, Series 89-27, Class
              Y .................................       666
     918    10.00%, 7/1/19, Pool #559204 ........     1,007
       0    0.00%, 10/25/19, Series 89-73,
              Class C, PO (b) ...................         0
     250    2.53%, 10/25/19, Series 93-156,
              Class SD, IF* .....................       232
     816    8.00%, 10/25/19, Series 89-70, Class
              G .................................       838
     377    9.00%, 11/25/19, Series 89-89, Class
              H .................................       394
     441    9.40%, 11/25/19, Series 89-78, Class
              H .................................       470
     358    5.50%, 6/25/20, Series 90-60, Class
              K .................................       344
     364    5.50%, 8/25/20, Series 90-93, Class
              G .................................       351
   1,367    6.50%, 8/25/20, Series 90-102, Class
              J .................................     1,358
       6    1118.00%, 8/25/20, Series 90-95,
              Class J, HB .......................       156

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   181    11.62%, 11/25/20, Series 90-134,
              Class SC, IF* .....................  $    200
   1,145    6.50%, 12/25/20, Series 97-85,
              Class L, IO .......................        73
      15    652.15%, 12/25/20, Series 90-140,
              Class K, HB .......................       228
   1,895    8.00%, 1/25/21, Series 95-24, Class
              D .................................     1,930
     102    6.00%, 2/25/21, Series 93-105, Class
              A .................................       101
       1    907.68%, 2/25/21, Series 91-7,
              Class K, HB* ......................        30
   1,238    0.13%, 4/25/21, Series 93-179, Class
              SP ................................     1,137
     850    4.59%, 4/25/21, Series G93-16, Class
              H .................................       807
     206    8.50%, 6/25/21, Series 91-144, Class
              PZ ................................       206
     111    6.50%, 10/25/21, Series 94-30, Class
              LA ................................       111
     826    7.00%, 10/25/21, Series 92-124, Class
              PJ ................................       827
   1,000    7.88%, 11/25/21, Series 92-215, Class
              PM ................................     1,029
   1,853    7.00%, 1/25/22, Series G92-15, Class
              Z .................................     1,846
     701    7.70%, 2/25/22, Series G92-12, Class
              B .................................       717
   3,499    5.23%, 3/25/22, Series 92-33, Class
              F* ................................     3,366
       2    3615.84%, 5/25/22, Series G92-27,
              Class SQ, HB, IF* .................       179
   1,000    7.50%, 6/25/22, Series 92-101, Class
              J .................................     1,022
     959    7.00%, 7/25/22, Series G92-42, Class
              Z .................................       967
   1,000    6.50%, 8/25/22, Series 96-59, Class
              J .................................       995
      65    7.00%, 10/25/22, Series 93-69, Class
              D .................................        65
   1,669    7.00%, 10/25/22, Series G92-61, Class
              Z .................................     1,625
     961    7.53%, 10/25/22, Series G92-62,
              FB ................................       971
     616    6.75%, 12/25/22, Series 93-46, Class
              O .................................       605
   1,235    7.89%, 12/25/22, Series X, Class VO,
              IF* ...............................     1,307
      63    0.00%, 2/25/23, Series G93-12,
              Class C, PO .......................        61
     230    2.84%, 2/25/23, Series 93-12,
              Class S, IF, IO* ..................         2
   1,187    3.71%, 2/25/23, Series 93-202, Class
              VO ................................     1,082
       1    369.10%, 2/25/23, Series 93-12,
              Class SB, IF, IO* .................         1
     980    0.00%, 3/25/23, Series 93-247,
              Class CB, PO ......................       721
   1,728    0.00%, 5/25/23, Series 93-146,
              Class D, PO .......................     1,635
     787    3.81%, 5/25/23, Series 93-110,
              Class S, IF* ......................       619
     128    6.75%, 5/25/23, Series 93-94, Class
              K .................................       126

Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   856    7.88%, 5/25/23, Series 93-97, Class
              FA*................................  $    871
   3,517    0.00%, 6/25/23, Series 93-257, Class
              C .................................     2,386
   5,106    0.99%, 5/25/23, Series 94-82,
              Class SA, IF, IO* .................       120
   1,247    1.19%, 6/25/23, Series 94-28, Class
              SD, IF* ...........................     1,074
   1,650    2.05%, 6/25/23, Series 93-155, Class
              SL ................................     1,356
   6,501    7.00%, 6/25/23, Series 93-102,
              Class M, IO .......................       846
     304    4.46%, 7/25/23, Series 93-113, Class
              SE ................................       272
     500    6.84%, 7/25/23, Series 93-116, Class
              FD* ...............................       492
     449    0.73%, 8/25/23, Series G93-27, Class
              SE* ...............................       281
   2,214    1.34%, 8/25/23, Series 94-36, Class
              SG, IF, IO* .......................        96
     977    1.49%, 8/25/23, Series 93-139, Class
              SG, IF* ...........................       839
   1,736    5.15%, 8/25/23, Series 94-37, Class
              FG* ...............................     1,655
     318    7.58%, 8/25/23, Series 93-162, Class
              F* ................................       317
     764    0.00%, 9/25/23, Series 93-228, Class
              G, PO .............................       491
   1,000    4.64%, 10/25/23, Series 93-189, Class
              FB* ...............................       886
   1,519    7.38%, 10/25/23, Series 98-64, Class
              FC* ...............................     1,507
   1,184    1.04%, 11/25/23, Series 93-207, Class
              SC, IF* ...........................     1,013
   1,000    10.00%, 11/25/23, Series 93-206,
              Class SD, IF* .....................     1,007
     166    1.25%, 12/25/23, Series 93-245, Class
              SE, IF* ...........................       140
     341    5.75%, 12/25/23, Series 93-223, Class
              SB, IF* ...........................       335
     526    6.79%, 12/25/23, Series 93-223, Class
              FB* ...............................       522
     837    7.26%, 12/25/23, Series 93-230, Class
              FA* ...............................       838
   1,000    6.50%, 1/25/24, Series 94-36, Class
              M .................................     1,001
     593    10.00%, 2/1/24, Pool #479469 ........       651
     898    0.00%, 2/25/24, Series 99-16, Class
              B, PO .............................       633
     931    9.00%, 3/1/24, Series 265, Class
              2 .................................       979
     108    5.05%, 3/25/24, Series 94-39, Class
              S, IF* ............................       109
     822    6.50%, 3/25/24, Series 95-18, Class
              B .................................       815
     282    7.06%, 3/25/24, Series 94-39, Class
              F* ................................       282
   2,007    9.00%, 11/1/24, Pool #544983 ........     2,103
   2,359    9.00%, 10/1/25, Pool #547543 ........     2,471

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   803    7.00%, 11/17/24, Series G94-13, Class
              ZB ................................  $    781
   1,409    9.00%, 11/1/25, Pool #561547 ........     1,476
     311    9.50%, 12/18/25, Series 97-7, Class
              C .................................       328
     229    9.00%, 4/1/26, Pool #446278 .........       240
   1,000    5.00%, 5/18/26, Series 97-85, Class
              D .................................       938
   1,232    9.00%, 7/1/26, Pool #414340 .........     1,290
   1,050    7.50%, 8/18/26, Series 97-29, Class
              PL, IO ............................       224
     630    9.00%, 1/1/27, Pool #568242 .........       653
   2,267    8.50%, 2/17/27, Series G97-2, Class
              ZA ................................     2,402
   1,000    7.50%, 3/18/27, Series 97-22, Class
              PI, IO ............................       119
   3,704    1.84%, 3/25/27, Series 97-20, Class
              IO, IO ............................       157
     947    7.50%, 4/18/27, Series 97-27, Class
              J .................................       965
     564    6.76%, 9/1/27, Pool #54844* .........       562
   2,182    7.00%, 11/18/27, Series 97-81, Class
              PI, IO ............................       529
     667    9.50%, 7/1/28, Pool #457268 .........       706
   1,152    6.50%, 7/18/28, Series 98-36, Class
              D .................................     1,113
   1,742    6.00%, 12/1/28, Pool #454390 ........     1,687
   2,404    6.20%, 1/25/29, Series 98-70, Class
              AG ................................     2,317
     585    6.25%, 1/25/29, Series 98-71, Class
              M .................................       558
     304    7.00%, 2/25/29, Series 99-65, Class
              ZB ................................       296
   2,340    6.76%, 3/1/29, Pool #303532* ........     2,335
     201    6.50%, 4/25/29, Series 99-13, Class
              PK, IO ............................        45
   1,392    7.34%, 2/20/30, Series 00-8, Class
              F* ................................     1,382
     910    8.50%, 3/1/30, Pool #253275 .........       939
     917    8.50%, 6/1/30, Pool #535442 .........       950
                                                   --------
                                                    121,692
                                                   --------
Freddie Mac (40.7%):
      19    7.50%, 2/1/02, Pool #200067 .........        19
      26    7.50%, 4/1/02, Pool #200070 .........        26
       3    6.50%, 8/1/02, Pool #250614 .........         3
     527    7.50%, 3/1/04, Gold Pool #N97491 ....       536
     101    8.00%, 8/1/04, Pool #542650 .........       100
   2,033    0.90%, 9/15/04, Series 1982, Class
              SB, IF, IO* .......................        35
       2    778.65%, 1/25/06, Series 91-4, Class
              H, HB .............................        28
       8    1008.00%, 5/15/06, Series 1072, Class
              A, HB .............................       121

Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     1    1008.00%, 6/15/06, Series 1098, Class
              M, HB .............................  $     14
       2    1088.00%, 6/25/06, Series 91-71,
              Class E, HB .......................        35
       1    1182.80%, 9/25/06, Series 91-133,
              Class L, HB .......................        26
     802    7.50%, 2/15/07, Series 1322, Class
              G .................................       809
   1,172    4.50%, 3/15/07, Series 1295, Class
              JB ................................     1,141
     606    7.00%, 3/15/07, Series 1205, Class
              G .................................       612
      49    8.50%, 5/1/07, Pool #277261 .........        50
       3    981.87%, 6/15/07, Series 1298, Class
              L, HB .............................        57
     213    5.50%, 10/15/07, Series 1640, Class
              A .................................       212
      81    6.35%, 10/15/07, Series 1489, Class
              T .................................        80
     405    8.10%, 10/15/07, Series 1489, Class
              U .................................       408
   2,000    4.50%, 11/15/07, Series 1404, Class
              FA ................................     1,905
     276    0.00%, 12/15/07, Series 1450, Class
              K, PO .............................       250
      23    8.50%, 2/1/08, Pool #252763 .........        23
   1,793    2.25%, 2/15/08, Series 1465, Class
              SA, IF, IO* .......................        57
     577    4.27%, 3/15/08, Series 1661, Class
              SJ ................................       559
     114    5.50%, 4/15/08, Series 1489, Class
              L .................................       114
      73    6.00%, 4/15/08, Series 1531, Class
              K .................................        73
   1,021    0.00%, 5/15/08, Series 1989, Class L,
              PO ................................       905
     211    7.24%, 5/15/08, Series 1506, Class
              F* ................................       213
     934    8.50%, 6/15/08, Series 1539, Class S,
              IF* ...............................       958
   1,112    0.00%, 8/15/08, Series 1900, Class T,
              PO ................................       860
   1,680    3.96%, 8/15/08, Series 1565, Class
              OC ................................     1,562
     190    5.25%, 8/15/08, Series 1564, Class
              FB* ...............................       186
     207    6.42%, 8/15/08, Series 1561, Class
              SC, IF* ...........................       204
   1,080    6.59%, 10/15/07, Series 1612, Class
              F .................................     1,073
      88    9.21%, 8/15/08, Series 1564, Class
              SB, IF* ...........................        89
     279    6.00%, 9/15/08, Series 1586, Class
              A .................................       278
     465    3.57%, 12/15/08, Series 1625, Class
              SG ................................       440
     474    6.15%, 12/15/08, Series 1647, Class
              SB, IF* ...........................       469
     221    8.51%, 12/15/08, Series 1625, Class
              SH ................................       234
     805    6.40%, 2/15/09, Series 1679, Class
              O .................................       812
       9    7.50%, 3/1/09, Pool #258089 .........         9
     493    8.13%, 3/15/09, Series 1698, Class
              SC, IF* ...........................       525
     231    8.00%, 4/1/09, Pool #181504 .........       235
       5    8.00%,12/1/09, Pool #180415 .........         5

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,000    6.30%, 1/15/13, Series 2025, Class
              PE ................................  $    973
   2,000    6.50%, 5/15/13, Series 2055, Class
              OE ................................     2,020
   2,373    7.00%, 6/15/13, Series 1540, Class
              IA ................................     2,363
   1,750    1.40%, 10/15/13, Series 1595, Class
              S, IF, IO* ........................        33
     962    6.50%, 3/15/14, Series 2135, Class
              UK, IO* ...........................       174
     946    7.25%, 3/15/14, Series 1688, Class
              W .................................       959
   3,891    6.50%, 7/15/14, Series 2121, Class
              JO, IO ............................       387
     368    12.00%, 8/1/15, Pool #170269 ........       418
   1,500    6.50%, 12/15/15, Series 2054, Class
              VB ................................     1,474
      45    7.50%, 7/1/16, Pool #274081 .........        46
     107    7.50%, 11/1/16, Pool #280421 ........       108
      72    7.50%, 3/1/17, Pool #288120 .........        73
      22    7.50%, 4/1/17, Pool #289711 .........        22
      31    7.50%, 5/1/17, Pool #294000 .........        31
      39    7.50%, 5/1/17, Pool #292331 .........        39
     126    9.50%, 7/1/17, Series 59, Class 2,
              IO ................................        28
      60    8.00%, 10/15/18, Series 1, Class B,
              IO ................................        12
     642    10.50%, 5/1/19, Pool #530940 ........       695
     243    12.00%, 7/1/19, Pool #555238 ........       275
   1,395    9.50%, 7/15/19, Series 11, Class
              D .................................     1,467
     352    5.00%, 8/15/19, Series 1491, Class
              F .................................       349
   1,430    1.98%, 9/15/19, Series 1508, Class K,
              IO ................................        20
     337    7.50%, 1/15/20, Series 1297, Class
              H .................................       337
     627    9.50%, 2/15/20, Series 30, Class
              D .................................       650
      55    6.50%, 4/15/20, Series 1418, Class
              C .................................        55
     559    9.50%, 4/15/20, Series 22, Class
              C .................................       580
     670    9.60%, 4/15/20, Series 23, Class
              F .................................       699
      22    84.00%, 5/15/20, Series 41, Class I,
              HB ................................        48
      74    10.00%, 6/1/20, Series 16, Class B,
              IO ................................        17
     523    10.00%, 6/15/20, Series 47, Class
              F .................................       546
     444    9.00%, 10/15/20, Series 1807, Class
              G .................................       460
     258    9.20%, 10/15/20, Series 84, Class
              F .................................       268
     103    8.13%, 11/15/20, Series 81, Class
              A .................................       105
     342    9.50%, 1/15/21, Series 99, Class
              Z .................................       358
     164    7.00%, 2/15/21, Series 1525, Class
              B .................................       164
       2    1006.21%, 2/15/21, Series 1045, Class
              G, HB .............................        49
     201    9.00%, 4/15/21, Series 1065, Class
              J .................................       210
     345    7.70%, 5/15/21, Series 1084, Class
              F* ................................       349
     775    11.05%, 5/15/21, Series 1079, Class
              S, IF* ............................       864
     243    14.85%, 5/15/21, Series 1084, Class
              S, IF* ............................       289

Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $     1    1007.80%, 5/15/21, Series 1082, Class
              D, HB .............................  $     23
   2,316    7.50%, 6/15/21, Series 1365, Class
              PN ................................     2,339
       4    1009.00%, 6/25/21, Series 91-60,
              Class PM, HB ......................       101
       2    1009.50%, 8/15/21, Series 186, Class
              I, HB .............................        29
     389    7.00%, 9/15/21, Series 1133, Class
              H .................................       391
     669    8.50%, 9/15/21, Series 1144, Class
              KB ................................       679
       1    1010.00%, 9/15/21, Series 180, Class
              J, HB .............................        10
       1    1009.50%, 10/15/21, Series 189, Class
              K, HB .............................        24
   1,800    4.98%, 11/15/21, Series 1560, Series
              FC ................................     1,708
   2,026    7.50%, 11/15/21, Series 1378, Class
              JZ ................................     2,042
       4    1172.72%, 11/15/21, Series 1172,
              Class L, HB .......................        73
     418    7.00%, 12/20/21, Series 1956, Class
              A .................................       421
      18    378.77%, 1/15/22, Series 1196, Class
              B, IF, IO* ........................       149
   2,500    0.00%, 2/15/22, Series 1987, Class W,
              PO ................................     1,746
   2,000    8.00%, 8/15/22, Series 1343, Class
              LA ................................     2,071
     541    9.00%, 4/1/22, Series 134, Class B,
              IO ................................       109
   1,000    6.00%, 10/15/22, Series 1395, Class
              G .................................       966
     288    6.80%, 11/15/22, Series 1416, Class
              FB ................................       284
     288    7.47%, 11/15/22, Series 1416, Class
              SB ................................       275
   1,000    7.15%, 1/15/23, Series 1517, Class
              I .................................     1,009
     544    6.59%, 2/15/23, Series 1470, Class
              F* ................................       538
   1,000    6.50%, 4/15/23, Series 1619, Class
              C .................................     1,008
      69    4.36%, 5/15/23, Series 1694, Class
              SE, IF* ...........................        69
     644    5.14%, 5/15/23, Series 1614, Class
              VB, IF* ...........................       577
       8    546.84%, 5/15/23, Series 204, Class
              E, IF, IO* ........................       103
     662    6.50%, 5/25/23, Series 93-204, Class
              PE, IO ............................       101
     692    2.60%, 6/15/23, Series 1534, Class
              UB, IO* ...........................        42
     105    6.19%, 6/15/23, Series 1534, Class
              NC ................................       101
   1,000    6.50%, 6/15/23, Series 1526, Class
              L .................................       975
   2,000    7.00%, 6/15/23, Series 1927, Class
              PD ................................     2,019
   1,462    7.09%, 8/15/23, Series 1570, Class
              F* ................................     1,459
     812    10.23%, 8/15/23, Series 1560, Class
              SG ................................       818

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,165    3.85%, 8/25/23, Series 16, Class
              SE ................................  $    975
     152    1.11%, 9/15/23, Series 1583, Class
              NS, IF* ...........................       133
     698    1.98%, 9/15/23, Series 1583, Class
              ND, IO ............................        26
   5,370    7.00% 9/15/23, Series 1578, Class V,
              IO ................................       835
   1,269    10.00%, 9/15/23, Series 1584, Class
              FB* ...............................     1,347
     785    4.88%, 10/15/23, Series 1859, Class
              SB, IF, IO* .......................       118
   1,000    7.32%, 10/15/23, Series 1689, Class
              SD, IF* ...........................     1,067
  26,124    0.00%, 11/15/23, Series 1813, Class
              J, IO .............................       800
     985    5.84%, 11/15/23, Series 1610, Class
              SD, IF* ...........................       860
   4,972    1.13%, 11/25/23, Series 49, Class B,
              IO ................................       227
     795    1.13%, 11/25/23, Series 24, Class
              SG ................................       729
   6,372    0.00%, 12/15/23, Series 1918, Class
              PD, PO ............................     5,704
   2,400    1.99%, 12/15/23, Series 1628, Class
              S, IF* ............................     1,875
     875    3.85%, 12/15/23, Series 1644, Class
              NB ................................       858
     701    5.80%, 12/15/23, Series 1825, Class
              C .................................       695
   3,148    6.50%, 12/15/23, Series 1628, Class
              LZ ................................     3,018
   2,000    6.75%, 12/15/23, Series 1644, Class
              K .................................     2,013
   1,000    0.00%, 2/15/24, Series 1865, Class D,
              PO ................................       695
     723    4.36%, 2/15/24, Series 1686, Class
              SH, IF* ...........................       657
     220    5.00%, 2/15/24, Series 1686, Class
              A .................................       216
     988    10.00%, 2/15/24, Series 1671, Class
              QC, IF* ...........................     1,089
   1,445    5.03%, 3/15/24, Series 1689, Class
              FC* ...............................     1,335
   2,029    7.35%, 3/15/24, Series 1699, Class
              FC* ...............................     2,035
   1,313    0.87%, 4/25/24, Series G-29, Class
              SD, IF, IO* .......................        53
   2,000    5.75%, 7/15/24, Series 2072, Class
              PN ................................     1,943
   2,000    7.50%, 8/15/24, Series 1745, Class
              D .................................     2,053
     892    9.50%, 10/15/24, Series 2005, Class
              B .................................       929
   1,000    6.50%, 4/20/25, Series 2061, Class
              K .................................       981
   1,765    7.75%, 9/15/25, Series 2223, Class
              GB ................................     1,788
   3,197    6.10%, 4/15/26, Series 2094, Class
              A .................................     3,107
   2,650    6.50%, 1/15/27, Series 2083, Class
              PD ................................     2,643
   2,000    7.50%, 9/15/27, Series 1987, Class
              PE ................................     2,037
   1,000    6.00%, 11/15/27, Series 2132, Class
              PD ................................       972

Continued

One Group Mutual Funds
Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,863    7.00%, 3/15/28, Series 2038, Class
              PN, IO ............................  $    373
   1,000    6.00%, 4/15/28, Series 2161, Class
              PG ................................       968
   4,595    6.50%, 6/15/28, Series 2061, Class
              DC, IO ............................     2,309
   1,650    7.00%, 10/15/28, Series 2089, Class
              PJ ................................       635
   1,717    6.00%, 11/1/28, Gold Pool #C18115 ...     1,664
  14,425    6.50%, 1/1/29 .......................    14,252
   1,315    7.00%, 4/15/29, Series 2141, Class
              IO, IO ............................       321
     922    6.50%, 6/1/29, Gold Pool #C00785 ....       910
     942    6.50%, 7/1/29, Pool #C29164 .........       930
     865    7.00%, 8/15/29, Series 2178, Class
              PB ................................       876
   1,915    7.83%, 1/1/30, Pool #645242 .........     1,957
     294    9.00%, 9/15/30, Series 2254, Class
              Z .................................       327
                                                   --------
                                                    125,958
                                                   --------
Government National Mortgage Assoc. (10.3%):
      73    8.00%, 1/15/08, Pool #19368 .........        75
      97    8.00%, 2/15/08, Pool #20040 .........        99
      11    8.50%, 7/15/08, Pool #20682 .........        11
     107    8.50%, 8/15/08, Pool #27089 .........       110
      41    8.50%, 8/15/08, Pool #23102 .........        42
      90    0.00%, 5/20/17, Series 1, Class A ...        76
     856    7.10%, 12/16/18, Series 99-42, Class
              FG* ...............................       851
     374    11.00%, 1/15/21, Pool #780709 .......       409
     422    7.50%, 5/15/21, Series 1418, Class
              C .................................       426
     687    8.00%, 9/15/22, Pool #297628 ........       708
     675    7.50%, 11/15/22, Pool #313110 .......       690
     667    7.50%, 3/15/23, Pool #345288 ........       681
   1,000    7.99%, 7/16/24, Series 94-4, Class
              KQ ................................     1,040
     548    8.50%, 3/20/25, Pool #1974 ..........       563
     890    8.50%, 5/20/25, Pool #2006 ..........       915
   1,000    7.50%, 9/17/25, Series 98-26, Class
              K .................................     1,030
   4,000    7.50%, 4/18/26, Series 97-8, Class
              PD ................................     4,051
     418    8.00%, 6/20/26, Pool #2234 ..........       427
   4,000    7.50%, 8/16/26, Series 96-16, Class
              E .................................     4,073

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   571    8.00%, 8/20/26, Pool #2270 ..........  $    584
     444    8.00%, 11/20/26, Pool #2324 .........       454
   2,000    7.50%, 2/20/27, Series 97-2, Class
              E .................................     2,036
   1,500    7.50%, 7/20/27, Series 97-11, Class
              D .................................     1,535
   1,179    8.00%, 10/20/27, Pool #2499 .........     1,205
     818    7.50%, 2/20/28, Pool #2549 ..........       829
     231    8.00%, 4/15/28, Pool #466027 ........       237
     725    7.50%, 7/15/28, Pool #450038 ........       738
     514    8.00%, 7/15/28, Pool #468066 ........       527
     752    7.50%, 8/15/28, Pool #476874 ........       765
     626    7.50%, 8/15/28, Pool #482116 ........       637
   1,327    7.50%, 9/15/28, Pool #486537 ........     1,350
   2,058    7.50%, 9/20/28, Pool #2646 ..........     2,087
     875    6.50%, 10/15/28, Pool #486631 .......       867
     621    8.00%, 11/20/28, Pool #2677 .........       635
     433    7.17%, 5/16/29, Series 99-31, Class
              AF ................................       430
     863    9.35%, 11/16/29, Series 99-43,
              Class TA, IF* .....................       866
                                                   --------
                                                     32,059
                                                   --------
  Total U.S. Government Agency Mortgages            279,709
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
Other U.S. Agencies (0.9%):
     940    Federal Housing Administration,
              Pool #M170, 7.43%, 8/1/20 .........       923
   1,760    Federal Housing Administration,
              Series 96-2, 7.43%, 11/1/22 .......     1,734
                                                   --------
  Total U.S. Government Agency Securities             2,657
                                                   --------
INVESTMENT COMPANIES (3.7%):
  11,357    One Group Prime Money Market Fund,
              Class I ...........................    11,357
                                                   --------
  Total Investment Companies                         11,357
                                                   --------
Total (Cost $299,992)(a)                           $310,071
                                                   ========

------------
Percentages indicated are based on net assets of $310,187.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amount in thousands):

                   Unrealized appreciation......................  $10,655
                   Unrealized depreciation......................     (576)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $10,079
                                                                  =======

(b) Amount is less than $1,000.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 U.S. GOVERNMENT AGENCY MORTGAGES (71.2%):
Fannie Mae (20.5%):
 $    47    7.00%, 9/1/02, Pool #250355 .........  $     47
   1,990    7.00%, 4/1/03, Pool #303876 .........     2,001
      79    7.50%, 5/1/03, Pool #347175 .........        80
     599    7.50%, 7/1/03, Pool #250656 .........       607
      15    6.50%, 4/1/04, Pool #85019 ..........        15
     100    8.00%, 5/25/05, Series 92-146, Class
              D .................................       102
   4,450    7.00%, 7/17/05, Series 97-26, Class
              GD ................................     4,515
     107    6.25%, 2/25/07, Series 93-129, Class
              E .................................       107
   2,000    7.35%, 6/25/07, Series 93-11, Class
              N .................................     2,030
     932    7.00%, 9/1/07, Pool #185265 .........       945
   1,480    7.00%, 4/1/08, Pool #211750 .........     1,505
   6,000    8.30%, 10/25/08, Series 93-197, Class
              SC, IF* ...........................     6,312
   1,000    6.25%, 1/25/09, Series 94-12, Class
              C .................................     1,002
   6,878    5.22%, 2/25/09, Series 94-13, Class
              SM, IF* ...........................     6,735
   8,000    6.00%, 6/25/09, Series 94-86, Class
              PJ ................................     7,952
   1,701    7.00%, 7/1/10, Pool #250326 .........     1,728
   1,186    6.50%, 12/1/10, Pool #332301 ........     1,192
   7,120    6.00%, 3/1/11, Pool #340683 .........     7,066
   9,394    6.00%, 1/17/13, Series 98-37, Class
              VB ................................     9,109
  10,000    6.50%, 6/25/13, Series 94-1, Class
              K .................................    10,104
   3,596    6.35%, 8/25/13, Series 93-225B, Class
              VG ................................     3,611
   1,858    7.50%, 6/1/14, Pool #250081 .........     1,896
   4,000    6.50%, 6/25/14, Series 98-59, Class
              VB ................................     3,940
   1,537    7.50%, 7/1/14, Pool #250082 .........     1,568
      49    10.00%, 10/1/16, Pool #70110 ........        54
   2,898    10.00%, 9/1/17, Pool #303969 ........     3,176
   2,940    9.50%, 6/25/18, Series 88-16, Class B
              (c) ...............................     3,110
     199    10.00%, 10/1/19, Pool #231675 .......       217
   3,508    7.00%, 5/25/20, Series 90-57 (c) ....     3,525
      87    10.00%, 7/1/20, Pool #050318 ........        95
   5,584    6.50%, 5/25/21, Series 92-205, Class
              K .................................     5,593
   4,470    7.00%, 9/25/21, Series G92-64, Class
              K .................................     4,509
     143    10.00%, 11/1/21, Pool #208374 .......       157
     190    10.00%, 11/1/21, Pool #208372 .......       209
   5,150    6.55%, 12/25/21, Series 93-137, Class
              PH ................................     5,213
   1,000    7.25%, 5/25/22, Series G93-9, Class
              K .................................     1,011
     594    7.50%, 7/25/22, Series G92-35 .......       602
  10,785    6.50%, 2/17/23, Series G94-12, Class
              C .................................    10,687
   5,000    6.50%, 5/25/23, Series 94-110, Class
              H .................................     5,001
   7,400    7.00%, 9/25/23, Series 93-155, Class
              PJ ................................     7,465
   9,094    6.35%, 12/25/23, Series 94-43, Class
              PJ ................................     8,885
   5,042    7.00%, 1/25/24, Series 94-62, Class
              PJ ................................     5,131
   4,805    7.00%, 2/1/24, Pool #190257 .........     4,840
  10,556    6.00%, 3/15/24, Series 94-51, Class
              PV ................................     9,890

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   915    9.00%, 12/1/24, Pool #353898 ........  $    958
   2,393    7.00%, 8/1/25, Pool #315500 .........     2,408
  15,618    6.50%, 3/1/28, Pool #251613 .........    15,425
   2,129    7.50%, 2/20/30, Series 2000-8, Class
              Z .................................     2,197
   5,798    7.50%, 3/1/30, Pool #524949 .........     5,881
   7,810    7.50%, 4/1/30, Pool #536916 .........     7,922
   8,543    7.50%, 4/1/30, Pool #530816 .........     8,669
                                                   --------
                                                    196,999
                                                   --------
Freddie Mac (34.5%):
   1,010    7.50%, 11/15/01, Series 1318, Class
              JB ................................     1,012
     184    9.00%, 11/1/05, Pool #B00203 ........       190
     108    9.00%, 5/1/06, Pool #B0-0282 ........       109
   1,000    7.00%, 10/15/06, Series 1150, Class
              I .................................     1,011
       9    7.25%, 5/1/07, Pool #185801 .........         9
   3,425    7.00%, 9/15/07, Series 1457, Class
              PJ ................................     3,473
   4,850    6.50%, 4/15/08, Series 1489, Class
              I .................................     4,882
   2,295    7.50%, 4/1/09, Gold Pool #E00315 ....     2,353
     246    9.00%, 8/1/09, Pool #279063 .........       254
  16,500    6.50%, 9/15/09, Series 1838, Class G
              (c) ...............................    16,594
     449    9.00%, 12/1/09, Pool #256360 ........       462
   1,368    8.50%, 1/1/10, Gold Pool #G10305 ....     1,414
   3,701    6.00%, 4/1/14, Pool #E76438 .........     3,660
  14,480    6.00%, 4/1/14, Pool #E76504 .........    14,320
  33,887    6.50%, 6/1/14, Pool #E00678 .........    33,912
       2    9.50%, 4/1/16, Pool #170161 .........         2
   1,000    6.00%, 2/15/17, Series 2108, Class
              VB ................................       966
      92    9.00%, 10/1/17, Gold Pool #A00756 ...        96
      93    9.00%, 4/1/18, Gold Pool #A01143 ....        97
      24    9.00%, 10/1/20, Gold Pool #A01134 ...        25
      27    9.00%, 1/1/21, Gold Pool #A00948 ....        29
     444    7.25%, 2/15/21, Series 1464 .........       445
   4,113    6.95%, 3/15/21, Series 2081, Class
              PA ................................     4,114
       9    9.00%, 4/1/21, Gold Pool #D04193 ....         9
      37    9.00%, 6/1/21, Gold Pool #A01017 ....        39
      39    9.00%, 7/1/21, Gold Pool #A01093 ....        41
      24    9.00%, 9/1/21, Gold Pool #D32271 ....        25
      40    9.00%, 11/1/21, Gold Pool #D11866 ...        42
      23    9.00%, 11/1/21, Gold Pool #C00078 ...        25
      35    9.00%, 11/1/21, Gold Pool #D11191 ...        36
   5,500    6.50%, 1/15/22, Series 2149, Class
              TR ................................     5,557
      93    9.00%, 5/1/22, Gold Pool #D19203 ....        97
   2,000    8.00%, 8/15/22, Series 1343, Class
              LA ................................     2,071
     900    7.00%, 8/25/22, Series 13, Class
              PL ................................       920
  10,000    5.50%, 9/15/22, Series 1367, Class
              K .................................     9,270
   6,200    6.50%, 11/15/22, Series 1552, Class
              HB ................................     6,196

Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,248    7.00%, 4/15/23, Pool #348645 ........  $  2,267
   8,837    6.00%, 10/15/23, Series 1785, Class
              A .................................     8,473
   4,292    10.00%, 10/15/23, Series 1591, Class
              E .................................     4,838
  17,851    5.00%, 11/15/23, Series 1686, Class
              PG (c) ............................    17,655
   1,574    6.50%, 12/15/23, Series 1633, Class
              Z .................................     1,487
   6,722    6.50%, 1/1/24, Gold Pool #C80091 ....     6,669
   3,000    6.50%, 3/15/24, Series 1694, Class
              PK ................................     2,963
   1,602    8.50%, 5/1/24, Gold Pool #G00229 ....     1,668
   1,323    8.50%, 7/1/24, Gold Pool #C00354 ....     1,371
   1,233    7.50%, 9/1/24, Gold Pool #D56307 ....     1,257
   2,040    8.00%, 11/1/24, Gold Pool #C00376 ...     2,100
   2,426    7.00%, 8/1/25, Gold Pool #C00418 ....     2,442
   1,394    7.50%, 8/1/25, Gold Pool #C00414 ....     1,420
   1,930    7.00%, 9/1/25, Gold Pool #D63303 ....     1,943
   1,898    8.00%, 9/1/25, Gold Pool #D63705 ....     1,952
   7,246    7.00%, 4/1/26, Gold Pool #D69811
              (c) ...............................     7,292
   3,221    6.50%, 6/1/26, Pool #250575 .........     3,185
  11,800    6.50%, 10/17/26, Series 1985, Class
              PL ................................    11,530
   4,674    7.94%, 1/1/27, Pool #611141* ........     4,790
  10,500    6.00%, 2/15/27, Series 2091, Class
              PF ................................    10,226
  14,000    6.25%, 4/15/27, Series 2018, Class PE
              (c) ...............................    13,513
   5,000    6.50%, 1/15/28, Series 2137, Class
              TM ................................     5,033
   5,000    7.00%, 2/15/28, Series 2031, Class
              PG ................................     4,988
   9,000    6.95%, 3/15/28, Series 2035, Class
              PC ................................     9,104
  10,000    6.50%, 6/15/28, Series 2064, Class PD
              (c) ...............................     9,746
   2,704    8.50%, 7/1/28, Gold Pool #G00981 ....     2,801
  14,000    6.50%, 10/25/28, Series 1998-64,
              Class TM ..........................    13,614
   3,370    6.00%, 11/15/28, Series 2095, Class
              PE ................................     3,144
   4,401    6.50%, 2/1/29, Pool #C22459 .........     4,348
  26,122    6.50%, 4/1/29, Pool #C00742 .........    25,780
   1,963    6.50%, 4/1/29, Gold Pool #C24553 ....     1,937
   9,567    6.50%, 6/1/29, Gold Pool #C00785 ....     9,441
     819    6.50%, 7/1/29, Gold Pool #C29124 ....       808
  18,434    6.50%, 8/1/29, Gold Pool #C00843 ....    18,193
     914    8.04%, 4/1/30, Pool #846812* ........       930
                                                   --------
                                                    332,665
                                                   --------
Government National Mortgage Assoc. (16.2%):
       0    8.50%, 6/15/01, Pool #166491 (b) ....         0
       1    8.50%, 7/15/01, Pool #161997 ........         1
       0    9.00%, 9/15/01, Pool #174330 (b) ....         0
       5    9.00%, 9/15/01, Pool #166928 ........         5
       7    9.50%, 9/15/01, Pool #180786 ........         7
       6    8.50%, 11/15/01, Pool #179383 .......         6
       5    8.50%, 12/15/01, Pool #199837 .......         5
       5    9.00%, 12/15/01, Pool #187723 .......         5

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    10    8.00%, 3/15/02, Pool #205933 ........  $     10
       1    9.00%, 7/15/02, Pool #227176 ........         1
      47    9.00%, 5/15/03, Pool #154134 ........        49
      42    9.00%, 6/15/05, Pool #283904 ........        45
      28    9.00%, 8/15/05, Pool #291836 ........        29
       6    9.00%, 9/15/05, Pool #295227 ........         7
      20    9.00%, 9/15/05, Pool #292898 ........        21
      26    8.00%, 7/15/06, Pool #11337 .........        26
      15    7.50%, 7/15/07, Pool #17316 .........        15
      37    8.00%, 8/15/07, Pool #18677 .........        37
      24    8.00%, 8/15/07, Pool #18539 .........        24
      69    7.50%, 12/15/07, Pool #338189 .......        71
     560    6.50%, 7/15/08, Pool #349693 ........       566
      30    9.00%, 11/15/08, Pool #27932 ........        32
      72    6.50%, 3/15/09, Pool #367398 ........        73
      51    9.00%, 4/15/09, Pool #30352 .........        53
   1,522    6.50%, 5/15/09, Pool #366779 ........     1,538
      10    9.00%, 5/15/09, Pool #32214 .........        10
       2    9.50%, 7/15/09, Pool #34487 .........         2
      89    9.50%, 9/15/09, Pool #34878 .........        95
      17    9.50%, 10/15/09, Pool #36804 ........        18
      13    11.00%, 11/15/09, Pool #37615 .......        14
      12    11.00%, 6/15/15, Pool #130125 .......        13
      27    9.00%, 5/15/16, Pool #149877 ........        28
       4    9.00%, 6/15/16, Pool #157147 ........         5
      28    9.00%, 6/15/16, Pool #166130 ........        29
      37    9.00%, 7/15/16, Pool #167475 ........        38
      83    9.00%, 7/15/16, Pool #151273 ........        87
      39    9.00%, 7/15/16, Pool #144968 ........        41
      47    9.00%, 7/15/16, Pool #158921 ........        49
       9    9.50%, 7/15/16, Pool #166772 ........        10
      55    9.50%, 8/15/16, Pool #177531 ........        59
     160    9.00%, 9/15/16, Pool #169908 ........       168
      70    9.00%, 9/15/16, Pool #179044 ........        74
      39    9.00%, 10/15/16, Pool #173089 .......        41
      37    9.00%, 11/15/16, Pool #183868 .......        39
      67    9.00%, 11/15/16, Pool #156478 .......        70
       6    9.50%, 1/15/17, Pool #185619 ........         7
      96    9.00%, 2/15/17, Pool #195058 ........       101
       8    9.00%, 2/15/17, Pool #201757 ........         8
     134    9.00%, 6/15/17, Pool #219079 ........       140
       4    9.00%, 8/15/17, Pool #225825 ........         4
      15    9.50%, 8/15/17, Pool #224015 ........        16
     181    9.50%, 8/15/17, Pool #201217 ........       194
      30    9.50%, 8/15/17, Pool #218841 ........        32
      56    9.00%, 6/15/18, Pool #238161 ........        59

Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    30    9.50%, 8/15/18, Pool #248390 ........  $     32
       0    9.00%, 10/15/18, Pool #253188 (b) ...         0
      27    9.50%, 12/15/18, Pool #263400 .......        29
      72    10.00%, 4/15/19, Pool #257047 .......        78
      14    10.00%, 5/15/19, Pool #269607 .......        15
       2    9.00%, 10/15/19, Pool #267676 .......         2
      15    9.00%, 11/15/19, Pool #162768 .......        16
     116    9.50%, 12/15/19, Pool #281696 .......       125
      28    9.00%, 1/15/20, Pool #283138 ........        29
      12    9.00%, 2/15/20, Pool #276157 ........        13
      21    9.50%, 9/15/20, Pool #292918 ........        22
      34    9.50%, 12/15/20, Pool #291865 .......        36
   5,005    9.00%, 8/15/21, Pool #306081 ........     5,245
   1,558    9.00%, 12/15/21, Pool #780284 .......     1,633
      18    7.50%, 2/15/22, Pool #324025 ........        18
     203    8.00%, 7/15/22, Pool #321560 ........       209
     390    7.50%, 8/15/22, Pool #337141 ........       398
      15    7.00%, 10/15/22, Pool #337175 .......        15
     111    7.00%, 11/15/22, Pool #323008 .......       112
      19    7.00%, 12/15/22, Pool #339969 .......        19
     206    7.00%, 1/15/23, Pool #341536 ........       207
     250    7.00%, 1/15/23, Pool #342248 ........       252
      25    7.00%, 1/15/23, Pool #321675 ........        25
     189    7.00%, 1/15/23, Pool #346214 ........       190
     268    7.00%, 1/15/23, Pool #332022 ........       271
      30    7.00%, 3/15/23, Pool #350110 ........        31
     206    6.50%, 5/15/23, Pool #343208 ........       205
      37    7.00%, 5/15/23, Pool #338005 ........        37
     513    7.00%, 5/15/23, Pool #346572 ........       518
     474    7.00%, 5/15/23, Pool #342348 ........       478
     476    7.00%, 5/15/23, Pool #351041 ........       480
     426    7.00%, 5/15/23, Pool #221604 ........       429
      42    6.50%, 6/15/23, Pool #358250 ........        42
     270    6.50%, 6/15/23, Pool #348677 ........       269
      40    6.50%, 6/15/23, Pool #349788 ........        40
      71    6.50%, 6/15/23, Pool #346624 ........        71
   2,478    7.50%, 6/15/23, Pool #358801 ........     2,532
   3,402    7.50%, 6/15/23, Pool #359588 ........     3,476
     222    6.50%, 7/15/23, Pool #322200 ........       221
     225    7.00%, 7/15/23, Pool #353569 ........       227
     505    7.00%, 7/15/23, Pool #362982 ........       509
     312    7.00%, 7/15/23, Pool #360697 ........       314
     262    7.00%, 7/15/23, Pool #360889 ........       265
     225    7.00%, 7/15/23, Pool #358382 ........       227
      20    7.00%, 7/15/23, Pool #354538 ........        20
      15    7.00%, 7/15/23, Pool #350709 ........        15
     540    7.00%, 7/15/23, Pool #346673 ........       544
      90    7.00%, 7/15/23, Pool #357782 ........        91

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   144    7.00%, 7/15/23, Pool #325977 ........  $    145
     107    6.50%, 8/15/23, Pool #360713 ........       106
     299    6.50%, 8/15/23, Pool #353137 ........       298
     194    6.50%, 8/15/23, Pool #360738 ........       193
      87    6.50%, 8/15/23, Pool #359027 ........        86
     368    6.50%, 8/15/23, Pool #356717 ........       366
     200    6.50%, 8/15/23, Pool #344505 ........       199
     536    6.50%, 9/15/23, Pool #345375 ........       533
      31    6.50%, 9/15/23, Pool #339041 ........        31
     196    6.00%, 10/15/23, Pool #345389 .......       192
     328    6.00%, 10/15/23, Pool #364717 .......       321
      32    6.00%, 10/15/23, Pool #370006 .......        31
     142    6.50%, 10/15/23, Pool #345391 .......       141
   1,984    8.00%, 10/15/23, Pool #354681 .......     2,044
     415    6.50%, 11/15/23, Pool #369356 .......       413
      13    6.50%, 11/15/23, Pool #370927 .......        13
      65    6.50%, 12/15/23, Pool #365740 .......        65
      97    6.50%, 12/15/23, Pool #349944 .......        96
     400    6.50%, 12/15/23, Pool #369830 .......       398
      23    6.50%, 12/15/23, Pool #370289 .......        23
     667    6.50%, 12/15/23, Pool #349265 .......       664
     366    6.50%, 1/15/24, Pool #379127 ........       364
   1,034    6.50%, 2/15/24, Pool #362341 ........     1,028
     207    6.50%, 2/15/24, Pool #370338 ........       205
     107    6.50%, 2/15/24, Pool #380818 ........       107
     292    6.50%, 2/15/24, Pool #389200 ........       290
  14,578    6.50%, 2/15/24, Pool #354747 ........    14,494
     281    6.50%, 2/15/24, Pool #371999 ........       280
     933    7.00%, 2/16/24, Series 96-21, Class
              D .................................       941
     373    7.00%, 3/15/24, Pool #391552 ........       377
     939    7.00%, 3/15/24, Pool #379328 ........       946
     622    7.00%, 4/15/24, Pool #355128 ........       628
   1,334    7.00%, 4/15/24, Pool #379001 ........     1,345
     230    7.50%, 6/15/24, Pool #388747 ........       235
      39    7.50%, 6/15/24, Pool #389827 ........        40
     139    8.00%, 9/15/24, Pool #393908 ........       143
   1,356    8.00%, 9/15/24, Pool #403212 ........     1,397
     412    8.50%, 10/15/24, Pool #407073 .......       426
   3,298    9.00%, 11/15/24, Pool #780029 .......     3,458
      82    7.50%, 6/15/25, Pool #401860 ........        84
      73    8.00%, 6/15/25, Pool #385370 ........        75
     824    8.00%, 7/15/25, Pool #377557 ........       847
     847    7.25%, 12/15/25, Pool #411361 .......       854
   2,626    7.50%, 3/15/26, Pool #422308 ........     2,674
      72    7.50%, 3/15/26, Pool #381163 ........        73
   3,791    8.00%, 7/15/26, Pool #412644 ........     3,890
      87    8.00%, 8/15/26, Pool #436445 ........        89
   2,071    8.00%, 11/20/26, Pool #2324 .........     2,117

Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 4,448    8.00%, 12/20/26, Pool #2344 .........  $  4,547
   1,213    7.50%, 3/15/27, Pool #432398 ........     1,235
  14,500    6.50%, 6/20/27, Series 97-19, Class
              PJ (c) ............................    14,261
   2,942    6.00%, 7/20/27, Pool #80094* (c) ....     2,970
  15,000    6.25%, 8/20/27, Series 98-1, Class PD
              (c) ...............................    14,223
   7,169    8.00%, 11/20/27, Pool #2512 .........     7,325
   4,691    7.50%, 1/15/28, Pool #461625 ........     4,773
   8,556    7.50%, 2/15/28, Pool #462562 ........     8,707
      67    7.00%, 6/15/28, Pool #472679 ........        68
   9,718    7.50%, 7/15/28, Pool #780828 ........     9,891
  10,800    7.50%, 9/16/28, Series 99-33B, Class
              PQ ................................    11,078
   5,000    6.50%, 9/20/28, Series 98-22, Class
              PD ................................     4,842
   4,500    6.00%, 5/20/29, Series 99-17, Class
              L .................................     4,015
                                                   --------
                                                    155,809
                                                   --------
  Total U.S. Government Agency Mortgages            685,473
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (12.2%):
Fannie Mae (4.3%):
  15,000    7.16%, 5/11/05 ......................    15,821
  15,000    5.88%, 2/2/06 .......................    15,088
  10,211    6.38%, 6/15/09 ......................    10,473
                                                   --------
                                                     41,382
                                                   --------
Federal Agricultural Mortgage Corp. (0.1%):
     500    7.56%, 5/28/02 ......................       513
                                                   --------
Federal Home Loan Bank (0.1%):
     500    7.50%, 8/10/04 ......................       529
                                                   --------
Financial Corporation STRIPS (0.2%):
     180    10/5/05 .............................       138
     334    12/27/05 ............................       252
     500    10/6/06 .............................       360
   1,000    11/11/06 ............................       717
     500    12/27/06 ............................       355
                                                   --------
                                                      1,822
                                                   --------
Freddie Mac (0.5%):
   4,500    7.00%, 11/18/02 .....................     4,623
     250    7.93%, 1/20/05 ......................       270
                                                   --------
                                                      4,893
                                                   --------
Resolution Funding Corporation (4.4%):
  53,000    Principal STRIPS, 7/15/20, Series
              RZO ...............................    16,407
  50,000    Principal STRIPS, 7/15/20 ...........    15,459
  25,000    Principal STRIPS, 10/15/20 ..........     7,640

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Resolution Funding Corporation, continued:
 $15,000    Principal STRIPS, 4/15/28 ...........  $  2,994
   5,000    Principal STRIPS, 4/15/30 ...........       897
                                                   --------
                                                     43,397
                                                   --------
Tennessee Valley Authority (2.6%):
  25,000    6.24%, 7/15/45, Putable on 7/15/01 @
              100 ...............................    25,131
                                                   --------
  Total U.S. Government Agency Securities           117,667
                                                   --------
U.S. TREASURY OBLIGATIONS (15.1%):
U.S. Treasury Bonds (4.0%):
   1,000    9.38%, 2/15/06 ......................     1,188
   1,500    10.38%, 11/15/09 ....................     1,758
  25,000    8.13%, 8/15/19 ......................    32,323
   2,500    7.13%, 2/15/23 ......................     2,979
                                                   --------
                                                     38,248
                                                   --------
U.S. Treasury Inflation Protected Bonds (4.4%):
  43,079    3.63%, 1/15/08 ......................    42,782
                                                   --------
U.S. Treasury Notes (3.6%):
  20,000    6.25%, 4/30/01 ......................    20,036
   1,000    7.88%, 8/15/01 ......................     1,014
   5,425    6.38%, 8/15/02 ......................     5,520
     150    6.25%, 2/15/03 ......................       153
   2,150    5.75%, 8/15/03 ......................     2,183
   5,500    6.50%, 8/15/05 ......................     5,817
                                                   --------
                                                     34,723
                                                   --------
U.S. Treasury STRIPS (3.1%):
   5,000    8/15/02 .............................     4,595
  30,000    11/15/09 ............................    18,664
  20,000    5/15/20 .............................     6,671
                                                   --------
                                                     29,930
                                                   --------
  Total U.S. Treasury Obligations                   145,683
                                                   --------
SUPRANATIONAL ENTITIES (0.8%):
  15,000    COLTS-IBRD, 0.00%, 3/1/28 ...........     2,499
   4,000    World Bank-IBRD, 9.25%, 7/15/17 .....     5,215
                                                   --------
  Total Supranational Entities                        7,714
                                                   --------
INVESTMENT COMPANIES (1.3%):
  12,301    One Group Government Money Market
              Fund, Class I .....................    12,301
                                                   --------
  Total Investment Companies                         12,301
                                                   --------

Continued

One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
 LENDING (0.5%):
Repurchase Agreements (0.5%):
 $ 5,128    Lehman Brothers, 6.30%, 1/2/01,
              (Collateralized by $186,989 various
              U.S. Government Securities,
              0.00% - 7.50%, 7/1/18 - 6/1/28,
              market value $5,278) ..............  $  5,128
                                                   --------
  Total Short-Term Securities Held as Collateral
  for   Securities Lending                            5,128
                                                   --------
Total (Cost $950,730)(a)                           $973,966
                                                   ========

------------
Percentages indicated are based on net assets of $963,241.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $28,179
                   Unrealized depreciation......................   (4,943)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $23,236
                                                                  =======

(b) Amount is less than $1,000.

(c) Serves as collateral for Futures Contracts.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY (34.1%):
Federal Farm Credit Bank (12.6%):
 $ 3,000    5.90%, 10/21/05 .....................  $  2,974
   7,000    7.16%, 5/15/06 ......................     7,445
   3,100    7.60%, 7/24/06 ......................     3,365
   3,000    5.83%, 2/11/08 ......................     2,988
   2,000    5.87%, 9/2/08 .......................     1,987
   2,000    5.93%, 7/6/10 .......................     1,987
                                                   --------
                                                     20,746
                                                   --------
Federal Home Loan Bank (10.3%):
   6,840    5.79%, 12/1/03 ......................     6,797
   4,000    8.22%, 11/17/04 .....................     4,345
   1,000    5.94%, 12/1/05 ......................       987
   5,000    5.89%, 7/7/08 .......................     4,987
                                                   --------
                                                     17,116
                                                   --------
Financial Corporation STRIPS (5.1%):
   1,425    0.00%, 8/8/01 .......................     1,374
   3,675    0.00%, 6/27/02 ......................     3,380
   4,051    0.00%, 8/8/02 .......................     3,701
                                                   --------
                                                      8,455
                                                   --------
Tennessee Valley Authority (6.1%):
  10,000    6.13%, 7/15/03 ......................    10,063
                                                   --------
  Total U.S. Government Agency                       56,380
                                                   --------
U.S. TREASURY OBLIGATIONS (63.1%):
U.S. Treasury Bonds (56.8%):
   5,800    6.13%, 12/31/01 .....................     5,837
  18,500    11.63%, 11/15/02 ....................    20,581

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
 $19,000    11.88%, 11/15/03 ....................  $ 22,327
  28,500    12.75%, 11/15/10 ....................    37,471
   5,000    11.25%, 2/15/15 .....................     7,815
                                                   --------
                                                     94,031
                                                   --------
U.S. Treasury Inflation Protected Bonds (2.6%):
   4,393    3.38%, 1/15/07 ......................     4,312
                                                   --------
U.S. Treasury Notes (3.7%):
   6,000    6.25%, 2/28/02 ......................     6,057
                                                   --------
  Total U.S. Treasury Obligations                   104,400
                                                   --------
INVESTMENT COMPANIES (1.4%):
   2,301    One Group Treasury Only Money Market
              Fund, Class I .....................     2,301
                                                   --------
  Total Investment Companies                          2,301
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
  LENDING (0.0%):
Repurchase Agreements (0.0%):
 $     3    Lehman Brothers, 6.30%, 1/2/01,
              (Collateralized by $104 various
              U.S. Government securities, 7.50%,
              7/1/18 - 6/1/28, market value
              $3) ...............................         3
                                                   --------
  Total Short-Term Securities Held as Collateral
    for Securities Lending                                3
                                                   --------
Total (Cost $162,601)(a)                           $163,084
                                                   ========

------------
Percentages indicated are based on net assets of $165,410.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 2,447
                   Unrealized depreciation......................   (1,964)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $   483
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMERCIAL PAPER (2.0%):
Brokerage Services (2.0%):
 $ 6,000    American Express Credit Corp., 6.20%,
              1/8/01 ............................  $  5,991
                                                   --------
  Total Commercial Paper                              5,991
                                                   --------
COMMON STOCKS (0.3%):
Industrial Equipment (0.0%):
       1    AT&T Canada, Inc. ...................        20
                                                   --------
Oil & Gas (0.2%):
      75    Coho Energy, Inc. ...................       243
       9    Grant Prideco, Inc. .................       187
       9    Weatherford International, Inc. .....       403
                                                   --------
                                                        833
                                                   --------
Telecommunications (0.1%):
       8    Convergent Communications, Inc. .....         5
      10    McLeod USA, Inc. ....................       145
       2    Viatel, Inc. ........................         6
                                                   --------
                                                        156
                                                   --------
  Total Common Stocks                                 1,009
                                                   --------
CORPORATE BONDS (87.5%):
Aerospace/Defense (0.9%):
 $ 1,000    Newport News Shipbuilding, 8.63%,
              12/1/06 ...........................     1,010
   1,500    Newport News Shipbuilding, 9.25%,
              12/1/06 ...........................     1,530
                                                   --------
                                                      2,540
                                                   --------
Automotive (2.8%):
   2,000    Accuride Corp., 9.25%, 2/1/08 .......     1,215
     500    Collins & Aikman Floorcoverings,
              10.00%, 1/15/07 ...................       543
   1,750    Dura Operating Corp., 9.00%,
              5/1/09 ............................     1,461
     825    Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07 ....................       549
   1,350    JL French, Series B, 11.50%, 6/1/09,
              Callable 6/1/04 @ 106 .............       736
     250    Lear Corp., 8.25%, 2/1/02 ...........       246
   1,650    Lear Corp., 9.50%, 7/15/06 ..........     1,609
   2,000    Oshkosh Truck Corp., 8.75%,
              3/1/08 ............................     1,929
                                                   --------
                                                      8,288
                                                   --------
Beverages & Tobacco (1.3%):
   1,355    Cott Corp., 9.38%, 7/1/05 ...........     1,328
   1,645    Cott Corp., 8.50%, 5/1/07 ...........     1,559
   1,000    National Wine & Spirits, 10.13%,
              1/15/09 ...........................       865
                                                   --------
                                                      3,752
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Broadcast Radio & TV (6.5%):
 $ 2,650    Ackerly Group, Inc., 9.00%,
              1/15/09 ...........................  $  2,332
     160    AMFM Operating, Inc., 12.63%,
              10/31/06 ..........................       177
     675    Chancellor Media Corp., 8.75%,
              6/15/07 ...........................       695
     600    Chancellor Media Corp., 8.13%,
              12/15/07 ..........................       606
   1,280    Citadel Broadcasting Co., 9.25%,
              11/15/08 ..........................     1,248
     835    Cumulus Media, Inc., 10.38%,
              7/1/08 ............................       674
   1,133    Granite Broadcasting Corp., 10.38%,
              5/15/05 ...........................       725
   2,250    Lamar Media Corp., 9.63%, 12/1/06 ...     2,329
     750    Lamar Media Corp., 9.25%, 8/15/07,
              Callable 8/15/02 @ 104.63 .........       739
   1,750    Primedia, Inc., 7.63%, 4/1/08,
              Callable 4/1/03 @ 103.81 ..........     1,619
     275    Primedia, Inc., K-III Communications
              Corp., 8.50%, 2/1/06, Callable
              2/1/01 @ 104.25 ...................       268
   3,050    Salem Communication Corp., 9.50%,
              10/1/07 ...........................     2,901
   1,500    Sinclair Broadcast Group, Senior
              Subordinated Note, 10.00%, 9/30/05,
              Callable 9/30/01 @ 103.33 .........     1,463
   3,000    Spanish Broadcasting, 9.63%,
              11/1/09 ...........................     2,655
     750    Tri-State Outdoor Media, 11.00%,
              5/15/08 ...........................       574
     250    Young Broadcasting, Inc., 10.13%,
              2/15/05 ...........................       248
                                                   --------
                                                     19,253
                                                   --------
Building & Development (3.1%):
   1,250    American Builders & Contractors
              Supply Co., 10.63%, 5/15/07 .......       994
     500    American ECO Corp., 9.63%, 5/15/08
              (d) ...............................         0
   2,100    Associated Materials, Inc., 9.25%,
              3/1/08 ............................     2,006
   2,250    D.R. Horton, 10.50%, 4/1/05 .........     2,317
   1,250    MMI Products, Inc., 11.25%,
              4/15/07 ...........................     1,225
   1,750    NCI Building Systems, Inc., 9.25%,
              5/1/09 ............................     1,658
   1,000    Omega Cabinets, 10.50%, 6/15/07 .....       915
                                                   --------
                                                      9,115
                                                   --------
Business Equipment & Services (1.5%):
   1,000    Iron Mountain, Inc., 10.13%,
              10/1/06 ...........................     1,040
   1,140    Knoll, Inc., 10.88, 3/15/06, Callable
              3/15/01 @ 105.44 ..................     1,145
     500    Pierce Leahy Corp., 11.13%,
              7/15/06 ...........................       528

Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Business Equipment & Services, continued:
 $ 1,500    Pierce Leahy Corp., 8.13%,
              5/15/08 ...........................  $  1,432
     300    United Stationer Supply Co., 8.38%,
              4/15/08 ...........................       281
                                                   --------
                                                      4,426
                                                   --------
Cable Television (5.2%):
   3,000    Charter Communications, Inc., 10.25%,
              1/15/10 ...........................     2,939
   2,575    Classic Cable, Inc., 9.38%,
              8/1/09 ............................     1,172
     650    Classic Cable, Inc., 10.5%,
              3/1/10 ............................       296
     450    CSC Holdings, Inc., 9.25%,
              11/1/05 ...........................       461
     250    CSC Holdings, Inc., 7.88%,
              12/15/07 ..........................       252
   2,000    CSC Holdings, Inc., 7.25%,
              7/15/08 ...........................     1,947
     225    CSC Holdings, Inc., 9.88%,
              2/15/13 ...........................       232
     275    Lenfest Communications, 8.25%,
              2/15/08 ...........................       285
   2,750    Mediacom L.L.C., 8.50%, 4/15/08 .....     2,529
   1,500    RCN Corp., 0.00%, 2/15/08 ...........       488
     750    RCN Corp., 10.13%, 1/15/10 ..........       386
     535    Rogers Cablesystems Ltd., 10.00%,
              3/15/05 ...........................       567
     900    Rogers Communications, 8.88%,
              7/15/07 ...........................       896
   1,500    Susquehanna Media Co., 8.50%,
              5/15/09 ...........................     1,485
   1,250    TeleWest Communication PLC., Series
              B, 11.00%, 10/1/07 ................     1,119
     300    UIH Australia/Pacific, Series B,
              0.00%, 5/15/06 ....................       206
     525    United International Holdings, Inc.,
              0.00/10.75%, 2/15/08 ..............       218
                                                   --------
                                                     15,478
                                                   --------
Chemicals/Plastics (1.9%):
   2,000    Huntsman ICI Chemicals, 10.13%,
              7/1/09 ............................     1,956
   1,275    ISP Holdings, Inc., 9.00%,
              10/15/03 ..........................       975
   1,350    ISP Holdings, Inc., Series B, 9.75%,
              2/15/02 ...........................     1,127
   2,250    Philipp Brothers, 9.88%, 6/1/08 .....     1,631
                                                   --------
                                                      5,689
                                                   --------
Clothing/Textiles (0.9%):
     750    Coyne International Enterprises,
              11.25%, 6/1/08 ....................       544
     200    Dyersburg Corp., 9.75%, 9/1/07
              (e) ...............................         8
   1,175    Polymer Group, Inc., Series B, 9.00%,
              7/1/07 ............................       781
   1,875    Westpoint Stevens, Inc., 7.88%,
              6/15/05 ...........................     1,406
                                                   --------
                                                      2,739
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Containers & Packaging (1.8%):
 $ 2,075    Ball Corp, 8.25%, 8/1/08 ............  $  2,007
   1,000    Berry Plastics Corp., 11.00%,
              7/15/07, Callable 7/15/03 @ 106 ...       725
     250    Indesco International, 9.75%, 4/15/08
              (f) ...............................        49
   1,250    LLS Corp., 11.63%, 8/1/09, Callable
              8/1/04 @ 106 ......................     1,025
   2,000    Portola Packaging, Inc., 10.75%,
              10/1/05 ...........................     1,550
                                                   --------
                                                      5,356
                                                   --------
Cosmetics/Toiletries (1.0%):
   2,350    Chattem, Inc., Series B, 8.88%,
              4/1/08 ............................     1,774
   1,425    Drypers Corp., 10.25%, 5/15/28
              (g) ...............................       125
   1,775    Home Products International, Inc.,
              9.63%, 5/15/08 ....................     1,003
                                                   --------
                                                      2,902
                                                   --------
Drugs (0.5%):
   1,283    King Pharmaceutical, Inc., 10.75%,
              2/15/09 ...........................     1,360
                                                   --------
Ecological Services & Equipment (0.8%):
   2,500    Marsulex, Inc., 9.63%, 7/1/08 .......     2,338
     555    Safety-Kleen Corp., 9.25%, 6/1/08
              (h) ...............................         8
                                                   --------
                                                      2,346
                                                   --------
Electrical & Electronic (3.3%):
     180    Amphenol Corp., 9.88%, 5/15/07 ......       182
   1,300    Communication Instruments, 10.00%,
              9/15/04 ...........................     1,118
   2,420    Flextronics International Ltd.,
              8.75%, 10/15/07 ...................     2,310
     400    Flextronics International Ltd.,
              9.88%, 7/1/10, Callable 7/1/05 @
              104.94 ............................       392
   2,775    Viasystems, Inc., 9.75%, 6/1/07 .....     2,213
     175    Viasystems, Inc., Series B, 9.75%,
              6/1/07 ............................       140
   1,750    Wesco Distribution, Inc., Series B,
              9.13%, 6/1/08 .....................     1,549
   2,000    Windmere-Durable Holdings, 10.00%,
              7/31/08 ...........................     1,693
                                                   --------
                                                      9,597
                                                   --------
Equipment Leasing (1.7%):
   3,000    Coinmach Corp., Series D, 11.75%,
              11/15/05 ..........................     3,007
   1,500    National Equipment Services, 10.00%,
              11/30/04 ..........................       878

Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Equipment Leasing, continued:
 $   175    National Equipment Services, Series
              B, 10.00%, 11/30/04 ...............  $    102
   1,400    Williams Scotsman, Inc., 9.88%,
              6/1/07 ............................     1,113
                                                   --------
                                                      5,100
                                                   --------
Food Service (3.2%):
   1,348    American Restaurant Group, Inc.,
              11.50%, 2/15/03 ...................     1,220
   2,950    Apple South, Inc., 9.75%, 6/1/06 ....       900
   1,000    Avado Brands, Inc., 11.75%,
              6/15/09 ...........................        93
   3,000    Dominos, Inc., 10.38%, 1/15/09 ......     2,535
   2,600    FM 1993A Corp, 9.75%, 11/1/03,
              Callable 1/1/01 @ 102.5 ...........     2,613
     880    Fresh Foods, Inc., 10.75%, 6/1/06 ...       356
   1,875    Volume Services, 11.25%, 3/1/09 .....     1,727
                                                   --------
                                                      9,444
                                                   --------
Food/Drug Retailers (0.6%):
   2,500    Great Atlantic & Pacific Tea, 7.70%,
              1/15/04 ...........................     1,379
     500    Great Atlantic & Pacific Tea, 7.75%,
              4/15/07 ...........................       294
                                                   --------
                                                      1,673
                                                   --------
Forest Products (5.8%):
   2,725    Ainsworth Lumber, 12.50%, 7/15/07 ...     2,248
   2,897    Alabama Pine Pulp Co., Inc., Tranche
              A Term Loan Facility, 10.62%,
              6/30/03 ...........................     2,173
   3,000    American Tissue, Inc., 12.50%,
              7/15/06 ...........................     2,415
     875    Buckeye Cellulose Corp., 8.50%,
              12/15/05 ..........................       832
     650    Buckeye Cellulose Corp., 9.25%,
              9/15/08 ...........................       627
     500    Buckeye Technologies, 8.00%,
              10/15/10 ..........................       446
   1,750    Crown Packaging Ltd., 10.75%, 5/1/01
              (j) ...............................     1,138
   3,000    Millar Western, 9.88%, 5/15/08 ......     2,385
   2,000    Pope & Talbot, 8.38%, 6/1/13 ........     1,910
   3,000    Stone Container, 10.75%, 10/1/02 ....     3,064
                                                   --------
                                                     17,238
                                                   --------
Health Care (6.5%):
   1,500    Bally Total Fitness Holdings, 9.88%,
              10/15/07 ..........................     1,399
     935    Beverly Enterprises, Inc., 9.00%,
              2/15/06, Callable 2/15/01 @
              104.50 ............................       865

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Health Care, continued:
 $ 1,800    Concentra Operating Corp., 13.00%,
              8/15/09, Callable 8/15/04 @
              106.50 ............................  $  1,562
     375    Fisher Scientific International,
              Inc., Add On, 9.00%, 2/1/08 .......       350
   2,125    Fisher Scientific International,
              Inc., 9.00%, 2/1/08 ...............     1,982
   3,000    Fresenius Medical Care Agency, 9.00%,
              12/1/06 ...........................     2,888
   3,000    HCA-The Healthcare Co., 8.75%,
              9/1/10 ............................     3,172
   1,400    HCR Manor Care, 7.50%, 6/15/06 ......     1,239
     500    Healthsouth Corp., 3.25%, 4/1/03 ....       451
     325    Prime Medical Services, Inc., 8.75%,
              4/1/08, Callable 4/1/03 @
              104.38 ............................       281
   1,275    Quorum Health, 8.75%, 11/1/05 .......     1,291
   1,575    Rose Hill Co., 9.50%, 11/15/04 ......       795
   3,000    Tenet Healthcare Corp., 8.00%,
              1/15/05 ...........................     3,052
                                                   --------
                                                     19,327
                                                   --------
Hotels/Motels/Inns & Casinos (4.3%):
   2,500    HMH Properties, Inc., Series B,
              7.88%, 8/1/08 .....................     2,412
     500    HMH Properties, Inc., Series C,
              8.45%, 12/1/08 ....................       488
   1,500    Hollywood Park, Inc., 9.50%,
              8/1/07 ............................     1,523
   1,000    Horseshoe Gaming Holdings, 8.63%,
              5/15/09, Callable 5/15/04 @
              104.31 ............................       984
   1,500    Mandalay Resort Group, 6.75%,
              7/15/03 ...........................     1,384
     250    Mandalay Resort Group, 9.50%,
              8/1/08 ............................       249
   1,250    Mandalay Resort Group, 6.45%,
              2/1/06 ............................     1,136
   1,250    Mohegan Tribal Gaming, 8.13%,
              1/1/06 ............................     1,259
     650    Mohegan Tribal Gaming, 8.75%,
              1/1/09 ............................       652
     750    Prime Hospitality Corp., 9.25%,
              1/15/06 ...........................       743
   1,750    Prime Hospitality Corp., 9.75%,
              4/1/07 ............................     1,767
                                                   --------
                                                     12,597
                                                   --------
Industrial Equipment (2.0%):
   1,000    Airxcel, Inc., 11.00%, 11/15/07 .....       545
     830    Anchor Lamina, Inc., 9.88%,
              2/1/08 ............................       297
   1,325    Columbus McKinnon Corp., 8.50%,
              4/1/08 ............................     1,050
   1,350    International Knife & Saw, 11.38%,
              11/15/06 ..........................       672

Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Industrial Equipment, continued:
 $ 1,000    Jackson Products, Inc., 9.50%,
              4/15/05 ...........................  $    865
     500    Precision Partners, Inc., 12.00%,
              3/15/09, Callable 3/15/04 @ 106 ...       253
     975    Westinghouse Air Brake, 9.38%,
              6/15/05 ...........................       873
   1,625    Westinghouse Electric, 9.38%,
              6/15/05, Callable 2/22/01 @
              104.69 ............................     1,453
                                                   --------
                                                      6,008
                                                   --------
Leisure (1.6%):
     550    Premier Parks, Inc., 9.25%,
              4/1/06 ............................       531
     325    Premier Parks, Inc., 9.75%,
              1/15/07 ...........................       326
     750    Premier Parks, Inc., 9.75%,
              6/15/07 ...........................       731
     375    Premier Parks, Inc., 0.00%/10.00%,
              4/1/08 ............................       261
   3,000    Speedway Motorsports, Inc., Series D,
              8.50%, 8/15/07 ....................     2,958
                                                   --------
                                                      4,807
                                                   --------
Nonferrous Metals/Minerals (1.6%):
   2,730    Better Minerals & Aggregates, 13.00%,
              9/15/09 ...........................     2,075
   3,000    Oglebay Norton Co., 10.00%,
              2/1/09 ............................     2,565
                                                   --------
                                                      4,640
                                                   --------
Oil & Gas (4.5%):
   1,750    Giant Industries, Inc., 9.75%,
              11/15/03 ..........................     1,724
   2,600    Houston Exploration Co., 8.63%,
              1/1/08 ............................     2,534
     234    Orion Refining Corp., PIK, Series B,
              Senior Secured Bridge Note, 10.00%,
              6/1/02 ............................       234
   1,500    Pioneer Natural Resource, 6.50%,
              1/15/08 ...........................     1,349
     750    Pogo Producing Co., Series B, 8.75%,
              5/15/07 ...........................       743
   1,500    Pride Petroleum Services, Inc.,
              9.38%, 5/1/07 .....................     1,553
   2,000    R&B Falcon Corp, Series B, 9.13%,
              12/15/03 ..........................     2,080
   3,000    Triton Energy Ltd., Corp., 8.88%,
              10/1/07, Callable 10/1/04 @
              104.44 ............................     3,048
                                                   --------
                                                     13,265
                                                   --------
Publishing (2.8%):
   1,880    Garden State Newspapers, Series B,
              8.75%, 10/1/09 ....................     1,644
     500    Hollinger International Publishing,
              8.63%, 3/15/05 ....................       491

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Publishing, continued:
 $ 1,500    Hollinger International Publishing,
              9.25%, 2/1/06 .....................  $  1,508
   1,300    Liberty Group Publishing, 9.38%,
              2/1/08 ............................       982
     500    Liberty Group Publishing, 0.00%,
              2/1/09 ............................       315
   1,000    Perry-Judd, 10.63%, 12/15/07 ........       835
   1,559    Phoenix Color Corp., 10.38%,
              2/1/09 ............................     1,115
   1,500    World Color Press, Inc., 8.38%,
              11/15/08 ..........................     1,522
                                                   --------
                                                      8,412
                                                   --------
Retail - Other Specialty (1.3%):
   1,250    Central Tractor Farm & Country,
              10.63%, 4/1/07 ....................       691
   1,250    Frank's Nursery & Crafts, 10.25%,
              3/1/08 ............................       506
   1,750    Group 1 Automotive, Inc., 10.88%,
              3/1/09 ............................     1,496
   1,250    Mattress Discounters Corp., 12.63%,
              7/15/07, Callable 7/15/04 @
              106.31 ............................     1,125
                                                   --------
                                                      3,818
                                                   --------
Steel (1.2%):
   1,250    LTV Corp., 11.75%, 11/15/09, Callable
              11/15/04 @ 105.87 (i) .............        31
     200    Metals USA, Inc., 8.63%, 2/15/08 ....       117
   3,000    NS Group, Inc., 13.50%, 7/15/03 .....     3,091
     250    Ryerson Tull, Inc., 8.50%,
              7/15/01 ...........................       250
                                                   --------
                                                      3,489
                                                   --------
Telecommunications (17.1%):
   1,000    Alaska Communications Systems Group,
              Inc., 9.38%, 5/15/09 ..............       843
   2,700    Arch Communications, Inc., 12.75%,
              7/1/07 ............................       932
   1,000    Arch Communications, Inc., 13.75%,
              4/15/08 ...........................       365
   3,000    Centennial Cellular Corp., 10.75%,
              12/15/08 ..........................     2,835
   2,250    Convergent Communication, Inc.,
              13.00%, 4/1/08 ....................       821
   3,000    Crown Castle International Corp.,
              9.50%, 8/1/11, Callable 8/1/04
              @105 ..............................     2,963
     500    Dobson/Sygnet Communications Corp.,
              12.25%, 12/15/08 ..................       495
   2,500    DTI Holdings, Inc., 0.00%/12.50%,
              3/1/08 ............................       681
   3,250    Exodus Communications, Inc., 10.75%,
              12/15/09 ..........................     2,811
     600    GCI, Inc., 9.75%, 8/1/07 ............       563

Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications, continued:
 $ 2,500    Global Crossing Holding Ltd., 9.13%,
              11/15/06 ..........................  $  2,406
     550    Hermes Europe Railtel, 11.50%,
              8/15/07 ...........................       228
     225    Hermes Europe Railtel, 10.38%,
              1/15/09 ...........................        93
   1,025    Level 3 Communications, Inc., 0.00%,
              12/1/08 ...........................       559
   2,000    Level 3 Communications, Inc., 11.25%,
              3/15/10 ...........................     1,750
     750    McLeod USA, Inc., 0.00%, 3/1/07 .....       626
     150    McLeod USA, Inc., 9.25%, 7/15/07 ....       138
   1,100    McLeod USA, Inc., 8.38%, 3/15/08 ....       985
     725    McLeod USA, Inc., 8.13%, 2/15/09 ....       625
   1,975    Metrocall, Inc., 10.38%, 10/1/07 ....       405
   1,150    Metrocall, Inc., 9.75%, 11/1/07 .....       236
   3,500    Metromedia Fiber Network, Inc.,
              10.00%, 12/15/09 ..................     2,923
   3,500    Nextel Communications, Inc., 9.38%,
              11/15/09 ..........................     3,272
   3,000    Nextlink Communications, Inc.,
              10.50%, 12/1/09 ...................     2,415
   1,610    Pathnet, Inc., 12.25%, 4/15/08 ......       217
   3,000    Price Communication Wire, 9.13%,
              12/15/06 ..........................     3,052
   2,500    PSINet, Inc., 10.50%, 12/1/06 .......       663
   2,000    PSINet, Inc., Series B, 10.00%,
              2/15/05 ...........................       530
     200    Qwest Communications International,
              Inc., 7.50%, 11/1/08 ..............       202
   2,000    Rogers Cantel, Inc., 8.80%,
              10/1/07 ...........................     2,010
   2,086    Rural Cellular, 9.63%, 5/15/08 ......     1,930
   3,000    Telecorp PCS, Inc., 11.63%,
              04/15/09 ..........................     2,066
   2,250    Tritel PCS, Inc., 0.00%, 5/15/09 ....     1,553
   3,250    Triton PCS, Inc., 0.00%, 5/1/08 .....     2,584
     400    Viatel, Inc., 0.00%, 4/15/08 ........        62
   3,000    Voicestream Wire, 10.38%,
              11/15/09 ..........................     3,228
   2,775    Williams Communications Group, Inc.,
              10.88%, 10/1/09 ...................     2,081
                                                   --------
                                                     50,148
                                                   --------
Utilities (1.8%):
   1,500    AES Corp., 9.50%, 6/1/09 ............     1,560
   3,000    Calpine Corp., 8.625%, 8/15/10 ......     2,910
     450    CMS Energy Corp., 9.88%, 10/15/07 ...       469
     500    CMS Energy X-TRAS, 7.00%, 1/15/05 ...       469
                                                   --------
                                                      5,408
                                                   --------
  Total Corporate Bonds                             258,215
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
PREFERRED STOCKS (1.0%):
Broadcast Radio & TV (0.1%):
       4    Sinclair Capital, 11.63% ............  $    316
                                                   --------
Cable Television (0.0%):
       0    Pegasus Communications Corp., 12.75%,
              PIK (c) ...........................         1
                                                   --------
Oil & Gas (0.0%):
       0    Orion Refining Corp., Class C,
              (b)(c) ............................        22
      10    Transcontinental Refining Corp.,
              Class A ...........................         7
       5    Transcontinental Refining Corp.,
              Class B (c) .......................         0
       3    Transcontinental Refining Corp.,
              Class C (c) .......................         0
      15    Transcontinental Refining Corp.,
              Class E ...........................         1
       7    Transcontinental Refining Corp.,
              Class D (c) .......................         0
                                                   --------
                                                         30
                                                   --------
Telecommunications (0.9%):
      25    Broadwing Communications ............     2,431
       2    Nextel Communications, Inc. 11.13%,
              PIK ...............................       141
                                                   --------
                                                      2,572
                                                   --------
  Total Preferred Stocks                              2,919
                                                   --------
PRIVATE PLACEMENT (6.1%):
Airlines (0.7%):
 $ 1,976    Atlantic Coast Airlines, Inc., 8.75%
              1/1/07 (b) ........................     1,990
                                                   --------
Cable Television (0.4%):
   1,250    Insight Midwest, 10.50%, 11/1/10
              (b) ...............................     1,303
                                                   --------
Chemicals/Plastics (1.2%):
     400    Huntsman Corp., 9.50%, 7/1/07 (b) ...       242
     750    Resolution Performance, 13.5%,
              11/15/10 (b) ......................       773
   2,500    Scotts Co., 8.63%, 1/15/09 (b) ......     2,437
                                                   --------
                                                      3,452
                                                   --------
Health Care (0.9%):
   2,500    Healthsouth Corp., 10.75%, 10/1/08
              (b) ...............................     2,629
                                                   --------

Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
PRIVATE PLACEMENT, CONTINUED:
Nonferrous Metals/Minerals (0.0%):
 $   350    AEI Resources, Inc., 10.50%, 12/15/05
              (b) ...............................  $     23
     400    AEI Resources, Inc., 11.50%, 12/15/06
              (b) ...............................         6
                                                   --------
                                                         29
                                                   --------
Oil & Gas (1.8%):
   2,150    Coho Energy, Inc., 15.00%, 3/31/08
              (b) ...............................     2,150
   2,000    Neuvo Energy Co., 9.38%, 10/1/10,
              Callable 10/1/05 @ 104.69 (b) .....     2,015
   1,261    Orion Refining Corp., 10.00%,
              11/15/04 (b) ......................     1,135
                                                   --------
                                                      5,300
                                                   --------
Telecommunications (0.5%):
   1,075    Qwest Communications International,
              Inc., 0.00%, 10/15/07 (b) .........       986
     500    Williams Communication Group, Inc.,
              11.88%, 8/1/10, Callable 8/1/05 @
              105.94 (b) ........................       388
                                                   --------
                                                      1,374
                                                   --------
Utilities (0.6%):
     250    AES Corp., 8.75%, 12/15/02 (b) ......       252
   1,500    AES Corp. Senior Notes, 9.38%,
              9/15/10 (b) .......................     1,541
                                                   --------
                                                      1,793
                                                   --------
  Total Private Placement                            17,870
                                                   --------
WARRANTS (0.0%):
Cable Television (0.0%):
       0    UIH Australia/Pacific (c) ...........         8
                                                   --------
Oil & Gas (0.0%):
      38    Orion Refining Corp. (b)(c) .........         0
                                                   --------
Retail - Other Specialty (0.0%):
       1    Mattress Discount ...................        13
                                                   --------
Telecommunications (0.0%):
      13    DTI Holdings, Inc. ..................         2
       1    Pathnet, Inc. .......................        11
                                                   --------
                                                         13
                                                   --------
  Total Warrants                                         34
                                                   --------
INVESTMENT COMPANIES (1.3%):
   3,751    One Group Prime Money Market Fund,
              Class I ...........................     3,751
                                                   --------
  Total Investment Companies                          3,751
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
LENDING (29.3%):
 Master Note (4.4%):
 $ 4,506    Bear Stearns Mortgage Capital, 6.96%,
              1/2/01* ...........................  $  4,506
   1,902    General Mills, 6.76%, 1/2/01* .......     1,902
   3,721    Lehman Brothers, 6.97%, 1/2/01* .....     3,721
   1,985    Wheels, Inc, 6.78%, 1/2/01* .........     1,985
     827    Williamette, 6.69%, 1/2/01* .........       827
                                                   --------
                                                     12,941
                                                   --------
Put Bonds (15.7%):
   2,067    Associates Corp., 6.77%, 9/17/01* ...     2,090
   2,894    Bank of America, 6.84%, 7/5/01* .....     2,928
   1,654    Caterpillar Finance, 6.82%,
              5/1/01* ...........................     1,654
   2,067    Chase Manhattan, 6.88%, 5/6/02* .....     2,067
   2,067    Chase Manhattan, 6.79%, 5/4/01* .....     2,067
   2,067    First Union, 6.73%, 2/19/02* ........     2,097
   2,067    GMAC, 7.01%, 12/18/02* ..............     2,067
   2,067    Goldman Sachs, 6.82%, 11/19/01* .....     2,067
   3,102    Jackson National, 7.12%, 4/15/01* ...     3,102
   2,067    JP Morgan & Co., 6.78%, 5/4/01* .....     2,067
   2,894    Key Bank, 6.81%, 1/7/02* ............     2,893
   2,067    Lehman Brothers, 6.93%, 11/22/02* ...     2,067
   2,481    Lexington Park Capital Corp., 6.66%,
              1/25/01* ..........................     2,481
     827    Liberty Lighthouse, 6.85%,
              4/12/02* ..........................       827
   2,067    Merrill Lynch, 6.93%, 5/6/02* .......     2,067
     827    Merrill Lynch, 6.83%, 10/23/02* .....       827
   2,481    Morgan Stanley, 6.50%, 10/15/02* ....     2,481
   2,067    Salomon Smith Barney, 6.81%,
              4/12/01* ..........................     2,067
   1,654    Sigma Financial, 6.93%, 2/2/01* .....     1,654
   2,067    Sigma Financial, 6.68%, 5/15/01* ....     2,067
     827    Sigma Financial, 6.65%, 9/25/01* ....       828
   2,067    SPARCC, 6.76%, 4/2/01* ..............     2,067
   2,067    US Bancorp, 6.90%, 5/8/02* ..........     2,067
                                                   --------
                                                     46,599
                                                   --------
Repurchase Agreements (9.2%):
   7,029    Goldman Sachs, 6.87%, 1/2/01
              (Collateralized by $7,503 various
              Corporate Bonds, 6.15% - 9.98%,
              5/1/02 - 10/15/27, market value
              $7,659) ...........................     7,029
     181    Lehman Brothers, 6.75%, 1/2/01
              (Collateralized by $194 various
              Commercial Paper, 0.00%, 2/28/01 -
              6/21/01, market value $190) .......       181

Continued

One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
    LENDING, CONTINUED:
Repurchase Agreements, continued:
 $ 9,510    Merrill Lynch, 6.75%, 1/2/01
              (Collateralized by $9,387 various
              Commercial Paper, 0.00% - 7.40%,
              market value $10,391) .............  $  9,510

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES
    LENDING, CONTINUED:
Repurchase Agreements, continued:
 $10,336    Merrill Lynch, 6.95%, 1/2/01
              (Collateralized by $25,311 various
              Corporate Bonds, 0.00% - 12.00%,
              1/1/01 - 8/15/30, market value
              $11,060) ..........................  $ 10,336
                                                   --------
                                                     27,056
                                                   --------
  Total Short-Term Securities Held as Collateral
  for Securities Lending                             86,596
                                                   --------
Total (Cost $414,118)(a)                           $376,385
                                                   ========

------------
Percentages indicated are based on net assets of $295,224.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  3,509
                   Unrealized depreciation......................   (41,242)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(37,733)
                                                                  ========

(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $17,892 or 6.06% of net assets.

(c) Amount is less than $1,000.

(d) American ECO Corp., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $0 and amortized cost of $265.

(e) Dyersburg Corp., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $0 and amortized cost of $202.

 (f) Indesco International, which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $5 and amortized cost of $235.

(g) Drypers Corp., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $0 and amortized cost of $1,176.

(h) Safety Kleen Corp., which filed for protection under chapter 11 of the Federal Bankruptcy Code, has $0 accrued interest and amortized cost of $732.

 (i) LTV Corp., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $19 and amortized cost of $1,255.

 (j) Crown Packaging Ltd., ("the Issuer") had an original maturity date of November 1, 2000. The coupon interest payment was made on this date, however the Issuer deferred the principal payment until May 1, 2001. The Issuer is undergoing restructuring and is in the process of selling assets in order to make the principal payment, the Issuer also intends to make an additional coupon interest payment on this date.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
Abbreviations


ARM          Adjustable Rate Mortgage

CD           Certificate of Deposit

CMO          Collateralized Mortgage Obligation

CMT          Collateralized Mortgage Trust

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payment on an underlying pool of mortgages with similar risks as those associated with IO securities.
             Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
             The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK          Paid In Kind

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

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--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                               ULTRA
                                                             SHORT-TERM   SHORT-TERM   INTERMEDIATE                  INCOME
                                                             BOND FUND    BOND FUND     BOND FUND     BOND FUND    BOND FUND
                                                             ----------   ----------   ------------   ----------   ----------
ASSETS:
Investments, at cost ......................................   $295,750     $832,961     $1,628,119    $2,403,300   $1,565,141
Unrealized appreciation (depreciation) from investments ...      1,044        4,031          4,418        58,615       15,271
                                                              --------     --------     ----------    ----------   ----------
Investments, at value .....................................    296,794      836,992      1,632,537     2,461,915    1,580,412
Interest and dividends receivable .........................      2,005        8,354         12,769        16,197       17,507
Receivable for capital shares issued ......................         38           96            133         2,281           87
Receivable from brokers for investments sold ..............        498        9,835             66           304           74
Prepaid expenses and other assets .........................          2            4              7            46            9
                                                              --------     --------     ----------    ----------   ----------
Total Assets ..............................................    299,337      855,281      1,645,512     2,480,743    1,598,089
                                                              --------     --------     ----------    ----------   ----------
LIABILITIES:
Dividends payable .........................................      1,653        3,438          6,910        10,307        7,361
Short term line of credit payable .........................         --        9,800             --            --           --
Payable for capital shares redeemed .......................          3            7             17           357            4
Net payable for variation margin on futures contracts .....         16           --             --            --           --
Payable for return of collateral received for securities on
  loan ....................................................         --      120,876        236,180       405,475      198,080
Accrued expenses and other payables:
  Investment advisory fees ................................         69          197            446           678          509
  Administration fees .....................................         23          100            195           273          191
  Distribution fees .......................................         10            8             96            49           16
  Other ...................................................         76          205            200           291          410
                                                              --------     --------     ----------    ----------   ----------
Total Liabilities .........................................      1,850      134,631        244,044       417,430      206,571
                                                              --------     --------     ----------    ----------   ----------
NET ASSETS:
Capital ...................................................    302,621      729,282      1,407,395     2,014,717    1,452,864
Undistributed (distributions in excess of) net investment
  income ..................................................        203          177            239           306          322
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions .....................     (6,235)     (12,840)       (10,584)      (10,325)     (76,939)
Net unrealized appreciation (depreciation) from investments
  and futures .............................................        898        4,031          4,418        58,615       15,271
                                                              --------     --------     ----------    ----------   ----------
Net Assets ................................................   $297,487     $720,650     $1,401,468    $2,063,313   $1,391,518
                                                              ========     ========     ==========    ==========   ==========
NET ASSETS:
  Class I .................................................   $262,279     $691,395     $1,153,858    $1,899,373   $1,348,420
  Class A .................................................     27,695       24,791        170,980       138,694       30,318
  Class B .................................................      7,513        4,464         39,225        21,617       12,640
  Class C .................................................         --           --         37,405         3,629          140
                                                              --------     --------     ----------    ----------   ----------
Total .....................................................   $297,487     $720,650     $1,401,468    $2,063,313   $1,391,518
                                                              ========     ========     ==========    ==========   ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I .................................................     26,708       66,156        110,813       180,080      174,391
  Class A .................................................      2,821        2,374         16,420        13,152        3,923
  Class B .................................................        769          425          3,804         2,049        1,629
  Class C .................................................         --           --          3,626           342           18
                                                              --------     --------     ----------    ----------   ----------
Total .....................................................     30,298       68,955        134,663       195,623      179,961
                                                              ========     ========     ==========    ==========   ==========
Net Asset Value
  Class I -- Offering and redemption price per share ......   $   9.82     $  10.45     $    10.41    $    10.54   $     7.73
                                                              ========     ========     ==========    ==========   ==========
  Class A -- Redemption price per share ...................   $   9.81     $  10.44     $    10.41    $    10.54   $     7.73
                                                              ========     ========     ==========    ==========   ==========
    Maximum sales charge ..................................       3.00%        3.00%          4.50%         4.50%        4.50%
                                                              ========     ========     ==========    ==========   ==========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) .......................................   $  10.11     $  10.76     $    10.90    $    11.04   $     8.09
                                                              ========     ========     ==========    ==========   ==========
  Class B -- Offering price per share (a) .................   $   9.76     $  10.51     $    10.31    $    10.54   $     7.76
                                                              ========     ========     ==========    ==========   ==========
  Class C -- Offering price per share (a) .................                             $    10.31    $    10.60   $     7.76
                                                                                        ==========    ==========   ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.
                                        82
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--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                             MORTGAGE-BACKED   GOVERNMENT   TREASURY &    HIGH YIELD
                                                             SECURITIES FUND   BOND FUND    AGENCY FUND   BOND FUND
                                                             ---------------   ----------   -----------   ----------
ASSETS:
Investments, at cost .......................................    $299,992        $950,730     $162,601      $414,118
Unrealized appreciation (depreciation) from investments ....      10,079          23,236          483       (37,733)
                                                                --------        --------     --------      --------
Investments, at value ......................................     310,071         973,966      163,084       376,385
Cash .......................................................          --              --           18            --
Interest and dividends receivable ..........................       1,846           7,940        2,639         8,198
Receivable for capital shares issued .......................          --             201          624           160
Receivable from brokers for investments sold ...............         123             110           --            --
Deferred offering costs ....................................           2              --           --            --
Prepaid expenses and other assets ..........................           1               5            1            11
                                                                --------        --------     --------      --------
Total Assets ...............................................     312,043         982,222      166,366       384,754
                                                                --------        --------     --------      --------
LIABILITIES:
Dividends payable ..........................................       1,738           4,787          745         2,629
Payable to brokers for investments purchased ...............          --           8,438           --            --
Payable for capital shares redeemed ........................          --              29           22            --
Net payable for variation margin on futures contracts ......          --               5           --            --
Payable for return of collateral received for securities on
  loan .....................................................          --           5,128            3        86,596
Accrued expenses and other payables:
  Investment advisory fees .................................          61             328           29           156
  Administration fees ......................................          26             132           22            41
  Distribution fees ........................................          --              47           46            11
  Other ....................................................          31              87           89            97
                                                                --------        --------     --------      --------
Total Liabilities ..........................................       1,856          18,981          956        89,530
                                                                --------        --------     --------      --------
NET ASSETS:
Capital ....................................................     299,965         963,737      168,019       344,435
Undistributed (distributions in excess of) net investment
  income ...................................................          73              36           38            74
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions ......................          70         (23,674)      (3,130)      (11,552)
Net unrealized appreciation (depreciation) from investments
  and futures ..............................................      10,079          23,142          483       (37,733)
                                                                --------        --------     --------      --------
Net Assets .................................................    $310,187        $963,241     $165,410      $295,224
                                                                ========        ========     ========      ========
NET ASSETS:
  Class I ..................................................    $310,186        $865,384     $ 55,763      $268,357
  Class A ..................................................           1          48,929       55,402        15,826
  Class B ..................................................          --          43,824       54,245         7,501
  Class C ..................................................          --           5,104           --         3,540
                                                                --------        --------     --------      --------
Total ......................................................    $310,187        $963,241     $165,410      $295,224
                                                                ========        ========     ========      ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................      29,971          86,890        5,581        32,438
  Class A ..................................................          --(b)        4,911        5,542         1,915
  Class B ..................................................          --           4,398        5,431           906
  Class C ..................................................          --             512           --           427
                                                                --------        --------     --------      --------
Total ......................................................      29,971          96,711       16,554        35,686
                                                                ========        ========     ========      ========
Net Asset Value
  Class I -- Offering and redemption price per share .......    $  10.35        $   9.96     $   9.99      $   8.27
                                                                ========        ========     ========      ========
  Class A -- Redemption price per share ....................    $  10.34        $   9.96     $   9.99      $   8.26
                                                                ========        ========     ========      ========
    Maximum sales charge ...................................        0.00%           4.50%        3.00%         4.50%
                                                                ========        ========     ========      ========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) ........................................    $  10.34        $  10.43     $  10.30      $   8.65
                                                                ========        ========     ========      ========
  Class B -- Offering price per share (a) ..................                    $   9.96     $   9.98      $   8.28
                                                                                ========     ========      ========
  Class C -- Offering price per share (a) ..................                    $   9.96                   $   8.28
                                                                                ========                   ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

(b) Amount is less than 1,000.
See notes to financial statements.
                                        83
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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                 ULTRA
                                               SHORT-TERM    SHORT-TERM    INTERMEDIATE                  INCOME
                                               BOND FUND     BOND FUND      BOND FUND      BOND FUND    BOND FUND
                                               ----------    ----------    ------------    ---------    ---------
INVESTMENT INCOME:
Interest income .............................   $10,372       $23,630        $45,406       $ 65,392      $48,228
Dividend income .............................       126           364          1,904          2,617          369
Income from securities lending ..............        --           225            354            435          303
                                                -------       -------        -------       --------      -------
Total Income ................................    10,498        24,219         47,664         68,444       48,900
                                                -------       -------        -------       --------      -------
EXPENSES:
Investment advisory fees ....................       822         2,260          4,310          5,973        4,156
Administration fees .........................       241           608          1,159          1,605        1,117
Distribution fees (Class A) .................        45            42            298            254           52
Distribution fees (Class B) .................        36            23            192            102           65
Distribution fees (Class C) .................        --            --            180             14            1
Custodian fees ..............................        11            30             37             50           34
Interest expense ............................        --             9             --             --           --
Legal and audit fees ........................         3             6              7             12           32
Trustees' fees and expenses .................         2             6              9             15           10
Transfer agent fees .........................        21            68            206            479          167
Registration and filing fees ................        15            17             19             56           19
Printing and mailing costs ..................         4            13             22             40           25
Other .......................................        14            44             50             67           50
                                                -------       -------        -------       --------      -------
Total expenses before waivers ...............     1,214         3,126          6,489          8,667        5,728
Less waivers ................................      (557)       (1,073)        (1,775)        (2,369)      (1,199)
                                                -------       -------        -------       --------      -------
Net Expenses ................................       657         2,053          4,714          6,298        4,529
                                                -------       -------        -------       --------      -------
Net Investment Income .......................     9,841        22,166         42,950         62,146       44,371
                                                -------       -------        -------       --------      -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENT AND FUTURES TRANSACTIONS:
Net realized gains (losses) from investment
  and futures transactions ..................      (621)         (545)          (168)         2,487         (408)
Net change in unrealized appreciation
  (depreciation) from investments and
  futures ...................................     3,320        12,120         47,827         87,495       41,089
                                                -------       -------        -------       --------      -------
Net realized/unrealized gains (losses) from
  investment and futures transactions .......     2,699        11,575         47,659         89,982       40,681
                                                -------       -------        -------       --------      -------
Change in net assets resulting from
  operations ................................   $12,540       $33,741        $90,609       $152,128      $85,052
                                                =======       =======        =======       ========      =======

See notes to financial statements.
                                        84
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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                    MORTGAGE-BACKED      GOVERNMENT    TREASURY &     HIGH YIELD
                                                  SECURITIES FUND (a)    BOND FUND     AGENCY FUND    BOND FUND
                                                  -------------------    ----------    -----------    ----------
INVESTMENT INCOME:
Interest income ..............................          $ 7,327           $32,247        $ 5,053       $ 15,490
Dividend income ..............................              276               325             72            171
Income from securities lending ...............               --                74             22             73
                                                        -------           -------        -------       --------
Total Income .................................            7,603            32,646          5,147         15,734
                                                        -------           -------        -------       --------
EXPENSES:
Investment advisory fees .....................              369             2,168            326          1,061
Administration fees ..........................              170               777            131            228
Distribution fees (Class A) ..................               --(b)             81             85             20
Distribution fees (Class B) ..................               --               217            270             36
Distribution fees (Class C) ..................               --                19             --             14
Custodian fees ...............................               13                27              4             14
Legal and audit fees .........................                6                 7              2              4
Trustees' fees and expenses ..................                2                 7              2              3
Transfer agent fees ..........................                9               186             10             89
Registration and filing fees .................               11                19             10             30
Printing and mailing costs ...................                7                17              2              6
Offering costs ...............................                2                --             --             --
Other ........................................               22                31              4             19
                                                        -------           -------        -------       --------
Total expenses before waivers ................              611             3,556            846          1,524
Less waivers .................................             (190)             (280)          (257)          (206)
                                                        -------           -------        -------       --------
Net Expenses .................................              421             3,276            589          1,318
                                                        -------           -------        -------       --------
Net Investment Income ........................            7,182            29,370          4,558         14,416
                                                        -------           -------        -------       --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENT AND FUTURES TRANSACTIONS:
Net realized gains (losses) from investment
  and futures transactions ...................               70              (461)           173            340
Net change in unrealized appreciation
  (depreciation) from investments and
  futures ....................................           10,079            41,201          5,601        (22,027)
                                                        -------           -------        -------       --------
Net realized/unrealized gains (losses) from
  investment and futures transactions ........           10,149            40,740          5,774        (21,687)
                                                        -------           -------        -------       --------
Change in net assets resulting from
  operations .................................          $17,331           $70,110        $10,332       $ (7,271)
                                                        =======           =======        =======       ========

------------
(a) Period from commencement of operations on August 21, 2000.

(b) Amount is less than $1,000.

See notes to financial statements.
                                        85
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One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                           ULTRA SHORT-TERM               SHORT-TERM                  INTERMEDIATE
                                              BOND FUND                   BOND FUND                    BOND FUND
                                       ------------------------    ------------------------    --------------------------
                                        SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                          ENDED         ENDED         ENDED         ENDED         ENDED          ENDED
                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,     JUNE 30,
                                           2000          2000          2000          2000          2000           2000
                                       ------------    --------    ------------    --------    ------------    ----------
                                       (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ...........    $  9,841      $ 17,345      $ 22,166      $ 44,512     $   42,950     $   89,191
    Net realized gains (losses) from
      investment and futures
      transactions ..................        (621)         (378)         (545)         (531)          (168)        (3,911)
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures .......................       3,320          (987)       12,120        (8,223)        47,827        (28,372)
                                         --------      --------      --------      --------     ----------     ----------
Change in net assets resulting from
  operations ........................      12,540        15,980        33,741        35,758         90,609         56,908
                                         --------      --------      --------      --------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income ......      (8,752)      (15,521)      (21,077)      (43,071)       (35,911)       (77,602)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income ......        (815)       (1,483)         (672)       (1,180)        (4,901)        (8,144)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income ......        (210)         (343)         (115)         (261)          (996)        (2,015)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income ......          --            --            --            --           (934)        (1,430)
                                         --------      --------      --------      --------     ----------     ----------
Change in net assets from shareholder
  distributions .....................      (9,777)      (17,347)      (21,864)      (44,512)       (42,742)       (89,191)
                                         --------      --------      --------      --------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ......................       2,574         3,220       (44,236)      (69,617)       (53,639)      (125,638)
                                         --------      --------      --------      --------     ----------     ----------
Change in net assets ................       5,337         1,853       (32,359)      (78,371)        (5,772)      (157,921)
NET ASSETS:
    Beginning of period .............     292,150       290,297       753,009       831,380      1,407,240      1,565,161
                                         --------      --------      --------      --------     ----------     ----------
    End of period ...................    $297,487      $292,150      $720,650      $753,009     $1,401,468     $1,407,240
                                         ========      ========      ========      ========     ==========     ==========

See notes to financial statements.
                                        86
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One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                                    INCOME              MORTGAGE-BACKED
                                                    BOND FUND                     BOND FUND             SECURITIES FUND
                                            --------------------------    --------------------------    ---------------
                                             SIX MONTHS        YEAR        SIX MONTHS        YEAR         AUGUST 21,
                                               ENDED          ENDED          ENDED          ENDED           2000 TO
                                            DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                                2000           2000           2000           2000          2000 (a)
                                            ------------    ----------    ------------    ----------    ---------------
                                            (UNAUDITED)                   (UNAUDITED)                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ..............     $   62,146     $  104,221     $   44,371     $   87,274       $  7,182
    Net realized gains (losses) from
      investment transactions ..........          2,487          5,430           (408)        (3,787)            70
    Net change in unrealized
      appreciation (depreciation) from
      investments ......................         87,495        (41,683)        41,089        (28,296)        10,079
                                             ----------     ----------     ----------     ----------       --------
Change in net assets resulting from
  operations ...........................        152,128         67,968         85,052         55,191         17,331
                                             ----------     ----------     ----------     ----------       --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .........        (56,567)       (93,243)       (43,083)       (84,636)        (7,109)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .........         (4,318)        (9,911)          (914)        (1,843)            --(b)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .........           (541)          (983)          (353)          (795)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .........            (73)           (84)            (4)            --(b)
                                             ----------     ----------     ----------     ----------       --------
Change in net assets from shareholder
  distributions ........................        (61,499)      (104,221)       (44,354)       (87,274)        (7,109)
                                             ----------     ----------     ----------     ----------       --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .........................        121,296        362,789         (8,149)        14,438        299,965
                                             ----------     ----------     ----------     ----------       --------
Change in net assets ...................        211,925        326,536         32,549        (17,645)       310,187
NET ASSETS:
    Beginning of period ................      1,851,388      1,524,852      1,358,969      1,376,614             --
                                             ----------     ----------     ----------     ----------       --------
    End of period ......................     $2,063,313     $1,851,388     $1,391,518     $1,358,969       $310,187
                                             ==========     ==========     ==========     ==========       ========

------------
(a) Period from commencement of operations.

(b) Amount is less than $1,000.

See notes to financial statements.
                                        87
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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                               GOVERNMENT                   TREASURY &                  HIGH YIELD
                                               BOND FUND                   AGENCY FUND                  BOND FUND
                                       --------------------------    ------------------------    ------------------------
                                        SIX MONTHS        YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                          ENDED          ENDED          ENDED         ENDED         ENDED         ENDED
                                       DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                           2000           2000           2000          2000          2000          2000
                                       ------------    ----------    ------------    --------    ------------    --------
                                       (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ...........    $ 29,370      $   62,008      $  4,558      $ 10,833      $ 14,416      $ 19,303
    Net realized gains (losses) from
      investment and futures
      transactions ..................        (461)         (8,382)          173        (3,123)          340       (10,690)
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures .......................      41,201         (13,140)        5,601          (370)      (22,027)      (10,116)
                                         --------      ----------      --------      --------      --------      --------
Change in net assets resulting from
  operations ........................      70,110          40,486        10,332         7,340        (7,271)       (1,503)
                                         --------      ----------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income ......     (26,637)        (56,766)       (1,771)       (4,246)      (13,293)      (17,737)
    From net realized gains .........          --              --            --          (135)           --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income ......      (1,366)         (2,535)       (1,361)       (3,341)         (589)       (1,001)
    From net realized gains .........          --              --            --          (122)           --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income ......      (1,133)         (2,582)       (1,388)       (3,246)         (330)         (460)
    From net realized gains .........          --              --            --          (124)           --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income ......        (104)           (119)                                     (130)         (105)
                                         --------      ----------      --------      --------      --------      --------
Change in net assets from shareholder
  distributions .....................     (29,240)        (62,002)       (4,520)      (11,214)      (14,342)      (19,303)
                                         --------      ----------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ......................     (34,526)        (83,468)          184       (59,436)       79,511       105,537
                                         --------      ----------      --------      --------      --------      --------
Change in net assets ................       6,344        (104,984)        5,996       (63,310)       57,898        84,731
NET ASSETS:
    Beginning of period .............     956,897       1,061,881       159,414       222,724       237,326       152,595
                                         --------      ----------      --------      --------      --------      --------
    End of period ...................    $963,241      $  956,897      $165,410      $159,414      $295,224      $237,326
                                         ========      ==========      ========      ========      ========      ========

See notes to financial statements.
                                        88
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--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                        ULTRA SHORT-TERM              SHORT-TERM                INTERMEDIATE
                                                            BOND FUND                 BOND FUND                  BOND FUND
                                                     -----------------------   ------------------------   ------------------------
                                                      SIX MONTHS      YEAR      SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                        ENDED        ENDED        ENDED         ENDED        ENDED         ENDED
                                                     DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                         2000         2000         2000         2000          2000         2000
                                                     ------------   --------   ------------   ---------   ------------   ---------
                                                     (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued .....................    $ 31,041     $ 92,871    $  94,446     $ 162,163    $ 119,916     $ 170,807
  Dividends reinvested ............................       1,521          212        4,433           844        9,729           866
  Cost of shares redeemed .........................     (34,332)     (90,142)    (145,441)     (232,876)    (194,468)     (350,007)
                                                       --------     --------    ---------     ---------    ---------     ---------
  Change in net assets from Class I capital
    transactions ..................................    $ (1,770)    $  2,941    $ (46,562)    $ (69,869)   $ (64,823)    $(178,334)
                                                       ========     ========    =========     =========    =========     =========
CLASS A SHARES:
  Proceeds from shares issued .....................    $ 11,174     $ 18,076    $   6,622     $  27,155    $  43,520     $  94,592
  Dividends reinvested ............................         696        1,305          409           738        4,323         7,000
  Cost of shares redeemed .........................      (7,768)     (20,210)      (4,459)      (27,293)     (40,243)      (66,383)
                                                       --------     --------    ---------     ---------    ---------     ---------
  Change in net assets from Class A capital
    transactions ..................................    $  4,102     $   (829)   $   2,572     $     600    $   7,600     $  35,209
                                                       ========     ========    =========     =========    =========     =========
CLASS B SHARES:
  Proceeds from shares issued .....................    $  1,024     $  4,178    $     153     $   1,740    $   4,009     $  13,382
  Dividends reinvested ............................         156          252          100           230          792         1,589
  Cost of shares redeemed .........................        (938)      (3,322)        (499)       (2,318)      (4,321)      (14,378)
                                                       --------     --------    ---------     ---------    ---------     ---------
  Change in net assets from Class B capital
    transactions ..................................    $    242     $  1,108    $    (246)    $    (348)   $     480     $     593
                                                       ========     ========    =========     =========    =========     =========
CLASS C SHARES:
  Proceeds from shares issued .....................                                                        $   7,657     $  27,629
  Dividends reinvested ............................                                                              898         1,323
  Cost of shares redeemed .........................                                                           (5,451)      (12,058)
                                                                                                           ---------     ---------
  Change in net assets from Class C capital
    transactions ..................................                                                        $   3,104     $  16,894
                                                                                                           =========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ..........................................       3,180        9,541        9,129        15,750       11,788        16,889
  Reinvested ......................................         156           21          428            82          956            86
  Redeemed ........................................      (3,513)      (9,266)     (14,038)      (22,587)     (19,035)      (34,704)
                                                       --------     --------    ---------     ---------    ---------     ---------
  Change in Class I Shares ........................        (177)         296       (4,481)       (6,755)      (6,291)      (17,729)
                                                       ========     ========    =========     =========    =========     =========
CLASS A SHARES:
  Issued ..........................................       1,144        1,858          641         2,639        4,268         9,380
  Reinvested ......................................          71          134           40            72          425           694
  Redeemed ........................................        (795)      (2,078)        (431)       (2,651)      (3,923)       (6,578)
                                                       --------     --------    ---------     ---------    ---------     ---------
  Change in Class A Shares ........................         420          (86)         250            60          770         3,496
                                                       ========     ========    =========     =========    =========     =========
CLASS B SHARES:
  Issued ..........................................         105          432           15           167          396         1,336
  Reinvested ......................................          16           26           10            22           79           159
  Redeemed ........................................         (97)        (343)         (48)         (223)        (428)       (1,440)
                                                       --------     --------    ---------     ---------    ---------     ---------
  Change in Class B Shares ........................          24          115          (23)          (34)          47            55
                                                       ========     ========    =========     =========    =========     =========
CLASS C SHARES:
  Issued ..........................................                                                              759         2,757
  Reinvested ......................................                                                               89           132
  Redeemed ........................................                                                             (538)       (1,208)
                                                                                                           ---------     ---------
  Change in Class C Shares ........................                                                              310         1,681
                                                                                                           =========     =========

See notes to financial statements.
                                        89
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--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                                                         INCOME            MORTGAGE-BACKED
                                                            BOND FUND                  BOND FUND           SECURITIES FUND
                                                     ------------------------   ------------------------   ----------------
                                                      SIX MONTHS      YEAR       SIX MONTHS      YEAR         AUGUST 21,
                                                        ENDED         ENDED        ENDED         ENDED         2000 TO
                                                     DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,      DECEMBER 31,
                                                         2000         2000          2000         2000          2000 (a)
                                                     ------------   ---------   ------------   ---------   ----------------
                                                     (UNAUDITED)                (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued .....................   $ 219,585     $ 664,916     $ 75,223     $ 291,397       $ 32,569
  Proceeds from shares issued in conversion .......          --            --           --            --        262,435
  Dividends reinvested ............................      15,827        21,311        4,614           716          5,344
  Cost of shares redeemed .........................    (106,266)     (298,518)     (87,977)     (272,681)          (384)
                                                      ---------     ---------     --------     ---------       --------
  Change in net assets from Class I capital
    transactions ..................................   $ 129,146     $ 387,709     $ (8,140)    $  19,432       $299,964
                                                      =========     =========     ========     =========       ========
CLASS A SHARES:
  Proceeds from shares issued .....................   $  34,157     $  45,137     $  5,866     $  15,465       $      2
  Dividends reinvested ............................       3,697         8,508          659         1,372             --(b)
  Cost of shares redeemed .........................     (48,963)      (85,665)      (5,768)      (19,054)            (1)
                                                      ---------     ---------     --------     ---------       --------
  Change in net assets from Class A capital
    transactions ..................................   $ (11,109)    $ (32,020)    $    757     $  (2,217)      $      1
                                                      =========     =========     ========     =========       ========
CLASS B SHARES:
  Proceeds from shares issued .....................   $   3,819     $  11,012     $    356     $   1,410
  Dividends reinvested ............................         402           746          283           644
  Cost of shares redeemed .........................      (2,339)       (6,339)      (1,413)       (4,959)
                                                      ---------     ---------     --------     ---------
  Change in net assets from Class B capital
    transactions ..................................   $   1,882     $   5,419     $   (774)    $  (2,905)
                                                      =========     =========     ========     =========
CLASS C SHARES:
  Proceeds from shares issued .....................   $   1,701     $   2,409     $     12     $     130
  Dividends reinvested ............................          62            69            3            --
  Cost of shares redeemed .........................        (386)         (797)          (7)           (2)
                                                      ---------     ---------     --------     ---------
  Change in net assets from Class C capital
    transactions ..................................   $   1,377     $   1,681     $      8     $     128
                                                      =========     =========     ========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ..........................................      21,458        66,089        9,909        38,629          3,236
  Issued in conversion ............................          --            --           --            --         26,244
  Reinvested ......................................       1,547         2,121          608            95            529
  Redeemed ........................................     (10,252)      (29,548)     (11,573)      (36,271)           (37)
                                                      ---------     ---------     --------     ---------       --------
  Change in Class I Shares ........................      12,753        38,662       (1,056)        2,453         29,972
                                                      =========     =========     ========     =========       ========
CLASS A SHARES:
  Issued ..........................................       3,338         4,452          772         2,058             --(b)
  Reinvested ......................................         363           841           87           182             --(b)
  Redeemed ........................................      (4,777)       (8,480)        (758)       (2,534)            --(b)
                                                      ---------     ---------     --------     ---------       --------
  Change in Class A Shares ........................      (1,076)       (3,187)         101          (294)            --(b)
                                                      =========     =========     ========     =========       ========
CLASS B SHARES:
  Issued ..........................................         372         1,085           46           186
  Reinvested ......................................          39            74           37            85
  Redeemed ........................................        (228)         (629)        (185)         (656)
                                                      ---------     ---------     --------     ---------
  Change in Class B Shares ........................         183           530         (102)         (385)
                                                      =========     =========     ========     =========
CLASS C SHARES:
  Issued ..........................................         165           237            2            17
  Reinvested ......................................           6             7           --            --
  Redeemed ........................................         (38)          (79)          (1)           --(b)
                                                      ---------     ---------     --------     ---------
  Change in Class C Shares ........................         133           165            1            17
                                                      =========     =========     ========     =========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.
                                        90
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--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                            GOVERNMENT                TREASURY &                HIGH YIELD
                                                            BOND FUND                 AGENCY FUND                BOND FUND
                                                     ------------------------   -----------------------   -----------------------
                                                      SIX MONTHS      YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                     DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                         2000         2000          2000         2000         2000         2000
                                                     ------------   ---------   ------------   --------   ------------   --------
                                                     (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued .....................    $ 28,025     $ 141,985     $  1,362     $  7,926     $ 83,770     $118,263
  Dividends reinvested ............................       2,242         1,625          177          178        2,681          793
  Cost of shares redeemed .........................     (68,539)     (221,909)     (13,306)     (21,266)     (16,888)     (18,682)
                                                       --------     ---------     --------     --------     --------     --------
  Change in net assets from Class I capital
    transactions ..................................    $(38,272)    $ (78,299)    $(11,767)    $(13,162)    $ 69,563     $100,374
                                                       ========     =========     ========     ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued .....................    $ 23,032     $  42,052     $ 18,898     $ 17,695     $  8,704     $ 13,255
  Dividends reinvested ............................       1,019         1,914        1,004        3,192          405          829
  Cost of shares redeemed .........................     (21,013)      (41,989)      (5,955)     (52,913)      (2,259)     (14,509)
                                                       --------     ---------     --------     --------     --------     --------
  Change in net assets from Class A capital
    transactions ..................................    $  3,038     $   1,977     $ 13,947     $(32,026)    $  6,850     $   (425)
                                                       ========     =========     ========     ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued .....................    $  3,240     $   9,522     $  2,317     $  8,691     $  2,208     $  6,230
  Dividends reinvested ............................         933         2,148        1,031        2,545          184          286
  Cost of shares redeemed .........................      (5,258)      (20,866)      (5,344)     (25,484)        (929)      (3,157)
                                                       --------     ---------     --------     --------     --------     --------
  Change in net assets from Class B capital
    transactions ..................................    $ (1,085)    $  (9,196)    $ (1,996)    $(14,248)    $  1,463     $  3,359
                                                       ========     =========     ========     ========     ========     ========
CLASS C SHARES:
  Proceeds from shares issued .....................    $  2,492     $   2,877                               $  1,737     $  2,256
  Dividends reinvested ............................          95            98                                    103           84
  Cost of shares redeemed .........................        (794)         (925)                                  (205)        (111)
                                                       --------     ---------                               --------     --------
  Change in net assets from Class C capital
    transactions ..................................    $  1,793     $   2,050                               $  1,635     $  2,229
                                                       ========     =========                               ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ..........................................       2,898        14,859          139          819        9,508       12,578
  Reinvested ......................................         233           172           18           19          310           86
  Redeemed ........................................      (7,061)      (23,319)      (1,364)      (2,200)      (1,973)      (1,996)
                                                       --------     ---------     --------     --------     --------     --------
  Change in Class I Shares ........................      (3,930)       (8,288)      (1,207)      (1,362)       7,845       10,668
                                                       ========     =========     ========     ========     ========     ========
CLASS A SHARES:
  Issued ..........................................       2,360         4,466        1,939        1,824        1,018        1,399
  Reinvested ......................................         105           201          103          330           47           88
  Redeemed ........................................      (2,157)       (4,463)        (610)      (5,478)        (259)      (1,534)
                                                       --------     ---------     --------     --------     --------     --------
  Change in Class A Shares ........................         308           204        1,432       (3,324)         806          (47)
                                                       ========     =========     ========     ========     ========     ========
CLASS B SHARES:
  Issued ..........................................         332           994          237          894          254          665
  Reinvested ......................................          97           225          106          263           21           31
  Redeemed ........................................        (542)       (2,191)        (549)      (2,641)        (106)        (338)
                                                       --------     ---------     --------     --------     --------     --------
  Change in Class B Shares ........................        (113)         (972)        (206)      (1,484)         169          358
                                                       ========     =========     ========     ========     ========     ========
CLASS C SHARES:
  Issued ..........................................         256           301                                    201          240
  Reinvested ......................................          10            10                                     12            9
  Redeemed ........................................         (81)          (97)                                   (24)         (12)
                                                       --------     ---------                               --------     --------
  Change in Class C Shares ........................         185           214                                    189          237
                                                       ========     =========                               ========     ========

See notes to financial statements.
                                        91
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        ULTRA SHORT-TERM BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $   9.73        $   9.77       $   9.87       $   9.87       $   9.79       $  9.84
                                            --------        --------       --------       --------       --------       -------
Investment Activities:
  Net investment income ................        0.32            0.58           0.56           0.59           0.62          0.62
  Net realized and unrealized gains
    (losses) from investment and futures
    transactions .......................        0.09           (0.04)         (0.11)         (0.01)          0.05         (0.07)
                                            --------        --------       --------       --------       --------       -------
    Total from Investment Activities ...        0.41            0.54           0.45           0.58           0.67          0.55
                                            --------        --------       --------       --------       --------       -------
Distributions:
  Net investment income ................       (0.32)          (0.58)         (0.55)         (0.58)         (0.59)        (0.60)
                                            --------        --------       --------       --------       --------       -------
NET ASSET VALUE, END OF PERIOD .........    $   9.82        $   9.73       $   9.77       $   9.87       $   9.87       $  9.79
                                            ========        ========       ========       ========       ========       =======
Total Return ...........................        4.32%(a)        5.66%          4.66%          6.00%          7.14%         5.71%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $262,279        $261,592       $259,873       $188,133       $114,413       $57,276
  Ratio of expenses to average net
    assets .............................        0.40%(b)        0.40%          0.32%          0.30%          0.35%         0.45%
  Ratio of net investment income to
    average net assets .................        6.62%(b)        5.93%          5.63%          5.92%          6.02%         6.20%
  Ratio of expenses to average net
    assets* ............................        0.49%(b)        0.77%          0.79%          0.81%          0.81%         1.06%
  Portfolio turnover (c) ...............       19.85%          32.68%         38.70%         41.15%         70.36%        67.65%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.
                                        92
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        ULTRA SHORT-TERM BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $  9.73         $  9.77        $  9.87        $  9.87        $  9.78         $ 9.83
                                            -------         -------        -------        -------        -------         ------
Investment Activities:
  Net investment income ................       0.31            0.55           0.52           0.56           0.58           0.58
  Net realized and unrealized gains
    (losses) from investment and futures
    transactions .......................       0.08           (0.04)         (0.10)         (0.01)          0.09          (0.06)
                                            -------         -------        -------        -------        -------         ------
    Total from Investment Activities ...       0.39            0.51           0.42           0.55           0.67           0.52
                                            -------         -------        -------        -------        -------         ------
Distributions:
  Net investment income ................      (0.31)          (0.55)         (0.52)         (0.55)         (0.58)         (0.57)
                                            -------         -------        -------        -------        -------         ------
NET ASSET VALUE, END OF PERIOD .........    $  9.81         $  9.73        $  9.77        $  9.87        $  9.87         $ 9.78
                                            =======         =======        =======        =======        =======         ======
Total Return (Excludes Sales Charge) ...       4.08%(a)        5.40%          4.40%          5.75%          7.00%          5.42%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $27,695         $23,352        $24,300        $24,747        $29,643         $3,969
  Ratio of expenses to average net
    assets .............................       0.65%(b)        0.65%          0.57%          0.54%          0.61%          0.70%
  Ratio of net investment income to
    average net assets .................       6.38%(b)        5.66%          5.37%          5.66%          5.78%          5.95%
  Ratio of expenses to average net
    assets* ............................       0.74%(b)        1.12%          1.14%          1.15%          1.17%          1.41%
  Portfolio turnover (c) ...............      19.85%          32.68%         38.70%         41.15%         70.36%         67.65%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.
                                        93
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        ULTRA SHORT-TERM BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS B SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...     $ 9.68          $ 9.72         $ 9.81         $ 9.81         $ 9.76         $ 9.84
                                             ------          ------         ------         ------         ------         ------
Investment Activities:
  Net investment income ................       0.29            0.51           0.48           0.52           0.54           0.52
  Net realized and unrealized gains
    (losses) from investment and futures
    transactions .......................       0.08           (0.04)         (0.10)         (0.01)          0.05          (0.07)
                                             ------          ------         ------         ------         ------         ------
    Total from Investment Activities ...       0.37            0.47           0.38           0.51           0.59           0.45
                                             ------          ------         ------         ------         ------         ------
Distributions:
  Net investment income ................      (0.29)          (0.51)         (0.47)         (0.51)         (0.54)         (0.53)
                                             ------          ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD .........     $ 9.76          $ 9.68         $ 9.72         $ 9.81         $ 9.81         $ 9.76
                                             ======          ======         ======         ======         ======         ======
Total Return (Excludes Sales Charge) ...       3.84%(a)        4.91%          3.99%          5.32%          6.22%          4.63%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....     $7,513          $7,206         $6,124         $4,531         $2,818         $1,144
  Ratio of expenses to average net
    assets .............................       1.15%(b)        1.15%          1.03%          0.99%          1.07%          1.20%
  Ratio of net investment income to
    average net assets .................       5.90%(b)        5.24%          4.93%          5.23%          5.18%          5.45%
  Ratio of expenses to average net
    assets* ............................       1.24%(b)        1.77%          1.76%          1.75%          1.81%          2.06%
  Portfolio turnover (c) ...............      19.85%          32.68%         38.70%         41.15%         70.36%         67.65%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           SHORT-TERM BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $  10.29        $  10.40       $  10.51       $  10.47       $  10.42       $  10.53
                                            --------        --------       --------       --------       --------       --------
Investment Activities:
  Net investment income ................        0.30            0.59           0.59           0.63           0.63           0.64
  Net realized and unrealized gains
    (losses) from investment
    transactions .......................        0.16           (0.11)         (0.11)          0.04           0.05          (0.11)
                                            --------        --------       --------       --------       --------       --------
    Total from Investment Activities ...        0.46            0.48           0.48           0.67           0.68           0.53
                                            --------        --------       --------       --------       --------       --------
Distributions:
  Net investment income ................       (0.30)          (0.59)         (0.59)         (0.63)         (0.63)         (0.64)
                                            --------        --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD .........    $  10.45        $  10.29       $  10.40       $  10.51       $  10.47       $  10.42
                                            ========        ========       ========       ========       ========       ========
Total Return ...........................        4.58%(a)        4.81%          4.67%          6.59%          6.75%          5.13%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $691,395        $726,539       $804,883       $592,669       $563,979       $604,916
  Ratio of expenses to average net
    assets .............................        0.53%(b)        0.53%          0.53%          0.53%          0.51%          0.51%
  Ratio of net investment income to
    average net assets .................        5.90%(b)        5.77%          5.61%          6.01%          6.06%          6.06%
  Ratio of expenses to average net
    assets* ............................        0.55%(b)        0.81%          0.81%          0.82%          0.81%          0.82%
  Portfolio turnover (c) ...............       17.82%          25.93%         37.22%         56.99%         66.61%         75.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           SHORT-TERM BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $ 10.28         $ 10.39        $ 10.50        $ 10.46        $ 10.41        $ 10.52
                                            -------         -------        -------        -------        -------        -------
Investment Activities:
  Net investment income ................       0.29            0.57           0.57           0.61           0.61           0.63
  Net realized and unrealized gains
    (losses) from investment
    transactions .......................       0.16           (0.11)         (0.11)          0.04           0.05          (0.13)
                                            -------         -------        -------        -------        -------        -------
    Total from Investment Activities ...       0.45            0.46           0.46           0.65           0.66           0.50
                                            -------         -------        -------        -------        -------        -------
Distributions:
  Net investment income ................      (0.29)          (0.57)         (0.57)         (0.61)         (0.61)         (0.61)
                                            -------         -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD .........    $ 10.44         $ 10.28        $ 10.39        $ 10.50        $ 10.46        $ 10.41
                                            =======         =======        =======        =======        =======        =======
Total Return (Excludes Sales Charge) ...       4.44%(a)        4.55%          4.41%          6.32%          6.47%          4.86%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $24,791         $21,834        $21,450        $15,582        $20,055        $21,343
  Ratio of expenses to average net
    assets .............................       0.78%(b)        0.78%          0.78%          0.78%          0.76%          0.76%
  Ratio of net investment income to
    average net assets .................       5.65%(b)        5.52%          5.30%          5.77%          5.81%          5.81%
  Ratio of expenses to average net
    assets* ............................       0.80%(b)        1.16%          1.16%          1.17%          1.16%          1.17%
  Portfolio turnover (c) ...............      17.82%          25.93%         37.22%         56.99%         66.61%         75.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           SHORT-TERM BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS B SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...     $10.35          $10.46         $10.57         $10.53         $10.49         $10.60
                                             ------          ------         ------         ------         ------         ------
Investment Activities:
  Net investment income ................       0.26            0.52           0.53           0.58           0.55           0.55
  Net realized and unrealized gains
    (losses) from investment
    transactions .......................       0.16           (0.11)         (0.11)          0.04           0.04          (0.10)
                                             ------          ------         ------         ------         ------         ------
    Total from Investment Activities ...       0.42            0.41           0.42           0.62           0.59           0.45
                                             ------          ------         ------         ------         ------         ------
Distributions:
  Net investment income ................      (0.26)          (0.52)         (0.53)         (0.58)         (0.55)         (0.56)
                                             ------          ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD .........     $10.51          $10.35         $10.46         $10.57         $10.53         $10.49
                                             ======          ======         ======         ======         ======         ======
Total Return (Excludes Sales Charge) ...       4.15%(a)        4.00%          4.02%          5.98%          5.74%          4.28%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....     $4,464          $4,636         $5,047         $4,851         $4,920         $4,923
  Ratio of expenses to average net
    assets .............................       1.28%(b)        1.28%          1.14%          1.11%          1.20%          1.26%
  Ratio of net investment income to
    average net assets .................       5.13%(b)        4.98%          4.96%          5.44%          5.21%          5.31%
  Ratio of expenses to average net
    assets* ............................       1.30%(b)        1.80%          1.65%          1.64%          1.81%          1.82%
  Portfolio turnover (c) ...............      17.82%          25.93%         37.22%         56.99%         66.61%         75.20%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INTERMEDIATE BOND FUND
                                       ----------------------------------------------------------------------------------------
                                                                            CLASS I SHARES
                                       ----------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR      SIX MONTHS
                                          ENDED         ENDED        ENDED                     YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,    JUNE 30,     JUNE 30,          -----------------------------------------
                                           2000          2000       1999 (a)            1998       1997       1996       1995
                                       ------------   ----------   ----------         --------   --------   --------   --------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ............................   $    10.07    $    10.28   $    10.61         $  10.48   $  10.29   $  10.37   $   9.21
                                        ----------    ----------   ----------         --------   --------   --------   --------
Investment Activities:
  Net investment income .............         0.31          0.62         0.32             0.63       0.65       0.64       0.59
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................         0.34         (0.21)       (0.33)            0.14       0.18      (0.07)      1.16
                                        ----------    ----------   ----------         --------   --------   --------   --------
    Total from Investment
      Activities ....................         0.65          0.41        (0.01)            0.77       0.83       0.57       1.75
                                        ----------    ----------   ----------         --------   --------   --------   --------
Distributions:
  Net investment income .............        (0.31)        (0.62)       (0.32)           (0.64)     (0.64)     (0.65)     (0.59)
                                        ----------    ----------   ----------         --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ......   $    10.41    $    10.07   $    10.28         $  10.61   $  10.48   $  10.29   $  10.37
                                        ==========    ==========   ==========         ========   ========   ========   ========
Total Return ........................         6.56%(b)      4.12%       (0.08)%(b)        7.62%      8.37%      5.78%     19.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................   $1,153,858    $1,179,116   $1,385,890         $567,609   $482,679   $395,105   $393,656
  Ratio of expenses to average net
    assets ..........................         0.58%(c)      0.58%        0.62%(c)         0.66%      0.61%      0.67%      0.73%
  Ratio of net investment income to
    average net assets ..............         6.05%(c)      6.10%        6.27%(c)         6.02%      6.26%      6.29%      5.98%
  Ratio of expenses to average net
    assets* .........................         0.58%(c)      0.81%        0.77%(c)         0.66%      0.61%      0.67%      0.73%
  Portfolio turnover (d) ............         5.61%         6.08%        9.24%           50.32%     31.66%     31.62%     36.47%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INTERMEDIATE BOND FUND
                                       ----------------------------------------------------------------------------------
                                                                         CLASS A SHARES
                                       ----------------------------------------------------------------------------------
                                        SIX MONTHS      YEAR     SIX MONTHS
                                          ENDED        ENDED       ENDED                   YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,   JUNE 30,    JUNE 30,          -------------------------------------
                                           2000         2000      1999 (a)           1998      1997      1996      1995
                                       ------------   --------   ----------         -------   -------   -------   -------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ............................    $  10.07     $  10.28    $  10.61          $ 10.47   $ 10.29   $ 10.37   $  9.21
                                         --------     --------    --------          -------   -------   -------   -------
Investment Activities:
  Net investment income .............        0.30         0.59        0.30             0.61      0.62      0.64      0.59
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................        0.34        (0.21)      (0.33)            0.14      0.18     (0.07)     1.16
                                         --------     --------    --------          -------   -------   -------   -------
    Total from Investment
      Activities ....................        0.64         0.38       (0.03)            0.75      0.80      0.57      1.75
                                         --------     --------    --------          -------   -------   -------   -------
Distributions:
  Net investment income .............       (0.30)       (0.59)      (0.30)           (0.61)    (0.62)    (0.65)    (0.59)
                                         --------     --------    --------          -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD ......    $  10.41     $  10.07    $  10.28          $ 10.61   $ 10.47   $ 10.29   $ 10.37
                                         ========     ========    ========          =======   =======   =======   =======
Total Return (Excludes Sales
  Charge) ...........................        6.43%(b)     3.86%      (0.27)%(b)        7.37%     8.04%     5.65%    19.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $170,980     $157,577    $124,940          $88,072   $42,343   $18,324   $11,654
  Ratio of expenses to average net
    assets ..........................        0.83%(c)     0.83%       0.84%(c)         0.91%     0.86%     0.79%     0.73%
  Ratio of net investment income to
    average net assets ..............        5.80%(c)     5.87%       5.87%(c)         5.77%     6.01%     6.17%     5.98%
  Ratio of expenses to average net
    assets* .........................        0.83%(c)     1.16%       1.02%(c)         0.91%     0.86%     0.79%     0.73%
  Portfolio turnover (d) ............        5.61%        6.08%       9.24%           50.32%    31.66%    31.62%    36.47%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INTERMEDIATE BOND FUND
                                  -----------------------------------------------------------------------------------------------
                                                                          CLASS B SHARES
                                  -----------------------------------------------------------------------------------------------
                                   SIX MONTHS          YEAR         SIX MONTHS              YEAR ENDED              SEPTEMBER 23,
                                     ENDED            ENDED           ENDED                DECEMBER 31,                1996 TO
                                  DECEMBER 31,       JUNE 30,        JUNE 30,       --------------------------      DECEMBER 31,
                                      2000             2000          1999 (a)          1998            1997           1996 (b)
                                  ------------      ----------      ----------      ----------      ----------      -------------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ........................   $  9.97          $ 10.18         $ 10.50          $10.38          $10.20           $10.00
                                    -------          -------         -------          ------          ------           ------
Investment Activities:
  Net investment income .........      0.26             0.53            0.27            0.47            0.55             0.15
  Net realized and unrealized
    gains (losses) from
    investment transactions .....      0.34            (0.21)          (0.32)           0.18            0.17             0.20
                                    -------          -------         -------          ------          ------           ------
    Total from Investment
      Activities ................      0.60             0.32           (0.05)           0.65            0.72             0.35
                                    -------          -------         -------          ------          ------           ------
Distributions:
  Net investment income .........     (0.26)           (0.53)          (0.27)          (0.53)          (0.54)           (0.15)
                                    -------          -------         -------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD...   $ 10.31          $  9.97         $ 10.18          $10.50          $10.38           $10.20
                                    =======          =======         =======          ======          ======           ======
Total Return (Excludes Sales
  Charge) .......................      6.14%(c)         3.23%          (0.46)%(c)       6.44%           7.32%            3.50%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) .......................   $39,225          $37,460         $37,681          $  857          $  385           $  122
  Ratio of expenses to average
    net assets ..................      1.48%(d)         1.48%           1.50%(d)        1.66%           1.61%            1.60%(d)
  Ratio of net investment income
    to average net assets .......      5.19%(d)         5.26%           5.15%(d)        5.02%           5.26%            1.52%(d)
  Ratio of expenses to average
    net assets* .................      1.48%(d)         1.81%           1.91%(d)        1.66%           1.61%            1.60%(d)
  Portfolio turnover (e) ........      5.61%            6.08%           9.24%          50.32%          31.66%           31.62%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Intermediate Bond Fund merged into the Pegasus Intermediate Bond Fund to become the One Group Intermediate Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Intermediate Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INTERMEDIATE BOND FUND
                                                         --------------------------------------------
                                                                        CLASS C SHARES
                                                         --------------------------------------------
                                                          SIX MONTHS         YEAR         MARCH 22,
                                                            ENDED           ENDED          1999 TO
                                                         DECEMBER 31,      JUNE 30,        JUNE 30,
                                                             2000            2000          1999 (a)
                                                         ------------      --------       ---------
                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $  9.98         $ 10.18         $ 10.38
                                                           -------         -------         -------
Investment Activities:
  Net investment income ...............................       0.26            0.53            0.15
  Net realized and unrealized gains (losses) from
     investment transactions ..........................       0.33           (0.20)          (0.20)
                                                           -------         -------         -------
     Total from Investment Activities .................       0.59            0.33           (0.05)
                                                           -------         -------         -------
Distributions:
  Net investment income ...............................      (0.26)          (0.53)          (0.15)
                                                           -------         -------         -------
NET ASSET VALUE, END OF PERIOD ........................    $ 10.31         $  9.98         $ 10.18
                                                           =======         =======         =======
Total Return (Excludes Sales Charge) ..................       6.03%(b)        3.33%          (0.51)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...................    $37,405         $33,087         $16,650
  Ratio of expenses to average net assets .............       1.48%(c)        1.49%           1.50%(c)
  Ratio of net investment income to average net
     assets ...........................................       5.19%(c)        5.30%           5.18%(c)
  Ratio of expenses to average net assets* ............       1.48%(c)        1.82%           2.13%(c)
  Portfolio turnover (d) ..............................       5.61%           6.08%           9.24%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                BOND FUND
                                       --------------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR      SIX MONTHS
                                          ENDED         ENDED        ENDED                       YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,    JUNE 30,     JUNE 30,          ---------------------------------------------
                                           2000          2000       1999 (a)             1998         1997        1996       1995
                                       ------------   ----------   ----------         ----------   ----------   --------   --------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ............................   $    10.08    $    10.34   $    10.78         $    10.59   $    10.27   $  10.45   $   9.01
                                        ----------    ----------   ----------         ----------   ----------   --------   --------
Investment Activities:
  Net investment income .............         0.32          0.65         0.35               0.65         0.66       0.68       0.63
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................         0.46         (0.26)       (0.44)              0.19         0.32      (0.18)      1.45
                                        ----------    ----------   ----------         ----------   ----------   --------   --------
    Total from Investment
      Activities ....................         0.78          0.39        (0.09)              0.84         0.98       0.50       2.08
                                        ----------    ----------   ----------         ----------   ----------   --------   --------
Distributions:
  Net investment income .............        (0.32)        (0.65)       (0.35)             (0.65)       (0.66)     (0.68)     (0.64)
                                        ----------    ----------   ----------         ----------   ----------   --------   --------
NET ASSET VALUE, END OF PERIOD ......   $    10.54    $    10.08   $    10.34         $    10.78   $    10.59   $  10.27   $  10.45
                                        ==========    ==========   ==========         ==========   ==========   ========   ========
Total Return ........................         7.87%(b)      3.94%       (0.87)%(b)          8.17%        9.97%      5.08%     23.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................   $1,899,373    $1,687,041   $1,330,527         $1,277,246   $1,101,894   $757,627   $485,851
  Ratio of expenses to average net
    assets ..........................         0.60%(c)      0.60%        0.64%(c)           0.64%        0.61%      0.66%      0.74%
  Ratio of net investment income to
    average net assets ..............         6.27%(c)      6.44%        6.65%(c)           6.10%        6.41%      6.71%      6.39%
  Ratio of expenses to average net
    assets* .........................         0.60%(c)      0.83%        0.75%(c)           0.64%        0.61%      0.66%      0.74%
  Portfolio turnover (d) ............         5.89%        16.19%        10.89%            34.69%       17.60%     24.92%     41.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            BOND FUND
                                       ------------------------------------------------------------------------------------
                                                                          CLASS A SHARES
                                       ------------------------------------------------------------------------------------
                                        SIX MONTHS      YEAR     SIX MONTHS
                                          ENDED        ENDED       ENDED                    YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,   JUNE 30,    JUNE 30,          ---------------------------------------
                                           2000         2000      1999 (a)            1998       1997      1996      1995
                                       ------------   --------   ----------         --------   --------   -------   -------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ............................    $  10.08     $  10.34    $  10.78          $  10.59   $  10.27   $ 10.45   $  9.01
                                         --------     --------    --------          --------   --------   -------   -------
Investment Activities:
  Net investment income .............        0.31         0.62        0.34              0.61       0.63      0.67      0.63
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................        0.46        (0.26)      (0.44)             0.21       0.32     (0.18)     1.45
                                         --------     --------    --------          --------   --------   -------   -------
    Total from Investment
      Activities ....................        0.77         0.36       (0.10)             0.82       0.95      0.49      2.08
                                         --------     --------    --------          --------   --------   -------   -------
Distributions:
  Net investment income .............       (0.31)       (0.62)      (0.34)            (0.63)     (0.63)    (0.67)    (0.64)
                                         --------     --------    --------          --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD ......    $  10.54     $  10.08    $  10.34          $  10.78   $  10.59   $ 10.27   $ 10.45
                                         ========     ========    ========          ========   ========   =======   =======
Total Return (Excludes Sales
  Charge) ...........................        7.73%(b)     3.68%      (0.98)%(b)         7.92%      9.65%     4.98%    23.75%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $138,694     $143,421    $180,058          $226,261   $125,515   $46,977   $31,714
  Ratio of expenses to average net
    assets ..........................        0.85%(c)     0.85%       0.86%(c)          0.89%      0.86%     0.78%     0.74%
  Ratio of net investment income to
    average net assets ..............        6.02%(c)     6.15%       6.39%(c)          5.85%      6.16%     6.59%     6.39%
  Ratio of expenses to average net
    assets* .........................        0.85%(c)     1.16%       0.97%(c)          0.89%      0.86%     0.78%     0.74%
  Portfolio turnover (d) ............        5.89%       16.19%      10.89%            34.69%     17.60%    24.92%    41.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             BOND FUND
                                  -----------------------------------------------------------------------------------------------
                                                                          CLASS B SHARES
                                  -----------------------------------------------------------------------------------------------
                                   SIX MONTHS          YEAR         SIX MONTHS              YEAR ENDED               AUGUST 26,
                                     ENDED            ENDED           ENDED                DECEMBER 31,                1996 TO
                                  DECEMBER 31,       JUNE 30,        JUNE 30,       --------------------------      DECEMBER 31,
                                      2000             2000          1999 (a)          1998            1997           1996 (b)
                                  ------------      ----------      ----------      ----------      ----------      -------------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ........................   $ 10.08          $ 10.34         $ 10.78          $10.59          $10.27           $10.00
                                    -------          -------         -------          ------          ------           ------
Investment Activities:
  Net investment income .........      0.27             0.56            0.30            0.47            0.56             0.21
  Net realized and unrealized
    gains (losses) from
    investment transactions .....      0.46            (0.26)          (0.44)           0.27            0.32             0.27
                                    -------          -------         -------          ------          ------           ------
    Total from Investment
      Activities ................      0.73             0.30           (0.14)           0.74            0.88             0.48
                                    -------          -------         -------          ------          ------           ------
Distributions:
  Net investment income .........     (0.27)           (0.56)          (0.30)          (0.55)          (0.56)           (0.21)
                                    -------          -------         -------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD...   $ 10.54          $ 10.08         $ 10.34          $10.78          $10.59           $10.27
                                    =======          =======         =======          ======          ======           ======
Total Return (Excludes Sales
  Charge) .......................      7.39%(c)         3.01%          (1.35)%(c)       7.16%           8.91%            4.81%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) .......................   $21,617          $18,808         $13,812          $9,074          $3,394           $  280
  Ratio of expenses to average
    net assets ..................      1.50%(d)         1.50%           1.57%(d)        1.64%           1.61%            1.59%(d)
  Ratio of net investment income
    to average net assets .......      5.37%(d)         5.52%           5.69%(d)        5.10%           5.41%            3.01%(d)
  Ratio of expenses to average
    net assets* .................      1.50%(d)         1.81%           1.70%(d)        1.64%           1.61%            1.59%(d)
  Portfolio turnover (e) ........      5.89%           16.19%          10.89%          34.69%          17.60%           24.92%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Bond Fund became the One Group Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               BOND FUND
                                                              --------------------------------------------
                                                                             CLASS C SHARES
                                                              --------------------------------------------
                                                               SIX MONTHS         YEAR         MARCH 22,
                                                                 ENDED           ENDED          1999 TO
                                                              DECEMBER 31,      JUNE 30,        JUNE 30,
                                                                  2000            2000          1999 (a)
                                                              ------------      --------       ---------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $10.14          $10.38          $10.59
                                                                 ------          ------          ------
Investment Activities:
  Net investment income ....................................       0.28            0.56            0.17
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       0.46           (0.24)          (0.21)
                                                                 ------          ------          ------
     Total from Investment Activities ......................       0.74            0.32           (0.04)
                                                                 ------          ------          ------
Distributions:
  Net investment income ....................................      (0.28)          (0.56)          (0.17)
                                                                 ------          ------          ------
NET ASSET VALUE, END OF PERIOD .............................     $10.60          $10.14          $10.38
                                                                 ======          ======          ======
Total Return (Excludes Sales Charge) .......................       7.35%(b)        3.19%          (0.35)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $3,629          $2,118          $  455
  Ratio of expenses to average net assets ..................       1.50%(c)        1.50%           1.47%(c)
  Ratio of net investment income to average net assets .....       5.32%(c)        5.56%           5.66%(c)
  Ratio of expenses to average net assets* .................       1.50%(c)        1.82%           1.69%(c)
  Portfolio turnover (d) ...................................       5.89%          16.19%          10.89%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            INCOME BOND FUND
                                       -------------------------------------------------------------------------------------------
                                                                             CLASS I SHARES
                                       -------------------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR      SIX MONTHS                                         FEBRUARY 1,
                                          ENDED         ENDED        ENDED               YEAR ENDED DECEMBER 31,        1995 TO
                                       DECEMBER 31,    JUNE 30,     JUNE 30,          -----------------------------   DECEMBER 31,
                                           2000          2000       1999 (a)            1998      1997       1996       1995 (b)
                                       ------------   ----------   ----------         --------   -------   --------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................   $     7.51    $     7.68   $     8.10         $   8.01   $  7.85   $   8.18     $   7.68
                                        ----------    ----------   ----------         --------   -------   --------     --------
Investment Activities:
  Net investment income .............         0.25          0.48         0.22             0.47      0.50       0.46         0.47
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................         0.22         (0.17)       (0.35)            0.14      0.17      (0.24)        0.72
                                        ----------    ----------   ----------         --------   -------   --------     --------
    Total from Investment
      Activities ....................         0.47          0.31        (0.13)            0.61      0.67       0.22         1.19
                                        ----------    ----------   ----------         --------   -------   --------     --------
Distributions:
  Net investment income .............        (0.25)        (0.48)       (0.23)           (0.47)    (0.49)     (0.45)       (0.47)
  Net realized gains ................           --            --        (0.06)           (0.05)    (0.02)     (0.10)       (0.22)
                                        ----------    ----------   ----------         --------   -------   --------     --------
    Total Distributions .............        (0.25)        (0.48)       (0.29)           (0.52)    (0.51)     (0.55)       (0.69)
                                        ----------    ----------   ----------         --------   -------   --------     --------
NET ASSET VALUE, END OF PERIOD.......   $     7.73    $     7.51   $     7.68         $   8.10   $  8.01   $   7.85     $   8.18
                                        ==========    ==========   ==========         ========   =======   ========     ========
Total Return ........................         6.30%(c)      4.19%       (1.68)%(c)        7.82%     8.86%      3.14%       15.90%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................   $1,348,420    $1,317,128   $1,328,702         $385,672   $94,544   $187,112     $191,930
  Ratio of expenses to average net
    assets ..........................         0.64%(d)      0.62%        0.62%(d)         0.65%     0.62%      0.57%        0.55%(d)
  Ratio of net investment income to
    average net assets ..............         6.42%(d)      6.35%        5.92%(d)         5.79%     6.08%      6.02%        6.34%(d)
  Ratio of expenses to average net
    assets* .........................         0.66%(d)      0.81%        0.76%(d)         0.65%     0.62%      0.66%        0.67%(d)
  Portfolio turnover (e) ............         5.73%        25.10%       20.55%           41.69%    38.70%    103.93%      173.26%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(b) Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INCOME BOND FUND
                                       ---------------------------------------------------------------------------------
                                                                        CLASS A SHARES
                                       ---------------------------------------------------------------------------------
                                        SIX MONTHS      YEAR     SIX MONTHS                                 FEBRUARY 1,
                                          ENDED        ENDED       ENDED        YEAR ENDED DECEMBER 31,       1995 TO
                                       DECEMBER 31,   JUNE 30,    JUNE 30,    ---------------------------   DECEMBER 31,
                                           2000         2000      1999 (a)     1998      1997      1996       1995 (b)
                                       ------------   --------   ----------   -------   -------   -------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $  7.50      $  7.68     $  8.09     $  8.00   $  7.84   $  8.18     $  7.68
                                         -------      -------     -------     -------   -------   -------     -------
Investment Activities:
  Net investment income .............       0.24         0.46        0.21        0.44      0.48      0.41        0.44
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................       0.23        (0.18)      (0.34)       0.14      0.17     (0.25)       0.72
                                         -------      -------     -------     -------   -------   -------     -------
    Total from Investment
      Activities ....................       0.47         0.28       (0.13)       0.58      0.65      0.16        1.16
                                         -------      -------     -------     -------   -------   -------     -------
Distributions:
  Net investment income .............      (0.24)       (0.46)      (0.22)      (0.44)    (0.47)    (0.40)      (0.44)
  Net realized gains ................         --           --       (0.06)      (0.05)    (0.02)    (0.10)      (0.22)
                                         -------      -------     -------     -------   -------   -------     -------
    Total Distributions .............      (0.24)       (0.46)      (0.28)      (0.49)    (0.49)    (0.50)      (0.66)
                                         -------      -------     -------     -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD.......    $  7.73      $  7.50     $  7.68     $  8.09   $  8.00   $  7.84     $  8.18
                                         =======      =======     =======     =======   =======   =======     =======
Total Return (Excludes Sales
  Charge) ...........................       6.30%(c)     3.80%      (1.62)%(c)    7.44%    8.58%     2.75%      15.55%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $30,318      $28,677     $31,603     $15,785   $ 7,832   $ 8,798     $ 6,095
  Ratio of expenses to average net
    assets ..........................       0.89%(d)     0.88%       0.87%(d)    0.90%     0.87%     0.84%       0.94%(d)
  Ratio of net investment income to
    average net assets ..............       6.17%(d)     6.11%       5.37%(d)    5.57%     5.83%     5.75%       5.72%(d)
  Ratio of expenses to average net
    assets* .........................       0.91%(d)     1.16%       1.16%(d)    0.90%     0.87%     0.90%       1.15%(d)
  Portfolio turnover (e) ............       5.73%       25.10%      20.55%      41.69%    38.70%   103.93%     173.26%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(b) Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INCOME BOND FUND
                                       ------------------------------------------------------------------------------
                                                                       CLASS B SHARES
                                       ------------------------------------------------------------------------------
                                        SIX MONTHS      YEAR     SIX MONTHS                                MAY 31,
                                          ENDED        ENDED       ENDED      YEAR ENDED DECEMBER 31,      1995 TO
                                       DECEMBER 31,   JUNE 30,    JUNE 30,    ------------------------   DECEMBER 31,
                                           2000         2000      1999 (a)     1998     1997     1996      1995 (b)
                                       ------------   --------   ----------   ------   ------   ------   ------------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $  7.53      $  7.71     $  8.13     $ 8.00   $ 7.85   $ 8.18     $  8.13
                                         -------      -------     -------     ------   ------   ------     -------
Investment Activities:
  Net investment income .............       0.21         0.41        0.18       0.39     0.42     0.45        0.24
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................       0.23        (0.18)      (0.34)      0.14     0.17    (0.23)       0.27
                                         -------      -------     -------     ------   ------   ------     -------
    Total from Investment
      Activities ....................       0.44         0.23       (0.16)      0.53     0.59     0.22        0.51
                                         -------      -------     -------     ------   ------   ------     -------
Distributions:
  Net investment income .............      (0.21)       (0.41)      (0.20)     (0.35)   (0.42)   (0.45)      (0.24)
  Net realized gains ................         --           --       (0.06)     (0.05)   (0.02)   (0.10)      (0.22)
                                         -------      -------     -------     ------   ------   ------     -------
    Total Distributions .............      (0.21)       (0.41)      (0.26)     (0.40)   (0.44)   (0.55)      (0.46)
                                         -------      -------     -------     ------   ------   ------     -------
NET ASSET VALUE, END OF PERIOD.......    $  7.76      $  7.53     $  7.71     $ 8.13   $ 8.00   $ 7.85     $  8.18
                                         =======      =======     =======     ======   ======   ======     =======
Total Return (Excludes Sales
  Charge) ...........................       5.93%(c)     3.11%      (2.07)%(c)  6.74%    7.75%    2.09%       6.41%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $12,640      $13,036     $16,309     $  638   $  533   $  502     $   259
  Ratio of expenses to average net
    assets ..........................       1.54%(d)     1.52%       1.52%(d)   1.65%    1.62%    1.58%       1.60%(d)
  Ratio of net investment income to
    average net assets ..............       5.50%(d)     5.42%       5.05%(d)   4.80%    5.08%    5.01%       5.00%(d)
  Ratio of expenses to average net
    assets* .........................       1.56%(d)     1.81%       2.01%(d)   1.65%    1.62%    1.67%       1.78%(d)
  Portfolio turnover (e) ............       5.73%       25.10%      20.55%     41.69%   38.70%  103.93%     173.26%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the One Group Income Bond Fund merged into the Pegasus Multi Sector Bond Fund to become One Group Income Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Multi Sector Bond Fund.

(b) Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        INCOME BOND FUND
                                                                  -----------------------------
                                                                         CLASS C SHARES
                                                                  -----------------------------
                                                                   SIX MONTHS          MAY 30,
                                                                     ENDED             2000 TO
                                                                  DECEMBER 31,         JUNE 30,
                                                                      2000             2000 (a)
                                                                  ------------         --------
                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................         $7.54              $ 7.40
                                                                     -----              ------
Investment Activities:
  Net investment income ....................................          0.21                0.04
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................          0.22                0.14
                                                                     -----              ------
     Total from Investment Activities ......................          0.43                0.18
                                                                     -----              ------
Distributions:
  Net investment income ....................................         (0.21)              (0.04)
                                                                     -----              ------
NET ASSET VALUE, END OF PERIOD .............................         $7.76              $ 7.54
                                                                     =====              ======
Total Return (Excludes Sales Charge) .......................          5.79%(b)            2.37%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................         $ 140              $  128
  Ratio of expenses to average net assets ..................          1.54%(c)            1.51%(c)
  Ratio of net investment income to average net assets .....          5.49%(c)            5.90%(c)
  Ratio of expenses to average net assets* .................          1.56%(c)            1.77%(c)
  Portfolio turnover (d) ...................................          5.73%              25.10%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         MORTGAGE-BACKED
                                                                         SECURITIES FUND
                                                                ----------------------------------
                                                                CLASS I SHARES      CLASS A SHARES
                                                                --------------      --------------
                                                                  AUGUST 21,          AUGUST 21
                                                                   2000 TO             2000 TO
                                                                 DECEMBER 31,        DECEMBER 31,
                                                                   2000 (a)            2000 (a)
                                                                --------------      --------------
                                                                 (UNAUDITED)         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................       $  10.00             $10.00
                                                                   --------             ------
Investment Activities:
  Net investment income ....................................           0.25               0.24
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................           0.35               0.34
                                                                   --------             ------
     Total from Investment Activities ......................           0.60               0.58
                                                                   --------             ------
Distributions:
  Net investment income ....................................          (0.25)             (0.24)
                                                                   --------             ------
     Total Distributions ...................................          (0.25)             (0.24)
                                                                   --------             ------
NET ASSET VALUE, END OF PERIOD .............................       $  10.35             $10.34
                                                                   ========             ======
Total Return ...............................................           6.02%(b)           5.82%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................       $310,186             $    1
  Ratio of expenses to average net assets ..................           0.40%(c)           0.65%(c)
  Ratio of net investment income to average net assets .....           6.77%(c)           6.52%(c)
  Ratio of expenses to average net assets* .................           0.40%(c)           0.65%(c)
  Portfolio turnover (d) ...................................           3.76%              3.76%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           GOVERNMENT BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS I SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $   9.54        $   9.73       $  10.11       $   9.69       $   9.56       $   9.81
                                            --------        --------       --------       --------       --------       --------
Investment Activities:
  Net investment income ................        0.30            0.59           0.58           0.60           0.62           0.62
  Net realized and unrealized gains
    (losses) from investment and futures
    transactions .......................        0.42           (0.19)         (0.38)          0.42           0.13          (0.25)
                                            --------        --------       --------       --------       --------       --------
    Total from Investment Activities ...        0.72            0.40           0.20           1.02           0.75           0.37
                                            --------        --------       --------       --------       --------       --------
Distributions:
  Net investment income ................       (0.30)          (0.59)         (0.58)         (0.60)         (0.62)         (0.62)
                                            --------        --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD..........    $   9.96        $   9.54       $   9.73       $  10.11       $   9.69       $   9.56
                                            ========        ========       ========       ========       ========       ========
Total Return ...........................        7.66%(a)        4.33%          1.94%         10.81%          8.10%          3.81%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $865,384        $866,755       $964,576       $851,517       $724,423       $677,326
  Ratio of expenses to average net
    assets .............................        0.62%(b)        0.62%          0.62%          0.62%          0.62%          0.68%
  Ratio of net investment income to
    average net assets .................        6.15%(b)        6.21%          5.77%          6.05%          6.45%          6.34%
  Ratio of expenses to average net
    assets* ............................        0.65%(b)        0.66%          0.66%          0.67%          0.68%          0.69%
  Portfolio turnover (c) ...............        3.25%          25.30%         80.86%         91.49%         60.53%         62.70%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           GOVERNMENT BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS A SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $  9.55         $  9.73        $ 10.11        $  9.69        $  9.56        $  9.81
                                            -------         -------        -------        -------        -------        -------
Investment Activities:
  Net investment income ................       0.29            0.57           0.56           0.58           0.60           0.60
  Net realized and unrealized gains
    (losses) from investment and futures
    transactions .......................       0.41           (0.18)         (0.38)          0.42           0.13          (0.25)
                                            -------         -------        -------        -------        -------        -------
    Total from Investment Activities ...       0.70            0.39           0.18           1.00           0.73           0.35
                                            -------         -------        -------        -------        -------        -------
Distributions:
  Net investment income ................      (0.29)          (0.57)         (0.56)         (0.58)         (0.60)         (0.60)
                                            -------         -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD..........    $  9.96         $  9.55        $  9.73        $ 10.11        $  9.69        $  9.56
                                            =======         =======        =======        =======        =======        =======
Total Return (Excludes Sales Charge) ...       7.42%(a)        4.17%          1.69%         10.54%          7.83%          3.58%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $48,929         $43,935        $42,819        $31,548        $34,727        $38,800
  Ratio of expenses to average net
    assets .............................       0.87%(b)        0.87%          0.87%          0.87%          0.87%          0.93%
  Ratio of net investment income to
    average net assets .................       5.90%(b)        5.93%          5.52%          5.80%          6.20%          6.09%
  Ratio of expenses to average net
    assets* ............................       0.90%(b)        1.01%          1.00%          1.02%          1.03%          1.04%
  Portfolio turnover (c) ...............       3.25%          25.30%         80.86%         91.49%         60.53%         62.70%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           GOVERNMENT BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                              CLASS B SHARES
                                          ---------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                  YEAR ENDED JUNE 30,
                                          DECEMBER 31,     ----------------------------------------------------------------------
                                              2000            2000           1999           1998           1997           1996
                                          ------------     ----------     ----------     ----------     ----------     ----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...    $  9.55         $  9.74        $ 10.11        $  9.69        $  9.56        $  9.81
                                            -------         -------        -------        -------        -------        -------
Investment Activities:
  Net investment income ................       0.26            0.51           0.49           0.52           0.54           0.54
  Net realized and unrealized gains
    (losses) from investment and futures
    transactions .......................       0.41           (0.19)         (0.37)          0.42           0.13          (0.25)
                                            -------         -------        -------        -------        -------        -------
    Total from Investment Activities ...       0.67            0.32           0.12           0.94           0.67           0.29
                                            -------         -------        -------        -------        -------        -------
Distributions:
  Net investment income ................      (0.26)          (0.51)         (0.49)         (0.52)         (0.54)         (0.54)
                                            -------         -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD .........    $  9.96         $  9.55        $  9.74        $ 10.11        $  9.69        $  9.56
                                            =======         =======        =======        =======        =======        =======
Total Return (Excludes Sales Charge) ...       7.06%(a)        3.39%          1.14%          9.86%          7.14%          2.95%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....    $43,824         $43,077        $53,384        $20,922        $11,729        $10,782
  Ratio of expenses to average net
    assets .............................       1.52%(b)        1.52%          1.52%          1.52%          1.52%          1.58%
  Ratio of net investment income to
    average net assets .................       5.25%(b)        5.30%          4.86%          5.14%          5.55%          5.44%
  Ratio of expenses to average net
    assets* ............................       1.55%(b)        1.66%          1.65%          1.67%          1.68%          1.69%
  Portfolio turnover (c) ...............       3.25%          25.30%         80.86%         91.49%         60.53%         62.70%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     GOVERNMENT BOND FUND
                                                         --------------------------------------------
                                                                        CLASS C SHARES
                                                         --------------------------------------------
                                                          SIX MONTHS         YEAR         MARCH 22,
                                                            ENDED           ENDED          1999 TO
                                                         DECEMBER 31,      JUNE 30,        JUNE 30,
                                                             2000            2000          1999 (a)
                                                         ------------      --------       ---------
                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $ 9.55          $ 9.74          $10.03
                                                            ------          ------          ------
Investment Activities:
  Net investment income ...............................       0.26            0.51            0.14
  Net realized and unrealized gains (losses) from
     investment and futures transactions ..............       0.41           (0.19)          (0.29)
                                                            ------          ------          ------
     Total from Investment Activities .................       0.67            0.32           (0.15)
                                                            ------          ------          ------
Distributions:
  Net investment income ...............................      (0.26)          (0.51)          (0.14)
                                                            ------          ------          ------
NET ASSET VALUE, END OF PERIOD ........................     $ 9.96          $ 9.55          $ 9.74
                                                            ======          ======          ======
Total Return (Excludes Sales Charge) ..................       7.06%(b)        3.39%          (1.54)(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...................     $5,104          $3,130          $1,102
  Ratio of expenses to average net assets .............       1.52%(c)        1.52%           1.52%(c)
  Ratio of net investment income to average net
     assets ...........................................       5.25%(c)        5.36%           5.06%(c)
  Ratio of expenses to average net assets* ............       1.55%(c)        1.66%           1.65%(c)
  Portfolio turnover (d) ..............................       3.25%          25.30%          80.86%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    TREASURY & AGENCY FUND
                                              ------------------------------------------------------------------
                                                                        CLASS I SHARES
                                              ------------------------------------------------------------------
                                               SIX MONTHS                                            JANUARY 20,
                                                 ENDED                 YEAR ENDED JUNE 30,             1997 TO
                                              DECEMBER 31,      ---------------------------------     JUNE 30,
                                                  2000           2000         1999         1998       1997 (a)
                                              ------------      -------      -------      -------    -----------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .....      $  9.64         $  9.81      $ 10.09      $  9.99     $  10.00
                                                -------         -------      -------      -------     --------
Investment Activities:
  Net investment income ..................         0.29            0.57         0.57         0.62         0.28
  Net realized and unrealized gains
     (losses) from investment
     transactions ........................         0.35           (0.15)       (0.21)        0.15        (0.01)
                                                -------         -------      -------      -------     --------
     Total from Investment Activities ....         0.64            0.42         0.36         0.77         0.27
                                                -------         -------      -------      -------     --------
Distributions:
  Net investment income ..................        (0.29)          (0.57)       (0.57)       (0.62)       (0.28)
  Net realized gains .....................           --           (0.02)       (0.07)       (0.05)          --
                                                -------         -------      -------      -------     --------
     Total Distributions .................        (0.29)          (0.59)       (0.64)       (0.67)       (0.28)
                                                -------         -------      -------      -------     --------
NET ASSET VALUE, END OF PERIOD ...........      $  9.99         $  9.64      $  9.81      $ 10.09     $   9.99
                                                =======         =======      =======      =======     ========
Total Return .............................         6.74%(b)        4.42%        3.54%        7.91%        2.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......      $55,763         $65,437      $79,958      $95,073     $110,084
  Ratio of expenses to average net
     assets ..............................         0.40%(c)        0.38%        0.36%        0.35%        0.45%(c)
  Ratio of net investment income to
     average net assets ..................         5.93%(c)        5.89%        5.60%        6.16%        6.44%(c)
  Ratio of expenses to average net
     assets* .............................         0.45%(c)        0.63%        0.65%        0.65%        0.78%(c)
  Portfolio turnover (d) .................        10.57%          30.02%       76.73%       41.60%       54.44%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    TREASURY & AGENCY FUND
                                              ------------------------------------------------------------------
                                                                        CLASS A SHARES
                                              ------------------------------------------------------------------
                                               SIX MONTHS                                            JANUARY 20,
                                                 ENDED                 YEAR ENDED JUNE 30,             1997 TO
                                              DECEMBER 31,      ---------------------------------     JUNE 30,
                                                  2000           2000         1999         1998       1997 (a)
                                              ------------      -------      -------      -------    -----------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .....      $  9.65         $  9.81      $ 10.09      $  9.98      $10.00
                                                -------         -------      -------      -------      ------
Investment Activities:
  Net investment income ..................         0.28            0.55         0.54         0.63        0.29
  Net realized and unrealized gains
     (losses) from investment
     transactions ........................         0.34           (0.14)       (0.21)        0.16       (0.02)
                                                -------         -------      -------      -------      ------
     Total from Investment Activities ....         0.62            0.41         0.33         0.79        0.27
                                                -------         -------      -------      -------      ------
Distributions:
  Net investment income ..................        (0.28)          (0.55)       (0.54)       (0.63)      (0.29)
  Net realized gains .....................           --           (0.02)       (0.07)       (0.05)         --
                                                -------         -------      -------      -------      ------
     Total Distributions .................        (0.28)          (0.57)       (0.61)       (0.68)      (0.29)
                                                -------         -------      -------      -------      ------
NET ASSET VALUE, END OF PERIOD ...........      $  9.99         $  9.65      $  9.81      $ 10.09      $ 9.98
                                                =======         =======      =======      =======      ======
Total Return (Excludes Sales Charge) .....         6.50%(b)        4.27%        3.30%        8.10%       2.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......      $55,402         $39,655      $72,941      $35,213      $   94
  Ratio of expenses to average net
     assets ..............................         0.65%(c)        0.63%        0.60%        0.58%       0.71%(c)
  Ratio of net investment income to
     average net assets ..................         5.64%(c)        5.62%        5.30%        5.87%       6.47%(c)
  Ratio of expenses to average net
     assets* .............................         0.70%(c)        0.99%        1.00%        0.98%       1.15%(c)
  Portfolio turnover (d) .................        10.57%          30.02%       76.73%       41.60%      54.44%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    TREASURY & AGENCY FUND
                                              ------------------------------------------------------------------
                                                                        CLASS B SHARES
                                              ------------------------------------------------------------------
                                               SIX MONTHS                                            JANUARY 20,
                                                 ENDED                 YEAR ENDED JUNE 30,             1997 TO
                                              DECEMBER 31,      ---------------------------------     JUNE 30,
                                                  2000           2000         1999         1998       1997 (a)
                                              ------------      -------      -------      -------    -----------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .....      $  9.64         $  9.81      $ 10.08      $  9.99      $10.00
                                                -------         -------      -------      -------      ------
Investment Activities:
  Net investment income ..................         0.25            0.50         0.49         0.58        0.26
  Net realized and unrealized gains
     (losses) from investment
     transactions ........................         0.34           (0.15)       (0.20)        0.14       (0.01)
                                                -------         -------      -------      -------      ------
     Total from Investment Activities ....         0.59            0.35         0.29         0.72        0.25
                                                -------         -------      -------      -------      ------
Distributions:
  Net investment income ..................        (0.25)          (0.50)       (0.49)       (0.58)      (0.26)
  Net realized gains .....................           --           (0.02)       (0.07)       (0.05)         --
                                                -------         -------      -------      -------      ------
     Total Distributions .................        (0.25)          (0.52)       (0.56)       (0.63)      (0.26)
                                                -------         -------      -------      -------      ------
NET ASSET VALUE, END OF PERIOD ...........      $  9.98         $  9.64      $  9.81      $ 10.08      $ 9.99
                                                =======         =======      =======      =======      ======
Total Return (Excludes Sales Charge) .....         6.23%(b)        3.65%        2.89%        7.33%       2.58%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ......      $54,245         $54,322      $69,825      $12,483      $   80
  Ratio of expenses to average net
     assets ..............................         1.15%(c)        1.13%        1.10%        1.08%       1.23%(c)
  Ratio of net investment income to
     average net assets ..................         5.18%(c)        5.14%        4.79%        5.39%       6.30%(c)
  Ratio of expenses to average net
     assets* .............................         1.20%(c)        1.64%        1.64%        1.63%       1.81%(c)
  Portfolio turnover (d) .................        10.57%          30.02%       76.73%       41.60%      54.44%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     HIGH YIELD BOND FUND
                                                         --------------------------------------------
                                                                        CLASS I SHARES
                                                         --------------------------------------------
                                                          SIX MONTHS         YEAR        NOVEMBER 13,
                                                            ENDED           ENDED          1998 TO
                                                         DECEMBER 31,      JUNE 30,        JUNE 30,
                                                             2000            2000          1999 (a)
                                                         ------------      --------      ------------
                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $   8.90        $   9.87        $  10.00
                                                           --------        --------        --------
Investment Activities:
  Net investment income ...............................        0.44            0.89            0.51
  Net realized and unrealized gains (losses) from
     investment transactions ..........................       (0.63)          (0.97)          (0.13)
                                                           --------        --------        --------
     Total from Investment Activities .................       (0.19)          (0.08)           0.38
                                                           --------        --------        --------
Distributions:
  Net investment income ...............................       (0.44)          (0.89)          (0.51)
                                                           --------        --------        --------
NET ASSET VALUE, END OF PERIOD ........................    $   8.27        $   8.90        $   9.87
                                                           ========        ========        ========
Total Return ..........................................       (2.18)%(b)      (0.75)%          3.80%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...................    $268,357        $218,780        $137,433
  Ratio of expenses to average net assets .............        0.89%(c)        0.88%           0.89%(c)
  Ratio of net investment income to average net
     assets ...........................................       10.21%(c)        9.63%           8.48%(c)
  Ratio of expenses to average net assets* ............        0.90%(c)        1.03%           1.18%(c)
  Portfolio turnover (d) ..............................       10.37%          35.14%          28.02%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      HIGH YIELD BOND FUND
                                                          --------------------------------------------
                                                                         CLASS A SHARES
                                                          --------------------------------------------
                                                           SIX MONTHS         YEAR        NOVEMBER 13,
                                                             ENDED           ENDED          1998 TO
                                                          DECEMBER 31,      JUNE 30,        JUNE 30,
                                                              2000            2000          1999 (a)
                                                          ------------      --------      ------------
                                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $  8.89          $ 9.86         $ 10.00
                                                            -------          ------         -------
Investment Activities:
  Net investment income ................................       0.43            0.87            0.49
  Net realized and unrealized gains (losses) from
     investment transactions ...........................      (0.63)          (0.97)          (0.14)
                                                            -------          ------         -------
     Total from Investment Activities ..................      (0.20)          (0.10)           0.35
                                                            -------          ------         -------
Distributions:
  Net investment income ................................      (0.43)          (0.87)          (0.49)
                                                            -------          ------         -------
NET ASSET VALUE, END OF PERIOD .........................    $  8.26          $ 8.89         $  9.86
                                                            =======          ======         =======
Total Return (Excludes Sales Charge) ...................      (2.31)%(b)      (1.00)%          3.53%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ....................    $15,826          $9,860         $11,405
  Ratio of expenses to average net assets ..............       1.14%(c)        1.13%           1.13%(c)
  Ratio of net investment income to average net
     assets ............................................      10.02%(c)        9.28%           8.46%(c)
  Ratio of expenses to average net assets* .............       1.15%(c)        1.38%           1.43%(c)
  Portfolio turnover (d) ...............................      10.37%          35.14%          28.02%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       HIGH YIELD BOND FUND
                                                           --------------------------------------------
                                                                          CLASS B SHARES
                                                           --------------------------------------------
                                                            SIX MONTHS         YEAR        NOVEMBER 13,
                                                              ENDED           ENDED          1998 TO
                                                           DECEMBER 31,      JUNE 30,        JUNE 30,
                                                               2000            2000          1999 (a)
                                                           ------------      --------      ------------
                                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ....................     $ 8.91          $ 9.88          $10.00
                                                              ------          ------          ------
Investment Activities:
  Net investment income .................................       0.41            0.81            0.45
  Net realized and unrealized gains (losses) from
     investment transactions ............................      (0.63)          (0.97)          (0.12)
                                                              ------          ------          ------
     Total from Investment Activities ...................      (0.22)          (0.16)           0.33
                                                              ------          ------          ------
Distributions:
  Net investment income .................................      (0.41)          (0.81)          (0.45)
                                                              ------          ------          ------
NET ASSET VALUE, END OF PERIOD ..........................     $ 8.28          $ 8.91          $ 9.88
                                                              ======          ======          ======
Total Return (Excludes Sales Charge) ....................      (2.62)%(b)      (1.64)%          3.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .....................     $7,501          $6,565          $3,748
  Ratio of expenses to average net assets ...............       1.79%(c)        1.77%           1.77%(c)
  Ratio of net investment income to average net
     assets .............................................       9.28%(c)        8.66%           7.69%(c)
  Ratio of expenses to average net assets* ..............       1.80%(c)        2.02%           2.06%(c)
  Portfolio turnover (d) ................................      10.37%          35.14%          28.02%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     HIGH YIELD BOND FUND
                                                         --------------------------------------------
                                                                        CLASS C SHARES
                                                         --------------------------------------------
                                                          SIX MONTHS         YEAR         MARCH 22,
                                                            ENDED           ENDED          1999 TO
                                                         DECEMBER 31,      JUNE 30,        JUNE 30,
                                                             2000            2000          1999 (a)
                                                         ------------      --------       ---------
                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $ 8.90          $ 9.87          $10.14
                                                            ------          ------          ------
Investment Activities:
  Net investment income ...............................       0.41            0.81            0.22
  Net realized and unrealized gains (losses) from
     investment transactions ..........................      (0.62)          (0.97)          (0.27)
                                                            ------          ------          ------
     Total from Investment Activities .................      (0.21)          (0.16)          (0.05)
                                                            ------          ------          ------
Distributions:
  Net investment income ...............................      (0.41)          (0.81)          (0.22)
                                                            ------          ------          ------
NET ASSET VALUE, END OF PERIOD ........................     $ 8.28          $ 8.90          $ 9.87
                                                            ======          ======          ======
Total Return (Excludes Sales Charge) ..................      (2.50)%(b)      (1.66)%         (0.56)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ...................     $3,540          $2,121          $    9
  Ratio of expenses to average net assets .............       1.79%(c)        1.78%           1.76%(c)
  Ratio of net investment income to average net
     assets ...........................................       9.32%(c)        8.82%           7.84%(c)
  Ratio of expenses to average net assets* ............       1.80%(c)        2.03%           2.08%(c)
  Portfolio turnover (d) ..............................      10.37%          35.14%          28.02%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Mortgage-Backed Securities Fund, the Government Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (individually a "Fund," collectively the "Funds") only. Each Fund is a diversified mutual fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Pricing Committee which is comprised of members from One Group Administrative Services, Inc. (the "Administrator"), an affiliate of the Banc One Investment Advisors Corporation (the "Advisor"), and BISYS Fund Services under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, letters of credit or any combination of cash, such securities or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral.

     Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 2000, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                   MARKET        MARKET
                                                                   VALUE         VALUE
                                                                     OF        OF LOANED
   FUND                                                          COLLATERAL    SECURITIES
   ----                                                          ----------    ----------
   Short-Term Bond Fund........................................   $174,669      $169,789
   Intermediate Bond Fund......................................    333,802       322,247
   Bond Fund...................................................    478,017       467,520
   Income Bond Fund............................................    270,298       262,216
   Government Bond Fund........................................    152,354       146,770
   Treasury & Agency Fund......................................     46,586        45,246
   High Yield Bond Fund........................................     88,636        87,182

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of December 31, 2000.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Net investment income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities held or planned to be purchased by the funds.

     FUTURES CONTRACTS

     The Funds (except for the Treasury & Agency Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of December 31, 2000:

                                                                                                    CURRENT
                                                                                        OPENING     MARKET
                                                                          NUMBER OF    POSITIONS     VALUE
   FUND                                         CONTRACT TYPE             CONTRACTS      (000)       (000)
   ----                                         -------------             ---------    ---------    -------
   Ultra Short-Term Bond Fund........  Short Bond U.S. 2 Year,
                                       February 2001 Futures                 50         $10,157     $10,064

                                       Short Bond U.S. 5 Year, March
                                       2001 Futures                          75           7,767       7,714

   Government Bond Fund..............  Short Bond U.S. 2 Year,
                                       February 2001 Futures                 50          10,158      10,064

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of fifty-one active funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C shares except for the Mortgage-Backed Securities Fund which is authorized to issue Class I and Class A shares only. Class A shares, except for Mortgage-Backed Securities Fund, are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 2000, there were no shareholders in Class C of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund and the Treasury & Agency Fund. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund; 0.35% of the Mortgage-Backed Securities Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   The Trust and the Administrator are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement the Prior Administrator provided services for a fee that is computed identical to the agreement above which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   Banc One High Yield Partners, LLC (the "Sub-Advisor"), of the One Group High Yield Bond Fund and the One Group Income Bond Fund, was formed as a limited liability company under an agreement between the Advisor
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   and Pacholder Associates Inc. ("Pacholder"). Under the Agreement, Pacholder is responsible for providing portfolio management services on behalf of the Sub-Advisor for the One Group High Yield Bond Fund. In addition, Pacholder is responsible with regard to that portion of the One Group Income Bond Fund's assets designated by the Advisor for investments in corporate fixed income securities and instruments which are regulated below investment grade or unrated corporate fixed-income securities and instruments of similar quality. The One Group Income Bond Fund cannot invest more than 30% of its total assets in this type of security. For its services, the Sub-Advisor is paid a fee by the Advisor.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund and the High Yield Bond Fund and 0.90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund and the High Yield Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees. For the six months ended December 31, 2000, the Distributor received $292,600 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $134,950 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   Fees may be reduced to assist the Funds in maintaining competitive expense ratios. For the six months ended December 31, 2000, fees in the following amounts were waived (amounts in thousands):

                                                                                      DISTRIBUTION
                                             INVESTMENT                                FEES WAIVED
                                              ADVISORY      ADMINISTRATION    -----------------------------
    FUND                                     FEES WAIVED     FEES WAIVED      CLASS A    CLASS B    CLASS C
    ----                                     -----------    --------------    -------    -------    -------
    Ultra Short -Term Bond Fund............    $  419            $116           $13        $ 9        $--
    Short -Term Bond Fund..................     1,055              --            12          6         --
    Intermediate Bond Fund.................     1,653              --            85         19         18
    Bond Fund..............................     2,181             104            73         10          1
    Income Bond Fund.......................     1,178              --            15          6         --(a)
    Mortgage-Backed Securities Fund........       126              64            --         --         --
    Government Bond Fund...................       233              --            23         22          2
    Treasury & Agency Fund.................       159               6            24         68         --
    High Yield Bond Fund...................       196              --             6          3          1

   ---------------
   (a) Amount is less than $1,000.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the six months ended December 31, 2000, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Ultra Short -Term Bond Fund.................................  $ 66,517     $ 57,911
    Short-Term Bond Fund........................................   129,651      159,217
    Intermediate Bond Fund......................................   108,954       72,346
    Bond Fund...................................................   329,251      107,879
    Income Bond Fund............................................    77,215       89,536
    Mortgage-Backed Securities Fund.............................    67,908       10,049
    Government Bond Fund........................................    30,662       51,191
    Treasury & Agency Fund......................................    22,273       16,442
    High Yield Bond Fund........................................   104,839       27,253

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust.

   As of December 31, 2000, Short-Term Bond Fund had $9,800,000 outstanding under this agreement. During the six months ended December 31, 2000, borrowings by the Funds under the Agreement were as follows (amounts in thousands):

                                                                       AVERAGE             AVERAGE
    FUND                                                          AMOUNT OUTSTANDING    INTEREST RATE
    ----                                                          ------------------    -------------
    Short-Term Bond Fund........................................         $252               7.13%

   The average amount outstanding was calculated based on daily balances during the period.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

7. CONVERSION OF COMMON TRUST FUND:

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Mutual Fund. The transaction, completed on August 21, 2000, was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation acquired as of conversion date. (amounts in thousands, except per share amounts):

                                                                                  NET ASSET
                                                                                    VALUE
                                                          SHARES    NET ASSETS    PER SHARE     UNREALIZED
    FUND                                                  ISSUED    CONVERTED      ISSUED      APPRECIATION
    ----                                                  ------    ----------    ---------    ------------
    Mortgage-Backed Securities Fund.....................  26,244     $262,435      $10.00           $--

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

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

 One Group is distributed by The One Group Services Company, which is not affiliated with BANK ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at The One Group Service Center at 1 800 480 4111 for a prospectus containing complete information about charges and expenses. Read carefully before investing. Past performance is no guarantee of future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-042-SAN (2/01)

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